UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03459
Penn Series Funds, Inc.
(Exact name of registrant as specified in charter)

Eight Tower Bridge
161 Washington Street, Suite 1111
Conshohocken, PA 19428
Registrant's telephone number, including area code:
(215) 956-8129
Date of fiscal year end:
December 31, 2026
Date of reporting period:
January 1, 2026 to June 30, 2026
Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Penn Series Funds, Inc.
Aggressive Allocation Fund
semi-annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Penn Series Aggressive Allocation Fund (“Fund”) for the period of January 01, 2026 to June 30, 2026. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aggressive Allocation Fund	$18	0.34%
Key Fund Statistics
Fund net assets	$56,185,538
Total number of portfolio holdings	21
Total advisory fee paid	$33,004
Portfolio turnover rate	6%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Penn Series Index 500 Fund	27.8%
Penn Series Flexibly Managed Fund	9.1%
Penn Series International Equity Fund	7.1%
Penn Series Developed International Index Fund	7.0%
Penn Series Large Cap Value Fund	6.0%
Penn Series Large Growth Stock Fund	6.0%
Penn Series Quality Bond Fund	5.0%
Penn Series Real Estate Securities Fund	5.0%
Penn Series Mid Core Value Fund	4.0%
Penn Series Large Core Value Fund	4.0%
Asset Allocation Target
Material Fund Changes
There were no material changes during the reporting period.
Changes in and Disagreements with Accountants
On May 21, 2026, the Board of Directors of Penn Series Funds, Inc., upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, replacing KPMG LLP (“KPMG”) as the Fund’s independent registered public accounting firm. There were no disagreements with KPMG during the Fund’s two most recent fiscal years or the subsequent interim period through May 21, 2026.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
Balanced Fund
semi-annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Penn Series Balanced Fund (“Fund”) for the period of January 01, 2026 to June 30, 2026. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Balanced Fund	$10	0.20%
Key Fund Statistics
Fund net assets	$82,129,509
Total number of portfolio holdings	2
Total advisory fee paid	N/A
Portfolio turnover rate	5%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Penn Series Index 500 Fund	59.8%
Penn Series Quality Bond Fund	40.2%
Asset Allocation Target
Material Fund Changes
There were no material changes during the reporting period.
Changes in and Disagreements with Accountants
On May 21, 2026, the Board of Directors of Penn Series Funds, Inc., upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, replacing KPMG LLP (“KPMG”) as the Fund’s independent registered public accounting firm. There were no disagreements with KPMG during the Fund’s two most recent fiscal years or the subsequent interim period through May 21, 2026.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
Conservative Allocation Fund
semi-annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Penn Series Conservative Allocation Fund (“Fund”) for the period of January 01, 2026 to June 30, 2026. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Conservative Allocation Fund	$18	0.36%
Key Fund Statistics
Fund net assets	$39,972,022
Total number of portfolio holdings	10
Total advisory fee paid	$24,104
Portfolio turnover rate	6%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Penn Series Quality Bond Fund	60.9%
Penn Series Limited Maturity Bond Fund	9.0%
Penn Series Index 500 Fund	8.9%
Penn Series Flexibly Managed Fund	8.0%
Penn Series High Yield Bond Fund	6.9%
Penn Series Developed International Index Fund	2.0%
Penn Series Real Estate Securities Fund	2.0%
Penn Series Mid Core Value Fund	1.0%
Penn Series Large Core Value Fund	1.0%
Asset Allocation Target
Material Fund Changes
There were no material changes during the reporting period.
Changes in and Disagreements with Accountants
On May 21, 2026, the Board of Directors of Penn Series Funds, Inc., upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, replacing KPMG LLP (“KPMG”) as the Fund’s independent registered public accounting firm. There were no disagreements with KPMG during the Fund’s two most recent fiscal years or the subsequent interim period through May 21, 2026.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
Developed International Index Fund
semi-annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Penn Series Developed International Index Fund (“Fund”) for the period of January 01, 2026 to June 30, 2026. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Developed International Index Fund	$45	0.87%
Key Fund Statistics
Fund net assets	$102,089,930
Total number of portfolio holdings	686
Total advisory fee paid	$147,765
Portfolio turnover rate	2%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
ASML Holding N.V.	3.5%
HSBC Holdings PLC	1.5%
Roche Holding AG	1.3%
Novartis AG	1.3%
AstraZeneca PLC	1.3%
Nestle S.A.	1.2%
Siemens AG	1.1%
Tokyo Electron Ltd.	1.0%
Shell PLC	1.0%
Mitsubishi UFJ Financial Group, Inc.	1.0%
Sector Allocation 1
Country Allocation
1 Sector allocation is presented as a percentage of total investments before short-term investments.
Material Fund Changes
There were no material changes during the reporting period.
Changes in and Disagreements with Accountants
On May 21, 2026, the Board of Directors of Penn Series Funds, Inc., upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, replacing KPMG LLP (“KPMG”) as the Fund’s independent registered public accounting firm. There were no disagreements with KPMG during the Fund’s two most recent fiscal years or the subsequent interim period through May 21, 2026.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
Emerging Markets Equity Fund
semi-annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Penn Series Emerging Markets Equity Fund (“Fund”) for the period of January 01, 2026 to June 30, 2026. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Equity Fund	$77	1.35%
Key Fund Statistics
Fund net assets	$74,553,603
Total number of portfolio holdings	54
Total advisory fee paid	$297,974
Portfolio turnover rate	41%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	9.8%
Samsung Electronics Co., Ltd.	8.0%
SK hynix, Inc.	6.8%
Tencent Holdings Ltd.	4.0%
Elite Material Co., Ltd.	3.7%
Accton Technology Corp.	3.5%
Hon Hai Precision Industry Co., Ltd.	3.1%
PriceSmart, Inc.	3.1%
Contemporary Amperex Technology Co., Ltd., Class A	3.1%
Capitec Bank Holdings Ltd.	2.9%
Sector Allocation 1
Country Allocation
1 Sector allocation is presented as a percentage of total investments before short-term investments.
Material Fund Changes
There were no material changes during the reporting period.
Changes in and Disagreements with Accountants
On May 21, 2026, the Board of Directors of Penn Series Funds, Inc., upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, replacing KPMG LLP (“KPMG”) as the Fund’s independent registered public accounting firm. There were no disagreements with KPMG during the Fund’s two most recent fiscal years or the subsequent interim period through May 21, 2026.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
Flexibly Managed Fund
semi-annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Penn Series Flexibly Managed Fund (“Fund”) for the period of January 01, 2026 to June 30, 2026. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Flexibly Managed Fund	$44	0.87%
Key Fund Statistics
Fund net assets	$4,883,607,624
Total number of portfolio holdings	268
Total advisory fee paid	$16,613,144
Portfolio turnover rate	57%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Microsoft Corp.	3.5%
Amazon.com, Inc.	3.5%
NVIDIA Corp.	3.0%
Broadcom, Inc.	2.7%
Alphabet, Inc., Class A	2.7%
CenterPoint Energy, Inc.	2.7%
U.S. Treasury Notes 3.500%, 02/28/31	2.5%
Meta Platforms, Inc., Class A	2.3%
Advanced Micro Devices, Inc.	2.1%
U.S. Treasury Notes 3.625%, 10/31/30	2.1%
Sector Allocation 1
1 Sector allocation is presented as a percentage of total investments before short-term investments.
2 Includes non-equity investments.
Material Fund Changes
There were no material changes during the reporting period.
Changes in and Disagreements with Accountants
On May 21, 2026, the Board of Directors of Penn Series Funds, Inc., upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, replacing KPMG LLP (“KPMG”) as the Fund’s independent registered public accounting firm. There were no disagreements with KPMG during the Fund’s two most recent fiscal years or the subsequent interim period through May 21, 2026.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
High Yield Bond Fund
semi-annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Penn Series High Yield Bond Fund (“Fund”) for the period of January 01, 2026 to June 30, 2026. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Bond Fund	$37	0.73%
Key Fund Statistics
Fund net assets	$122,969,855
Total number of portfolio holdings	109
Total advisory fee paid	$277,332
Portfolio turnover rate	32%
Weighted Average Maturity	2.0 Years
Effective Duration	3.5 Years
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Asset Class Allocation
Corporate Bonds	99.3%
Money Market Funds	0.7%
Bond Quality Allocation 1
1 Source: Independent Rating Agencies such as Moody’s, S&P and Fitch.
Note: When ratings from all three agencies are available, the median rating is used. When ratings are available from two of the agencies, the lower rating is used. When one rating is available, that rating is used. "NR" is used to classify securities for which a rating is not available.
Material Fund Changes
There were no material changes during the reporting period.
Changes in and Disagreements with Accountants
On May 21, 2026, the Board of Directors of Penn Series Funds, Inc., upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, replacing KPMG LLP (“KPMG”) as the Fund’s independent registered public accounting firm. There were no disagreements with KPMG during the Fund’s two most recent fiscal years or the subsequent interim period through May 21, 2026.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
Index 500 Fund
semi-annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Penn Series Index 500 Fund (“Fund”) for the period of January 01, 2026 to June 30, 2026. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Index 500 Fund	$17	0.33%
Key Fund Statistics
Fund net assets	$989,153,536
Total number of portfolio holdings	506
Total advisory fee paid	$585,002
Portfolio turnover rate	1%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
NVIDIA Corp.	7.5%
Apple, Inc.	6.6%
Microsoft Corp.	4.3%
Amazon.com, Inc.	3.6%
Alphabet, Inc., Class A	3.1%
Broadcom, Inc.	2.8%
Alphabet, Inc., Class C	2.5%
Micron Technology, Inc.	2.0%
Meta Platforms, Inc., Class A	1.9%
Tesla, Inc.	1.8%
Sector Allocation 1
1 Sector allocation is presented as a percentage of total investments before short-term investments.
Material Fund Changes
There were no material changes during the reporting period.
Changes in and Disagreements with Accountants
On May 21, 2026, the Board of Directors of Penn Series Funds, Inc., upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, replacing KPMG LLP (“KPMG”) as the Fund’s independent registered public accounting firm. There were no disagreements with KPMG during the Fund’s two most recent fiscal years or the subsequent interim period through May 21, 2026.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
International Equity Fund
semi-annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Penn Series International Equity Fund (“Fund”) for the period of January 01, 2026 to June 30, 2026. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Equity Fund	$56	1.09%
Key Fund Statistics
Fund net assets	$217,476,049
Total number of portfolio holdings	43
Total advisory fee paid	$848,588
Portfolio turnover rate	148%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	6.3%
ASML Holding N.V.	5.6%
Galderma Group AG	5.2%
Tokyo Electron Ltd.	5.0%
Infineon Technologies AG	4.4%
The Coca-Cola Co.	4.0%
InterContinental Hotels Group PLC	4.0%
Games Workshop Group PLC	3.6%
Linde PLC	3.5%
TC Energy Corp.	3.5%
Sector Allocation 1
Country Allocation
1 Sector allocation is presented as a percentage of total investments before short-term investments.
Material Fund Changes
Effective June 1, 2026, Penn Mutual Asset Management, LLC (the “Adviser”) contractually agreed to waive a portion of its investment advisory fee in the amount of 0.02% of the Fund’s average daily net assets through May 31, 2027. The contractual fee waiver does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. The Adviser may continue the waiver from year to year, but there is no guarantee that the Adviser will do so and the waiver may be cancelled or modified after May 31, 2027. This waiver may not be terminated prior to May 31, 2027 except with the approval of the Fund’s Board of Directors.
Changes in and Disagreements with Accountants
On May 21, 2026, the Board of Directors of Penn Series Funds, Inc., upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, replacing KPMG LLP (“KPMG”) as the Fund’s independent registered public accounting firm. There were no disagreements with KPMG during the Fund’s two most recent fiscal years or the subsequent interim period through May 21, 2026.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
Large Cap Growth Fund
semi-annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Penn Series Large Cap Growth Fund (“Fund”) for the period of January 01, 2026 to June 30, 2026. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Growth Fund	$41	0.84%
Key Fund Statistics
Fund net assets	$67,220,235
Total number of portfolio holdings	54
Total advisory fee paid	$179,279
Portfolio turnover rate	25%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
NVIDIA Corp.	13.3%
Alphabet, Inc., Class A	10.3%
Broadcom, Inc.	4.8%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	4.8%
Amphenol Corp., Class A	4.0%
Visa, Inc., Class A	3.7%
Apple, Inc.	3.1%
Aon PLC, Class A	2.6%
Moody's Corp.	2.5%
Hubbell, Inc.	2.4%
Sector Allocation 1
1 Sector allocation is presented as a percentage of total investments before short-term investments.
Material Fund Changes
There were no material changes during the reporting period.
Changes in and Disagreements with Accountants
On May 21, 2026, the Board of Directors of Penn Series Funds, Inc., upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, replacing KPMG LLP (“KPMG”) as the Fund’s independent registered public accounting firm. There were no disagreements with KPMG during the Fund’s two most recent fiscal years or the subsequent interim period through May 21, 2026.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
Large Cap Value Fund
semi-annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Penn Series Large Cap Value Fund (“Fund”) for the period of January 01, 2026 to June 30, 2026. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Value Fund	$49	0.93%
Key Fund Statistics
Fund net assets	$168,482,268
Total number of portfolio holdings	80
Total advisory fee paid	$544,060
Portfolio turnover rate	31%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Berkshire Hathaway, Inc., Class B	4.1%
RTX Corp.	3.8%
JPMorgan Chase & Co.	3.6%
Johnson & Johnson	3.5%
Philip Morris International, Inc.	3.2%
Alphabet, Inc., Class C	3.1%
Cisco Systems, Inc.	3.0%
UnitedHealth Group, Inc.	2.6%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	2.4%
Amazon.com, Inc.	2.1%
Sector Allocation 1
1 Sector allocation is presented as a percentage of total investments before short-term investments.
Material Fund Changes
Effective June 1, 2026, Penn Mutual Asset Management, LLC (the “Adviser”) contractually agreed to waive a portion of its investment advisory fee in the amount of 0.01% of the Fund’s average daily net assets through May 31, 2027. The contractual fee waiver does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. The Adviser may continue the waiver from year to year, but there is no guarantee that the Adviser will do so and the waiver may be cancelled or modified after May 31, 2027. This waiver may not be terminated prior to May 31, 2027 except with the approval of the Fund’s Board of Directors.
Changes in and Disagreements with Accountants
On May 21, 2026, the Board of Directors of Penn Series Funds, Inc., upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, replacing KPMG LLP (“KPMG”) as the Fund’s independent registered public accounting firm. There were no disagreements with KPMG during the Fund’s two most recent fiscal years or the subsequent interim period through May 21, 2026.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
Large Core Growth Fund
semi-annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Penn Series Large Core Growth Fund (“Fund”) for the period of January 01, 2026 to June 30, 2026. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Core Growth Fund	$42	0.86%
Key Fund Statistics
Fund net assets	$126,646,841
Total number of portfolio holdings	36
Total advisory fee paid	$364,367
Portfolio turnover rate	14%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
NVIDIA Corp.	15.4%
Apple, Inc.	8.5%
Microsoft Corp.	7.8%
Alphabet, Inc., Class A	6.7%
Advanced Micro Devices, Inc.	5.1%
Amazon.com, Inc.	5.1%
Visa, Inc., Class A	5.0%
Eli Lilly & Co.	4.8%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	4.0%
Broadcom, Inc.	3.2%
Sector Allocation 1
1 Sector allocation is presented as a percentage of total investments before short-term investments.
Material Fund Changes
There were no material changes during the reporting period.
Changes in and Disagreements with Accountants
On May 21, 2026, the Board of Directors of Penn Series Funds, Inc., upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, replacing KPMG LLP (“KPMG”) as the Fund’s independent registered public accounting firm. There were no disagreements with KPMG during the Fund’s two most recent fiscal years or the subsequent interim period through May 21, 2026.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
Large Core Value Fund
semi-annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Penn Series Large Core Value Fund (“Fund”) for the period of January 01, 2026 to June 30, 2026. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Core Value Fund	$48	0.90%
Key Fund Statistics
Fund net assets	$136,310,368
Total number of portfolio holdings	64
Total advisory fee paid	$422,805
Portfolio turnover rate	39%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Amazon.com, Inc.	7.4%
Apple, Inc.	3.3%
Cisco Systems, Inc.	2.9%
AbbVie, Inc.	2.7%
Merck & Co., Inc.	2.6%
Bank of America Corp.	2.5%
Intel Corp.	2.4%
Reinsurance Group of America, Inc.	2.3%
United Parcel Service, Inc., Class B	2.3%
Johnson Controls International PLC	2.2%
Sector Allocation 1
1 Sector allocation is presented as a percentage of total investments before short-term investments.
Material Fund Changes
Effective June 1, 2026, Penn Mutual Asset Management, LLC (the “Adviser”) contractually agreed to waive a portion of its investment advisory fee in the amount of 0.02% of the Fund’s average daily net assets through May 31, 2027. The contractual fee waiver does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. The Adviser may continue the waiver from year to year, but there is no guarantee that the Adviser will do so and the waiver may be cancelled or modified after May 31, 2027. This waiver may not be terminated prior to May 31, 2027 except with the approval of the Fund’s Board of Directors.
Changes in and Disagreements with Accountants
On May 21, 2026, the Board of Directors of Penn Series Funds, Inc., upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, replacing KPMG LLP (“KPMG”) as the Fund’s independent registered public accounting firm. There were no disagreements with KPMG during the Fund’s two most recent fiscal years or the subsequent interim period through May 21, 2026.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
Large Growth Stock Fund
semi-annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Penn Series Large Growth Stock Fund (“Fund”) for the period of January 01, 2026 to June 30, 2026. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Growth Stock Fund	$46	0.92%
Key Fund Statistics
Fund net assets	$360,538,348
Total number of portfolio holdings	82
Total advisory fee paid	$1,198,081
Portfolio turnover rate	29%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
NVIDIA Corp.	14.1%
Alphabet, Inc., Class A	8.0%
Apple, Inc.	6.0%
Broadcom, Inc.	5.6%
Microsoft Corp.	4.2%
Advanced Micro Devices, Inc.	4.2%
Micron Technology, Inc.	4.2%
Eli Lilly & Co.	3.5%
Meta Platforms, Inc., Class A	3.4%
Tesla, Inc.	3.0%
Sector Allocation 1
1 Sector allocation is presented as a percentage of total investments before short-term investments.
Material Fund Changes
There were no material changes during the reporting period.
Changes in and Disagreements with Accountants
On May 21, 2026, the Board of Directors of Penn Series Funds, Inc., upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, replacing KPMG LLP (“KPMG”) as the Fund’s independent registered public accounting firm. There were no disagreements with KPMG during the Fund’s two most recent fiscal years or the subsequent interim period through May 21, 2026.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
Limited Maturity Bond Fund
semi-annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Penn Series Limited Maturity Bond Fund (“Fund”) for the period of January 01, 2026 to June 30, 2026. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Limited Maturity Bond Fund	$37	0.74%
Key Fund Statistics
Fund net assets	$67,140,032
Total number of portfolio holdings	54
Total advisory fee paid (net of waivers)	$149,396
Portfolio turnover rate	35%
Weighted Average Maturity	6.2 Years
Effective Duration	1.9 Years
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Asset Class Allocation
Residential Mortgage Backed Securities	29.2%
Asset Backed Securities	28.4%
Corporate Bonds	22.6%
Commercial Mortgage Backed Securities	16.9%
U.S. Treasury Obligations	1.9%
Money Market Funds	1.0%
Bond Quality Allocation 1
1 Source: Independent Rating Agencies such as Moody’s, S&P and Fitch.
Note: When ratings from all three agencies are available, the median rating is used. When ratings are available from two of the agencies, the lower rating is used. When one rating is available, that rating is used. "NR" is used to classify securities for which a rating is not available.
Material Fund Changes
There were no material changes during the reporting period.
Changes in and Disagreements with Accountants
On May 21, 2026, the Board of Directors of Penn Series Funds, Inc., upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, replacing KPMG LLP (“KPMG”) as the Fund’s independent registered public accounting firm. There were no disagreements with KPMG during the Fund’s two most recent fiscal years or the subsequent interim period through May 21, 2026.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
Mid Cap Growth Fund
semi-annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Penn Series Mid Cap Growth Fund (“Fund”) for the period of January 01, 2026 to June 30, 2026. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Growth Fund	$50	0.99%
Key Fund Statistics
Fund net assets	$114,351,822
Total number of portfolio holdings	62
Total advisory fee paid	$384,814
Portfolio turnover rate	34%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Cloudflare, Inc., Class A	3.6%
Monolithic Power Systems, Inc.	3.6%
IDEXX Laboratories, Inc.	3.4%
Sterling Infrastructure, Inc.	3.1%
Snowflake, Inc.	2.8%
Fastenal Co.	2.6%
Datadog, Inc., Class A	2.6%
Edwards Lifesciences Corp.	2.5%
Novanta, Inc.	2.4%
SPX Technologies, Inc.	2.2%
Sector Allocation 1
1 Sector allocation is presented as a percentage of total investments before short-term investments.
Material Fund Changes
There were no material changes during the reporting period.
Changes in and Disagreements with Accountants
On May 21, 2026, the Board of Directors of Penn Series Funds, Inc., upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, replacing KPMG LLP (“KPMG”) as the Fund’s independent registered public accounting firm. There were no disagreements with KPMG during the Fund’s two most recent fiscal years or the subsequent interim period through May 21, 2026.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
Mid Cap Value Fund
semi-annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Penn Series Mid Cap Value Fund (“Fund”) for the period of January 01, 2026 to June 30, 2026. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Value Fund	$44	0.83%
Key Fund Statistics
Fund net assets	$90,295,156
Total number of portfolio holdings	74
Total advisory fee paid (net of waivers)	$235,716
Portfolio turnover rate	18%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Alliant Energy Corp.	2.9%
Littelfuse, Inc.	2.7%
Lamar Advertising Co., Class A	2.4%
Everest Group Ltd.	2.3%
The PNC Financial Services Group, Inc.	2.2%
Agree Realty Corp.	2.2%
Wintrust Financial Corp.	2.1%
PPL Corp.	1.9%
Fox Corp., Class B	1.9%
Freeport-McMoRan, Inc.	1.9%
Sector Allocation 1
1 Sector allocation is presented as a percentage of total investments before short-term investments.
Material Fund Changes
There were no material changes during the reporting period.
Changes in and Disagreements with Accountants
On May 21, 2026, the Board of Directors of Penn Series Funds, Inc., upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, replacing KPMG LLP (“KPMG”) as the Fund’s independent registered public accounting firm. There were no disagreements with KPMG during the Fund’s two most recent fiscal years or the subsequent interim period through May 21, 2026.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
Mid Core Value Fund
semi-annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Penn Series Mid Core Value Fund (“Fund”) for the period of January 01, 2026 to June 30, 2026. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Core Value Fund	$56	1.07%
Key Fund Statistics
Fund net assets	$67,639,291
Total number of portfolio holdings	131
Total advisory fee paid	$225,298
Portfolio turnover rate	36%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Kimberly-Clark Corp.	2.2%
Zimmer Biomet Holdings, Inc.	2.0%
Commerce Bancshares, Inc.	2.0%
Henry Schein, Inc.	2.0%
Labcorp Holdings, Inc.	1.8%
Evergy, Inc.	1.6%
Packaging Corp. of America	1.6%
Xcel Energy, Inc.	1.6%
Becton Dickinson & Co.	1.6%
Enterprise Products Partners LP	1.6%
Sector Allocation 1
1 Sector allocation is presented as a percentage of total investments before short-term investments.
Material Fund Changes
Effective June 1, 2026, Penn Mutual Asset Management, LLC (the “Adviser”) contractually agreed to waive a portion of its investment advisory fee in the amount of 0.01% of the Fund’s average daily net assets through May 31, 2027. The contractual fee waiver does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. The Adviser may continue the waiver from year to year, but there is no guarantee that the Adviser will do so and the waiver may be cancelled or modified after May 31, 2027. This waiver may not be terminated prior to May 31, 2027 except with the approval of the Fund’s Board of Directors.
Changes in and Disagreements with Accountants
On May 21, 2026, the Board of Directors of Penn Series Funds, Inc., upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, replacing KPMG LLP (“KPMG”) as the Fund’s independent registered public accounting firm. There were no disagreements with KPMG during the Fund’s two most recent fiscal years or the subsequent interim period through May 21, 2026.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
Moderate Allocation Fund
semi-annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Penn Series Moderate Allocation Fund (“Fund”) for the period of January 01, 2026 to June 30, 2026. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Moderate Allocation Fund	$15	0.30%
Key Fund Statistics
Fund net assets	$182,329,251
Total number of portfolio holdings	19
Total advisory fee paid	$108,924
Portfolio turnover rate	4%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Penn Series Quality Bond Fund	30.0%
Penn Series Index 500 Fund	20.8%
Penn Series Flexibly Managed Fund	9.1%
Penn Series Developed International Index Fund	5.0%
Penn Series Mid Core Value Fund	4.0%
Penn Series High Yield Bond Fund	4.0%
Penn Series Real Estate Securities Fund	4.0%
Penn Series International Equity Fund	3.0%
Penn Series Large Cap Value Fund	3.0%
Penn Series Limited Maturity Bond Fund	3.0%
Asset Allocation Target
Material Fund Changes
There were no material changes during the reporting period.
Changes in and Disagreements with Accountants
On May 21, 2026, the Board of Directors of Penn Series Funds, Inc., upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, replacing KPMG LLP (“KPMG”) as the Fund’s independent registered public accounting firm. There were no disagreements with KPMG during the Fund’s two most recent fiscal years or the subsequent interim period through May 21, 2026.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
Moderately Aggressive Allocation Fund
semi-annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Penn Series Moderately Aggressive Allocation Fund (“Fund”) for the period of January 01, 2026 to June 30, 2026. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Moderately Aggressive Allocation Fund	$16	0.30%
Key Fund Statistics
Fund net assets	$192,728,503
Total number of portfolio holdings	20
Total advisory fee paid	$112,849
Portfolio turnover rate	5%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Penn Series Index 500 Fund	24.8%
Penn Series Quality Bond Fund	14.0%
Penn Series Flexibly Managed Fund	9.1%
Penn Series Developed International Index Fund	7.0%
Penn Series Large Cap Value Fund	6.0%
Penn Series International Equity Fund	5.0%
Penn Series Real Estate Securities Fund	5.0%
Penn Series Mid Core Value Fund	4.0%
Penn Series Large Core Value Fund	4.0%
Penn Series Large Growth Stock Fund	4.0%
Asset Allocation Target
Material Fund Changes
There were no material changes during the reporting period.
Changes in and Disagreements with Accountants
On May 21, 2026, the Board of Directors of Penn Series Funds, Inc., upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, replacing KPMG LLP (“KPMG”) as the Fund’s independent registered public accounting firm. There were no disagreements with KPMG during the Fund’s two most recent fiscal years or the subsequent interim period through May 21, 2026.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
Moderately Conservative Allocation Fund
semi-annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Penn Series Moderately Conservative Allocation Fund (“Fund”) for the period of January 01, 2026 to June 30, 2026. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Moderately Conservative Allocation Fund	$17	0.33%
Key Fund Statistics
Fund net assets	$69,223,563
Total number of portfolio holdings	15
Total advisory fee paid	$41,555
Portfolio turnover rate	4%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Penn Series Quality Bond Fund	45.0%
Penn Series Index 500 Fund	13.9%
Penn Series Flexibly Managed Fund	8.0%
Penn Series Limited Maturity Bond Fund	6.0%
Penn Series High Yield Bond Fund	6.0%
Penn Series Developed International Index Fund	4.0%
Penn Series Real Estate Securities Fund	4.0%
Penn Series International Equity Fund	3.0%
Penn Series Large Cap Value Fund	3.0%
Penn Series Mid Core Value Fund	2.0%
Asset Allocation Target
Material Fund Changes
There were no material changes during the reporting period.
Changes in and Disagreements with Accountants
On May 21, 2026, the Board of Directors of Penn Series Funds, Inc., upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, replacing KPMG LLP (“KPMG”) as the Fund’s independent registered public accounting firm. There were no disagreements with KPMG during the Fund’s two most recent fiscal years or the subsequent interim period through May 21, 2026.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
Money Market Fund
semi-annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Penn Series Money Market Fund (“Fund”) for the period of January 01, 2026 to June 30, 2026. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Money Market Fund	$29	0.59%
Key Fund Statistics
Fund net assets	$101,664,440
Total number of portfolio holdings	20
Total advisory fee paid	$174,622
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Tennessee Valley Authority 3.590%, 07/08/26	7.9%
U.S. Treasury Bills 3.627%, 08/11/26	7.4%
U.S. Treasury Bills 3.632%, 08/04/26	5.9%
Federal National Mortgage 3.623%, 07/15/26	4.9%
U.S. Treasury Bills 3.646%, 07/16/26	4.9%
Freddie Mac Discount Notes 3.632%, 07/20/26	4.9%
Federal Home Loan Banks 3.633%, 07/28/26	4.9%
Federal National Mortgage 3.615%, 08/17/26	4.9%
Freddie Mac Discount Notes 3.588%, 08/20/26	4.9%
Federal National Mortgage 3.643%, 08/26/26	4.9%
Material Fund Changes
There were no material changes during the reporting period.
Changes in and Disagreements with Accountants
On May 21, 2026, the Board of Directors of Penn Series Funds, Inc., upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, replacing KPMG LLP (“KPMG”) as the Fund’s independent registered public accounting firm. There were no disagreements with KPMG during the Fund’s two most recent fiscal years or the subsequent interim period through May 21, 2026.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
Quality Bond Fund
semi-annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Penn Series Quality Bond Fund (“Fund”) for the period of January 01, 2026 to June 30, 2026. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Quality Bond Fund	$34	0.68%
Key Fund Statistics
Fund net assets	$336,612,651
Total number of portfolio holdings	124
Total advisory fee paid	$753,207
Portfolio turnover rate	11%
Weighted Average Maturity	11.6 Years
Effective Duration	6.0 Years
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Asset Class Allocation
Residential Mortgage Backed Securities	38.5%
Corporate Bonds	27.1%
U.S. Treasury Obligations	11.8%
Asset Backed Securities	11.7%
Commercial Mortgage Backed Securities	10.1%
Municipal Bonds	0.8%
Bond Quality Allocation 1
1 Source: Independent Rating Agencies such as Moody’s, S&P and Fitch.
Note: When ratings from all three agencies are available, the median rating is used. When ratings are available from two of the agencies, the lower rating is used. When one rating is available, that rating is used. "NR" is used to classify securities for which a rating is not available.
Material Fund Changes
There were no material changes during the reporting period.
Changes in and Disagreements with Accountants
On May 21, 2026, the Board of Directors of Penn Series Funds, Inc., upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, replacing KPMG LLP (“KPMG”) as the Fund’s independent registered public accounting firm. There were no disagreements with KPMG during the Fund’s two most recent fiscal years or the subsequent interim period through May 21, 2026.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
Real Estate Securities Fund
semi-annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Penn Series Real Estate Securities Fund (“Fund”) for the period of January 01, 2026 to June 30, 2026. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Estate Securities Fund	$52	0.97%
Key Fund Statistics
Fund net assets	$98,055,797
Total number of portfolio holdings	41
Total advisory fee paid	$336,950
Portfolio turnover rate	14%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Welltower, Inc.	13.8%
Digital Realty Trust, Inc.	9.5%
Prologis, Inc.	4.7%
American Tower Corp.	4.5%
Extra Space Storage, Inc.	4.4%
Crown Castle, Inc.	4.2%
Equinix, Inc.	3.6%
Agree Realty Corp.	3.5%
Sun Communities, Inc.	3.3%
Iron Mountain, Inc.	3.1%
Sector Allocation 1
1 Sector allocation is presented as a percentage of total investments before short-term investments.
Material Fund Changes
There were no material changes during the reporting period.
Changes in and Disagreements with Accountants
On May 21, 2026, the Board of Directors of Penn Series Funds, Inc., upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, replacing KPMG LLP (“KPMG”) as the Fund’s independent registered public accounting firm. There were no disagreements with KPMG during the Fund’s two most recent fiscal years or the subsequent interim period through May 21, 2026.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
Small Cap Growth Fund
semi-annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Penn Series Small Cap Growth Fund (“Fund”) for the period of January 01, 2026 to June 30, 2026. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Growth Fund	$54	1.00%
Key Fund Statistics
Fund net assets	$98,132,327
Total number of portfolio holdings	131
Total advisory fee paid	$322,262
Portfolio turnover rate	21%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Glaukos Corp.	2.6%
Ligand Pharmaceuticals, Inc.	2.2%
Tower Semiconductor Ltd.	2.0%
CECO Environmental Corp.	1.8%
Revolution Medicines, Inc.	1.7%
Legence Corp., Class A	1.7%
Mirum Pharmaceuticals, Inc.	1.6%
SPX Technologies, Inc.	1.6%
MACOM Technology Solutions Holdings, Inc.	1.5%
OSI Systems, Inc.	1.5%
Sector Allocation 1
1 Sector allocation is presented as a percentage of total investments before short-term investments.
Material Fund Changes
There were no material changes during the reporting period.
Changes in and Disagreements with Accountants
On May 21, 2026, the Board of Directors of Penn Series Funds, Inc., upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, replacing KPMG LLP (“KPMG”) as the Fund’s independent registered public accounting firm. There were no disagreements with KPMG during the Fund’s two most recent fiscal years or the subsequent interim period through May 21, 2026.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
Small Cap Index Fund
semi-annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Penn Series Small Cap Index Fund (“Fund”) for the period of January 01, 2026 to June 30, 2026. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Index Fund	$39	0.70%
Key Fund Statistics
Fund net assets	$90,359,710
Total number of portfolio holdings	1,954
Total advisory fee paid	$127,281
Portfolio turnover rate	22%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Moog, Inc., Class A	0.4%
Hut 8 Corp.	0.4%
BrightSpring Health Services, Inc.	0.4%
Viasat, Inc.	0.4%
Cytokinetics, Inc.	0.4%
MaxLinear, Inc.	0.4%
UMB Financial Corp.	0.3%
Argan, Inc.	0.3%
JFrog Ltd.	0.3%
Krystal Biotech, Inc.	0.3%
Sector Allocation 1
1 Sector allocation is presented as a percentage of total investments before short-term investments.
Material Fund Changes
There were no material changes during the reporting period.
Changes in and Disagreements with Accountants
On May 21, 2026, the Board of Directors of Penn Series Funds, Inc., upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, replacing KPMG LLP (“KPMG”) as the Fund’s independent registered public accounting firm. There were no disagreements with KPMG during the Fund’s two most recent fiscal years or the subsequent interim period through May 21, 2026.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
Small Cap Value Fund
semi-annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Penn Series Small Cap Value Fund (“Fund”) for the period of January 01, 2026 to June 30, 2026. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Value Fund	$53	0.96%
Key Fund Statistics
Fund net assets	$161,672,021
Total number of portfolio holdings	163
Total advisory fee paid	$515,614
Portfolio turnover rate	63%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Terex Corp.	1.9%
Glacier Bancorp, Inc.	1.6%
COPT Defense Properties	1.6%
UMB Financial Corp.	1.6%
Atlantic Union Bankshares Corp.	1.6%
Valley National Bancorp	1.5%
Jackson Financial, Inc., Class A	1.4%
Nicolet Bankshares, Inc.	1.4%
Renasant Corp.	1.4%
Columbia Banking System, Inc.	1.3%
Sector Allocation 1
1 Sector allocation is presented as a percentage of total investments before short-term investments.
Material Fund Changes
There were no material changes during the reporting period.
Changes in and Disagreements with Accountants
On May 21, 2026, the Board of Directors of Penn Series Funds, Inc., upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, replacing KPMG LLP (“KPMG”) as the Fund’s independent registered public accounting firm. There were no disagreements with KPMG during the Fund’s two most recent fiscal years or the subsequent interim period through May 21, 2026.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
SMID Cap Growth Fund
semi-annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Penn Series SMID Cap Growth Fund (“Fund”) for the period of January 01, 2026 to June 30, 2026. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
SMID Cap Growth Fund	$58	1.05%
Key Fund Statistics
Fund net assets	$76,526,733
Total number of portfolio holdings	105
Total advisory fee paid	$254,434
Portfolio turnover rate	49%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
MACOM Technology Solutions Holdings, Inc.	2.9%
Lattice Semiconductor Corp.	2.3%
Onto Innovation, Inc.	2.2%
BrightSpring Health Services, Inc.	2.0%
SiTime Corp.	1.9%
Moog, Inc., Class A	1.8%
Carpenter Technology Corp.	1.8%
Texas Roadhouse, Inc.	1.7%
Roivant Sciences Ltd.	1.7%
Enpro, Inc.	1.6%
Sector Allocation 1
1 Sector allocation is presented as a percentage of total investments before short-term investments.
Material Fund Changes
There were no material changes during the reporting period.
Changes in and Disagreements with Accountants
On May 21, 2026, the Board of Directors of Penn Series Funds, Inc., upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, replacing KPMG LLP (“KPMG”) as the Fund’s independent registered public accounting firm. There were no disagreements with KPMG during the Fund’s two most recent fiscal years or the subsequent interim period through May 21, 2026.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
SMID Cap Value Fund
semi-annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Penn Series SMID Cap Value Fund (“Fund”) for the period of January 01, 2026 to June 30, 2026. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
SMID Cap Value Fund	$64	1.17%
Key Fund Statistics
Fund net assets	$47,052,257
Total number of portfolio holdings	102
Total advisory fee paid	$179,850
Portfolio turnover rate	35%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
US Foods Holding Corp.	1.7%
The Hanover Insurance Group, Inc.	1.7%
BorgWarner, Inc.	1.6%
Reliance, Inc.	1.6%
Regal Rexnord Corp.	1.6%
F5, Inc.	1.5%
IDACORP, Inc.	1.5%
UMB Financial Corp.	1.5%
Tenet Healthcare Corp.	1.4%
Everest Group Ltd.	1.4%
Sector Allocation 1
1 Sector allocation is presented as a percentage of total investments before short-term investments.
Material Fund Changes
Effective June 1, 2026, Penn Mutual Asset Management, LLC (the “Adviser”) contractually agreed to waive a portion of its investment advisory fee in the amount of 0.02% of the Fund’s average daily net assets through May 31, 2027. The contractual fee waiver does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. The Adviser may continue the waiver from year to year, but there is no guarantee that the Adviser will do so and the waiver may be cancelled or modified after May 31, 2027. This waiver may not be terminated prior to May 31, 2027 except with the approval of the Fund’s Board of Directors.
Changes in and Disagreements with Accountants
On May 21, 2026, the Board of Directors of Penn Series Funds, Inc., upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, replacing KPMG LLP (“KPMG”) as the Fund’s independent registered public accounting firm. There were no disagreements with KPMG during the Fund’s two most recent fiscal years or the subsequent interim period through May 21, 2026.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The full Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The semi-annual Financial Statements, and the Financial Highlights are attached herewith.

Penn Series
Funds, Inc.
■  2026 Semi-Annual Financials and Other Information
Available through Penn Mutual Variable Products

[THIS PAGE INTENTIONALLY LEFT BLANK]

Financial Statements (Form N-CSRS Item 7)

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2026 (Unaudited)
Money Market Fund
Number of Shares	Value†
SHORT-TERM INVESTMENTS — 100.0%
	Par (000)
AGENCY OBLIGATIONS — 61.8%
Federal Farm Credit Banks
4.500%, 08/14/26	$4,000	4,003,253
3.684%, 09/02/26	2,000	1,987,190
Federal Home Loan Banks
3.630%, 07/06/26	3,000	2,998,500
3.606%, 07/09/26	4,000	3,996,809
3.633%, 07/28/26	5,000	4,986,463
3.653%, 08/06/26	4,000	3,985,460
Federal National Mortgage
3.623%, 07/15/26	5,000	4,992,990
3.595%, 07/17/26	4,000	3,993,645
3.615%, 08/17/26	5,000	4,976,565
3.643%, 08/26/26	5,000	4,971,922
Freddie Mac Discount Notes
3.632%, 07/20/26	5,000	4,990,500
3.577%, 08/03/26	4,000	3,986,947
Series RB, 3.588%, 08/20/26	5,000	4,975,243
Tennessee Valley Authority 3.590%, 07/08/26	8,000	7,994,423
TOTAL AGENCY OBLIGATIONS (Cost $62,839,910)		62,839,910

U.S. TREASURY OBLIGATIONS — 26.0%
U.S. Treasury Bills
3.618%, 07/07/26	4,000	3,997,602
3.646%, 07/16/26	5,000	4,992,473
3.632%, 08/04/26	6,000	5,979,536
3.627%, 08/11/26	7,500	7,469,191
3.665%, 08/18/26	4,000	3,980,558
TOTAL U.S. TREASURY OBLIGATIONS (Cost $26,419,360)		26,419,360
MONEY MARKET FUNDS — 12.2%
Goldman Sachs Financial Square Funds - Government Fund Institutional Shares (seven-day effective yield 3.521%) (Cost $12,384,865)	12,384,865	12,384,865
TOTAL SHORT-TERM INVESTMENTS (Cost $101,644,135)		101,644,135
TOTAL INVESTMENTS — 100.0% (Cost $101,644,135)		$101,644,135
Other Assets & Liabilities — 0.0%		20,305
TOTAL NET ASSETS — 100.0%		$101,664,440

†	See Security Valuation Note.
Summary of inputs used to value the Fund’s investments as of 6/30/2026 are as follows (See Security Valuation Note):
ASSETS TABLE
Description	Total Market Value at 6/30/2026	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Agency Obligations	$62,839,910	$—	$62,839,910	$—
U.S. Treasury Obligations	26,419,360	—	26,419,360	—
Money Market Funds	12,384,865	12,384,865	—	—
Total Investments	$101,644,135	$12,384,865	$89,259,270	$—
It is the Fund's practice to recognize transfers into and transfers out of Level 3 fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2026 (Unaudited)
Limited Maturity Bond Fund
	Par (000)	Value†
ASSET BACKED SECURITIES — 27.8%
Student Loan ABS — 19.5%
ECMC Group Student Loan Trust,
Series 2018-2A Class A (30 Day Average SOFR + 0.914%, Floor 0.800%), 144A 4.542%, 09/25/68@,•	$1,948	$1,941,869
Series 2019-1A Class A1A, 144A 2.720%, 07/25/69@	929	821,484
Navient Private Education Refi Loan Trust,
Series 2019-CA Class B, 144A 3.670%, 02/15/68@	800	765,309
Series 2020-EA Class A, 144A 1.690%, 05/15/69@	2,101	1,961,597
SLM Student Loan Trust, Series 2014-2 Class A3 (30 Day Average SOFR + 0.704%), 4.332%, 03/25/55•	2,405	2,378,182
SMB Private Education Loan Trust,
Series 2017-A Class B, 144A 3.500%, 06/17/41@	885	878,965
Series 2018-B Class B, 144A 4.000%, 07/15/42@	1,000	980,718
Series 2014-A Class B, 144A 4.000%, 09/15/42@	572	567,942
Series 2015-A Class C, 144A 4.500%, 10/15/48@	806	801,472
Series 2021-C Class B, 144A 2.300%, 01/15/53@	724	704,525
Series 2020-PTB Class A2A, 144A 1.600%, 09/15/54@	1,341	1,269,390
		13,071,453
Other ABS — 8.3%
Domino's Pizza Master Issuer LLC, Series 2021-1A Class A2I, 144A 2.662%, 04/25/51@	1,751	1,663,493
First Eagle BSL CLO Ltd., Series 2019-1A Class B (3 M SOFR + 3.512%, Floor 3.250%), 144A 7.187%, 01/20/33@,•	1,500	1,512,468
Halseypoint CLO II Ltd., Series 2020-2A Class BR (3 M SOFR + 1.950%, Floor 1.950%), 144A 5.625%, 07/20/37@,•	1,000	1,001,749
Wind River CLO Ltd., Series 2021-2A Class A1R (3 M SOFR + 1.110%, Floor 1.110%), 144A 4.785%, 07/20/34@,•	1,400	1,400,008
		5,577,718
TOTAL ASSET BACKED SECURITIES (Cost $18,794,030)		18,649,171
	Par (000)	Value†

COMMERCIAL MORTGAGE BACKED SECURITIES — 16.5%
BX Commercial Mortgage Trust, Series 2026-CSMO Class A (1 M SOFR + 1.400%, Floor 1.400%), 144A 5.025%, 02/15/43@,•	$2,000	$2,004,375
BX Trust, Series 2025-VOLT Class A (1 M SOFR + 1.700%, Floor 1.700%), 144A 5.325%, 12/15/44@,•	2,000	2,001,875
FREMF Mortgage Trust,
Series 2018-K82 Class C, 144A 4.270%, 09/25/28@,•	1,224	1,195,210
Series 2017-K65 Class B, 144A 4.226%, 07/25/50@,•	2,000	1,984,770
FS Trust, Series 2026-HULA Class A (1 M SOFR + 1.450%, Floor 1.450%), 144A 5.075%, 03/15/41@,•	1,900	1,904,156
SWCH Commercial Mortgage Trust, Series 2025-DATA Class A (1 M SOFR + 1.443%, Floor 1.443%), 144A 5.068%, 02/15/42@,•	2,000	1,987,500
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $11,099,209)		11,077,886

CORPORATE BONDS — 22.1%
Agriculture — 1.5%
Cargill, Inc., 144A 4.125%, 10/23/30@	1,000	980,000
Airlines — 1.3%
Delta Air Lines, Inc./SkyMiles IP Ltd., 144A 4.750%, 10/20/28@	895	893,983
Auto Manufacturers — 3.0%
Ford Motor Credit Co. LLC 5.125%, 11/05/26	1,000	1,001,170
General Motors Financial Co., Inc. 5.350%, 01/07/30	1,000	1,016,368
		2,017,538
Banks — 7.5%
First Maryland Capital II (3 M SOFR + 1.112%) 4.775%, 02/01/27•	1,500	1,492,123
Morgan Stanley Bank NA (SOFR + 0.974%) 4.788%, 05/10/30•	1,000	1,001,064
State Street Corp. (3 M SOFR + 0.822%) 4.473%, 05/15/28•	1,305	1,295,497
Wells Fargo & Co. (3 M SOFR + 1.262%) 4.935%, 04/15/27•	1,250	1,249,593
		5,038,277

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2026 (Unaudited)
Limited Maturity Bond Fund
	Par (000)	Value†
CORPORATE BONDS — (continued)
Electric — 1.5%
PacifiCorp 5.100%, 04/15/31	$1,000	$1,009,884
Lodging — 1.1%
Las Vegas Sands Corp. 5.625%, 06/15/28	750	759,145
Media — 0.7%
CCO Holdings LLC/CCO Holdings Capital Corp., 144A 5.125%, 05/01/27@	462	461,059
Oil & Gas — 3.0%
Helmerich & Payne, Inc. 4.650%, 12/01/27	1,000	998,292
Repsol E&P Capital Markets US LLC, 144A 4.805%, 09/16/28@	1,000	1,001,903
		2,000,195
Software — 2.5%
Concentrix Corp. 6.650%, 08/02/26	250	249,921
Open Text Corp., 144A 3.875%, 02/15/28@	1,500	1,461,805
		1,711,726
TOTAL CORPORATE BONDS (Cost $14,830,848)		14,871,807

RESIDENTIAL MORTGAGE BACKED SECURITIES — 28.6%
Collateralized Mortgage Obligations — 26.7%
Angel Oak Mortgage Trust, Series 2020-1 Class A3, 144A 2.774%, 12/25/59@,•	197	192,909
Citigroup Mortgage Loan Trust, Series 2014-J1 Class A1, 144A 3.500%, 06/25/44@,•	441	415,745
Ellington Financial Mortgage Trust, Series 2020-1 Class A3, 144A 3.999%, 05/25/65@,•	2,000	1,953,894
Flagstar Mortgage Trust, Series 2020-2 Class A4, 144A 3.000%, 08/25/50@,•	1,029	894,199
GS Mortgage-Backed Securities Trust, Series 2021-PJ7 Class A8, 144A 2.500%, 01/25/52@,•	3,082	2,744,906
JP Morgan Mortgage Trust, Series 2019-9 Class A3, 144A 3.500%, 05/25/50@,•	919	828,675
MFA Trust, Series 2020-NQM1 Class B1, 144A 4.978%, 08/25/49@,•	1,000	973,281
OBX Trust, Series 2023-NQM8 Class A1, 144A 7.045%, 09/25/63@,(1)	1,554	1,555,813
	Par (000)	Value†

Collateralized Mortgage Obligations — (continued)
PMT Loan Trust, Series 2025-J4 Class A9, 144A 5.000%, 12/01/56@,•	$1,638	$1,618,665
PRKCM Trust, Series 2023-AFC3 Class A2, 144A 6.987%, 09/25/58@,(1)	703	702,898
Sequoia Mortgage Trust, Series 2021-5 Class A5, 144A 2.000%, 07/25/51@,•	1,733	1,516,272
Towd Point Mortgage Trust, Series 2020-4 Class A2, 144A 2.500%, 10/25/60@	2,240	1,849,889
Verus Securitization Trust,
Series 2023-8 Class A2, 144A 6.664%, 12/25/68@,(1)	707	708,765
Series 2026-3 Class A1, 144A 4.927%, 03/25/71@,•	1,217	1,206,133
Wells Fargo Mortgage Backed Securities Trust, Series 2020-2 Class A1, 144A 3.000%, 12/25/49@,•	915	793,892
		17,955,936
Fannie Mae REMICS — 1.9%
Series 2012-152 Class TA 2.500%, 09/25/42	1,369	1,254,340
TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $20,900,613)		19,210,276

U.S. TREASURY OBLIGATIONS — 1.9%
U.S. Treasury Notes 3.875%, 03/15/28 (Cost $1,249,910)	1,250	1,244,336
Number of Shares
SHORT-TERM INVESTMENTS — 1.0%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 3.535%) (Cost $666,184)	666,184	666,184
TOTAL INVESTMENTS — 97.9% (Cost $67,540,794)		$65,719,660
Other Assets & Liabilities — 2.1%		1,420,372
TOTAL NET ASSETS — 100.0%		$67,140,032

†	See Security Valuation Note.
@	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2026, the aggregate value of Rule 144A securities was $50,103,561, which represents 74.6% of the Fund’s net assets.

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2026 (Unaudited)
Limited Maturity Bond Fund
•	Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floors and caps. For loan agreements, the rate shown may represent a weighted average interest rate. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(1)	Debt obligation initially issued at one coupon which converts to a higher coupon at a speciﬁc date. The rate shown is the rate at June 30, 2026.
ABS— Asset-Backed Security.
CLO— Collateralized Loan Obligation.
FREMF— Freddie Mac Multifamily Securities.
LLC— Limited Liability Company.
M— Month.
NA— National Association.
REMICS— Real Estate Mortgage Investment Conduits.
SOFR— Secured Overnight Financing Rate.
Country Weightings as of 6/30/2026††
United States	92%
Cayman Islands	6
Canada	2
Total	100%
††	% of total investments as of June 30, 2026.
Summary of inputs used to value the Fund’s investments as of 6/30/2026 are as follows (See Security Valuation Note):
ASSETS TABLE
Description	Total Market Value at 6/30/2026	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Asset Backed Securities	$18,649,171	$—	$18,649,171	$—
Commercial Mortgage Backed Securities	11,077,886	—	11,077,886	—
Corporate Bonds	14,871,807	—	14,871,807	—
Residential Mortgage Backed Securities	19,210,276	—	19,210,276	—
U.S. Treasury Obligations	1,244,336	—	1,244,336	—
Short-Term Investments	666,184	666,184	—	—
Total Investments	$65,719,660	$666,184	$65,053,476	$—
It is the Fund's practice to recognize transfers into and transfers out of Level 3 fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2026 (Unaudited)
Quality Bond Fund
	Par (000)	Value†
ASSET BACKED SECURITIES — 11.5%
Other ABS — 6.7%
DB Master Finance LLC,
Series 2025-1A Class A2II, 144A 5.165%, 08/20/55@	$1,990	$1,968,251
Series 2026-1A Class A2II, 144A 5.432%, 05/20/56@	3,000	3,005,102
First Eagle BSL CLO Ltd., Series 2019-1A Class B (3 M SOFR + 3.512%, Floor 3.250%), 144A 7.187%, 01/20/33@,•	4,000	4,033,248
Flexential Issuer LLC, Series 2025-1A Class A2, 144A 6.030%, 10/25/60@	3,000	2,987,189
ICG US CLO Ltd., Series 2015-2RA Class BR (3 M SOFR + 1.750%, Floor 1.750%), 144A 5.430%, 01/16/33@,•	2,000	1,994,178
Taco Bell Funding LLC, Series 2025-1A Class A2II, 144A 5.049%, 08/25/55@	3,000	2,956,767
Trysail CLO Ltd., Series 2022-1A Class B (3 M SOFR + 1.850%, Floor 1.850%), 144A 5.525%, 10/20/33@,•	1,500	1,501,196
VINE Trust, Series 2024-SFR1 Class B, 144A 4.500%, 03/17/41@	4,000	3,892,624
		22,338,555
Student Loan ABS — 4.8%
Granite Edvance Corp., Series 2020-1 Class A1A, 1.550%, 09/25/60	1,510	1,377,080
Navient Private Education Refi Loan Trust,
Series 2019-EA Class B, 144A 3.390%, 05/15/68@	3,000	2,833,478
Series 2019-FA Class B, 144A 3.120%, 08/15/68@	855	759,489
Series 2021-EA Class A, 144A 0.970%, 12/16/69@	1,285	1,145,355
Navient Student Loan Trust, Series 2023-BA Class A1A, 144A 6.480%, 03/15/72@	959	974,605
Nelnet Student Loan Trust, Series 2021-CA Class B, 144A 2.530%, 04/20/62@	3,500	3,085,912
SLM Student Loan Trust, Series 2014-2 Class A3 (30 Day Average SOFR + 0.704%), 4.332%, 03/25/55•	2,104	2,080,909
SMB Private Education Loan Trust,
Series 2018-B Class B, 144A 4.000%, 07/15/42@	3,000	2,942,154
	Par (000)	Value†

Student Loan ABS — (continued)
Series 2014-A Class B, 144A 4.000%, 09/15/42@	$1,030	$1,022,295
		16,221,277
TOTAL ASSET BACKED SECURITIES (Cost $38,474,967)		38,559,832

COMMERCIAL MORTGAGE BACKED SECURITIES — 9.9%
BANK, Series 2021-BN37 Class AS, 2.851%, 11/15/64•	1,650	1,433,776
BANK5, Series 2024-5YR5 Class C, 7.245%, 02/15/29•	2,550	2,559,306
Benchmark Mortgage Trust, Series 2019-B9 Class A5, 4.016%, 03/15/52	5,000	4,878,196
FREMF Mortgage Trust,
Series 2019-K736 Class B, 144A 3.745%, 07/25/26@,•	1,500	1,495,626
Series 2018-K82 Class C, 144A 4.270%, 09/25/28@,•	3,000	2,929,436
Series 2017-K70 Class C, 144A 3.942%, 12/25/49@,•	3,000	2,943,854
Series 2017-K63 Class B, 144A 4.012%, 02/25/50@,•	1,500	1,489,954
Series 2018-K85 Class C, 144A 4.464%, 12/25/50@,•	3,500	3,417,581
Series 2018-K83 Class B, 144A 4.423%, 11/25/51@,•	2,000	1,965,275
Series 2019-K102 Class B, 144A 3.652%, 12/25/51@,•	5,320	5,063,590
Series 2019-K95 Class B, 144A 4.049%, 08/25/52@,•	2,500	2,430,721
Wells Fargo Commercial Mortgage Trust, Series 2019-C51 Class A3, 3.055%, 06/15/52	2,829	2,700,795
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $34,769,992)		33,308,110

CORPORATE BONDS — 26.7%
Aerospace & Defense — 0.5%
The Boeing Co. 3.500%, 03/01/39	2,000	1,634,581
Auto Manufacturers — 0.6%
Ford Motor Credit Co. LLC 5.303%, 09/06/29	2,000	1,993,449
Banks — 3.7%
Allfirst Preferred Capital Trust (3 M SOFR + 1.762%) 5.435%, 07/15/29•	3,500	3,430,495
JPMorgan Chase & Co., Series B (3 M SOFR + 0.762%) 4.425%, 02/01/27•	3,200	3,185,287

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2026 (Unaudited)
Quality Bond Fund
	Par (000)	Value†
CORPORATE BONDS — (continued)
Banks — (continued)
State Street Corp. (3 M SOFR + 0.822%) 4.473%, 05/15/28•	$3,830	$3,802,109
US Bancorp (UST Yield Curve CMT 5 Yr + 0.950%) 2.491%, 11/03/36•	2,500	2,178,151
		12,596,042
Beverages — 1.0%
Constellation Brands, Inc. 4.500%, 05/09/47	2,000	1,674,032
Keurig Dr Pepper, Inc. 2.250%, 03/15/31	2,000	1,779,160
		3,453,192
Biotechnology — 0.9%
Amgen, Inc. 5.600%, 03/02/43	3,000	2,992,196
Chemicals — 0.6%
The Sherwin-Williams Co. 4.800%, 09/01/31	2,000	2,004,636
Electric — 3.7%
CMS Energy Corp. (UST Yield Curve CMT 5 Yr + 2.900%) 3.750%, 12/01/50•	2,000	1,855,782
Dominion Energy, Inc., Series A (UST Yield Curve CMT 5 Yr + 2.386%) 6.875%, 02/01/55•	3,000	3,099,783
Northern States Power Co. 3.600%, 09/15/47	4,000	3,013,349
NRG Energy, Inc., 144A 5.407%, 10/15/35@	2,000	1,966,474
Pacific Gas and Electric Co. 5.200%, 05/01/36	2,500	2,429,892
		12,365,280
Food — 2.3%
Kraft Heinz Foods Co. 4.625%, 10/01/39	2,440	2,180,539
Mars, Inc., 144A 5.700%, 05/01/55@	2,000	1,978,558
The Hershey Co. 1.700%, 06/01/30	1,000	898,954
The J.M. Smucker Co. 4.250%, 03/15/35	3,000	2,795,648
		7,853,699
Healthcare Products — 0.5%
Revvity, Inc. 2.250%, 09/15/31	2,000	1,764,761
Healthcare Services — 0.5%
Health Care Service Corp. A Mutual Legal Reserve Co., 144A 2.200%, 06/01/30@	2,000	1,812,988
	Par (000)	Value†

Household Products & Wares — 0.8%
Church & Dwight Co., Inc. 2.300%, 12/15/31	$3,000	$2,656,600
Insurance — 1.5%
Arthur J Gallagher & Co. 5.000%, 02/15/32	2,000	2,006,881
New York Life Global Funding, 144A 4.550%, 01/28/33@	3,000	2,946,549
		4,953,430
Internet — 1.6%
Airbnb, Inc. 5.250%, 03/16/36	3,000	2,992,600
Meta Platforms, Inc. 5.500%, 11/15/45	2,500	2,328,119
		5,320,719
Investment Companies — 0.6%
Ares Capital Corp. 2.875%, 06/15/28	2,000	1,913,913
Mining — 1.8%
Anglo American Capital PLC, 144A 5.250%, 03/19/36@	3,000	2,973,757
Southern Copper Corp. 5.350%, 06/24/36	3,000	2,986,500
		5,960,257
Oil & Gas — 1.5%
Aker BP ASA, 144A 5.250%, 10/30/35@	2,500	2,446,552
Repsol E&P Capital Markets US LLC, 144A 5.976%, 09/16/35@	2,500	2,545,263
		4,991,815
Pharmaceuticals — 0.6%
Merck & Co., Inc. 3.900%, 03/07/39	2,200	1,943,111
Pipelines — 1.2%
Energy Transfer LP, Series H (UST Yield Curve CMT 5 Yr + 5.694%) 6.500%µ,•	2,185	2,186,665
Western Midstream Operating LP 5.450%, 11/15/34	2,000	1,992,079
		4,178,744
Retail — 0.4%
AutoNation, Inc. 1.950%, 08/01/28	1,500	1,414,961
Semiconductors — 0.6%
NXP BV/NXP Funding LLC/NXP USA, Inc. 3.150%, 05/01/27	2,000	1,979,019
Telecommunications — 0.6%
T-Mobile USA, Inc. 3.000%, 02/15/41	2,500	1,849,372

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2026 (Unaudited)
Quality Bond Fund
	Par (000)	Value†
CORPORATE BONDS — (continued)
Transportation — 1.2%
BNSF Railway Co. Pass-Through Trust, Series 2015-1, 144A 3.442%, 06/16/28@	$1,734	$1,705,018
Fedex Freight Holding Co., Inc., 144A 5.250%, 03/15/36@	2,500	2,439,109
		4,144,127
TOTAL CORPORATE BONDS (Cost $92,820,610)		89,776,892

MUNICIPAL BONDS — 0.8%
University of Virginia 5.000%, 09/01/40 (Cost $2,762,631)	2,800	2,719,230

RESIDENTIAL MORTGAGE BACKED SECURITIES — 37.8%
Collateralized Mortgage Obligations — 19.2%
Agate Bay Mortgage Trust, Series 2015-6 Class B1, 144A 3.550%, 09/25/45@,•	1,502	1,459,019
CIM Trust,
Series 2019-INV2 Class B1A, 144A 4.729%, 05/25/49@,•	4,105	4,003,592
Series 2020-INV1 Class A13, 144A 3.000%, 04/25/50@,•	1,071	916,817
CSMC Trust, Series 2013-IVR2 Class A2, 144A 3.000%, 04/25/43@,•	3,065	2,782,372
Ellington Financial Mortgage Trust, Series 2020-1 Class A3, 144A 3.999%, 05/25/65@,•	1,400	1,367,726
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2021-2 Class MBU, 2.500%, 11/25/60	3,100	2,167,669
Ginnie Mae, Series 2018-37 Class BY, 3.500%, 03/20/48	5,125	4,680,727
GS Mortgage-Backed Securities Trust, Series 2020-PJ1 Class B1, 144A 3.601%, 05/25/50@,•	4,727	4,228,352
JP Morgan Mortgage Trust,
Series 2020-INV1 Class B1A, 144A 2.917%, 08/25/50@,•	4,259	3,595,654
Series 2020-INV1 Class A3, 144A 3.500%, 08/25/50@,•	3,123	2,807,454
Series 2020-4 Class A15, 144A 3.000%, 11/25/50@,•	3,812	3,296,569
Series 2021-1 Class A3, 144A 2.500%, 06/25/51@,•	4,070	3,357,424
Series 2021-1 Class A15, 144A 2.500%, 06/25/51@,•	3,043	2,495,920
Series 2021-7 Class A15, 144A 2.500%, 11/25/51@,•	4,764	3,912,774
JP Morgan Seasoned Mortgage Trust Series, Series 2024-1 Class A3, 144A 4.358%, 01/25/63@,•	2,970	2,838,754
	Par (000)	Value†

Collateralized Mortgage Obligations — (continued)
MFA Trust, Series 2020-NQM1 Class B1, 144A 4.978%, 08/25/49@,•	$3,000	$2,919,843
Sequoia Mortgage Trust,
Series 2013-3 Class A2, 2.500%, 03/25/43•	6,944	6,122,972
Series 2017-5 Class A1, 144A 3.500%, 08/25/47@,•	1,399	1,272,145
Series 2020-4 Class A20, 144A 2.500%, 11/25/50@,•	2,403	1,982,651
Series 2021-5 Class A5, 144A 2.000%, 07/25/51@,•	2,311	2,021,697
Towd Point Mortgage Trust, Series 2021-1 Class A2, 144A 2.750%, 11/25/61@,•	2,500	2,180,995
Wells Fargo Mortgage Backed Securities Trust, Series 2020-3 Class A1, 144A 3.000%, 06/25/50@,•	3,609	3,120,161
WinWater Mortgage Loan Trust, Series 2016-1 Class B3, 144A 3.773%, 01/20/46@,•	1,326	1,261,948
		64,793,235
Fannie Mae Pool — 8.3%
2.000%, 08/01/42	4,176	3,620,775
3.500%, 10/01/45	3,744	3,464,490
1.500%, 06/01/51	3,133	2,407,638
2.000%, 11/01/51	3,763	3,029,246
2.000%, 12/01/51	2,278	1,833,277
3.000%, 03/01/52	8,339	7,305,728
6.000%, 07/01/53	2,897	2,969,139
5.500%, 12/01/54	3,117	3,136,266
		27,766,559
Fannie Mae REMICS — 0.9%
Series 2019-48 Class MA 3.000%, 09/25/49	3,641	3,174,584
Freddie Mac Pool — 5.0%
5.000%, 12/01/44	3,242	3,245,284
2.500%, 04/01/52	8,725	7,345,807
4.000%, 09/01/52	3,900	3,662,027
5.500%, 08/01/53	2,465	2,492,814
		16,745,932
Freddie Mac REMICS — 3.0%
Series 5105 Class JM, 2.000%, 12/25/46	3,949	2,884,143
Series 5229 Class AL, 4.000%, 06/25/49	8,018	7,273,402
		10,157,545
Ginnie Mae — 1.4%
Series 2015-76 Class QB, 3.000%, 05/20/45	2,731	2,436,307

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2026 (Unaudited)
Quality Bond Fund
	Par (000)	Value†
RESIDENTIAL MORTGAGE BACKED SECURITIES — (continued)
Ginnie Mae — (continued)
3.500%, 11/20/52	$2,474	$2,197,470
		4,633,777
TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $133,973,539)		127,271,632

U.S. TREASURY OBLIGATIONS — 11.6%
U.S. Treasury Bonds
3.250%, 05/15/42	1,700	1,404,758
2.500%, 02/15/45	5,500	3,874,063
3.000%, 02/15/48	2,050	1,515,719
3.000%, 08/15/48	12,200	8,976,531
4.125%, 08/15/53	2,150	1,886,625
U.S. Treasury Inflation Indexed Bonds
0.750%, 02/15/42	3,242	2,487,547
2.125%, 02/15/54	1,085	954,627
2.375%, 02/15/55	2,638	2,446,691
U.S. Treasury Inflation Indexed Notes
1.750%, 01/15/34	1,300	1,273,152
2.125%, 01/15/35	2,111	2,111,420
U.S. Treasury Notes
3.875%, 03/15/28	750	746,602
2.875%, 05/15/28	2,700	2,638,406
4.125%, 05/31/31	4,000	3,988,750
3.750%, 11/30/32	5,000	4,855,664
TOTAL U.S. TREASURY OBLIGATIONS (Cost $40,536,745)		39,160,555
Number of Shares
SHORT-TERM INVESTMENTS — 0.0%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 3.535%) (Cost $13,021)	13,021	13,021
TOTAL INVESTMENTS — 98.3% (Cost $343,351,505)		$330,809,272
Other Assets & Liabilities — 1.7%		5,803,379
TOTAL NET ASSETS — 100.0%		$336,612,651

†	See Security Valuation Note.
@	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2026, the aggregate value of Rule 144A securities was $129,474,015, which represents 38.5% of the Fund’s net assets.
•	Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floors and caps. For loan agreements, the rate shown may represent a weighted average interest rate. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
µ	Perpetual security with no stated maturity date.
ABS— Asset-Backed Security.
ASA— Allmennaksjeselskap.
CLO— Collateralized Loan Obligation.
CMT— Constant Maturity Treasury.
FREMF— Freddie Mac Multifamily Securities.
LLC— Limited Liability Company.
LP— Limited Partnership.
M— Month.
PLC— Public Limited Company.
REMICS— Real Estate Mortgage Investment Conduits.
SOFR— Secured Overnight Financing Rate.
UST— US Treasury.
Yr— Year.
Summary of inputs used to value the Fund’s investments as of 6/30/2026 are as follows (See Security Valuation Note):
ASSETS TABLE
Description	Total Market Value at 6/30/2026	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Asset Backed Securities	$38,559,832	$—	$38,559,832	$—
Commercial Mortgage Backed Securities	33,308,110	—	33,308,110	—
Corporate Bonds	89,776,892	—	89,776,892	—
Municipal Bonds	2,719,230	—	2,719,230	—
Residential Mortgage Backed Securities	127,271,632	—	127,271,632	—
U.S. Treasury Obligations	39,160,555	—	39,160,555	—
Short-Term Investments	13,021	13,021	—	—
Total Investments	$330,809,272	$13,021	$330,796,251	$—
It is the Fund's practice to recognize transfers into and transfers out of Level 3 fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2026 (Unaudited)
High Yield Bond Fund
	Number of Shares	Value†
COMMON STOCKS — 0.0%
Entertainment — 0.0%
New Cotai Participation, Class B(1),* (Cost $24,225)	1	$0

PREFERRED STOCKS — 0.0%
Packaging and Containers — 0.0%
Smurfit-Stone Container Corp. (Escrow) CONV.(1),* (Cost $0)	725	0
	Par (000)
CORPORATE BONDS — 97.0%
Advertising — 0.9%
Clear Channel Outdoor Holdings, Inc.
144A, 7.125%, 02/15/31@	$500	517,714
144A, 7.500%, 03/15/33@	500	526,482
		1,044,196
Aerospace & Defense — 1.2%
TransDigm, Inc., 144A 6.000%, 01/15/33@	1,500	1,514,776
Airlines — 1.6%
American Airlines Pass Through Trust, Series 2021-1 Class B 3.950%, 01/11/32	1,027	982,988
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 144A 8.750%, 01/15/32@	1,000	991,400
		1,974,388
Apparel — 1.6%
The William Carter Co., 144A 7.375%, 02/15/31@	1,000	1,033,166
Wolverine World Wide, Inc., 144A 4.000%, 08/15/29@	1,000	942,265
		1,975,431
Auto Parts & Equipment — 4.5%
Adient Global Holdings Ltd., 144A 7.500%, 02/15/33@	1,000	1,031,550
Clarios Global LP/Clarios US Finance Co.
144A, 6.750%, 02/15/30@	1,500	1,545,645
144A, 6.750%, 09/15/32@	1,000	1,019,840
Forvia S.E., 144A 6.750%, 09/15/33@	1,000	998,237
The Goodyear Tire & Rubber Co. 6.625%, 07/15/30	1,000	965,905
		5,561,177
Building Materials — 3.6%
Builders FirstSource, Inc., 144A 6.750%, 05/15/35@	1,500	1,529,088
CP Atlas Buyer, Inc., 144A 9.750%, 07/15/30@	1,000	960,635
	Par (000)	Value†

Building Materials — (continued)
Standard Building Solutions, Inc.
144A, 6.250%, 08/01/33@	$1,000	$992,764
144A, 5.875%, 03/15/34@	1,000	963,629
		4,446,116
Chemicals — 5.7%
Bond US Bidco 1, Inc./Bidco 2/Bidco 3/German Bidco 1 GmbH/German Bidco 2, 144A 7.125%, 06/15/33@	1,000	1,010,177
Celanese US Holdings LLC 7.375%, 02/15/34	1,000	1,033,180
Methanex US Operations, Inc., 144A 6.250%, 03/15/32@	1,500	1,518,929
Olin Corp., 144A 6.625%, 04/01/33@	1,000	987,457
Solstice Advanced Materials, Inc., 144A 5.625%, 09/30/33@	1,000	994,695
WR Grace Holdings LLC, 144A 6.625%, 08/15/32@	1,500	1,454,527
		6,998,965
Commercial Services — 7.4%
Albion Financing 1 Sarl/Aggreko Holdings, Inc., 144A 7.000%, 05/21/30@	1,000	1,035,403
Block, Inc., 144A 6.000%, 08/15/33@	1,000	1,006,894
Herc Holdings, Inc., 144A 7.250%, 06/15/33@	1,000	1,042,602
Neptune Bidco US, Inc., 144A 9.290%, 04/15/29@	1,500	1,529,642
Service Corp. International
7.500%, 04/01/27	1,750	1,777,585
4.000%, 05/15/31	1,500	1,415,956
Williams Scotsman, Inc., 144A 4.625%, 08/15/28@	1,350	1,337,270
		9,145,352
Distribution & Wholesale — 1.2%
ADI Escrow Issuer LLC, 144A 7.125%, 07/15/34@	1,000	1,018,294
Core & Main LP, 144A 6.000%, 07/01/34@	500	501,729
		1,520,023
Diversified Financial Services — 3.3%
Freedom Mortgage Holdings LLC, 144A 6.875%, 05/01/31@	1,000	970,878
Jefferson Capital Holdings LLC, 144A 8.250%, 05/15/30@	1,000	1,051,498
OneMain Finance Corp. 6.750%, 09/15/33	1,000	989,941
WS Escrow LLC, 144A 7.750%, 06/01/33@	1,000	1,027,023
		4,039,340

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2026 (Unaudited)
High Yield Bond Fund
	Par (000)	Value†
CORPORATE BONDS — (continued)
Electric — 3.3%
NRG Energy, Inc., 144A 6.250%, 11/01/34@	$1,500	$1,518,785
Vistra Corp. (UST Yield Curve CMT 5 Yr + 6.930%), 144A 8.000%@,µ,•	1,000	1,007,778
Vistra Operations Co. LLC, 144A 6.875%, 04/15/32@	1,500	1,554,408
		4,080,971
Electrical Components & Equipment — 0.8%
Energizer Holdings, Inc., 144A 6.000%, 09/15/33@	1,000	962,225
Entertainment — 4.1%
Brightstar Lottery PLC/Brightstar Global Solutions Corp., , 144A 5.750%, 01/15/33@	1,000	980,230
Light & Wonder International, Inc., 144A 6.250%, 10/01/33@	1,500	1,491,870
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 144A 8.250%, 04/15/30@	1,500	1,563,043
Pioneer Opco LLC, 144A 7.000%, 05/15/33@	1,000	1,017,493
		5,052,636
Environmental Control — 1.2%
Clean Harbors, Inc., 144A 6.375%, 02/01/31@	1,500	1,520,943
Food — 3.7%
Albertsons Cos. Inc/Safeway, Inc./New Albertsons LP/Albertsons LLC, 144A 5.750%, 03/31/34@	1,000	952,218
Fiesta Purchaser, Inc., 144A 7.875%, 03/01/31@	1,500	1,513,076
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 144A 7.125%, 04/30/33@	1,000	1,018,647
Viking Baked Goods Acquisition Corp., 144A 8.625%, 11/01/31@	1,000	1,008,743
		4,492,684
Healthcare Products — 2.1%
Avantor Funding, Inc., 144A 4.625%, 07/15/28@	1,100	1,088,456
Medline Borrower LP, 144A 5.250%, 10/01/29@	1,500	1,490,612
		2,579,068
Healthcare Services — 4.6%
CHS/Community Health Systems, Inc., 144A 4.750%, 02/15/31@	630	579,547
	Par (000)	Value†

Healthcare Services — (continued)
Encompass Health Corp. 4.750%, 02/01/30	$1,000	$984,991
LifePoint Health, Inc., 144A 7.000%, 05/01/34@	1,000	958,170
Prime Healthcare Services, Inc., 144A 9.375%, 09/01/29@	1,500	1,567,034
Surgery Center Holdings, Inc., 144A 7.250%, 04/15/32@	1,500	1,518,457
		5,608,199
Home Builders — 0.8%
K Hovnanian Enterprises, Inc., 144A 8.375%, 10/01/33@	1,000	1,027,581
Home Furnishings — 1.7%
FXI Holdings, Inc.
144A, 14.000%, 11/15/29@	385	99,120
144A, 11.000%, 11/15/30@	1,098	921,984
Whirlpool Corp., 144A 7.500%, 07/01/31@	1,000	1,012,756
		2,033,860
Household Products & Wares — 0.8%
Prestige Brands, Inc. 6.250%, 07/15/34	1,000	1,000,000
Insurance — 2.3%
Acrisure LLC/Acrisure Finance, Inc., 144A 6.750%, 07/01/32@	1,000	898,713
Asurion LLC/ Asurion Co.-Issuer, Inc.
144A, 8.000%, 12/31/32@	1,000	1,008,835
144A, 8.375%, 02/01/34@	1,000	925,917
		2,833,465
Iron & Steel — 0.8%
Commercial Metals Co., 144A 6.000%, 12/15/35@	1,000	997,589
Leisure Time — 0.8%
Carnival Corp., Ltd., 144A 5.750%, 08/01/32@	1,000	1,009,385
Lodging — 0.8%
Marriott Ownership Resorts, Inc., 144A 6.500%, 10/01/33@	1,000	993,849
Machinery — Diversified — 1.6%
Columbus McKinnon Corp., 144A 7.125%, 02/01/33@	1,000	1,002,228
Esab Corp., 144A 5.625%, 04/01/31@	1,000	999,347
		2,001,575
Media — 2.6%
CCO Holdings LLC/CCO Holdings Capital Corp.
144A, 5.125%, 05/01/27@	515	513,951

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2026 (Unaudited)
High Yield Bond Fund
	Par (000)	Value†
CORPORATE BONDS — (continued)
Media — (continued)
144A, 4.250%, 01/15/34@	$2,000	$1,693,381
Univision Communications, Inc., 144A 8.875%, 04/15/33@	1,000	984,412
		3,191,744
Mining — 6.7%
Alumina Pty Ltd., 144A 6.375%, 09/15/32@	2,000	2,036,762
Arcosa, Inc., 144A 6.875%, 08/15/32@	1,500	1,564,791
Capstone Copper Corp., 144A 6.750%, 03/31/33@	1,500	1,520,324
First Quantum Minerals Ltd.
144A, 8.000%, 03/01/33@	1,000	1,045,199
144A, 7.250%, 02/15/34@	1,000	1,025,514
PLS Group Ltd., 144A 6.875%, 05/01/31@	1,000	1,025,249
		8,217,839
Oil & Gas — 6.9%
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 144A 6.625%, 10/15/32@	1,500	1,517,784
Chord Energy Corp., 144A 6.750%, 03/15/33@	1,500	1,522,878
Comstock Resources, Inc., 144A 6.750%, 03/01/29@	1,500	1,476,913
Crescent Energy Finance LLC, 144A 7.375%, 01/15/33@	1,000	994,294
Gulfport Energy Operating Corp., 144A 6.750%, 09/01/29@	1,000	1,020,023
SM Energy Co., 144A 6.625%, 04/15/34@	1,000	984,726
Sunoco LP, 144A 5.875%, 03/15/34@	1,000	986,430
		8,503,048
Oil & Gas Services — 0.4%
WBI Operating LLC, 144A 6.250%, 10/15/30@	500	503,040
Packaging and Containers — 3.1%
Crown Americas LLC 5.875%, 06/01/33	1,500	1,509,230
Sword Purchaser LLC, 144A 8.250%, 04/15/33@	1,000	1,035,643
Trivium Packaging Finance BV, 144A 8.250%, 07/15/30@	1,152	1,217,241
		3,762,114
Pharmaceuticals — 3.6%
Amneal Pharmaceuticals LLC, 144A 6.875%, 08/01/32@	1,000	1,038,417
Elanco Animal Health, Inc. 6.400%, 08/28/28	1,050	1,077,539
Jazz Securities DAC, 144A 4.375%, 01/15/29@	1,400	1,371,400
	Par (000)	Value†

Pharmaceuticals — (continued)
Paradigm Parent LLC and Paradigm Parent CO-Issuer, Inc., 144A 8.750%, 04/17/32@	$1,000	$895,000
		4,382,356
Pipelines — 2.8%
Energy Transfer LP, Series H (UST Yield Curve CMT 5 Yr + 5.694%) 6.500%µ,•	1,975	1,976,505
Venture Global LNG, Inc. (UST Yield Curve CMT 5 Yr + 5.440%), 144A 9.000%@,µ,•	1,500	1,464,511
		3,441,016
Real Estate Investment Trusts — 0.8%
MPT Operating Partnership LP/MPT Finance Corp., 144A 8.500%, 02/15/32@	1,000	1,023,642
Retail — 6.6%
Academy Ltd., 144A 5.875%, 05/15/31@	1,000	1,000,711
Bath & Body Works, Inc. 6.750%, 07/01/36	1,500	1,502,560
FirstCash, Inc., 144A 6.125%, 05/01/34@	1,000	995,391
Macy's Retail Holdings LLC 4.500%, 12/15/34	1,250	1,124,115
The Gap, Inc., 144A 3.875%, 10/01/31@	1,500	1,367,007
The Men's Wearhouse LLC, 144A 9.000%, 02/01/31@	1,000	1,063,112
The Michaels Cos., Inc., 144A 8.500%, 03/15/33@	1,000	990,389
		8,043,285
Semiconductors — 0.4%
Amkor Technology, Inc., 144A 5.875%, 10/01/33@	500	501,559
Software — 1.4%
OAK-Eagle Acquireco, Inc., 144A 7.250%, 07/01/33@	1,000	1,044,263
Open Text Corp., 144A 6.900%, 12/01/27@	675	690,200
		1,734,463
Telecommunications — 1.3%
Windstream Services LLC/Windstream Escrow Finance Corp., 144A 8.250%, 10/01/31@	1,500	1,581,888
TOTAL CORPORATE BONDS (Cost $118,185,090)		119,299,788

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2026 (Unaudited)
High Yield Bond Fund
Number of Shares	Value†
SHORT-TERM INVESTMENTS — 0.7%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 3.535%) (Cost $866,144)	866,144	$866,144
TOTAL INVESTMENTS — 97.7% (Cost $119,075,459)		$120,165,932
Other Assets & Liabilities — 2.3%		2,803,923
TOTAL NET ASSETS — 100.0%		$122,969,855

†	See Security Valuation Note.
(1)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Valuation Hierarchy table located at the end of the Schedule of Investments.
*	Non-income producing security.
@	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2026, the aggregate value of Rule 144A securities was $102,959,293, which represents 83.7% of the Fund’s net assets.
µ	Perpetual security with no stated maturity date.
•	Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floors and caps. For loan agreements, the rate shown may represent a weighted average interest rate. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
CMT— Constant Maturity Treasury.
LLC— Limited Liability Company.
LP— Limited Partnership.
PLC— Public Limited Company.
S.E.— Societas Europaea.
UST— US Treasury.
Yr— Year.
Country Weightings as of 6/30/2026††
United States	87%
Canada	4
Australia	2
Ireland	2
Netherlands	1
Luxembourg	1
France	1
Other	2
Total	100%
††	% of total investments as of June 30, 2026.
Summary of inputs used to value the Fund’s investments as of 6/30/2026 are as follows (See Security Valuation Note):
ASSETS TABLE
Description	Total Market Value at 6/30/2026	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input^
Common Stocks	$—	$—	$—	$—(1)
Preferred Stocks	—	—	—	—(1)
Corporate Bonds	119,299,788	—	119,299,788	—
Short-Term Investments	866,144	866,144	—	—
Total Investments	$120,165,932	$866,144	$119,299,788	$—
(1)	Includes internally fair valued securities currently priced at zero ($0).
^	A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.
It is the Fund's practice to recognize transfers into and transfers out of Level 3 fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2026 (Unaudited)
Flexibly Managed Fund
	Par (000)	Value†
ASSET BACKED SECURITIES — 0.1%
Other ABS — 0.1%
Domino's Pizza Master Issuer LLC,
Series 2017-1A Class A23, 144A 4.118%, 07/25/47@	$2,751	$2,733,799
Series 2019-1A Class A2, 144A 3.668%, 10/25/49@	2,127	2,041,022
		4,774,821
TOTAL ASSET BACKED SECURITIES (Cost $4,858,987)		4,774,821
	Number of Shares
COMMON STOCKS — 61.7%
Aerospace & Defense — 1.1%
Lockheed Martin Corp.	58,800	29,956,248
Northrop Grumman Corp.	48,544	24,723,945
		54,680,193
Auto Parts & Equipment — 1.7%
Aurora Innovation, Inc.*	12,423,052	84,725,215
Banks — 0.4%
JPMorgan Chase & Co.	54,300	17,774,019
Beverages — 1.6%
Keurig Dr Pepper, Inc.	2,445,150	80,029,759
Biotechnology — 3.0%
Alnylam Pharmaceuticals, Inc.*	147,275	44,334,193
Arcellx, Inc.*	106,458	0
CG oncology, Inc.*	179,192	12,731,592
Cytokinetics, Inc.*	464,608	39,579,956
Denali Therapeutics, Inc.*	347,800	8,945,416
Dyne Therapeutics, Inc.*	234,018	5,197,540
Erasca, Inc.*	495,500	9,077,560
Kymera Therapeutics, Inc.*	144,575	16,578,415
Maze Therapeutics, Inc.*	68,729	2,050,873
MoonLake Immunotherapeutics*	111,792	2,176,590
Stoke Therapeutics, Inc.*	37,985	1,242,869
Xenon Pharmaceuticals, Inc.*	95,464	5,762,207
		147,677,211
Commercial Services — 0.0%
TransUnion	12,309	887,971
Computers — 2.1%
Apple, Inc.	306,314	88,635,019
International Business Machines Corp.	12,743	3,583,459
Lumentum Holdings, Inc.*	10,300	8,838,018
Quantinuum, Inc., Class A*	3,452	282,167
		101,338,663
Diversified Financial Services — 2.9%
Ares Management Corp., Class A	121,557	13,530,510
Mastercard, Inc., Class A	149,439	76,751,870
Visa, Inc., Class A	143,971	49,395,010
		139,677,390
	Number of Shares	Value†

Electric — 4.9%
Ameren Corp.	535,418	$60,523,651
CenterPoint Energy, Inc.	2,944,996	129,697,624
PPL Corp.	1,392,147	50,604,543
		240,825,818
Electronics — 0.6%
Arxis, Inc., Class A*	105,968	4,889,363
TE Connectivity PLC	67,803	13,669,763
Woodward, Inc.	21,739	9,248,640
		27,807,766
Entertainment — 0.1%
Madison Square Garden Sports Corp.*	14,264	5,731,846
Environmental Control — 0.5%
Veralto Corp.	284,100	25,193,988
Gas — 1.2%
NiSource, Inc.	1,249,457	59,411,680
Healthcare Products — 4.2%
Danaher Corp.	287,600	54,782,048
Revvity, Inc.	826,719	91,980,756
Waters Corp.*	153,614	57,611,394
		204,374,198
Healthcare Services — 0.5%
HCA Healthcare, Inc.	43,522	16,968,793
UnitedHealth Group, Inc.	22,854	9,498,808
		26,467,601
Insurance — 0.9%
Arthur J. Gallagher & Co.	91,745	21,061,900
Ryan Specialty Holdings, Inc.	162,054	6,119,159
Willis Towers Watson PLC	67,184	17,559,882
		44,740,941
Internet — 10.8%
Alphabet, Inc., Class A††	363,365	129,855,750
Alphabet, Inc., Class C	215,750	76,230,947
Amazon.com, Inc.*,††	707,562	168,640,327
DoorDash, Inc., Class A*	226,090	41,720,388
Meta Platforms, Inc., Class A††	194,861	109,763,253
		526,210,665
Machinery — Diversified — 0.7%
Ingersoll Rand, Inc.	403,722	33,101,167
Oil & Gas — 1.0%
Canadian Natural Resources Ltd.	918,656	36,286,912
ConocoPhillips	135,700	14,107,372
		50,394,284
Oil & Gas Services — 0.1%
SLB Ltd.	47,730	2,218,968
Pharmaceuticals — 4.0%
Ascendis Pharma A/S*	238,355	63,574,046
Becton Dickinson & Co.	149,016	22,550,591
Cencora, Inc.	327,896	92,788,010

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2026 (Unaudited)
Flexibly Managed Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Pharmaceuticals — (continued)
Vaxcyte, Inc.*	286,890	$16,676,916
		195,589,563
Private Equity — 0.5%
KKR & Co., Inc.	248,600	22,816,508
Retail — 1.4%
Starbucks Corp.	298,567	30,510,562
Yum! Brands, Inc.††	231,052	36,935,972
		67,446,534
Semiconductors — 11.0%
Advanced Micro Devices, Inc.*,††	174,793	101,539,002
ASML Holding N.V.	14,507	28,860,806
Broadcom, Inc.	344,145	130,000,774
Cerebras Systems, Inc., Class A*	6,525	1,442,025
Micron Technology, Inc.	45,093	52,050,399
NVIDIA Corp.††	721,462	144,357,331
Taiwan Semiconductor Manufacturing Co., Ltd.††	924,000	72,894,620
Texas Instruments, Inc.	11,738	3,498,746
		534,643,703
Software — 5.6%
Bentley Systems, Inc., Class B	294,885	8,814,113
Cadence Design Systems, Inc.*	50,300	18,878,596
Microsoft Corp.††	455,763	170,008,714
MSCI, Inc.	42,200	23,633,688
PTC, Inc.*	317,678	36,091,397
Synopsys, Inc.*	39,500	17,619,765
		275,046,273
Telecommunications — 0.9%
Arista Networks, Inc.*	225,813	38,361,113
Ciena Corp.*	10,636	5,217,596
		43,578,709
TOTAL COMMON STOCKS (Cost $2,751,342,430)		3,012,390,633

PREFERRED STOCKS — 1.0%
Auto Manufacturers — 1.0%
Waymo LLC, Series A-2, CONV(1),*,# (Cost $21,086,236)	245,568	48,148,518
	Par (000)
CORPORATE BONDS — 8.4%
Aerospace & Defense — 1.5%
TransDigm, Inc.
144A, 6.750%, 08/15/28@	$2,152	2,173,350
4.625%, 01/15/29	3,763	3,704,098
144A, 6.375%, 03/01/29@	11,499	11,674,233
144A, 7.125%, 12/01/31@	6,637	6,872,773
144A, 6.625%, 03/01/32@	16,679	17,108,785
144A, 6.375%, 05/31/33@	14,165	14,301,182
	Par (000)	Value†

Aerospace & Defense — (continued)
144A, 6.250%, 01/31/34@	$880	$897,935
144A, 6.750%, 01/31/34@	9,848	10,101,773
144A, 6.125%, 07/31/34@	5,358	5,352,765
		72,186,894
Commercial Services — 0.2%
Korn Ferry, 144A 4.625%, 12/15/27@	3,386	3,368,669
Service Corp. International
4.625%, 12/15/27	479	476,626
3.375%, 08/15/30	2,557	2,371,701
5.750%, 10/15/32	2,818	2,829,382
		9,046,378
Computers — 0.1%
Booz Allen Hamilton, Inc.
144A, 4.000%, 07/01/29@	2,245	2,191,948
5.950%, 08/04/33	2,469	2,482,493
Crowdstrike Holdings, Inc. 3.000%, 02/15/29	572	545,736
		5,220,177
Electric — 1.4%
Alliant Energy Corp. (UST Yield Curve CMT 5 Yr + 2.077%) 5.750%, 04/01/56•	1,589	1,571,206
American Electric Power Co., Inc.,
Series C (UST Yield Curve CMT 5 Yr + 2.128%), 5.800%, 03/15/56•	10,367	10,309,914
Series D (UST Yield Curve CMT 5 Yr + 1.940%), 6.050%, 03/15/56•	10,020	9,962,392
CenterPoint Energy, Inc. (UST Yield Curve CMT 5 Yr + 2.223%) 5.950%, 04/01/56•	9,423	9,406,311
DTE Energy Co., Series C (UST Yield Curve CMT 5 Yr + 1.811%) 6.200%, 07/01/58•	9,104	9,181,293
Entergy Corp.
(UST Yield Curve CMT 5 Yr + 2.179%), 5.875%, 06/15/56•	8,275	8,276,514
(UST Yield Curve CMT 5 Yr + 2.013%), 6.100%, 06/15/56•	7,621	7,635,335
The Southern Co. (UST Yield Curve CMT 5 Yr + 1.993%) 6.000%, 04/01/58•	11,717	11,745,425
		68,088,390
Entertainment — 0.0%
Vail Resorts, Inc., 144A 6.500%, 05/15/32@	2,711	2,760,668
Gas — 0.3%
NiSource, Inc. (UST Yield Curve CMT 5 Yr + 2.035%) 5.750%, 07/15/56•	13,957	13,936,761

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2026 (Unaudited)
Flexibly Managed Fund
	Par (000)	Value†
CORPORATE BONDS — (continued)
Healthcare Services — 0.2%
IQVIA, Inc.
144A, 5.000%, 05/15/27@	$4,372	$4,369,869
144A, 6.500%, 05/15/30@	2,589	2,642,567
Surgery Center Holdings, Inc., 144A 7.250%, 04/15/32@	2,215	2,242,255
		9,254,691
Insurance — 2.1%
AmWINS Group, Inc., 144A 6.375%, 02/15/29@	3,277	3,287,231
Broadstreet Partners Group LLC, 144A 5.875%, 04/15/29@	10,427	10,179,083
HUB International Ltd.
144A, 5.625%, 12/01/29@	6,513	6,471,903
144A, 7.250%, 06/15/30@	40,112	41,161,891
144A, 7.375%, 01/31/32@	23,409	23,828,981
Ryan Specialty LLC
144A, 4.375%, 02/01/30@	2,140	2,062,029
144A, 5.875%, 08/01/32@	5,209	5,134,708
USI, Inc., 144A 7.500%, 01/15/32@	8,714	8,796,121
		100,921,947
Leisure Time — 0.1%
Life Time, Inc., 144A 6.000%, 11/15/31@	2,868	2,912,306
Lodging — 1.0%
Hilton Domestic Operating Co., Inc.
144A, 5.875%, 04/01/29@	3,928	3,971,982
144A, 3.750%, 05/01/29@	8,034	7,748,151
4.875%, 01/15/30	7,217	7,166,348
144A, 4.000%, 05/01/31@	7,522	7,112,177
144A, 3.625%, 02/15/32@	9,652	8,834,314
144A, 5.750%, 09/15/33@	6,121	6,143,935
144A, 5.500%, 03/31/34@	5,927	5,876,474
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875%, 04/01/27	3,472	3,470,124
		50,323,505
Real Estate Investment Trusts — 0.3%
SBA Communications Corp.
3.875%, 02/15/27	8,504	8,456,191
3.125%, 02/01/29	7,128	6,821,318
SBA Tower Trust, 144A 6.599%, 11/15/52@	256	258,565
		15,536,074
Retail — 0.9%
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 144A 4.750%, 06/01/27@	8,757	8,732,775
	Par (000)	Value†

Retail — (continued)
Murphy Oil USA, Inc.
144A, 3.750%, 02/15/31@	$525	$491,632
144A, 5.875%, 06/01/34@	1,981	1,987,325
Yum! Brands, Inc.
144A, 4.750%, 01/15/30@	4,113	4,045,566
3.625%, 03/15/31	4,955	4,618,625
4.625%, 01/31/32	8,583	8,226,744
5.375%, 04/01/32	7,196	7,169,385
6.875%, 11/15/37	3,145	3,411,841
5.350%, 11/01/43	6,180	5,811,880
		44,495,773
Software — 0.3%
Ellucian Holdings, Inc., 144A 6.500%, 12/01/29@	2,199	2,125,465
Fair Isaac Corp., 144A 6.000%, 05/15/33@	3,576	3,523,449
MSCI, Inc. 5.250%, 09/01/35	6,771	6,638,270
PTC, Inc., 144A 4.000%, 02/15/28@	3,591	3,514,853
		15,802,037
TOTAL CORPORATE BONDS (Cost $405,948,189)		410,485,601

LOAN AGREEMENTS‡ — 8.4%
Aerospace & Defense — 0.5%
Transdigm, Inc.
(1 M SOFR + 2.250%), 5.894%, 03/22/30•	23,089	23,090,136
(1 M SOFR + 2.500%), 6.144%, 02/13/33•	2,164	2,164,229
		25,254,365
Apparel — 0.3%
Varsity Brands, Inc. (3 M SOFR + 2.750%) 6.482%, 08/26/31•	15,736	15,749,428
Diversified Financial Services — 0.5%
CPI Holdco B, LLC (1 M SOFR + 2.000%) 5.644%, 05/17/31•	16,987	16,910,498
EP Wealth Advisors LLC (1 M SOFR + 2.500%) 6.166%, 10/18/32•	1,512	1,510,955
Mariner Wealth Advisors LLC (3 M SOFR + 2.250%) 5.982%, 12/31/30•	7,957	7,944,396
		26,365,849
Environmental Control — 0.5%
Filtration Group Corp.
(1 M SOFR + 3.500%), 5.679%, 10/21/28•	6,874	7,881,718

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2026 (Unaudited)
Flexibly Managed Fund
	Par (000)	Value†
LOAN AGREEMENTS‡ — (continued)
Environmental Control — (continued)
(1 M SOFR + 2.500%), 6.144%, 10/23/28•	$17,218	$17,218,204
		25,099,922
Healthcare Services — 0.3%
Loire US Holdco 1, Inc. (1 M SOFR + 4.000%) 7.644%, 01/21/30•	13,430	13,439,507
Insurance — 3.2%
AmWINS Group, Inc. (3 M SOFR + 2.000%) 5.732%, 01/30/32•	33,457	32,686,273
Broadstreet Partners, Inc. (1 M SOFR + 2.500%) 6.144%, 06/13/31•	33,416	32,197,768
HUB International Ltd. (3 M SOFR + 2.250%) 5.922%, 06/20/30•	63,799	63,694,350
Ryan Specialty Group LLC (1 M SOFR + 2.000%) 5.644%, 09/15/31•	615	613,031
USI, Inc.
(3 M SOFR + 2.250%), 5.982%, 11/21/29•	13,047	12,994,854
(3 M SOFR + 2.250%), 5.982%, 09/27/30•	13,190	13,121,050
		155,307,326
Lodging — 0.5%
Hilton Worldwide Finance LLC (1 M SOFR + 1.750%) 5.398%, 11/08/30•	19,717	19,745,053
Wyndham Hotels & Resorts, Inc. (1 M SOFR + 1.750%) 5.394%, 05/24/30•	2,862	2,861,639
		22,606,692
Real Estate Investment Trusts — 0.2%
SBA Senior Finance II LLC (1 M SOFR + 1.750%) 5.400%, 01/25/31•	9,155	9,161,060
Software — 2.4%
Applied Systems, Inc.
(3 M SOFR + 2.250%), 5.982%, 02/24/31•	68,398	67,115,367
(3 M SOFR + 4.500%), 8.232%, 02/23/32•	9,928	9,776,117
Bending Spoons US, Inc.
(1 M SOFR + 5.875%), 9.489%, 03/07/31•	924	906,481
(1 M SOFR + 5.875%), 9.489%, 03/07/31•	15,822	15,544,845
Ellucian Holdings, Inc. (1 M SOFR + 2.500%) 6.144%, 10/08/29×,•	10,617	10,223,281
	Par (000)	Value†

Software — (continued)
Epicor Software Corp. (1 M SOFR + 2.500%) 6.394%, 05/30/31×,•	$7,726	$7,369,137
Storable, Inc. (1 M SOFR + 3.250%) 6.894%, 04/17/31×,•	5,278	4,693,270
		115,628,498
TOTAL LOAN AGREEMENTS (Cost $412,816,572)		408,612,647

U.S. TREASURY OBLIGATIONS — 15.4%
U.S. Treasury Notes
3.625%, 10/31/30	102,442	100,193,078
3.500%, 11/30/30	78,472	76,326,281
3.625%, 12/31/30	31,971	31,241,662
3.750%, 01/31/31	55,092	54,093,458
3.500%, 02/28/31	125,814	122,217,186
3.875%, 03/31/31	78,467	77,409,535
3.875%, 12/31/32	62,380	60,983,760
4.000%, 01/31/33	49,616	48,829,121
3.750%, 02/28/33	85,896	83,298,697
4.250%, 05/31/33	99,317	99,068,707
TOTAL U.S. TREASURY OBLIGATIONS (Cost $764,088,964)		753,661,485
Number of Shares
SHORT-TERM INVESTMENTS — 4.7%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 3.535%)	15,230,857	15,230,857
T. Rowe Price Government Reserve Investment Fund (seven-day effective yield 3.710%)	215,922,761	215,922,761
TOTAL SHORT-TERM INVESTMENTS (Cost $231,153,618)		231,153,618
TOTAL INVESTMENTS — 99.7% (Cost $4,591,294,996)		$4,869,227,323
Other Assets & Liabilities — 0.3%		14,380,301
TOTAL NET ASSETS — 100.0%		$4,883,607,624
Number of Contracts
WRITTEN OPTIONS — (0.6)%
Call Options
TOTAL WRITTEN OPTIONS
(See open written options schedule)
(Premiums $(21,157,618))	12,212	$(27,107,495)

†	See Security Valuation Note.

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2026 (Unaudited)
Flexibly Managed Fund
@	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2026, the aggregate value of Rule 144A securities was $259,034,509, which represents 5.3% of the Fund’s net assets.
*	Non-income producing security.
††	At June 30, 2026, all or a portion of this security is pledged as collateral for OTC derivatives.
(1)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Valuation Hierarchy table located at the end of the Schedule of Investments.
#	Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At June 30, 2026, the aggregate value of restricted securities was $48,148,518 which represented 1.0% of the Fund's net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.
Investment	Date of Acquisition	Cost	Value
Waymo LLC, Series A-2	05/08/26	$21,086,236	$48,148,518
•	Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floors and caps. For loan agreements, the rate shown may represent a weighted average interest rate. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
‡	Loan Agreements in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the Prime Rate offered by one or more major U.S. banks, (ii) the lending rate offered by one or more European banks such as the Secured Overnight Financing Rate (“SOFR”) or (iii) the Certificate of Deposit rate. Rate shown represents the actual rate at June 30, 2026. Loan Agreements, while exempt from registration under the Security Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Floating rate Loan Agreements often require repayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.
×	This loan will settle after June 30, 2026, at which time the interest rate, based on the SOFR and the agreed upon spread on trade date, will be reflected.

A/S— Aktieselskab.
ABS— Asset-Backed Security.
CMT— Constant Maturity Treasury.
CONV— Convertible Security.
LLC— Limited Liability Company.
M— Month.
MSCI— Morgan Stanley Capital International.
N.V.— Naamloze Vennootschap.
PLC— Public Limited Company.
SOFR— Secured Overnight Financing Rate.
UST— US Treasury.
Yr— Year.
Country Weightings as of 6/30/2026††
United States	95%
Taiwan	2
Denmark	1
Canada	1
Netherlands	1
Total	100%
††	% of total investments as of June 30, 2026.
Summary of inputs used to value the Fund’s investments as of 6/30/2026 are as follows (See Security Valuation Note):
ASSETS TABLE
Description	Total Market Value at 6/30/2026	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input^
Asset Backed Securities	$4,774,821	$—	$4,774,821	$—
Common Stocks
Aerospace & Defense	54,680,193	54,680,193	—	—
Auto Parts & Equipment	84,725,215	84,725,215	—	—
Banks	17,774,019	17,774,019	—	—
Beverages	80,029,759	80,029,759	—	—
Biotechnology	147,677,211	147,677,211	—	—
Commercial Services	887,971	887,971	—	—
Computers	101,338,663	101,338,663	—	—
Diversified Financial Services	139,677,390	139,677,390	—	—
Electric	240,825,818	240,825,818	—	—
Electronics	27,807,766	27,807,766	—	—
Entertainment	5,731,846	5,731,846	—	—
Environmental Control	25,193,988	25,193,988	—	—
Gas	59,411,680	59,411,680	—	—
Healthcare Products	204,374,198	204,374,198	—	—
Healthcare Services	26,467,601	26,467,601	—	—
Insurance	44,740,941	44,740,941	—	—
Internet	526,210,665	526,210,665	—	—
Machinery — Diversified	33,101,167	33,101,167	—	—

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2026 (Unaudited)
Flexibly Managed Fund
ASSETS TABLE
Description	Total Market Value at 6/30/2026	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input^
Oil & Gas	$50,394,284	$50,394,284	$—	$—
Oil & Gas Services	2,218,968	2,218,968	—	—
Pharmaceuticals	195,589,563	195,589,563	—	—
Private Equity	22,816,508	22,816,508	—	—
Retail	67,446,534	67,446,534	—	—
Semiconductors	534,643,703	461,749,083	72,894,620	—
Software	275,046,273	275,046,273	—	—
Telecommunications	43,578,709	43,578,709	—	—
Total Common Stocks	3,012,390,633	2,939,496,013	72,894,620	—
Preferred Stocks	48,148,518	—	—	48,148,518
Corporate Bonds	410,485,601	—	410,485,601	—
Loan Agreements	408,612,647	—	408,612,647	—
U.S. Treasury Obligations	753,661,485	—	753,661,485	—
Short-Term Investments	231,153,618	231,153,618	—	—
Total Investments	$4,869,227,323	$3,170,649,631	$1,650,429,174	$48,148,518
LIABILITIES TABLE
Description	Total Market Value at 6/30/2026	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Other Financial Instruments(1)
Written Options	$(27,107,495)	$(26,999,695)	$(107,800)	$—
Total Liabilities—Other Financial Instruments	$(27,107,495)	$(26,999,695)	$(107,800)	$—
(1)	Other financial instruments are derivative instruments not reflected in the value of total investments in securities in the Schedule of Investments such as future contracts and forward foreign currency contracts which are valued at the unrealized appreciation (depreciation) on the instrument.
^	A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.
It is the Fund's practice to recognize transfers into and transfers out of Level 3 fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.

Open written options contracts held by the Fund at June 30, 2026 are as follows:
Open Written Options
Over-the-counter
Call Options
Description	# of Contracts	Notional	Exercise Price	Expiration Date	Value
Advanced Micro Devices, Inc.,(5)	120	$3,720,000	$310	01/15/27	$(3,543,840)
Advanced Micro Devices, Inc.,(5)	120	3,840,000	320	01/15/27	(3,416,040)
Alphabet, Inc.,(7)	99	3,366,000	340	01/15/27	(505,890)
Alphabet, Inc.,(7)	99	3,465,000	350	01/15/27	(445,500)
Alphabet, Inc.,(5)	96	3,456,000	360	01/15/27	(386,496)
Alphabet, Inc.,(7)	99	3,564,000	360	01/15/27	(398,574)
Alphabet, Inc.,(5)	96	3,552,000	370	01/15/27	(343,392)
Alphabet, Inc.,(5)	96	3,648,000	380	01/15/27	(302,400)
Alphabet, Inc.,(5)	180	7,200,000	400	01/15/27	(441,000)
Alphabet, Inc.,(5)	180	7,470,000	415	01/15/27	(355,500)
Alphabet, Inc.,(5)	78	3,354,000	430	06/17/27	(232,830)
Alphabet, Inc.,(5)	78	3,432,000	440	06/17/27	(213,330)
Alphabet, Inc.,(5)	78	3,510,000	450	06/17/27	(195,780)
Alphabet, Inc.,(5)	78	3,588,000	460	06/17/27	(179,790)
Amazon.com, Inc.,(7)	127	3,810,000	300	01/15/27	(123,825)
Amazon.com, Inc.,(7)	127	3,873,500	305	01/15/27	(111,252)

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2026 (Unaudited)
Flexibly Managed Fund
Call Options
Description	# of Contracts	Notional	Exercise Price	Expiration Date	Value
Amazon.com, Inc.,(7)	127	$3,937,000	$310	01/15/27	$(100,203)
Amazon.com, Inc.,(7)	127	4,000,500	315	01/15/27	(93,599)
Amazon.com, Inc.,(7)	127	4,064,000	320	01/15/27	(86,106)
Amazon.com, Inc.,(7)	108	3,240,000	300	06/17/27	(213,948)
Amazon.com, Inc.,(7)	126	3,906,000	310	06/17/27	(221,760)
Amazon.com, Inc.,(7)	126	4,032,000	320	06/17/27	(194,670)
Amazon.com, Inc.,(7)	126	4,158,000	330	06/17/27	(175,140)
Apple, Inc.,(1)	291	8,730,000	300	01/15/27	(611,100)
Apple, Inc.,(1)	111	3,774,000	340	06/17/27	(175,935)
Apple, Inc.,(1)	111	3,885,000	350	06/17/27	(154,290)
Apple, Inc.,(1)	111	3,996,000	360	06/17/27	(123,210)
Apple, Inc.,(1)	111	4,107,000	370	06/17/27	(102,675)
Broadcom, Inc.,(4)	182	7,098,000	390	01/15/27	(1,001,000)
Broadcom, Inc.,(4)	182	7,462,000	410	01/15/27	(850,850)
Canadian Natural Resources Ltd.,(5)	322	1,610,000	50	01/15/27	(25,760)
Canadian Natural Resources Ltd.,(5)	322	1,690,500	53	01/15/27	(22,540)
Canadian Natural Resources Ltd.,(5)	323	1,776,500	55	01/15/27	(17,442)
Canadian Natural Resources Ltd.,(5)	323	1,857,250	58	01/15/27	(8,075)
DoorDash, Inc.,(6)	122	2,806,000	230	01/15/27	(186,050)
DoorDash, Inc.,(1)	159	2,782,500	175	03/19/27	(640,770)
DoorDash, Inc.,(1)	159	2,862,000	180	03/19/27	(645,381)
DoorDash, Inc.,(1)	159	2,941,500	185	03/19/27	(568,425)
DoorDash, Inc.,(1)	159	3,021,000	190	03/19/27	(574,308)
Ingersoll Rand, Inc.,(4)	294	2,793,000	95	01/15/27	(111,720)
Ingersoll Rand, Inc.,(4)	294	2,940,000	100	01/15/27	(76,440)
Ingersoll Rand, Inc.,(4)	211	1,688,000	80	03/19/27	(236,320)
Ingersoll Rand, Inc.,(4)	211	1,793,500	85	03/19/27	(187,790)
JPMorgan Chase & Co.,(8)	181	6,154,000	340	06/17/27	(531,235)
JPMorgan Chase & Co.,(8)	181	6,335,000	350	06/17/27	(450,690)
JPMorgan Chase & Co.,(8)	181	6,516,000	360	06/17/27	(381,005)
Mastercard, Inc.,(2)	47	2,679,000	570	01/15/27	(94,940)
Mastercard, Inc.,(2)	78	4,524,000	580	01/15/27	(111,540)
Mastercard, Inc.,(2)	125	7,500,000	600	01/15/27	(162,500)
Mastercard, Inc.,(2)	50	2,750,000	550	06/17/27	(220,000)
Mastercard, Inc.,(2)	50	2,800,000	560	06/17/27	(185,000)
Mastercard, Inc.,(2)	50	2,900,000	580	06/17/27	(148,000)
Mastercard, Inc.,(2)	50	2,950,000	590	06/17/27	(157,750)
Meta Platforms, Inc.,(8)	70	5,180,000	740	06/17/27	(280,140)
Meta Platforms, Inc.,(8)	70	5,320,000	760	06/17/27	(266,000)
Microsoft Corp.,(8)	72	3,384,000	470	06/17/27	(196,200)
Microsoft Corp.,(8)	72	3,528,000	490	06/17/27	(167,040)
Microsoft Corp.,(8)	72	3,600,000	500	06/17/27	(155,520)
PTC, Inc.,(5)	47	728,500	155	01/15/27	(9,165)
PTC, Inc.,(5)	47	752,000	160	01/15/27	(9,870)
PTC, Inc.,(5)	47	775,500	165	01/15/27	(8,695)
PTC, Inc.,(5)	47	799,000	170	01/15/27	(6,815)
Revvity, Inc.,(8)	70	735,000	105	12/18/26	(115,500)
Revvity, Inc.,(8)	70	770,000	110	12/18/26	(97,300)
Revvity, Inc.,(8)	70	805,000	115	12/18/26	(81,200)
Revvity, Inc.,(8)	70	840,000	120	12/18/26	(66,500)
Starbucks Corp.,(7)	580	6,090,000	105	01/15/27	(507,500)
Starbucks Corp.,(7)	580	6,380,000	110	01/15/27	(388,600)
Starbucks Corp.,(7)	670	7,705,000	115	01/15/27	(341,700)
UnitedHealth Group, Inc.,(3)	52	2,184,000	420	06/17/27	(301,444)
UnitedHealth Group, Inc.,(3)	52	2,288,000	440	06/17/27	(247,520)
UnitedHealth Group, Inc.,(3)	51	2,295,000	450	06/17/27	(225,420)
UnitedHealth Group, Inc.,(3)	52	2,392,000	460	06/17/27	(213,200)

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2026 (Unaudited)
Flexibly Managed Fund
Call Options
Description	# of Contracts	Notional	Exercise Price	Expiration Date	Value
Visa, Inc.,(3)	61	$2,104,500	$345	01/15/27	$(155,855)
Visa, Inc.,(3)	110	3,960,000	360	01/15/27	(212,190)
Visa, Inc.,(3)	61	2,226,500	365	01/15/27	(105,530)
Visa, Inc.,(3)	110	4,125,000	375	01/15/27	(144,100)
Visa, Inc.,(4)	76	2,736,000	360	06/17/27	(228,000)
Visa, Inc.,(4)	76	2,812,000	370	06/17/27	(201,780)
Visa, Inc.,(4)	76	2,888,000	380	06/17/27	(163,400)
Visa, Inc.,(4)	76	2,964,000	390	06/17/27	(139,840)
Waters Corp.,(8)	44	1,672,000	380	01/15/27	(165,440)
Waters Corp.,(8)	44	1,716,000	390	01/15/27	(142,560)
Waters Corp.,(8)	44	1,760,000	400	01/15/27	(132,440)
Waters Corp.,(8)	44	1,804,000	410	01/15/27	(107,800)
Yum! Brands, Inc.,(7)	199	3,283,500	165	01/15/27	(159,200)
Yum! Brands, Inc.,(7)	151	2,718,000	180	01/15/27	(46,810)
Yum! Brands, Inc.,(7)	151	2,793,500	185	01/15/27	(32,465)
Yum! Brands, Inc.,(7)	65	1,072,500	165	06/17/27	(79,950)
Yum! Brands, Inc.,(7)	65	1,105,000	170	06/17/27	(65,650)
Yum! Brands, Inc.,(7)	65	1,137,500	175	06/17/27	(53,300)
Yum! Brands, Inc.,(7)	65	1,170,000	180	06/17/27	(42,250)
Total Written Options					$(27,107,495)
(1)	Counterparty - Bank of America
(2)	Counterparty - Barclays
(3)	Counterparty - Citigroup
(4)	Counterparty - Goldman Sachs
(5)	Counterparty - JP Morgan
(6)	Counterparty - Nomura Securities International, Inc.
(7)	Counterparty - UBS Securities
(8)	Counterparty - Wells Fargo
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2026 (Unaudited)
Balanced Fund
	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 59.6%
Penn Series Index 500 Fund* (Cost $21,659,841)	713,619	$48,968,508

AFFILIATED FIXED INCOME FUNDS — 40.2%
Penn Series Quality Bond Fund* (Cost $31,032,408)	1,865,314	32,978,753
TOTAL INVESTMENTS — 99.8% (Cost $52,692,249)		$81,947,261
Other Assets & Liabilities — 0.2%		182,248
TOTAL NET ASSETS — 100.0%		$82,129,509

†	See Security Valuation Note.
*	Non-income producing security.
Summary of inputs used to value the Fund’s investments as of 6/30/2026 are as follows (See Security Valuation Note):
ASSETS TABLE
Description	Total Market Value at 6/30/2026	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Affiliated Equity Funds	$48,968,508	$48,968,508	$—	$—
Affiliated Fixed Income Funds	32,978,753	32,978,753	—	—
Total Investments	$81,947,261	$81,947,261	$—	$—
It is the Fund's practice to recognize transfers into and transfers out of Level 3 fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2026 (Unaudited)
Large Growth Stock Fund
	Number of Shares	Value†
COMMON STOCKS — 98.9%
Aerospace & Defense — 4.2%
General Electric Co.	19,386	$7,245,130
HEICO Corp.	3,960	1,410,512
Howmet Aerospace, Inc.	12,597	3,386,829
The Boeing Co.*	9,695	2,098,677
TransDigm Group, Inc.	620	825,865
		14,967,013
Auto Manufacturers — 3.3%
Ferrari N.V.	2,927	1,089,693
Tesla, Inc.*	25,683	10,802,270
		11,891,963
Banks — 0.6%
Morgan Stanley	10,343	2,162,101
Biotechnology — 0.5%
Argenx S.E., ADR*	1,836	1,703,386
Chemicals — 0.7%
Linde PLC	4,370	2,267,768
The Sherwin-Williams Co.	1,139	392,180
		2,659,948
Commercial Services — 0.5%
Cintas Corp.	11,507	1,957,110
Computers — 8.1%
Apple, Inc.	74,625	21,593,490
Crowdstrike Holdings, Inc., Class A*	5,518	4,211,007
Sandisk Corp.*	1,484	3,374,215
		29,178,712
Diversified Financial Services — 4.1%
Mastercard, Inc., Class A	12,013	6,169,877
The Charles Schwab Corp.	3,994	368,526
Tradeweb Markets, Inc., Class A	2,871	286,124
Visa, Inc., Class A	22,945	7,872,200
		14,696,727
Electronics — 1.4%
Amphenol Corp., Class A	20,908	3,686,499
Coherent Corp.*	3,073	1,212,206
		4,898,705
Entertainment — 0.1%
Live Nation Entertainment, Inc.*	2,800	512,708
Healthcare Products — 2.2%
Danaher Corp.	6,653	1,267,264
Intuitive Surgical, Inc.*	9,297	3,697,231
Medline, Inc., Class A*	2,632	103,806
Natera, Inc.*	1,152	312,710
Stryker Corp.	6,128	1,929,340
Thermo Fisher Scientific, Inc.	1,062	532,444
		7,842,795
Healthcare Services — 0.4%
UnitedHealth Group, Inc.	3,544	1,472,993
Insurance — 0.8%
Chubb Ltd.	5,755	1,960,959
	Number of Shares	Value†

Insurance — (continued)
Marsh & McLennan Cos., Inc.	5,662	$943,685
		2,904,644
Internet — 17.9%
Alphabet, Inc., Class A	80,734	28,851,910
Alphabet, Inc., Class C	396	139,919
Amazon.com, Inc.*	20,352	4,850,696
AppLovin Corp., Class A*	4,301	2,216,004
Booking Holdings, Inc.	15,427	2,749,708
DoorDash, Inc., Class A*	12,192	2,249,790
MercadoLibre, Inc.*	721	1,223,818
Meta Platforms, Inc., Class A	21,578	12,154,672
Netflix, Inc.*	59,154	4,223,596
Sea Ltd., ADR*	13,717	1,314,500
Shopify, Inc., Class A*	18,958	2,164,624
Spotify Technology S.A.*	5,257	2,413,646
		64,552,883
Lodging — 0.7%
Hilton Worldwide Holdings, Inc.	7,155	2,364,441
Machinery — Construction & Mining — 3.2%
Caterpillar, Inc.	5,109	5,440,574
GE Vernova, Inc.	2,755	3,236,739
Vertiv Holdings Co., Class A	8,318	2,785,033
		11,462,346
Media — 0.3%
Space Exploration Technologies Corp., Class A*	6,987	1,193,799
Miscellaneous Manufacturing — 0.6%
Fabrinet*	1,261	708,783
Teledyne Technologies, Inc.*	2,415	1,610,563
		2,319,346
Pharmaceuticals — 3.5%
Eli Lilly & Co.	10,582	12,692,368
Retail — 1.2%
Carvana Co.*	40,133	2,641,554
Chipotle Mexican Grill, Inc.*	26,605	904,570
Costco Wholesale Corp.	766	716,570
		4,262,694
Semiconductors — 36.5%
Advanced Micro Devices, Inc.*	26,003	15,105,403
Applied Materials, Inc.	10,583	7,651,509
ASML Holding N.V.	1,722	3,425,816
Broadcom, Inc.	53,320	20,141,630
KLA Corp.	10,635	3,208,686
Lam Research Corp.	20,371	8,827,365
Marvell Technology, Inc.	9,309	2,773,058
Micron Technology, Inc.	12,973	14,974,604
NVIDIA Corp.	252,772	50,577,150
QUALCOMM, Inc.	4,289	792,564
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	8,502	4,060,300
		131,538,085

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2026 (Unaudited)
Large Growth Stock Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Software — 6.9%
Datadog, Inc., Class A*	2,100	$546,756
HubSpot, Inc.*	1,759	321,035
Intuit, Inc.	387	101,007
Magic Leap, Inc., Class A(1),*,#	1,353	0
Microsoft Corp.	40,682	15,175,200
Oracle Corp.	12,977	1,901,779
Palantir Technologies, Inc., Class A*	7,096	827,890
Samsara, Inc., Class A*	31,072	1,007,665
ServiceNow, Inc.*	20,746	2,059,663
Snowflake, Inc.*	11,475	2,920,388
		24,861,383
Telecommunications — 0.9%
Arista Networks, Inc.*	8,253	1,402,020
Ciena Corp.*	2,556	1,253,871
T-Mobile US, Inc.	3,678	616,911
		3,272,802
Transportation — 0.3%
Old Dominion Freight Line, Inc.	5,769	1,249,565
TOTAL COMMON STOCKS (Cost $220,035,497)		356,618,517

REAL ESTATE INVESTMENT TRUSTS — 0.6%
Healthcare — 0.6%
Welltower, Inc. (Cost $1,910,381)	9,896	2,246,095

PREFERRED STOCKS — 0.2%
Auto Manufacturers — 0.2%
Waymo LLC, Series A-2, CONV(1),*,# (Cost $320,885)	3,737	732,714

SHORT-TERM INVESTMENTS — 0.0%
T. Rowe Price Government Reserve Investment Fund (seven-day effective yield 3.710%) (Cost $541)	541	541
TOTAL INVESTMENTS — 99.7% (Cost $222,267,304)		$359,597,867
Other Assets & Liabilities — 0.3%		940,481
TOTAL NET ASSETS — 100.0%		$360,538,348

†	See Security Valuation Note.
*	Non-income producing security.
(1)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Valuation Hierarchy table located at the end of the Schedule of Investments.
#	Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At June 30, 2026, the aggregate value of restricted securities was $732,714 which represented 0.2% of the Fund's net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.
Investment	Date of Acquisition	Cost	Value
Magic Leap, Inc., Class A	01/20/16	$657,500	$0
Waymo LLC, Series A-2	05/08/20	320,885	732,714
Total		$978,385	$732,714
ADR— American Depositary Receipt.
CONV— Convertible Security.
LLC— Limited Liability Company.
N.V.— Naamloze Vennootschap.
PLC— Public Limited Company.
S.A.— Societe Anonyme.
S.E.— Societas Europaea.
Country Weightings as of 6/30/2026††
United States	94%
Netherlands	2
Taiwan	1
Sweden	1
Canada	1
Switzerland	1
Total	100%
††	% of total investments as of June 30, 2026.

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2026 (Unaudited)
Large Growth Stock Fund
Summary of inputs used to value the Fund’s investments as of 6/30/2026 are as follows (See Security Valuation Note):
ASSETS TABLE
Description	Total Market Value at 6/30/2026	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input^
Common Stocks
Aerospace & Defense	$14,967,013	$14,967,013	$—	$—
Auto Manufacturers	11,891,963	10,802,270	1,089,693	—
Banks	2,162,101	2,162,101	—	—
Biotechnology	1,703,386	1,703,386	—	—
Chemicals	2,659,948	2,659,948	—	—
Commercial Services	1,957,110	1,957,110	—	—
Computers	29,178,712	29,178,712	—	—
Diversified Financial Services	14,696,727	14,696,727	—	—
Electronics	4,898,705	4,898,705	—	—
Entertainment	512,708	512,708	—	—
Healthcare Products	7,842,795	7,842,795	—	—
Healthcare Services	1,472,993	1,472,993	—	—
Insurance	2,904,644	2,904,644	—	—
Internet	64,552,883	64,552,883	—	—
Lodging	2,364,441	2,364,441	—	—
Machinery — Construction & Mining	11,462,346	11,462,346	—	—
Media	1,193,799	1,193,799	—	—
Miscellaneous Manufacturing	2,319,346	2,319,346	—	—
Pharmaceuticals	12,692,368	12,692,368	—	—
Retail	4,262,694	4,262,694	—	—
Semiconductors	131,538,085	131,538,085	—	—
Software	24,861,383	24,861,383	—	—(1)
Telecommunications	3,272,802	3,272,802	—	—
Transportation	1,249,565	1,249,565	—	—
Total Common Stocks	356,618,517	355,528,824	1,089,693	—
Real Estate Investment Trusts	2,246,095	2,246,095	—	—
Preferred Stocks	732,714	—	—	732,714
Short-Term Investments	541	541	—	—
Total Investments	$359,597,867	$357,775,460	$1,089,693	$732,714
(1)	Includes internally fair valued securities currently priced at zero ($0).
^	A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.
It is the Fund's practice to recognize transfers into and transfers out of Level 3 fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2026 (Unaudited)
Large Cap Growth Fund
	Number of Shares	Value†
COMMON STOCKS — 98.9%
Apparel — 1.0%
LVMH Moet Hennessy Louis Vuitton S.E.	1,182	$653,717
Beverages — 0.2%
PepsiCo, Inc.	1,147	155,304
Chemicals — 1.1%
The Sherwin-Williams Co.	2,135	735,123
Commercial Services — 6.5%
Moody's Corp.	3,634	1,645,911
TransUnion	20,605	1,486,445
Verisk Analytics, Inc.	6,884	1,235,884
		4,368,240
Computers — 3.4%
Accenture PLC, Class A	2,010	250,125
Apple, Inc.	7,067	2,044,907
		2,295,032
Cosmetics & Personal Care — 2.0%
L'Oreal S.A.	3,060	1,341,372
Distribution & Wholesale — 1.0%
Pool Corp.	3,179	683,167
Diversified Financial Services — 8.3%
Brookfield Asset Management Ltd., Class A	12,143	544,712
CME Group, Inc.	1,883	415,823
Mastercard, Inc., Class A	2,798	1,437,053
The Charles Schwab Corp.	7,339	677,169
Visa, Inc., Class A	7,277	2,496,666
		5,571,423
Electric — 2.1%
CMS Energy Corp.	18,947	1,449,445
Electrical Components & Equipment — 2.8%
Eaton Corp. PLC	2,748	1,170,978
Schneider Electric S.E.	2,237	732,004
		1,902,982
Electronics — 8.4%
Amphenol Corp., Class A	15,164	2,673,717
Hubbell, Inc.	3,115	1,629,768
Mettler-Toledo International, Inc.*	577	737,123
TE Connectivity PLC	2,984	601,604
		5,642,212
Healthcare Products — 10.8%
Agilent Technologies, Inc.	10,210	1,356,194
Boston Scientific Corp.*	23,693	1,011,217
Danaher Corp.	4,608	877,732
STERIS PLC	5,561	1,170,980
Stryker Corp.	726	228,574
Thermo Fisher Scientific, Inc.	2,044	1,024,780
Waters Corp.*	4,222	1,583,419
		7,252,896
	Number of Shares	Value†

Healthcare Services — 0.0%
ICON PLC*	207	$35,958
Household Products & Wares — 2.1%
Church & Dwight Co., Inc.	14,528	1,407,473
Insurance — 2.9%
Aon PLC, Class A	5,295	1,756,299
Marsh & McLennan Cos., Inc.	1,133	188,837
		1,945,136
Internet — 13.5%
Alphabet, Inc., Class A	19,254	6,880,802
Amazon.com, Inc.*	4,989	1,189,078
Tencent Holdings Ltd.	17,700	976,732
		9,046,612
Lodging — 2.0%
Hilton Worldwide Holdings, Inc.	4,065	1,343,320
Machinery — Diversified — 1.7%
Graco, Inc.	7,774	587,792
Otis Worldwide Corp.	7,362	527,119
		1,114,911
Media — 0.0%
The Walt Disney Co.	335	32,244
Pharmaceuticals — 0.4%
Becton Dickinson & Co.	1,715	259,531
Retail — 1.4%
Ross Stores, Inc.	1,405	299,054
The TJX Cos., Inc.	4,096	620,544
		919,598
Semiconductors — 24.2%
Advanced Micro Devices, Inc.*	1,262	733,108
Analog Devices, Inc.	377	149,733
Broadcom, Inc.	8,501	3,211,253
NVIDIA Corp.	44,345	8,872,991
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	6,690	3,194,943
Texas Instruments, Inc.	297	88,527
		16,250,555
Software — 3.1%
Intuit, Inc.	2,332	608,652
Microsoft Corp.	3,740	1,395,095
Veeva Systems, Inc., Class A*	329	58,387
		2,062,134
TOTAL COMMON STOCKS (Cost $52,348,003)		66,468,385

REAL ESTATE INVESTMENT TRUSTS — 0.1%
Diversified — 0.1%
American Tower Corp. (Cost $65,317)	332	54,305

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2026 (Unaudited)
Large Cap Growth Fund
Number ofShares	Value†
SHORT-TERM INVESTMENTS — 0.5%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 3.535%) (Cost $359,634)	359,634	$359,634
TOTAL INVESTMENTS — 99.5% (Cost $52,772,954)		$66,882,324
Other Assets & Liabilities — 0.5%		337,911
TOTAL NET ASSETS — 100.0%		$67,220,235

†	See Security Valuation Note.
*	Non-income producing security.
ADR— American Depositary Receipt.
PLC— Public Limited Company.
S.A.— Societe Anonyme.
S.E.— Societas Europaea.
Country Weightings as of 6/30/2026††
United States	84%
Taiwan	5
France	4
Ireland	3
United Kingdom	3
China	1
Total	100%
††	% of total investments as of June 30, 2026.
Summary of inputs used to value the Fund’s investments as of 6/30/2026 are as follows (See Security Valuation Note):
ASSETS TABLE
Description	Total Market Value at 6/30/2026	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Common Stocks
Apparel	$653,717	$—	$653,717	$—
Beverages	155,304	155,304	—	—
Chemicals	735,123	735,123	—	—
Commercial Services	4,368,240	4,368,240	—	—
Computers	2,295,032	2,295,032	—	—
Cosmetics & Personal Care	1,341,372	—	1,341,372	—
Distribution & Wholesale	683,167	683,167	—	—
Diversified Financial Services	5,571,423	5,571,423	—	—
Electric	1,449,445	1,449,445	—	—
Electrical Components & Equipment	1,902,982	1,170,978	732,004	—
Electronics	5,642,212	5,642,212	—	—
Healthcare Products	7,252,896	7,252,896	—	—
Healthcare Services	35,958	35,958	—	—
Household Products & Wares	1,407,473	1,407,473	—	—
Insurance	1,945,136	1,945,136	—	—
Internet	9,046,612	8,069,880	976,732	—
Lodging	1,343,320	1,343,320	—	—
Machinery — Diversified	1,114,911	1,114,911	—	—
Media	32,244	32,244	—	—
Pharmaceuticals	259,531	259,531	—	—
Retail	919,598	919,598	—	—
Semiconductors	16,250,555	16,250,555	—	—
Software	2,062,134	2,062,134	—	—
Total Common Stocks	66,468,385	62,764,560	3,703,825	—
Real Estate Investment Trusts	54,305	54,305	—	—
Short-Term Investments	359,634	359,634	—	—
Total Investments	$66,882,324	$63,178,499	$3,703,825	$—
It is the Fund's practice to recognize transfers into and transfers out of Level 3 fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2026 (Unaudited)
Large Core Growth Fund
	Number of Shares	Value†
COMMON STOCKS — 100.0%
Aerospace & Defense — 2.3%
General Electric Co.	7,844	$2,931,538
Auto Manufacturers — 0.5%
Ferrari N.V.	1,751	651,880
Beverages — 0.2%
The Coca-Cola Co.	2,367	192,366
Biotechnology — 1.2%
Gilead Sciences, Inc.	12,118	1,530,988
Building Materials — 1.7%
Vulcan Materials Co.	7,052	2,080,411
Commercial Services — 4.9%
Equifax, Inc.	5,735	910,259
S&P Global, Inc.	7,174	2,921,683
Verisk Analytics, Inc.	13,468	2,417,910
		6,249,852
Computers — 8.6%
Apple, Inc.	37,427	10,829,877
Diversified Financial Services — 9.2%
Intercontinental Exchange, Inc.	16,291	2,005,585
Mastercard, Inc., Class A	6,494	3,335,318
Visa, Inc., Class A	18,384	6,307,367
		11,648,270
Environmental Control — 2.0%
Waste Connections, Inc.	15,191	2,532,188
Healthcare Products — 6.8%
Danaher Corp.	14,647	2,789,961
Edwards Lifesciences Corp.*	25,185	2,278,235
IDEXX Laboratories, Inc.*	2,528	1,330,840
Intuitive Surgical, Inc.*	5,686	2,261,208
		8,660,244
Internet — 16.0%
Alphabet, Inc., Class A	23,642	8,448,941
Amazon.com, Inc.*	27,009	6,437,325
Booking Holdings, Inc.	10,534	1,877,580
Meta Platforms, Inc., Class A	4,410	2,484,109
Netflix, Inc.*	13,754	982,036
		20,229,991
Pharmaceuticals — 4.8%
Eli Lilly & Co.	5,089	6,103,899
Semiconductors — 27.8%
Advanced Micro Devices, Inc.*	11,188	6,499,221
Broadcom, Inc.	10,808	4,082,722
NVIDIA Corp.	97,718	19,552,395
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	10,614	5,068,928
		35,203,266
Software — 12.2%
Autodesk, Inc.*	3,885	755,322
Broadridge Financial Solutions, Inc.	4,277	585,735
	Number of Shares	Value†

Software — (continued)
Intuit, Inc.	3,723	$971,703
Microsoft Corp.	26,358	9,832,061
MSCI, Inc.	3,745	2,097,350
Veeva Systems, Inc., Class A*	6,711	1,191,001
		15,433,172
Telecommunications — 1.5%
Motorola Solutions, Inc.	4,676	1,941,896
Transportation — 0.3%
Old Dominion Freight Line, Inc.	1,911	413,923
TOTAL COMMON STOCKS (Cost $84,381,244)		126,633,761

SHORT-TERM INVESTMENTS — 0.0%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 3.535%) (Cost $41,490)	41,490	41,490
TOTAL INVESTMENTS — 100.0% (Cost $84,422,734)		$126,675,251
Other Assets & Liabilities — (0.0)%		(28,410)
TOTAL NET ASSETS — 100.0%		$126,646,841

†	See Security Valuation Note.
*	Non-income producing security.
ADR— American Depositary Receipt.
N.V.— Naamloze Vennootschap.
Country Weightings as of 6/30/2026††
United States	93%
Taiwan	4
Canada	2
Italy	1
Total	100%
††	% of total investments as of June 30, 2026.
Summary of inputs used to value the Fund’s investments as of 6/30/2026 are as follows (See Security Valuation Note):
ASSETS TABLE
Description	Total Market Value at 6/30/2026	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Common Stocks
Aerospace & Defense	$2,931,538	$2,931,538	$—	$—
Auto Manufacturers	651,880	—	651,880	—
Beverages	192,366	192,366	—	—
Biotechnology	1,530,988	1,530,988	—	—

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2026 (Unaudited)
Large Core Growth Fund
ASSETS TABLE
Description	Total Market Value at 6/30/2026	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Building Materials	$2,080,411	$2,080,411	$—	$—
Commercial Services	6,249,852	6,249,852	—	—
Computers	10,829,877	10,829,877	—	—
Diversified Financial Services	11,648,270	11,648,270	—	—
Environmental Control	2,532,188	2,532,188	—	—
Healthcare Products	8,660,244	8,660,244	—	—
Internet	20,229,991	20,229,991	—	—
Pharmaceuticals	6,103,899	6,103,899	—	—
Semiconductors	35,203,266	35,203,266	—	—
Software	15,433,172	15,433,172	—	—
Telecommunications	1,941,896	1,941,896	—	—
Transportation	413,923	413,923	—	—
Total Common Stocks	126,633,761	125,981,881	651,880	—
Short-Term Investments	41,490	41,490	—	—
Total Investments	$126,675,251	$126,023,371	$651,880	$—
It is the Fund's practice to recognize transfers into and transfers out of Level 3 fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2026 (Unaudited)
Large Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — 98.0%
Aerospace & Defense — 4.4%
Curtiss-Wright Corp.	1,377	$1,043,435
RTX Corp.	33,745	6,402,439
		7,445,874
Agriculture — 3.2%
Philip Morris International, Inc.	29,442	5,326,352
Auto Manufacturers — 1.6%
PACCAR, Inc.	22,036	2,646,964
Auto Parts & Equipment — 1.3%
Allison Transmission Holdings, Inc.	13,577	1,530,671
BorgWarner, Inc.	10,013	664,863
		2,195,534
Banks — 7.1%
Citigroup, Inc.	18,180	2,544,473
East West Bancorp, Inc.	12,310	1,589,098
JPMorgan Chase & Co.	18,343	6,004,214
Wells Fargo & Co.	21,656	1,789,652
		11,927,437
Beverages — 0.6%
Constellation Brands, Inc., Class A	7,650	1,064,039
Biotechnology — 1.3%
Regeneron Pharmaceuticals, Inc.	1,302	811,849
United Therapeutics Corp.*	2,672	1,447,770
		2,259,619
Building Materials — 1.4%
Owens Corning	14,890	2,366,914
Computers — 1.1%
NetApp, Inc.	12,280	1,900,453
Diversified Financial Services — 2.5%
Mastercard, Inc., Class A	5,050	2,593,680
Raymond James Financial, Inc.	10,520	1,599,356
		4,193,036
Electric — 0.9%
American Electric Power Co., Inc.	11,520	1,576,051
Electrical Components & Equipment — 0.7%
Generac Holdings, Inc.*	4,097	1,199,643
Electronics — 2.0%
Allegion PLC	9,083	1,276,071
Flex Ltd.*	7,190	1,165,283
nVent Electric PLC	4,980	844,658
		3,286,012
Entertainment — 0.2%
Warner Music Group Corp., Class A	12,427	336,399
Environmental Control — 1.3%
Veralto Corp.	25,463	2,258,059
Food — 0.9%
US Foods Holding Corp.*	14,730	1,506,142
	Number of Shares	Value†

Healthcare Products — 2.4%
Agilent Technologies, Inc.	19,120	$2,539,709
Align Technology, Inc.*	6,000	1,011,960
ResMed, Inc.	2,870	559,306
		4,110,975
Healthcare Services — 6.5%
Charles River Laboratories International, Inc.*	11,040	2,503,761
HCA Healthcare, Inc.	4,808	1,874,591
Quest Diagnostics, Inc.	9,882	2,094,490
UnitedHealth Group, Inc.	10,690	4,443,085
		10,915,927
Home Builders — 0.7%
D.R. Horton, Inc.	7,090	1,154,819
Insurance — 6.4%
Axis Capital Holdings Ltd.	14,573	1,565,723
Berkshire Hathaway, Inc., Class B*	13,671	6,840,832
The Progressive Corp.	11,100	2,424,795
		10,831,350
Internet — 6.9%
Alphabet, Inc., Class C	14,590	5,155,085
Amazon.com, Inc.*	14,600	3,479,764
Meta Platforms, Inc., Class A	5,150	2,900,943
		11,535,792
Iron & Steel — 0.9%
Steel Dynamics, Inc.	6,905	1,584,421
Machinery — Diversified — 1.9%
Cactus, Inc., Class A	22,340	1,144,478
Westinghouse Air Brake Technologies Corp.	7,355	1,982,908
		3,127,386
Media — 0.9%
The Walt Disney Co.	15,790	1,519,787
Mining — 1.0%
Freeport-McMoRan, Inc.	25,920	1,630,109
Miscellaneous Manufacturing — 1.2%
ITT, Inc.	10,260	2,029,018
Office & Business Equipment — 0.8%
Zebra Technologies Corp., Class A*	5,384	1,417,392
Oil & Gas — 5.4%
APA Corp.	29,680	966,678
Chevron Corp.	17,860	2,960,473
ConocoPhillips	16,828	1,749,439
EOG Resources, Inc.	20,671	2,681,649
Phillips 66	4,512	762,754
		9,120,993
Oil & Gas Services — 0.8%
SLB Ltd.	29,360	1,364,946

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2026 (Unaudited)
Large Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Pharmaceuticals — 3.5%
Johnson & Johnson	23,041	$5,851,723
Real Estate — 0.6%
Jones Lang LaSalle, Inc.*	3,510	1,087,925
Retail — 10.0%
Casey's General Stores, Inc.	1,151	914,803
Dick's Sporting Goods, Inc.	10,239	2,322,308
Lowe's Cos., Inc.	12,990	2,864,165
MSC Industrial Direct Co., Inc., Class A	12,932	1,538,261
Ross Stores, Inc.	7,252	1,543,588
Target Corp.	15,480	2,021,843
Ulta Beauty, Inc.*	690	311,176
Walmart, Inc.	26,330	2,982,136
Yum! Brands, Inc.	14,360	2,295,590
		16,793,870
Semiconductors — 8.6%
Intel Corp.*	18,906	2,639,845
Micron Technology, Inc.	1,714	1,978,453
NVIDIA Corp.	5,300	1,060,477
QUALCOMM, Inc.	9,460	1,748,113
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	8,289	3,958,578
Texas Instruments, Inc.	10,144	3,023,622
		14,409,088
Software — 2.4%
Jack Henry & Associates, Inc.	7,230	995,860
Microsoft Corp.	5,530	2,062,801
Paycom Software, Inc.	7,200	904,896
		3,963,557
Telecommunications — 3.9%
AT&T, Inc.	69,940	1,447,758
Cisco Systems, Inc.	42,990	5,049,605
		6,497,363
Transportation — 2.7%
CSX Corp.	12,010	570,835
J.B. Hunt Transport Services, Inc.	5,071	1,467,700
Landstar System, Inc.	7,110	1,470,419
Union Pacific Corp.	4,110	1,117,920
		4,626,874
TOTAL COMMON STOCKS (Cost $127,363,511)		165,061,843

REAL ESTATE INVESTMENT TRUSTS — 0.6%
Storage & Warehousing — 0.6%
Public Storage (Cost $973,348)	3,477	1,106,764
Number ofShares	Value†
SHORT-TERM INVESTMENTS — 1.1%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 3.535%) (Cost $1,810,639)	1,810,639	$1,810,639
TOTAL INVESTMENTS — 99.7% (Cost $130,147,498)		$167,979,246
Other Assets & Liabilities — 0.3%		503,022
TOTAL NET ASSETS — 100.0%		$168,482,268

†	See Security Valuation Note.
*	Non-income producing security.
ADR— American Depositary Receipt.
PLC— Public Limited Company.
Summary of inputs used to value the Fund’s investments as of 6/30/2026 are as follows (See Security Valuation Note):
ASSETS TABLE
Description	Total Market Value at 6/30/2026	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Common Stocks	$165,061,843	$165,061,843	$—	$—
Real Estate Investment Trusts	1,106,764	1,106,764	—	—
Short-Term Investments	1,810,639	1,810,639	—	—
Total Investments	$167,979,246	$167,979,246	$—	$—
It is the Fund's practice to recognize transfers into and transfers out of Level 3 fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2026 (Unaudited)
Large Core Value Fund
	Number of Shares	Value†
COMMON STOCKS — 97.2%
Banks — 5.9%
Bank of America Corp.	59,645	$3,398,572
Huntington Bancshares, Inc.	134,362	2,382,238
Wells Fargo & Co.	27,829	2,299,789
		8,080,599
Beverages — 1.6%
The Coca-Cola Co.	26,469	2,151,136
Biotechnology — 0.9%
Gilead Sciences, Inc.	9,883	1,248,618
Building Materials — 2.2%
Johnson Controls International PLC	20,287	2,964,134
Chemicals — 2.0%
Linde PLC	5,174	2,684,996
Computers — 5.8%
Apple, Inc.	15,520	4,490,867
Hewlett Packard Enterprise Co.	52,848	2,383,973
Sandisk Corp.*	474	1,077,748
		7,952,588
Diversified Financial Services — 3.3%
Rocket Cos., Inc., Class A*	72,860	1,147,545
The Charles Schwab Corp.	28,220	2,603,859
Voya Financial, Inc.	8,417	761,991
		4,513,395
Electric — 4.0%
CenterPoint Energy, Inc.	19,989	880,316
Duke Energy Corp.	9,436	1,194,409
Entergy Corp.	16,127	1,852,347
NRG Energy, Inc.	10,749	1,569,999
		5,497,071
Electronics — 2.8%
Emerson Electric Co.	16,809	2,406,208
Mettler-Toledo International, Inc.*	1,129	1,442,309
		3,848,517
Food — 4.4%
The Hershey Co.	10,257	1,799,591
The J.M. Smucker Co.	18,474	2,078,325
US Foods Holding Corp.*	20,104	2,055,634
		5,933,550
Healthcare Products — 0.9%
Abbott Laboratories	13,925	1,263,554
Healthcare Services — 2.2%
Quest Diagnostics, Inc.	5,736	1,215,745
UnitedHealth Group, Inc.	4,243	1,763,518
		2,979,263
Household Products & Wares — 1.4%
Avery Dennison Corp.	5,847	949,260
Kimberly-Clark Corp.	8,828	969,050
		1,918,310
	Number of Shares	Value†

Insurance — 6.7%
American International Group, Inc.	38,637	$2,879,616
MetLife, Inc.	27,522	2,328,636
Prudential PLC, ADR	26,151	701,108
Reinsurance Group of America, Inc.	15,161	3,223,987
		9,133,347
Internet — 8.3%
Amazon.com, Inc.*	42,784	10,197,138
eBay, Inc.	9,773	1,092,133
		11,289,271
Iron & Steel — 1.5%
Steel Dynamics, Inc.	8,839	2,028,197
Machinery — Diversified — 2.0%
Ingersoll Rand, Inc.	18,791	1,540,674
Westinghouse Air Brake Technologies Corp.	4,582	1,235,307
		2,775,981
Media — 1.9%
The Walt Disney Co.	27,368	2,634,170
Mining — 0.5%
Alcoa Corp.	13,557	706,862
Miscellaneous Manufacturing — 2.0%
3M Co.	16,546	2,678,963
Office & Business Equipment — 0.8%
Zebra Technologies Corp., Class A*	4,079	1,073,838
Oil & Gas — 6.6%
ConocoPhillips	14,081	1,463,861
Diamondback Energy, Inc.	7,954	1,398,154
Exxon Mobil Corp.	21,603	2,953,562
Occidental Petroleum Corp.	19,052	925,356
Phillips 66	13,311	2,250,224
		8,991,157
Packaging and Containers — 1.7%
Ball Corp.	37,237	2,323,589
Pharmaceuticals — 7.3%
AbbVie, Inc.	14,880	3,744,403
Bristol-Myers Squibb Co.	47,022	2,709,408
Merck & Co., Inc.	27,244	3,500,854
		9,954,665
Pipelines — 1.2%
The Williams Cos., Inc.	22,280	1,656,295
Retail — 2.6%
McDonald's Corp.	7,320	1,978,669
Ross Stores, Inc.	7,266	1,546,568
		3,525,237
Semiconductors — 7.1%
Advanced Micro Devices, Inc.*	2,642	1,534,764
Intel Corp.*	23,313	3,255,194
Microchip Technology, Inc.	15,660	1,428,192

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2026 (Unaudited)
Large Core Value Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Semiconductors — (continued)
Micron Technology, Inc.	1,163	$1,342,439
Texas Instruments, Inc.	6,934	2,066,818
		9,627,407
Software — 2.3%
Microsoft Corp.	2,806	1,046,694
Salesforce, Inc.	13,084	2,049,740
		3,096,434
Telecommunications — 2.9%
Cisco Systems, Inc.	33,844	3,975,316
Transportation — 4.4%
CSX Corp.	61,448	2,920,623
United Parcel Service, Inc., Class B	28,925	3,109,438
		6,030,061
TOTAL COMMON STOCKS (Cost $111,858,285)		132,536,521

REAL ESTATE INVESTMENT TRUSTS — 1.4%
Industrial — 1.4%
First Industrial Realty Trust, Inc. (Cost $1,599,625)	30,819	1,889,513

SHORT-TERM INVESTMENTS — 2.0%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 3.535%) (Cost $2,739,878)	2,739,878	2,739,878
TOTAL INVESTMENTS — 100.6% (Cost $116,197,788)		$137,165,912
Other Assets & Liabilities — (0.6)%		(855,544)
TOTAL NET ASSETS — 100.0%		$136,310,368

†	See Security Valuation Note.
*	Non-income producing security.
ADR— American Depositary Receipt.
PLC— Public Limited Company.
Summary of inputs used to value the Fund’s investments as of 6/30/2026 are as follows (See Security Valuation Note):
ASSETS TABLE
Description	Total Market Value at 6/30/2026	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Common Stocks	$132,536,521	$132,536,521	$—	$—
ASSETS TABLE
Description	Total Market Value at 6/30/2026	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Real Estate Investment Trusts	$1,889,513	$1,889,513	$—	$—
Short-Term Investments	2,739,878	2,739,878	—	—
Total Investments	$137,165,912	$137,165,912	$—	$—
It is the Fund's practice to recognize transfers into and transfers out of Level 3 fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2026 (Unaudited)
Index 500 Fund
	Number of Shares	Value†
COMMON STOCKS — 98.2%
Advertising — 0.1%
Omnicom Group, Inc.	5,051	$367,864
The Trade Desk, Inc., Class A*	7,111	128,567
		496,431
Aerospace & Defense — 2.2%
General Dynamics Corp.	3,866	1,369,492
General Electric Co.	16,128	6,027,517
Honeywell Aerospace, Inc.*	4,865	1,075,665
Howmet Aerospace, Inc.	6,286	1,690,054
L3Harris Technologies, Inc.	2,971	863,343
Lockheed Martin Corp.	3,111	1,584,930
Northrop Grumman Corp.	2,051	1,044,595
RTX Corp.	20,795	3,945,435
The Boeing Co.*	12,055	2,609,546
TransDigm Group, Inc.	839	1,117,581
		21,328,158
Agriculture — 0.7%
Altria Group, Inc.	26,050	1,874,298
Archer-Daniels-Midland Co.	7,599	580,564
Bunge Global S.A.	2,202	235,019
Philip Morris International, Inc.	23,963	4,335,146
		7,025,027
Airlines — 0.2%
Delta Air Lines, Inc.	9,662	904,943
Southwest Airlines Co.	6,904	355,004
United Airlines Holdings, Inc.*	4,898	666,079
		1,926,026
Apparel — 0.2%
Deckers Outdoor Corp.*	2,226	221,020
NIKE, Inc., Class B	17,710	726,995
Ralph Lauren Corp.	615	246,867
Tapestry, Inc.	3,335	488,177
		1,683,059
Auto Manufacturers — 2.3%
Cummins, Inc.	2,189	1,561,216
Ford Motor Co.	61,912	860,577
General Motors Co.	14,509	1,118,354
PACCAR, Inc.	8,207	985,825
Tesla, Inc.*	43,343	18,230,066
		22,756,038
Auto Parts & Equipment — 0.0%
Aptiv PLC*	3,506	215,198
Banks — 4.6%
Bank of America Corp.	100,212	5,710,080
Citigroup, Inc.	26,676	3,733,573
Citizens Financial Group, Inc.	6,909	484,114
Fifth Third Bancorp	14,259	803,780
Huntington Bancshares, Inc.	30,222	535,836
JPMorgan Chase & Co.	41,167	13,475,194
KeyCorp	12,742	293,703
M&T Bank Corp.	1,860	442,698
Morgan Stanley	18,996	3,970,924
Northern Trust Corp.	3,077	534,906
	Number of Shares	Value†

Banks — (continued)
Regions Financial Corp.	12,713	$383,932
State Street Corp.	4,560	773,376
The Bank of New York Mellon Corp.	11,190	1,618,186
The Goldman Sachs Group, Inc.	4,616	4,668,484
The PNC Financial Services Group, Inc.	5,647	1,390,404
Truist Financial Corp.	18,401	916,738
US Bancorp	23,488	1,418,675
Wells Fargo & Co.	46,772	3,865,238
		45,019,841
Beverages — 1.0%
Brown-Forman Corp., Class B	2,653	70,702
Constellation Brands, Inc., Class A	2,075	288,612
Keurig Dr Pepper, Inc.	20,364	666,514
Molson Coors Beverage Co., Class B	2,168	84,465
Monster Beverage Corp.*	11,263	1,082,600
PepsiCo, Inc.	21,176	2,867,230
The Coca-Cola Co.	59,828	4,862,222
		9,922,345
Biotechnology — 1.1%
Amgen, Inc.	8,301	3,005,958
Biogen, Inc.*	2,366	511,198
Corteva, Inc.	10,194	863,330
Gilead Sciences, Inc.	19,273	2,434,951
Incyte Corp.*	2,645	299,837
Moderna, Inc.*	5,161	361,425
Regeneron Pharmaceuticals, Inc.	1,548	965,240
Vertex Pharmaceuticals, Inc.*	3,913	1,943,704
		10,385,643
Building Materials — 0.7%
Builders FirstSource, Inc.*	1,611	144,152
Carrier Global Corp.	12,003	880,420
CRH PLC	7,000	749,000
Johnson Controls International PLC	9,682	1,414,637
Lennox International, Inc.	460	263,557
Martin Marietta Materials, Inc.	964	555,939
Masco Corp.	2,514	204,564
Trane Technologies PLC	3,453	1,695,976
Vulcan Materials Co.	2,106	621,291
		6,529,536
Chemicals — 1.0%
Air Products and Chemicals, Inc.	3,358	984,498
Albemarle Corp.	1,851	249,941
CF Industries Holdings, Inc.	2,356	255,061
Dow, Inc.	11,212	306,760
DuPont de Nemours, Inc.	2,238	303,517
Ecolab, Inc.	3,908	1,088,808
International Flavors & Fragrances, Inc.	4,002	317,038
Linde PLC	7,138	3,704,194
LyondellBasell Industries N.V., Class A	3,595	189,277
PPG Industries, Inc.	3,559	431,671
Qnity Electronics, Inc.	3,356	548,068
The Mosaic Co.	3,350	70,987

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2026 (Unaudited)
Index 500 Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Chemicals — (continued)
The Sherwin-Williams Co.	3,537	$1,217,860
		9,667,680
Commercial Services — 1.1%
Automatic Data Processing, Inc.	6,050	1,354,898
Block, Inc.*	8,714	662,264
Cintas Corp.	5,244	891,900
Corpay, Inc.*	1,041	346,934
Equifax, Inc.	1,956	310,456
Global Payments, Inc.	3,542	257,008
Moody's Corp.	2,339	1,059,380
PayPal Holdings, Inc.	13,772	594,675
Quanta Services, Inc.	2,374	1,709,375
Rollins, Inc.	4,391	183,280
S&P Global, Inc.	4,662	1,898,646
United Rentals, Inc.	988	1,119,295
Verisk Analytics, Inc.	1,917	344,159
		10,732,270
Computers — 9.3%
Accenture PLC, Class A	9,225	1,147,959
Apple, Inc.	225,547	65,264,280
Cognizant Technology Solutions Corp., Class A	6,514	252,287
Crowdstrike Holdings, Inc., Class A*	3,993	3,047,218
Dell Technologies, Inc., Class C	4,522	1,951,062
Fortinet, Inc.*	9,904	1,521,452
Gartner, Inc.*	869	112,640
Hewlett Packard Enterprise Co.	20,814	938,920
HP, Inc.	11,520	252,749
International Business Machines Corp.	14,443	4,061,516
Leidos Holdings, Inc.	2,036	209,647
Lumentum Holdings, Inc.*	1,100	943,866
NetApp, Inc.	2,992	463,042
Sandisk Corp.*	2,200	5,002,206
Seagate Technology Holdings PLC	3,430	3,309,950
Super Micro Computer, Inc.*	8,058	236,341
Western Digital Corp.	5,333	3,406,294
		92,121,429
Cosmetics & Personal Care — 0.7%
Colgate-Palmolive Co.	12,846	1,177,721
Kenvue, Inc.	29,227	558,528
The Estee Lauder Cos., Inc., Class A	3,964	312,958
The Procter & Gamble Co.	36,302	5,323,325
		7,372,532
Distribution & Wholesale — 0.2%
Copart, Inc.*	13,020	367,034
Fastenal Co.	17,615	846,049
W.W. Grainger, Inc.	596	810,798
		2,023,881
Diversified Financial Services — 3.3%
American Express Co.	8,233	2,784,812
Ameriprise Financial, Inc.	1,379	632,630
Apollo Global Management, Inc.	7,152	846,153
Ares Management Corp., Class A	3,300	367,323
	Number of Shares	Value†

Diversified Financial Services — (continued)
Blackrock, Inc.	2,245	$2,158,702
Capital One Financial Corp.	9,645	1,934,980
Cboe Global Markets, Inc.	1,665	404,046
CME Group, Inc.	5,642	1,245,923
Coinbase Global, Inc., Class A*	3,389	495,438
Franklin Resources, Inc.	5,022	167,082
Interactive Brokers Group, Inc., Class A	7,025	611,456
Intercontinental Exchange, Inc.	8,568	1,054,806
Invesco Ltd.	7,165	189,084
Mastercard, Inc., Class A	12,503	6,421,541
Nasdaq, Inc.	6,886	542,755
Raymond James Financial, Inc.	2,592	394,062
Synchrony Financial	5,295	402,685
T. Rowe Price Group, Inc.	3,182	361,762
The Charles Schwab Corp.	25,398	2,343,473
Visa, Inc., Class A	25,682	8,811,237
		32,169,950
Electric — 2.1%
Alliant Energy Corp.	4,087	311,797
Ameren Corp.	4,253	480,759
American Electric Power Co., Inc.	8,463	1,157,823
CenterPoint Energy, Inc.	10,505	462,640
CMS Energy Corp.	4,288	328,032
Consolidated Edison, Inc.	5,761	637,340
Constellation Energy Corp.	5,016	1,245,824
Dominion Energy, Inc.	13,665	933,183
DTE Energy Co.	3,025	460,919
Duke Energy Corp.	12,349	1,563,137
Edison International	6,094	453,698
Entergy Corp.	7,048	809,533
Evergy, Inc.	3,668	317,025
Eversource Energy	5,894	425,959
Exelon Corp.	16,030	747,319
FirstEnergy Corp.	8,266	392,966
NextEra Energy, Inc.	32,745	2,874,029
NRG Energy, Inc.	3,086	450,741
PG&E Corp.	35,079	590,029
Pinnacle West Capital Corp.	1,930	206,510
PPL Corp.	11,782	428,276
Public Service Enterprise Group, Inc.	7,576	614,868
Sempra	10,390	963,257
The AES Corp.	10,341	151,599
The Southern Co.	17,472	1,672,245
Vistra Corp.	4,791	759,996
WEC Energy Group, Inc.	4,842	565,400
Xcel Energy, Inc.	9,344	750,323
		20,755,227
Electrical Components & Equipment — 0.4%
AMETEK, Inc.	3,346	809,531
Eaton Corp. PLC	6,043	2,575,043
Generac Holdings, Inc.*	847	248,010
		3,632,584

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2026 (Unaudited)
Index 500 Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Electronics — 1.2%
Allegion PLC	1,066	$149,762
Amphenol Corp., Class A	19,060	3,360,659
Coherent Corp.*	2,900	1,143,963
Emerson Electric Co.	8,570	1,226,796
Flex Ltd.*	5,600	907,592
Fortive Corp.	4,492	274,416
Garmin Ltd.	2,594	616,179
Honeywell International, Inc.	4,866	1,089,385
Hubbell, Inc.	786	411,235
Jabil, Inc.	1,707	658,014
Keysight Technologies, Inc.*	2,679	937,838
Mettler-Toledo International, Inc.*	294	375,588
TE Connectivity PLC	4,578	922,971
Trimble, Inc.*	3,803	194,638
		12,269,036
Energy-Alternate Sources — 0.0%
First Solar, Inc.*	1,714	404,435
Engineering & Construction — 0.2%
Comfort Systems USA, Inc.	450	891,878
EMCOR Group, Inc.	705	585,065
Jacobs Solutions, Inc.	1,879	236,754
		1,713,697
Entertainment — 0.1%
Live Nation Entertainment, Inc.*	2,545	466,015
TKO Group Holdings, Inc.	1,203	242,176
		708,191
Environmental Control — 0.2%
Pentair PLC	1,863	142,818
Republic Services, Inc.	3,047	649,255
Veralto Corp.	3,952	350,463
Waste Management, Inc.	5,809	1,294,710
		2,437,246
Food — 0.4%
General Mills, Inc.	4,511	156,983
Hormel Foods Corp.	4,037	100,198
McCormick & Co., Inc.	3,533	178,134
Mondelez International, Inc., Class A	20,486	1,184,910
Sysco Corp.	6,967	582,302
The Hershey Co.	2,327	408,272
The J.M. Smucker Co.	1,660	186,750
The Kraft Heinz Co.	13,645	322,295
The Kroger Co.	7,745	430,080
Tyson Foods, Inc., Class A	4,485	256,766
		3,806,690
Forest Products & Paper — 0.0%
International Paper Co.	7,432	283,159
Gas — 0.1%
Atmos Energy Corp.	2,572	443,078
NiSource, Inc.	7,521	357,624
		800,702
	Number of Shares	Value†

Hand & Machine Tools — 0.1%
Snap-on, Inc.	736	$296,166
Stanley Black & Decker, Inc.	2,174	204,617
		500,783
Healthcare Products — 1.9%
Abbott Laboratories	26,186	2,376,118
Agilent Technologies, Inc.	4,384	582,327
Align Technology, Inc.*	1,049	176,924
Baxter International, Inc.	7,265	154,890
Bio-Techne Corp.	2,174	153,593
Boston Scientific Corp.*	22,907	977,671
Danaher Corp.	9,408	1,792,036
Edwards Lifesciences Corp.*	9,032	817,035
GE HealthCare Technologies, Inc.	7,197	460,680
Hologic, Inc.*	3,503	35
IDEXX Laboratories, Inc.*	1,273	670,158
Insulet Corp.*	928	141,288
Intuitive Surgical, Inc.*	5,421	2,155,823
Medtronic PLC	19,816	1,550,206
ResMed, Inc.	2,234	435,362
Revvity, Inc.	1,598	177,793
Solventum Corp.*	2,310	178,216
STERIS PLC	1,562	328,910
Stryker Corp.	5,337	1,680,301
The Cooper Cos., Inc.*	3,122	223,879
Thermo Fisher Scientific, Inc.	5,766	2,890,842
Waters Corp.*	1,562	585,812
West Pharmaceutical Services, Inc.	1,127	404,593
Zimmer Biomet Holdings, Inc.	3,118	268,429
		19,182,921
Healthcare Services — 1.2%
Centene Corp.*	7,451	478,280
Charles River Laboratories International, Inc.*	671	152,176
DaVita, Inc.*	287	63,852
Elevance Health, Inc.	3,405	1,316,816
HCA Healthcare, Inc.	2,434	948,992
Humana, Inc.	1,919	762,265
IQVIA Holdings, Inc.*	2,686	518,989
Labcorp Holdings, Inc.	1,248	349,440
Quest Diagnostics, Inc.	1,752	371,336
The Cigna Group.	4,096	1,129,185
UnitedHealth Group, Inc.	14,065	5,845,836
Universal Health Services, Inc., Class B	893	132,780
		12,069,947
Home Builders — 0.2%
D.R. Horton, Inc.	4,385	714,229
Lennar Corp., Class A	3,234	292,645
NVR, Inc.*	36	245,282
PulteGroup, Inc.	3,177	435,916
		1,688,072
Household Products & Wares — 0.1%
Avery Dennison Corp.	623	101,144
Church & Dwight Co., Inc.	3,915	379,285
Kimberly-Clark Corp.	5,060	555,437

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2026 (Unaudited)
Index 500 Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Household Products & Wares — (continued)
The Clorox Co.	1,680	$160,339
		1,196,205
Insurance — 3.0%
Aflac, Inc.	6,761	792,727
American International Group, Inc.	7,609	567,099
Aon PLC, Class A	3,334	1,105,854
Arch Capital Group Ltd.*	5,416	525,677
Arthur J. Gallagher & Co.	3,866	887,518
Assurant, Inc.	755	202,740
Berkshire Hathaway, Inc., Class B*	28,227	14,124,509
Brown & Brown, Inc.	3,590	230,299
Chubb Ltd.	5,623	1,915,981
Cincinnati Financial Corp.	2,282	422,489
Erie Indemnity Co., Class A	260	62,335
Everest Group Ltd.	586	209,337
Globe Life, Inc.	1,286	229,782
Loews Corp.	2,486	281,440
Marsh & McLennan Cos., Inc.	7,189	1,198,191
MetLife, Inc.	8,382	709,201
Principal Financial Group, Inc.	3,208	345,758
Prudential Financial, Inc.	5,048	544,831
The Allstate Corp.	4,084	971,747
The Hartford Insurance Group, Inc.	4,140	548,633
The Progressive Corp.	8,696	1,899,641
The Travelers Cos., Inc.	3,398	1,121,748
W.R. Berkley Corp.	4,051	285,717
Willis Towers Watson PLC	1,336	349,190
		29,532,444
Internet — 13.3%
Airbnb, Inc., Class A*	6,627	948,324
Alphabet, Inc., Class A	86,173	30,795,645
Alphabet, Inc., Class C	70,319	24,845,812
Amazon.com, Inc.*	151,040	35,998,874
AppLovin Corp., Class A*	4,195	2,161,390
Booking Holdings, Inc.	12,015	2,141,554
CDW Corp.	1,636	230,087
DoorDash, Inc., Class A*	5,853	1,080,054
eBay, Inc.	7,047	787,502
Expedia Group, Inc.	1,803	461,352
F5, Inc.*	938	390,170
Gen Digital, Inc.	9,125	227,121
GoDaddy, Inc., Class A*	1,556	132,073
Meta Platforms, Inc., Class A	34,130	19,225,088
Netflix, Inc.*	64,930	4,636,002
Palo Alto Networks, Inc.*	10,796	3,681,652
Robinhood Markets, Inc., Class A*	12,522	1,255,706
Uber Technologies, Inc.*	31,269	2,256,371
VeriSign, Inc.	1,280	321,997
		131,576,774
Iron & Steel — 0.1%
Nucor Corp.	3,588	799,227
Steel Dynamics, Inc.	2,211	507,336
		1,306,563
	Number of Shares	Value†

Leisure Time — 0.2%
Carnival Corp., Ltd.	17,355	$495,832
Norwegian Cruise Line Holdings Ltd.*	7,409	156,404
Royal Caribbean Cruises Ltd.	3,947	1,253,291
		1,905,527
Lodging — 0.3%
Hilton Worldwide Holdings, Inc.	3,758	1,241,869
Las Vegas Sands Corp.	4,940	228,179
Marriott International, Inc., Class A	3,600	1,334,124
MGM Resorts International*	3,313	158,394
Wynn Resorts Ltd.	1,321	128,256
		3,090,822
Machinery — Construction & Mining — 1.5%
Caterpillar, Inc.	7,254	7,724,785
GE Vernova, Inc.	4,199	4,933,237
Vertiv Holdings Co., Class A	6,000	2,008,920
		14,666,942
Machinery — Diversified — 0.6%
Deere & Co.	3,851	2,442,805
Dover Corp.	1,974	442,729
IDEX Corp.	1,076	244,198
Ingersoll Rand, Inc.	5,390	441,926
Nordson Corp.	874	263,677
Otis Worldwide Corp.	4,601	329,432
Rockwell Automation, Inc.	1,752	867,380
Westinghouse Air Brake Technologies Corp.	2,742	739,243
Xylem, Inc.	3,439	406,524
		6,177,914
Media — 0.6%
Charter Communications, Inc., Class A*	1,414	201,085
Comcast Corp., Class A	53,842	1,321,821
EchoStar Corp., Class A*	2,100	213,150
FactSet Research Systems, Inc.	471	108,367
Fox Corp., Class A	3,274	170,772
Fox Corp., Class B	2,438	114,196
News Corp., Class A	5,954	147,838
News Corp., Class B	1,762	49,442
Paramount Skydance Corp., Class B	4,763	46,963
The Walt Disney Co.	27,196	2,617,615
Warner Bros Discovery, Inc.*	40,259	1,073,305
		6,064,554
Mining — 0.3%
Freeport-McMoRan, Inc.	22,708	1,428,106
Newmont Corp.	17,087	1,595,926
		3,024,032
Miscellaneous Manufacturing — 0.6%
3M Co.	7,856	1,271,965
A.O. Smith Corp.	843	52,873
Axon Enterprise, Inc.*	1,214	680,581
Illinois Tool Works, Inc.	3,681	995,600
Parker-Hannifin Corp.	1,989	1,945,481
Teledyne Technologies, Inc.*	665	443,488

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2026 (Unaudited)
Index 500 Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Miscellaneous Manufacturing — (continued)
Textron, Inc.	2,636	$241,800
		5,631,788
Office & Business Equipment — 0.0%
Zebra Technologies Corp., Class A*	614	161,642
Oil & Gas — 2.3%
APA Corp.	5,960	194,117
Chevron Corp.	28,825	4,778,032
ConocoPhillips	18,787	1,953,097
Devon Energy Corp.	18,681	771,899
Diamondback Energy, Inc.	2,997	526,813
EOG Resources, Inc.	7,335	951,570
EQT Corp.	9,338	496,501
Expand Energy Corp.	2,829	257,976
Exxon Mobil Corp.	63,974	8,746,525
Marathon Petroleum Corp.	4,557	1,165,088
Occidental Petroleum Corp.	10,697	519,553
Phillips 66	6,254	1,057,239
Texas Pacific Land Corp.	912	399,128
Valero Energy Corp.	4,743	1,235,267
		23,052,805
Oil & Gas Services — 0.2%
Baker Hughes Co.	15,275	847,762
Halliburton Co.	13,540	459,683
SLB Ltd.	22,638	1,052,441
		2,359,886
Packaging and Containers — 0.1%
Amcor PLC	6,278	272,151
Ball Corp.	2,998	187,075
Packaging Corp. of America	1,324	315,483
Smurfit Westrock PLC	7,951	367,813
		1,142,522
Pharmaceuticals — 4.7%
AbbVie, Inc.	27,129	6,826,741
Becton Dickinson & Co.	4,378	662,523
Bristol-Myers Squibb Co.	31,456	1,812,495
Cardinal Health, Inc.	3,672	872,320
Cencora, Inc.	2,978	842,714
CVS Health Corp.	20,236	2,093,414
Dexcom, Inc.*	5,991	403,494
Eli Lilly & Co.	12,175	14,603,060
Henry Schein, Inc.*	1,400	116,928
Johnson & Johnson	37,244	9,458,859
McKesson Corp.	1,860	1,405,416
Merck & Co., Inc.	38,432	4,938,512
Pfizer, Inc.	86,789	2,089,879
Viatris, Inc.	19,001	301,736
Zoetis, Inc.	5,759	413,842
		46,841,933
Pipelines — 0.4%
Kinder Morgan, Inc.	28,653	916,037
ONEOK, Inc.	8,794	764,550
Targa Resources Corp.	3,320	890,225
	Number of Shares	Value†

Pipelines — (continued)
The Williams Cos., Inc.	18,668	$1,387,779
		3,958,591
Private Equity — 0.2%
Blackstone, Inc.	11,510	1,354,382
KKR & Co., Inc.	10,614	974,153
		2,328,535
Real Estate — 0.0%
CoStar Group, Inc.*	6,766	191,613
Real Estate — 0.1%
CBRE Group, Inc., Class A*	4,690	631,696
Retail — 3.8%
AutoZone, Inc.*	256	818,161
Best Buy Co., Inc.	2,815	213,602
Carvana Co.*	8,000	526,560
Casey's General Stores, Inc.	600	476,874
Chipotle Mexican Grill, Inc.*	19,999	679,966
Costco Wholesale Corp.	6,781	6,343,422
Darden Restaurants, Inc.	1,769	364,432
Dollar General Corp.	3,515	404,612
Dollar Tree, Inc.*	2,876	347,852
Domino's Pizza, Inc.	418	123,745
Genuine Parts Co.	2,217	261,562
Lowe's Cos., Inc.	8,689	1,915,838
Lululemon Athletica, Inc.*	1,638	187,027
McDonald's Corp.	10,991	2,970,977
O'Reilly Automotive, Inc.*	12,702	1,169,727
Ross Stores, Inc.	5,204	1,107,671
Starbucks Corp.	17,651	1,803,756
Target Corp.	7,004	914,792
The Home Depot, Inc.	15,283	5,390,008
The TJX Cos., Inc.	17,383	2,633,524
Tractor Supply Co.	7,679	242,733
Ulta Beauty, Inc.*	723	326,059
Walmart, Inc.	67,784	7,677,216
Williams-Sonoma, Inc.	1,944	453,146
Yum! Brands, Inc.	4,200	671,412
		38,024,674
Semiconductors — 19.1%
Advanced Micro Devices, Inc.*	25,076	14,566,899
Analog Devices, Inc.	7,544	2,996,250
Applied Materials, Inc.	12,348	8,927,604
Broadcom, Inc.	72,700	27,462,425
Intel Corp.*	69,607	9,719,225
KLA Corp.	20,280	6,118,679
Lam Research Corp.	19,531	8,463,368
Marvell Technology, Inc.	13,400	3,991,726
Microchip Technology, Inc.	8,203	748,114
Micron Technology, Inc.	17,346	20,022,314
Monolithic Power Systems, Inc.	760	1,050,594
NVIDIA Corp.	371,766	74,386,659
NXP Semiconductors N.V.	3,828	1,075,783
ON Semiconductor Corp.*	6,165	582,839
QUALCOMM, Inc.	16,253	3,003,392

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2026 (Unaudited)
Index 500 Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Semiconductors — (continued)
Skyworks Solutions, Inc.	1,802	$122,176
Teradyne, Inc.	2,522	1,220,244
Texas Instruments, Inc.	14,023	4,179,836
		188,638,127
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	640	179,130
Software — 6.8%
Adobe, Inc.*	6,439	1,320,124
Akamai Technologies, Inc.*	2,332	275,666
Autodesk, Inc.*	3,402	661,417
Broadridge Financial Solutions, Inc.	1,575	215,696
Cadence Design Systems, Inc.*	4,357	1,635,269
Datadog, Inc., Class A*	5,119	1,332,783
Electronic Arts, Inc.	3,572	732,403
Fair Isaac Corp.*	360	430,121
Fidelity National Information Services, Inc.	7,440	289,267
Fiserv, Inc.*	7,771	381,167
Intuit, Inc.	4,316	1,126,476
Jack Henry & Associates, Inc.	1,184	163,084
Microsoft Corp.	114,235	42,611,940
MSCI, Inc.	1,114	623,885
Oracle Corp.	26,207	3,840,636
Palantir Technologies, Inc., Class A*	35,623	4,156,135
Paychex, Inc.	4,152	408,266
PTC, Inc.*	1,928	219,040
Roper Technologies, Inc.	1,563	528,904
Salesforce, Inc.	13,009	2,037,990
ServiceNow, Inc.*	16,200	1,608,336
Synopsys, Inc.*	2,951	1,316,353
Take-Two Interactive Software, Inc.*	2,877	719,192
Tyler Technologies, Inc.*	682	199,458
Veeva Systems, Inc., Class A*	2,400	425,928
Workday, Inc., Class A*	3,437	420,757
		67,680,293
Telecommunications — 2.2%
Arista Networks, Inc.*	16,150	2,743,562
AT&T, Inc.	106,210	2,198,547
Ciena Corp.*	2,200	1,079,232
Cisco Systems, Inc.	61,312	7,201,707
Corning, Inc.	12,420	3,172,441
Motorola Solutions, Inc.	2,437	1,012,062
T-Mobile US, Inc.	6,706	1,124,797
Verizon Communications, Inc.	64,744	2,741,261
		21,273,609
Toys, Games & Hobbies — 0.0%
Hasbro, Inc.	2,116	174,760
Transportation — 0.9%
C.H. Robinson Worldwide, Inc.	1,867	351,631
CSX Corp.	28,703	1,364,254
Expeditors International of Washington, Inc.	2,142	349,103
FedEx Corp.	3,453	1,081,238
	Number of Shares	Value†

Transportation — (continued)
Fedex Freight Holding Co., Inc.*	1,726	$260,626
J.B. Hunt Transport Services, Inc.	1,211	350,500
Norfolk Southern Corp.	3,307	1,040,349
Old Dominion Freight Line, Inc.	2,920	632,472
Union Pacific Corp.	9,048	2,461,056
United Parcel Service, Inc., Class B	11,323	1,217,222
		9,108,451
Water — 0.0%
American Water Works Co., Inc.	783	103,027
TOTAL COMMON STOCKS (Cost $374,255,094)		971,652,593

REAL ESTATE INVESTMENT TRUSTS — 1.8%
Apartments — 0.2%
AvalonBay Communities, Inc.	1,982	373,983
Camden Property Trust	1,318	150,898
Equity Residential	4,927	334,691
Essex Property Trust, Inc.	857	249,893
Invitation Homes, Inc.	8,176	246,997
Mid-America Apartment Communities, Inc.	1,466	203,686
UDR, Inc.	3,858	154,011
		1,714,159
Diversified — 0.5%
American Tower Corp.	7,218	1,180,648
Crown Castle, Inc.	6,571	497,622
Digital Realty Trust, Inc.	5,068	910,111
Equinix, Inc.	1,560	1,626,128
SBA Communications Corp.	1,660	292,924
VICI Properties, Inc.	15,181	403,056
Weyerhaeuser Co.	10,355	247,899
		5,158,388
Healthcare — 0.4%
Alexandria Real Estate Equities, Inc.	2,263	119,600
Healthpeak Properties, Inc.	10,998	235,357
Ventas, Inc.	7,191	638,561
Welltower, Inc.	10,752	2,440,381
		3,433,899
Hotels & Resorts — 0.0%
Host Hotels & Resorts, Inc.	10,148	240,609
Industrial — 0.2%
Prologis, Inc.	14,745	1,997,505
Office Property — 0.0%
BXP, Inc.	2,288	151,717
Regional Malls — 0.1%
Simon Property Group, Inc.	5,017	1,122,052
Single Tenant — 0.1%
Realty Income Corp.	14,452	895,446
Storage & Warehousing — 0.2%
Extra Space Storage, Inc.	3,409	495,328

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2026 (Unaudited)
Index 500 Fund
	Number of Shares	Value†
REAL ESTATE INVESTMENT TRUSTS — (continued)
Storage & Warehousing — (continued)
Iron Mountain, Inc.	4,743	$599,088
Public Storage	2,506	797,685
		1,892,101
Strip Centers — 0.1%
Federal Realty Investment Trust	1,020	125,909
Kimco Realty Corp.	10,604	268,811
Regency Centers Corp.	2,579	205,650
		600,370
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $12,064,753)		17,206,246

SHORT-TERM INVESTMENTS — 0.3%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 3.535%) (Cost $2,815,874)	2,815,874	2,815,874
TOTAL INVESTMENTS — 100.3% (Cost $389,135,721)		$991,674,713
Other Assets & Liabilities — (0.3)%		(2,521,177)
TOTAL NET ASSETS — 100.0%		$989,153,536

†	See Security Valuation Note.
*	Non-income producing security.
N.V.— Naamloze Vennootschap.
PLC— Public Limited Company.
S&P— Standards & Poor's
S.A.— Societe Anonyme.
Summary of inputs used to value the Fund’s investments as of 6/30/2026 are as follows (See Security Valuation Note):
ASSETS TABLE
Description	Total Market Value at 6/30/2026	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Common Stocks	$971,652,593	$971,652,558	$35	$—
Real Estate Investment Trusts	17,206,246	17,206,246	—	—
Short-Term Investments	2,815,874	2,815,874	—	—
Total Investments	$991,674,713	$991,674,678	$35	$—
Other Financial Instruments(1)
Futures Contracts	$2,468	$2,468	$—	$—
Total Assets—Other Financial Instruments	$2,468	$2,468	$—	$—
(1)	Other financial instruments are derivative instruments not reflected in the value of total investments in securities in the Schedule of Investments such as future contracts and forward foreign currency contracts which are valued at the unrealized appreciation (depreciation) on the instrument.
It is the Fund's practice to recognize transfers into and transfers out of Level 3 fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2026 (Unaudited)
Index 500 Fund
Futures contracts held by the Fund at June 30, 2026 are as follows:
Futures Contracts: Exchange Traded
Type	Futures Contract	Expiration Date	Numbers of Contracts	Units per Contract	Closing Price	Notional Value	Unrealized Appreciation	Unrealized Depreciation
Long	E-mini S&P 500 Index	09/18/26	8	50	$7,548	$3,019,300	$2,468	$—
							$2,468	$—
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2026 (Unaudited)
Mid Cap Growth Fund
	Number of Shares	Value†
COMMON STOCKS — 96.7%
Aerospace & Defense — 5.6%
HEICO Corp., Class A	7,366	$1,899,765
Howmet Aerospace, Inc.	8,281	2,226,430
Kratos Defense & Security Solutions, Inc.*	18,002	897,580
Rocket Lab Corp.*	13,102	1,331,818
		6,355,593
Apparel — 3.0%
On Holding AG, Class A*	43,721	1,548,598
Tapestry, Inc.	12,799	1,873,517
		3,422,115
Biotechnology — 3.7%
Alnylam Pharmaceuticals, Inc.*	5,640	1,697,809
Illumina, Inc.*	4,766	838,006
Ionis Pharmaceuticals, Inc.*	20,851	1,653,276
		4,189,091
Building Materials — 5.1%
Martin Marietta Materials, Inc.	3,923	2,262,394
Simpson Manufacturing Co., Inc.	5,476	1,146,401
SPX Technologies, Inc.*	10,071	2,469,107
		5,877,902
Commercial Services — 1.2%
Corpay, Inc.*	4,093	1,364,074
Distribution & Wholesale — 2.6%
Fastenal Co.	60,691	2,914,989
Diversified Financial Services — 0.5%
LPL Financial Holdings, Inc.	2,086	587,584
Electrical Components & Equipment — 5.8%
AMETEK, Inc.	7,502	1,815,034
Generac Holdings, Inc.*	7,418	2,172,065
Novanta, Inc.*	16,543	2,683,936
		6,671,035
Electronics — 0.5%
Coherent Corp.*	1,388	547,524
Engineering & Construction — 3.9%
Construction Partners, Inc., Class A*	8,314	987,454
Sterling Infrastructure, Inc.*	4,152	3,485,022
		4,472,476
Hand & Machine Tools — 2.0%
Lincoln Electric Holdings, Inc.	8,570	2,275,421
Healthcare Products — 9.9%
Align Technology, Inc.*	10,339	1,743,776
Edwards Lifesciences Corp.*	31,034	2,807,336
IDEXX Laboratories, Inc.*	7,356	3,872,493
Insulet Corp.*	10,485	1,596,341
STERIS PLC	6,215	1,308,692
		11,328,638
Home Furnishings — 1.8%
SharkNinja, Inc.*	13,821	2,104,524
	Number of Shares	Value†

Insurance — 1.0%
Brown & Brown, Inc.	18,403	$1,180,552
Internet — 2.4%
Robinhood Markets, Inc., Class A*	14,708	1,474,918
Stubhub Holdings, Inc., Class A*	100,704	1,296,061
		2,770,979
Leisure Time — 4.4%
Amer Sports, Inc.*	34,876	1,180,204
Royal Caribbean Cruises Ltd.	6,951	2,207,151
Viking Holdings Ltd.*	15,698	1,643,110
		5,030,465
Lodging — 1.5%
Hilton Worldwide Holdings, Inc.	5,061	1,672,458
Machinery — Construction & Mining — 1.4%
BWX Technologies, Inc.	8,509	1,656,277
Pharmaceuticals — 3.8%
Ascendis Pharma A/S*	5,055	1,348,270
Cardinal Health, Inc.	6,249	1,484,512
Dexcom, Inc.*	21,950	1,478,333
		4,311,115
Real Estate — 1.7%
CoStar Group, Inc.*	69,567	1,970,137
Retail — 8.5%
Casey's General Stores, Inc.	2,203	1,750,922
Dutch Bros, Inc., Class A*	26,476	1,901,241
Ferguson Enterprises, Inc.	9,908	2,351,466
Floor & Decor Holdings, Inc., Class A*	37,913	2,250,516
Texas Roadhouse, Inc.	7,522	1,453,476
		9,707,621
Semiconductors — 11.4%
Credo Technology Group Holding Ltd.*	2,109	573,543
GLOBALFOUNDRIES, Inc.	21,032	1,733,247
MACOM Technology Solutions Holdings, Inc.*	5,897	2,243,042
Microchip Technology, Inc.	13,786	1,257,283
Monolithic Power Systems, Inc.	2,912	4,025,432
Rambus, Inc.*	6,726	892,809
SiTime Corp.*	1,510	1,125,796
Teradyne, Inc.	2,368	1,145,733
		12,996,885
Software — 13.6%
Bentley Systems, Inc., Class B	9,143	273,284
Cloudflare, Inc., Class A*	16,754	4,109,421
Datadog, Inc., Class A*	11,172	2,908,742
Manhattan Associates, Inc.*	14,142	1,969,274
Snowflake, Inc.*	12,631	3,214,589
Twilio, Inc., Class A*	8,494	1,752,567
Tyler Technologies, Inc.*	4,406	1,288,579
		15,516,456

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2026 (Unaudited)
Mid Cap Growth Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Transportation — 1.4%
Old Dominion Freight Line, Inc.	7,594	$1,644,860
TOTAL COMMON STOCKS (Cost $89,635,898)		110,568,771

SHORT-TERM INVESTMENTS — 1.9%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 3.535%) (Cost $2,206,214)	2,206,214	2,206,214
TOTAL INVESTMENTS — 98.6% (Cost $91,842,112)		$112,774,985
Other Assets & Liabilities — 1.4%		1,576,837
TOTAL NET ASSETS — 100.0%		$114,351,822

†	See Security Valuation Note.
*	Non-income producing security.
A/S— Aktieselskab.
AG— Aktiengesellschaft.
PLC— Public Limited Company.
Country Weightings as of 6/30/2026††
United States	95%
Bermuda	2
Switzerland	1
Denmark	1
Finland	1
Total	100%
††	% of total investments as of June 30, 2026.
Summary of inputs used to value the Fund’s investments as of 6/30/2026 are as follows (See Security Valuation Note):
ASSETS TABLE
Description	Total Market Value at 6/30/2026	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Common Stocks	$110,568,771	$110,568,771	$—	$—
Short-Term Investments	2,206,214	2,206,214	—	—
Total Investments	$112,774,985	$112,774,985	$—	$—
It is the Fund's practice to recognize transfers into and transfers out of Level 3 fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2026 (Unaudited)
Mid Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — 91.7%
Aerospace & Defense — 1.1%
L3Harris Technologies, Inc.	3,460	$1,005,441
Banks — 6.8%
Glacier Bancorp, Inc.	22,593	1,165,347
The PNC Financial Services Group, Inc.	7,969	1,962,127
Towne Bank	29,328	1,062,847
Wintrust Financial Corp.	11,989	1,926,872
		6,117,193
Biotechnology — 4.2%
BioMarin Pharmaceutical, Inc.*	17,049	975,544
Corteva, Inc.	17,509	1,482,837
Revolution Medicines, Inc.*	4,061	760,544
United Therapeutics Corp.*	1,015	549,957
		3,768,882
Building Materials — 3.5%
Carlisle Cos., Inc.	3,377	1,225,007
Martin Marietta Materials, Inc.	1,997	1,151,670
Owens Corning	4,798	762,690
		3,139,367
Chemicals — 4.7%
International Flavors & Fragrances, Inc.	14,711	1,165,405
Qnity Electronics, Inc.	8,738	1,427,003
Solstice Advanced Materials, Inc.	10,517	931,806
Westlake Corp.	10,136	739,928
		4,264,142
Commercial Services — 1.0%
TransUnion	11,906	858,899
Computers — 0.7%
Hewlett Packard Enterprise Co.	11,170	503,879
Parsons Corp.*	2,797	146,535
		650,414
Distribution & Wholesale — 1.3%
LKQ Corp.	44,965	1,183,928
Diversified Financial Services — 2.8%
Ally Financial, Inc.	26,292	1,208,117
Lazard, Inc.	31,604	1,325,472
		2,533,589
Electric — 6.7%
Alliant Energy Corp.	34,379	2,622,774
Entergy Corp.	14,388	1,652,606
PPL Corp.	47,944	1,742,764
		6,018,144
Electrical Components & Equipment — 3.9%
AMETEK, Inc.	4,839	1,170,748
Littelfuse, Inc.	5,231	2,381,831
		3,552,579
Electronics — 3.0%
Keysight Technologies, Inc.*	4,403	1,541,358
Vontier Corp.	39,837	1,155,273
		2,696,631
	Number of Shares	Value†

Engineering & Construction — 0.7%
TopBuild Corp.*	1,726	$611,919
Environmental Control — 1.5%
Tetra Tech, Inc.	4,707	135,985
Waste Connections, Inc.	7,085	1,180,999
		1,316,984
Food — 1.6%
Cal-Maine Foods, Inc.	8,963	722,059
Lamb Weston Holdings, Inc.	17,303	747,144
		1,469,203
Hand & Machine Tools — 1.7%
Lincoln Electric Holdings, Inc.	5,685	1,509,424
Healthcare Products — 1.5%
LivaNova PLC*	16,938	1,392,812
Healthcare Services — 3.1%
Humana, Inc.	3,682	1,462,564
Labcorp Holdings, Inc.	4,850	1,358,000
		2,820,564
Home Builders — 1.3%
Toll Brothers, Inc.	7,344	1,209,924
Insurance — 7.4%
Axis Capital Holdings Ltd.	14,813	1,591,509
Everest Group Ltd.	5,682	2,029,781
Selective Insurance Group, Inc.	15,628	1,516,072
The Hartford Insurance Group, Inc.	11,351	1,504,234
		6,641,596
Internet — 0.8%
CDW Corp.	5,165	726,406
Machinery — Diversified — 2.4%
IDEX Corp.	5,333	1,210,325
Regal Rexnord Corp.	4,012	955,618
		2,165,943
Media — 1.9%
Fox Corp., Class B	35,679	1,671,204
Mining — 1.8%
Freeport-McMoRan, Inc.	26,470	1,664,698
Miscellaneous Manufacturing — 2.6%
3M Co.	9,546	1,545,593
Fabrinet*	1,425	800,964
		2,346,557
Oil & Gas — 4.6%
ConocoPhillips	15,105	1,570,316
Expand Energy Corp.	16,309	1,487,218
Valero Energy Corp.	4,271	1,112,339
		4,169,873
Oil & Gas Services — 0.7%
Baker Hughes Co.	11,097	615,883

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2026 (Unaudited)
Mid Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Packaging and Containers — 2.1%
AptarGroup, Inc.	2,496	$312,499
Ball Corp.	25,941	1,618,719
		1,931,218
Pharmaceuticals — 1.6%
Cardinal Health, Inc.	6,218	1,477,148
Real Estate — 1.4%
CBRE Group, Inc., Class A*	9,275	1,249,250
Retail — 6.0%
AutoZone, Inc.*	354	1,131,363
Boot Barn Holdings, Inc.*	3,384	555,890
Burlington Stores, Inc.*	3,282	1,039,737
Casey's General Stores, Inc.	1,385	1,100,784
MSC Industrial Direct Co., Inc., Class A	5,926	704,898
O'Reilly Automotive, Inc.*	9,423	867,764
		5,400,436
Semiconductors — 1.7%
Teradyne, Inc.	3,228	1,561,835
Software — 1.4%
Akamai Technologies, Inc.*	10,303	1,217,918
Transportation — 4.2%
Canadian Pacific Kansas City Ltd.	6,631	574,576
Kirby Corp.*	8,440	1,147,587
Landstar System, Inc.	6,489	1,341,990
Saia, Inc.*	1,766	743,769
		3,807,922
TOTAL COMMON STOCKS (Cost $58,268,199)		82,767,926

REAL ESTATE INVESTMENT TRUSTS — 5.5%
Diversified — 2.4%
Lamar Advertising Co., Class A	14,057	2,192,611
Industrial — 1.0%
STAG lndustrial, Inc.	22,751	865,903
Single Tenant — 2.1%
Agree Realty Corp.	25,599	1,938,869
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,450,995)		4,997,383
Number ofShares	Value†
SHORT-TERM INVESTMENTS — 2.2%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 3.535%) (Cost $1,993,801)	1,993,801	$1,993,801
TOTAL INVESTMENTS — 99.4% (Cost $63,712,995)		$89,759,110
Other Assets & Liabilities — 0.6%		536,046
TOTAL NET ASSETS — 100.0%		$90,295,156

†	See Security Valuation Note.
*	Non-income producing security.
PLC— Public Limited Company.
Country Weightings as of 6/30/2026††
United States	92%
Bermuda	4
Canada	2
United Kingdom	1
Thailand	1
Total	100%
††	% of total investments as of June 30, 2026.
Summary of inputs used to value the Fund’s investments as of 6/30/2026 are as follows (See Security Valuation Note):
ASSETS TABLE
Description	Total Market Value at 6/30/2026	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Common Stocks	$82,767,926	$82,767,926	$—	$—
Real Estate Investment Trusts	4,997,383	4,997,383	—	—
Short-Term Investments	1,993,801	1,993,801	—	—
Total Investments	$89,759,110	$89,759,110	$—	$—
It is the Fund's practice to recognize transfers into and transfers out of Level 3 fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2026 (Unaudited)
Mid Core Value Fund
	Number of Shares	Value†
COMMON STOCKS — 87.2%
Advertising — 0.6%
Publicis Groupe S.A.	3,819	$377,405
Aerospace & Defense — 1.0%
L3Harris Technologies, Inc.	2,359	685,502
Airlines — 0.8%
Southwest Airlines Co.	10,509	540,373
Auto Manufacturers — 0.9%
Cummins, Inc.	483	344,480
PACCAR, Inc.	1,979	237,718
		582,198
Auto Parts & Equipment — 1.6%
BorgWarner, Inc.	5,075	336,980
Cie Generale des Etablissements Michelin SCA	8,890	343,423
Gentex Corp.	14,763	373,061
		1,053,464
Banks — 8.5%
Commerce Bancshares, Inc.	23,297	1,345,402
First Hawaiian, Inc.	15,872	465,050
Northern Trust Corp.	5,862	1,019,050
Prosperity Bancshares, Inc.	12,867	939,677
Truist Financial Corp.	15,942	794,231
US Bancorp	13,281	802,172
Westamerica BanCorp	6,802	399,073
		5,764,655
Beverages — 0.7%
Heineken N.V.	5,702	478,755
Building Materials — 3.5%
Amrize Ltd.*	10,405	554,587
Daikin Industries Ltd.	3,400	518,632
Masco Corp.	5,121	416,696
Mohawk Industries, Inc.*	2,125	257,826
Owens Corning	4,091	650,305
		2,398,046
Chemicals — 1.1%
CF Industries Holdings, Inc.	2,529	273,790
PPG Industries, Inc.	3,798	460,659
		734,449
Commercial Services — 0.5%
Sunbelt Rentals Holdings, Inc.	4,444	324,183
Computers — 2.3%
Amdocs Ltd.	8,816	445,561
Cognizant Technology Solutions Corp., Class A	9,113	352,946
Hewlett Packard Enterprise Co.	7,308	329,664
HP, Inc.	18,417	404,069
		1,532,240
Cosmetics & Personal Care — 0.9%
Colgate-Palmolive Co.	2,889	264,863
Kenvue, Inc.	6,707	128,171
	Number of Shares	Value†

Cosmetics & Personal Care — (continued)
The Estee Lauder Cos., Inc., Class A	2,507	$197,928
		590,962
Distribution & Wholesale — 2.1%
Bunzl PLC	28,619	998,769
Pool Corp.	1,832	393,697
		1,392,466
Diversified Financial Services — 2.2%
Ameriprise Financial, Inc.	1,342	615,656
Raymond James Financial, Inc.	2,693	409,417
T. Rowe Price Group, Inc.	4,332	492,505
		1,517,578
Electric — 7.5%
Duke Energy Corp.	6,374	806,821
Evergy, Inc.	12,816	1,107,687
Eversource Energy	3,147	227,434
Northwestern Energy Group, Inc.	7,419	531,349
Pinnacle West Capital Corp.	2,217	237,219
PPL Corp.	14,584	530,128
WEC Energy Group, Inc.	4,569	533,522
Xcel Energy, Inc.	13,656	1,096,577
		5,070,737
Electronics — 3.5%
Fortive Corp.	6,116	373,626
Ralliant Corp.	7,796	574,020
Sensata Technologies Holding PLC	11,678	557,508
TE Connectivity PLC	2,004	404,026
Trimble, Inc.*	3,511	179,693
Vontier Corp.	10,648	308,792
		2,397,665
Environmental Control — 0.3%
Republic Services, Inc.	1,119	238,436
Food — 1.3%
Koninklijke Ahold Delhaize N.V.	15,150	609,672
Mondelez International, Inc., Class A	4,338	250,910
		860,582
Food Service — 0.6%
Sodexo S.A.	6,618	382,790
Gas — 2.2%
ONE Gas, Inc.	12,221	941,873
Spire, Inc.	7,193	561,701
		1,503,574
Hand & Machine Tools — 0.7%
Stanley Black & Decker, Inc.	4,696	441,987
Healthcare Products — 5.3%
Envista Holdings Corp.*	18,405	484,972
GE HealthCare Technologies, Inc.	12,663	810,559
Medtronic PLC	8,457	661,591
Waters Corp.*	658	246,776
Zimmer Biomet Holdings, Inc.	15,691	1,350,838
		3,554,736

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2026 (Unaudited)
Mid Core Value Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Healthcare Services — 5.2%
Humana, Inc.	771	$306,257
IQVIA Holdings, Inc.*	3,718	718,392
Labcorp Holdings, Inc.	4,399	1,231,720
Quest Diagnostics, Inc.	3,037	643,692
Universal Health Services, Inc., Class B	4,002	595,057
		3,495,118
Home Builders — 1.1%
PulteGroup, Inc.	5,652	775,511
Household Products & Wares — 2.2%
Kimberly-Clark Corp.	13,637	1,496,933
Insurance — 6.3%
Marsh & McLennan Cos., Inc.	5,898	983,020
Reinsurance Group of America, Inc.	4,207	894,619
Selective Insurance Group, Inc.	3,705	359,422
The Allstate Corp.	3,696	879,426
The Hanover Insurance Group, Inc.	553	118,408
Willis Towers Watson PLC	3,950	1,032,411
		4,267,306
Internet — 1.6%
CDW Corp.	3,645	512,633
F5, Inc.*	1,355	563,626
		1,076,259
Iron & Steel — 0.8%
Reliance, Inc.	1,412	527,523
Machinery — Construction & Mining — 0.6%
Oshkosh Corp.	2,608	400,276
Machinery — Diversified — 1.0%
Gates Industrial Corp. PLC*	8,741	244,486
IDEX Corp.	1,005	228,085
The Toro Co.	2,432	236,925
		709,496
Metal Fabricate/Hardware — 0.3%
The Timken Co.	1,570	228,152
Miscellaneous Manufacturing — 1.5%
A.O. Smith Corp.	10,054	630,587
Textron, Inc.	4,174	382,881
		1,013,468
Oil & Gas — 3.0%
Devon Energy Corp.	6,778	280,067
Diamondback Energy, Inc.	5,077	892,435
EQT Corp.	9,201	489,217
Phillips 66	2,129	359,908
		2,021,627
Oil & Gas Services — 2.4%
Baker Hughes Co.	18,294	1,015,317
SLB Ltd.	13,783	640,772
		1,656,089
Packaging and Containers — 1.6%
Packaging Corp. of America	4,637	1,104,904
	Number of Shares	Value†

Pharmaceuticals — 4.5%
Becton Dickinson & Co.	7,165	$1,084,279
Cencora, Inc.	2,323	657,363
Henry Schein, Inc.*	15,918	1,329,471
		3,071,113
Retail — 1.6%
MSC Industrial Direct Co., Inc., Class A	5,906	702,519
Target Corp.	2,443	319,080
Tractor Supply Co.	2,157	68,183
		1,089,782
Semiconductors — 1.9%
Infineon Technologies AG	5,048	475,531
NXP Semiconductors N.V.	1,681	472,412
Teradyne, Inc.	711	344,010
		1,291,953
Software — 1.3%
Akamai Technologies, Inc.*	4,081	482,415
Roper Technologies, Inc.	1,137	384,749
		867,164
Transportation — 2.2%
Canadian Pacific Kansas City Ltd.	5,765	499,816
CSX Corp.	11,008	523,210
Norfolk Southern Corp.	1,521	478,492
		1,501,518
TOTAL COMMON STOCKS (Cost $53,614,470)		59,016,975

REAL ESTATE INVESTMENT TRUSTS — 7.9%
Apartments — 1.6%
Equity Residential	13,272	901,567
Essex Property Trust, Inc.	676	197,115
		1,098,682
Diversified — 1.1%
American Tower Corp.	3,133	512,465
VICI Properties, Inc.	8,928	237,038
		749,503
Healthcare — 1.8%
CareTrust REIT, Inc.	6,298	254,124
Healthpeak Properties, Inc.	23,264	497,850
Ventas, Inc.	5,382	477,922
		1,229,896
Single Tenant — 1.8%
Agree Realty Corp.	3,941	298,491
Realty Income Corp.	14,973	927,727
		1,226,218
Storage & Warehousing — 1.2%
Iron Mountain, Inc.	3,394	428,696
Public Storage	1,048	333,589
		762,285

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2026 (Unaudited)
Mid Core Value Fund
	Number of Shares	Value†
REAL ESTATE INVESTMENT TRUSTS — (continued)
Strip Centers — 0.4%
Regency Centers Corp.	3,185	$253,972
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $5,170,392)		5,320,556

PREFERRED STOCKS — 0.4%
Household Products & Wares — 0.4%
Henkel AG & Co., KGaA (Cost $287,066)	3,605	303,179

MASTER LIMITED PARTNERSHIP — 1.6%
Pipelines — 1.6%
Enterprise Products Partners LP (Cost $759,794)	28,791	1,058,357

SHORT-TERM INVESTMENTS — 2.6%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 3.535%) (Cost $1,733,062)	1,733,062	1,733,062
TOTAL INVESTMENTS — 99.7% (Cost $61,564,784)		$67,432,129
Other Assets & Liabilities — 0.3%		207,162
TOTAL NET ASSETS — 100.0%		$67,639,291

†	See Security Valuation Note.
*	Non-income producing security.
AG— Aktiengesellschaft.
KGaA— Kommanditgesellschaft auf Aktien.
LP— Limited Partnership.
N.V.— Naamloze Vennootschap.
PLC— Public Limited Company.
REIT— Real Estate Investment Trust.
S.A.— Societe Anonyme.
Country Weightings as of 6/30/2026††
United States	88%
United Kingdom	3
Netherlands	2
France	2
Ireland	1
Germany	1
Switzerland	1
Other	2
Total	100%
††	% of total investments as of June 30, 2026.
Summary of inputs used to value the Fund’s investments as of 6/30/2026 are as follows (See Security Valuation Note):
ASSETS TABLE
Description	Total Market Value at 6/30/2026	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Common Stocks
Advertising	$377,405	$—	$377,405	$—
Aerospace & Defense	685,502	685,502	—	—
Airlines	540,373	540,373	—	—
Auto Manufacturers	582,198	582,198	—	—
Auto Parts & Equipment	1,053,464	710,041	343,423	—
Banks	5,764,655	5,764,655	—	—
Beverages	478,755	—	478,755	—
Building Materials	2,398,046	1,879,414	518,632	—
Chemicals	734,449	734,449	—	—
Commercial Services	324,183	—	324,183	—
Computers	1,532,240	1,532,240	—	—
Cosmetics & Personal Care	590,962	590,962	—	—
Distribution & Wholesale	1,392,466	393,697	998,769	—
Diversified Financial Services	1,517,578	1,517,578	—	—
Electric	5,070,737	5,070,737	—	—
Electronics	2,397,665	2,397,665	—	—
Environmental Control	238,436	238,436	—	—
Food	860,582	860,582	—	—
Food Service	382,790	—	382,790	—
Gas	1,503,574	1,503,574	—	—
Hand & Machine Tools	441,987	441,987	—	—
Healthcare Products	3,554,736	3,554,736	—	—
Healthcare Services	3,495,118	3,495,118	—	—
Home Builders	775,511	775,511	—	—
Household Products & Wares	1,496,933	1,496,933	—	—
Insurance	4,267,306	4,267,306	—	—
Internet	1,076,259	1,076,259	—	—
Iron & Steel	527,523	527,523	—	—
Machinery — Construction & Mining	400,276	400,276	—	—
Machinery — Diversified	709,496	709,496	—	—
Metal Fabricate/Hardware	228,152	228,152	—	—
Miscellaneous Manufacturing	1,013,468	1,013,468	—	—
Oil & Gas	2,021,627	2,021,627	—	—
Oil & Gas Services	1,656,089	1,656,089	—	—
Packaging and Containers	1,104,904	1,104,904	—	—
Pharmaceuticals	3,071,113	3,071,113	—	—
Retail	1,089,782	1,089,782	—	—
Semiconductors	1,291,953	816,422	475,531	—
Software	867,164	867,164	—	—
Transportation	1,501,518	1,501,518	—	—
Total Common Stocks	59,016,975	55,117,487	3,899,488	—
Real Estate Investment Trusts	5,320,556	5,320,556	—	—
Preferred Stocks	303,179	—	303,179	—
Master Limited Partnership	1,058,357	1,058,357	—	—
Short-Term Investments	1,733,062	1,733,062	—	—
Total Investments	$67,432,129	$63,229,462	$4,202,667	$—

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2026 (Unaudited)
Mid Core Value Fund
ASSETS TABLE
Description	Total Market Value at 6/30/2026	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Other Financial Instruments(1)
Forward Foreign Currency Contracts	$7,950	$—	$7,950	$—
Total Assets—Other Financial Instruments	$7,950	$—	$7,950	$—
LIABILITIES TABLE
Description	Total Market Value at 6/30/2026	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Other Financial Instruments(1)
Forward Foreign Currency Contracts	$(669)	$—	$(669)	$—
Total Liabilities—Other Financial Instruments	$(669)	$—	$(669)	$—
(1)	Other financial instruments are derivative instruments not reflected in the value of total investments in securities in the Schedule of Investments such as future contracts and forward foreign currency contracts which are valued at the unrealized appreciation (depreciation) on the instrument.
It is the Fund's practice to recognize transfers into and transfers out of Level 3 fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.

Open forward foreign currency contracts held at June 30, 2026 are as follows:
Open forward foreign currency contracts
	Currency	Counterparty	Settlement Date	Foreign Currency Contract	Forward Rate	U.S. Contract Amount	U.S. Contract Value	Unrealized Foreign Exchange Gain	Unrealized Foreign Exchange Loss
Sell	Canadian Dollar	Bank of America	09/25/26	(42,880)	1.41280	$(30,317)	$(30,352)	$—	$(34)
Sell	Euro	Bank of America	09/25/26	(540,986)	0.87200	(621,232)	(620,375)	857	—
Sell	Japanese Yen	Bank of America	09/25/26	(70,689,400)	161.45940	(441,790)	(437,815)	3,974	—
Sell	Pound Sterling	Bank of America	09/25/26	(427,140)	0.75390	(566,239)	(566,583)	—	(344)
Sell	Euro	Citibank N.A.	09/25/26	(540,986)	0.87200	(621,447)	(620,375)	1,072	—
Sell	Canadian Dollar	Goldman Sachs	09/25/26	(306,636)	1.41280	(217,294)	(217,047)	247	—
Sell	Canadian Dollar	JPMorgan	09/25/26	(260,223)	1.41280	(184,481)	(184,194)	287	—
Sell	Pound Sterling	JPMorgan	09/25/26	(427,140)	0.75390	(566,292)	(566,583)	—	(291)
Sell	Euro	Morgan Stanley	09/25/26	(540,986)	0.87200	(621,105)	(620,375)	730	—
Sell	Euro	UBS Securities	09/25/26	(540,986)	0.87200	(621,157)	(620,375)	783	—
	Total							$7,950	$(669)
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2026 (Unaudited)
SMID Cap Growth Fund
	Number of Shares	Value†
COMMON STOCKS — 99.8%
Aerospace & Defense — 4.9%
Firefly Aerospace, Inc.*	8,037	$236,288
Joby Aviation, Inc.*	38,938	347,327
Karman Holdings, Inc.*	11,252	561,700
Leonardo DRS, Inc.	12,832	547,541
Loar Holdings, Inc.*	7,907	637,383
Moog, Inc., Class A	3,359	1,423,678
		3,753,917
Beverages — 0.8%
The Vita Coco Co., Inc.*	8,984	594,202
Biotechnology — 10.2%
Bridgebio Pharma, Inc.*	11,983	892,494
CG oncology, Inc.*	4,915	349,211
Cytokinetics, Inc.*	6,193	527,582
Halozyme Therapeutics, Inc.*	10,960	857,839
Insmed, Inc.*	5,389	574,575
Ionis Pharmaceuticals, Inc.*	10,306	817,163
Ligand Pharmaceuticals, Inc.*	2,347	741,863
Praxis Precision Medicines, Inc.*	2,240	749,930
Revolution Medicines, Inc.*	5,105	956,064
Roivant Sciences Ltd.*	37,141	1,314,420
		7,781,141
Building Materials — 2.3%
Modine Manufacturing Co.*	2,562	684,105
SPX Technologies, Inc.*	4,377	1,073,109
		1,757,214
Chemicals — 1.0%
Solstice Advanced Materials, Inc.	8,680	769,048
Computers — 2.6%
CACI International, Inc., Class A*	814	377,094
Everpure, Inc., Class A*	10,277	809,725
Rubrik, Inc., Class A*	10,045	806,412
		1,993,231
Distribution & Wholesale — 0.9%
VSE Corp.	3,139	717,262
Diversified Financial Services — 3.0%
Enova International, Inc.*	4,165	1,002,641
Houlihan Lokey, Inc.	4,941	662,736
Piper Sandler Cos.	8,609	622,775
		2,288,152
Electric — 0.2%
X-Energy, Inc.*	7,361	135,148
Electrical Components & Equipment — 1.3%
Novanta, Inc.*	6,081	986,581
Electronics — 3.8%
Advanced Energy Industries, Inc.	3,057	1,139,863
Arxis, Inc., Class A*	13,106	604,711
ESCO Technologies, Inc.	1,640	574,066
Mirion Technologies, Inc.*	10,076	180,663
	Number of Shares	Value†

Electronics — (continued)
nVent Electric PLC	2,218	$376,195
		2,875,498
Energy-Alternate Sources — 0.4%
Solv Energy, Inc., Class A*	8,884	302,500
Engineering & Construction — 4.2%
Cardinal Infrastructure Group, Inc., Class A*	2,942	277,136
Construction Partners, Inc., Class A*	4,079	484,463
Dycom Industries, Inc.*	1,902	961,632
MYR Group, Inc.*	1,754	877,702
Sterling Infrastructure, Inc.*	711	596,785
		3,197,718
Hand & Machine Tools — 1.0%
Franklin Electric Co., Inc.	7,152	766,623
Healthcare Products — 6.4%
Bio-Techne Corp.	9,491	670,539
Globus Medical, Inc., Class A*	9,591	757,785
Guardant Health, Inc.*	6,396	959,592
Lantheus Holdings, Inc.*	5,450	604,623
LeMaitre Vascular, Inc.	5,093	488,724
Natera, Inc.*	2,507	680,525
Repligen Corp.*	3,155	430,468
TransMedics Group, Inc.*	4,880	324,130
		4,916,386
Healthcare Services — 4.7%
BrightSpring Health Services, Inc.*	21,924	1,528,980
Encompass Health Corp.	6,175	624,169
RadNet, Inc.*	9,861	608,128
The Ensign Group, Inc.	5,044	808,553
		3,569,830
Home Builders — 0.3%
Toll Brothers, Inc.	1,543	254,209
Home Furnishings — 1.5%
SharkNinja, Inc.*	7,438	1,132,584
Insurance — 0.9%
Equitable Holdings, Inc.	15,462	678,473
Iron & Steel — 1.8%
Carpenter Technology Corp.	2,243	1,383,572
Leisure Time — 2.3%
Amer Sports, Inc.*	27,061	915,744
Life Time Group Holdings, Inc.*	20,980	856,823
		1,772,567
Lodging — 1.3%
Hyatt Hotels Corp., Class A	5,011	971,332
Machinery — Construction & Mining — 0.7%
Forgent Power Solutions, Inc., Class A*	10,368	579,156
Machinery — Diversified — 2.4%
Applied Industrial Technologies, Inc.	1,535	519,060

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2026 (Unaudited)
SMID Cap Growth Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Machinery — Diversified — (continued)
CSW Industrials, Inc.	2,782	$774,231
Nordson Corp.	1,807	545,154
		1,838,445
Metal Fabricate/Hardware — 2.2%
Dpc Holdings Ltd.*	2,446	120,001
RBC Bearings, Inc.*	1,898	1,222,426
The Timken Co.	2,486	361,265
		1,703,692
Mining — 0.3%
Uranium Energy Corp.*	19,796	211,025
Miscellaneous Manufacturing — 4.1%
Enpro, Inc.	3,284	1,237,838
Fabrinet*	1,954	1,098,305
Federal Signal Corp.	6,437	827,090
		3,163,233
Oil & Gas Services — 2.3%
Archrock, Inc.	16,720	680,671
Kodiak Gas Services, Inc.	8,255	620,198
Solaris Energy Infrastructure, Inc.	5,881	473,186
		1,774,055
Pharmaceuticals — 3.8%
Ascendis Pharma A/S*	1,947	519,304
Madrigal Pharmaceuticals, Inc.*	1,112	597,089
Neurocrine Biosciences, Inc.*	2,853	480,830
Protagonist Therapeutics, Inc.*	1,653	202,625
Rhythm Pharmaceuticals, Inc.*	6,469	718,253
Vaxcyte, Inc.*	7,180	417,373
		2,935,474
Retail — 8.4%
Boot Barn Holdings, Inc.*	4,114	675,807
Brinker International, Inc.*	4,754	798,672
Casey's General Stores, Inc.	659	523,767
Cava Group, Inc.*	12,274	963,263
Dick's Sporting Goods, Inc.	3,035	688,368
Dutch Bros, Inc., Class A*	14,953	1,073,775
FirstCash Holdings, Inc.	1,680	363,418
Texas Roadhouse, Inc.	6,963	1,345,460
		6,432,530
Semiconductors — 11.8%
Astera Labs, Inc.*	1,841	889,240
Credo Technology Group Holding Ltd.*	3,154	857,730
Lattice Semiconductor Corp.*	11,921	1,823,436
MACOM Technology Solutions Holdings, Inc.*	5,871	2,233,152
Onto Innovation, Inc.*	4,551	1,722,326
SiTime Corp.*	1,987	1,481,428
		9,007,312
Software — 7.1%
Akamai Technologies, Inc.*	4,202	496,718
DigitalOcean Holdings, Inc.*	6,371	1,000,438
JFrog Ltd.*	10,438	948,605
	Number of Shares	Value†

Software — (continued)
MongoDB, Inc.*	2,242	$753,088
Procore Technologies, Inc.*	8,537	346,773
Samsara, Inc., Class A*	11,767	381,604
ServiceTitan, Inc., Class A*	4,645	328,448
Twilio, Inc., Class A*	5,635	1,162,670
		5,418,344
Telecommunications — 0.2%
Applied Digital Corp.*	5,062	188,813
Transportation — 0.7%
Saia, Inc.*	1,319	555,510
TOTAL COMMON STOCKS (Cost $58,764,168)		76,404,777

SHORT-TERM INVESTMENTS — 2.2%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 3.535%) (Cost $1,663,269)	1,663,269	1,663,269
TOTAL INVESTMENTS — 102.0% (Cost $60,427,437)		$78,068,046
Other Assets & Liabilities — (2.0)%		(1,541,313)
TOTAL NET ASSETS — 100.0%		$76,526,733

†	See Security Valuation Note.
*	Non-income producing security.
A/S— Aktieselskab.
PLC— Public Limited Company.

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2026 (Unaudited)
SMID Cap Growth Fund
Summary of inputs used to value the Fund’s investments as of 6/30/2026 are as follows (See Security Valuation Note):
ASSETS TABLE
Description	Total Market Value at 6/30/2026	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Common Stocks	$76,404,777	$76,404,777	$—	$—
Short-Term Investments	1,663,269	1,663,269	—	—
Total Investments	$78,068,046	$78,068,046	$—	$—
It is the Fund's practice to recognize transfers into and transfers out of Level 3 fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2026 (Unaudited)
SMID Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — 94.1%
Airlines — 0.6%
Alaska Air Group, Inc.*	5,537	$289,031
Auto Parts & Equipment — 2.9%
BorgWarner, Inc.	11,546	766,654
Versigent PLC*	13,956	586,292
		1,352,946
Banks — 8.1%
First Bancorp	21,069	549,269
First Citizens BancShares, Inc., Class A	280	582,621
Flagstar Bank NA	32,891	491,392
Independent Bank Corp.	4,119	344,843
Texas Capital Bancshares, Inc.	4,636	478,713
UMB Financial Corp.	4,875	695,955
Walker & Dunlop, Inc.	5,014	274,266
Wintrust Financial Corp.	2,528	406,300
		3,823,359
Building Materials — 2.6%
Boise Cascade Co.	5,223	405,461
Eagle Materials, Inc.	1,769	398,025
Gibraltar Industries, Inc.*	9,539	430,209
		1,233,695
Chemicals — 2.2%
Element Solutions, Inc.	10,095	482,036
RPM International, Inc.	4,754	528,407
		1,010,443
Commercial Services — 6.2%
ADT, Inc.	66,271	430,762
First Advantage Corp.*	33,110	597,635
ICF International, Inc.	5,785	421,495
Laureate Education, Inc.*	9,506	345,258
Robert Half, Inc.	16,040	492,428
WillScot Holdings Corp.	21,844	630,418
		2,917,996
Computers — 2.9%
CACI International, Inc., Class A*	945	437,781
Crane NXT Co.	11,132	569,513
Globant S.A.*	6,028	174,450
KBR, Inc.	5,177	178,762
		1,360,506
Distribution & Wholesale — 1.6%
Core & Main, Inc., Class A*	8,021	387,013
Pool Corp.	1,635	351,362
		738,375
Diversified Financial Services — 2.8%
Invesco Ltd.	17,291	456,309
PJT Partners, Inc., Class A	2,590	390,935
Stifel Financial Corp.	5,566	388,340
Voya Financial, Inc.	827	74,868
		1,310,452
Electric — 1.9%
Fervo Energy Co., Class A*	6,671	194,993
	Number of Shares	Value†

Electric — (continued)
IDACORP, Inc.	4,730	$715,649
		910,642
Electrical Components & Equipment — 0.9%
Universal Display Corp.	4,881	422,646
Electronics — 2.8%
Plexus Corp.*	2,215	665,984
TD SYNNEX Corp.	2,342	626,110
		1,292,094
Engineering & Construction — 1.9%
Cardinal Infrastructure Group, Inc., Class A*	2,565	241,623
Frontdoor, Inc.*	8,220	637,790
		879,413
Environmental Control — 0.8%
Pentair PLC	5,023	385,063
Food — 2.8%
Sprouts Farmers Market, Inc.*	6,013	508,580
US Foods Holding Corp.*	7,984	816,364
		1,324,944
Gas — 1.5%
Chesapeake Utilities Corp.	2,628	321,878
ONE Gas, Inc.	5,244	404,155
		726,033
Healthcare Products — 4.9%
Bio-Techne Corp.	6,941	490,382
Envista Holdings Corp.*	21,995	579,568
Globus Medical, Inc., Class A*	8,105	640,376
Integer Holdings Corp.*	3,304	308,759
STERIS PLC	1,352	284,690
		2,303,775
Healthcare Services — 4.5%
BrightSpring Health Services, Inc.*	7,255	505,964
Encompass Health Corp.	3,777	381,779
ICON PLC*	3,085	535,895
Tenet Healthcare Corp.*	3,647	682,281
		2,105,919
Home Builders — 0.4%
Taylor Morrison Home Corp.*	2,829	202,952
Household Products & Wares — 0.7%
WD-40 Co.	1,361	331,594
Insurance — 3.1%
Everest Group Ltd.	1,902	679,452
The Hanover Insurance Group, Inc.	3,659	783,465
		1,462,917
Internet — 1.5%
F5, Inc.*	1,743	725,018

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2026 (Unaudited)
SMID Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Investment Companies — 1.3%
HA Sustainable Infrastructure Capital, Inc.	15,263	$596,020
Iron & Steel — 1.6%
Reliance, Inc.	2,040	762,144
Leisure Time — 1.6%
Brunswick Corp.	4,544	382,786
Norwegian Cruise Line Holdings Ltd.*	17,807	375,906
		758,692
Lodging — 0.9%
Hyatt Hotels Corp., Class A	2,141	415,011
Machinery — Construction & Mining — 2.6%
Oshkosh Corp.	4,041	620,213
Terex Corp.	8,068	584,042
		1,204,255
Machinery — Diversified — 3.3%
CNH Industrial N.V.	30,366	341,010
Regal Rexnord Corp.	3,089	735,769
Tennant Co.	5,375	470,528
		1,547,307
Miscellaneous Manufacturing — 2.4%
Avient Corp.	14,383	531,596
JBT Marel Corp.	4,009	581,305
		1,112,901
Office & Business Equipment — 0.9%
Zebra Technologies Corp., Class A*	1,523	400,945
Oil & Gas — 1.7%
Magnolia Oil & Gas Corp., Class A	15,009	383,930
Matador Resources Co.	8,019	399,186
		783,116
Oil & Gas Services — 1.4%
TechnipFMC PLC	10,246	679,310
Packaging and Containers — 0.8%
O-I Glass, Inc.*	39,312	378,575
Real Estate — 1.2%
Jones Lang LaSalle, Inc.*	1,886	584,566
Retail — 3.2%
Bath & Body Works, Inc.	19,049	440,603
BJ's Wholesale Club Holdings, Inc.*	5,350	466,627
Dollar Tree, Inc.*	4,820	582,979
		1,490,209
Savings & Loans — 1.3%
WaFd, Inc.	15,626	599,570
Semiconductors — 1.0%
FormFactor, Inc.*	2,881	460,758
Software — 3.4%
ACI Worldwide, Inc.*	10,219	513,913
	Number of Shares	Value†

Software — (continued)
Commvault Systems, Inc.*	3,498	$495,772
Dynatrace, Inc.*	8,854	388,779
Nice Ltd., ADR*	2,434	221,129
		1,619,593
Telecommunications — 0.8%
Calix, Inc.*	10,279	383,612
Toys, Games & Hobbies — 1.2%
Hasbro, Inc.	6,989	577,222
Transportation — 4.9%
ArcBest Corp.	653	93,732
C.H. Robinson Worldwide, Inc.	3,460	651,656
GXO Logistics, Inc.*	9,568	485,098
Kirby Corp.*	3,620	492,211
Knight-Swift Transportation Holdings, Inc.	7,557	588,464
		2,311,161
Trucking and Leasing — 1.0%
GATX Corp.	2,773	491,348
TOTAL COMMON STOCKS (Cost $38,076,570)		44,266,128

REAL ESTATE INVESTMENT TRUSTS — 5.6%
Apartments — 0.8%
Independence Realty Trust, Inc.	23,661	394,902
Diversified — 0.6%
Broadstone Net Lease, Inc.	12,937	267,408
Healthcare — 0.5%
American Healthcare REIT, Inc.	4,410	229,981
Hotels & Resorts — 0.6%
Ryman Hospitality Properties, Inc.	2,356	302,864
Industrial — 0.8%
STAG lndustrial, Inc.	10,038	382,046
Office Property — 1.2%
COPT Defense Properties	14,986	545,341
Storage & Warehousing — 0.4%
CubeSmart	5,260	209,190
Strip Centers — 0.7%
Brixmor Property Group, Inc.	9,838	310,192
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,395,694)		2,641,924

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2026 (Unaudited)
SMID Cap Value Fund
Number ofShares	Value†
SHORT-TERM INVESTMENTS — 1.4%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 3.535%) (Cost $675,983)	675,983	$675,983
TOTAL INVESTMENTS — 101.1% (Cost $41,148,247)		$47,584,035
Other Assets & Liabilities — (1.1)%		(531,778)
TOTAL NET ASSETS — 100.0%		$47,052,257

†	See Security Valuation Note.
*	Non-income producing security.
ADR— American Depositary Receipt.
N.V.— Naamloze Vennootschap.
NA— National Association.
PLC— Public Limited Company.
REIT— Real Estate Investment Trust.
S.A.— Societe Anonyme.
Country Weightings as of 6/30/2026††
United States	91%
United Kingdom	3
Bermuda	2
Switzerland	1
Puerto Rico	1
Ireland	1
Israel	1
Total	100%
††	% of total investments as of June 30, 2026.
Summary of inputs used to value the Fund’s investments as of 6/30/2026 are as follows (See Security Valuation Note):
ASSETS TABLE
Description	Total Market Value at 6/30/2026	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Common Stocks	$44,266,128	$44,266,128	$—	$—
Real Estate Investment Trusts	2,641,924	2,641,924	—	—
Short-Term Investments	675,983	675,983	—	—
Total Investments	$47,584,035	$47,584,035	$—	$—
It is the Fund's practice to recognize transfers into and transfers out of Level 3 fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2026 (Unaudited)
Small Cap Growth Fund
	Number of Shares	Value†
COMMON STOCKS — 99.1%
Aerospace & Defense — 2.8%
Applied Aerospace & Defense, Inc.*	30,311	$690,485
Hawkeye 360, Inc.*	17,450	352,839
Loar Holdings, Inc.*	9,471	763,457
StandardAero, Inc.*	21,071	630,234
Voyager Technologies, Inc., Class A*	9,054	291,991
		2,729,006
Apparel — 1.3%
Gildan Activewear, Inc.	18,434	951,195
On Holding AG, Class A*	8,039	284,741
		1,235,936
Auto Parts & Equipment — 0.3%
Aurora Innovation, Inc.*	41,358	282,062
Banks — 1.1%
The Bancorp, Inc.*	9,274	580,923
Walker & Dunlop, Inc.	9,683	529,660
		1,110,583
Biotechnology — 12.2%
89bio, Inc.*	32,354	11,000
Akero Therapeutics, Inc.(1),*	5,718	3,717
Biohaven Ltd.*	18,446	274,476
Bridgebio Pharma, Inc.*	18,440	1,373,411
Cogent Biosciences, Inc.*	9,710	375,777
Crinetics Pharmaceuticals, Inc.*	8,355	312,644
Edgewise Therapeutics, Inc.*	8,682	352,750
Ideaya Biosciences, Inc.*	19,453	725,013
Insmed, Inc.*	2,667	284,356
Ligand Pharmaceuticals, Inc.*	6,810	2,152,573
Metsera, Inc.*	9,038	44,286
Olema Pharmaceuticals, Inc.*	8,716	109,037
Praxis Precision Medicines, Inc.*	4,073	1,363,600
PTC Therapeutics, Inc.*	10,183	830,627
Revolution Medicines, Inc.*	9,270	1,736,086
Structure Therapeutics, Inc., ADR*	7,169	384,760
Tarsus Pharmaceuticals, Inc.*	4,723	297,266
Travere Therapeutics, Inc.*	12,664	719,442
Tyra Biosciences, Inc.*	5,880	187,807
Xenon Pharmaceuticals, Inc.*	7,301	440,688
		11,979,316
Building Materials — 2.8%
Carlisle Cos., Inc.	1,682	610,145
Modine Manufacturing Co.*	2,025	540,716
SPX Technologies, Inc.*	6,391	1,566,881
		2,717,742
Chemicals — 2.2%
Perimeter Solutions, Inc.*	20,347	725,370
Sensient Technologies Corp.	11,737	1,447,055
		2,172,425
Commercial Services — 9.7%
Arlo Technologies, Inc.*	54,834	739,162
Bright Horizons Family Solutions, Inc.*	5,380	381,334
Colliers International Group, Inc.	3,708	347,773
Euronet Worldwide, Inc.*	8,910	652,123
	Number of Shares	Value†

Commercial Services — (continued)
GPGI, Inc.	24,353	$385,995
Legence Corp., Class A*	19,763	1,684,401
Paylocity Holding Corp.*	5,686	594,358
Rentokil Initial PLC, ADR	49,998	1,430,443
Shift4 Payments, Inc., Class A*	14,319	696,476
Stride, Inc.*	15,065	1,299,206
UL Solutions, Inc., Class A	6,854	698,148
WEX, Inc.*	4,134	583,266
		9,492,685
Computers — 1.0%
CACI International, Inc., Class A*	1,750	810,705
Quantinuum, Inc., Class A*	2,284	186,694
		997,399
Distribution & Wholesale — 1.4%
Core & Main, Inc., Class A*	19,322	932,286
SiteOne Landscape Supply, Inc.*	3,478	397,918
		1,330,204
Diversified Financial Services — 2.6%
Cboe Global Markets, Inc.	4,065	986,454
Hamilton Lane, Inc., Class A	4,275	336,998
LPL Financial Holdings, Inc.	4,264	1,201,083
		2,524,535
Electric — 1.6%
Fervo Energy Co., Class A*	18,561	542,538
NRG Energy, Inc.	7,328	1,070,328
		1,612,866
Electrical Components & Equipment — 1.0%
Novanta, Inc.*	6,136	995,505
Electronics — 3.9%
Bel Fuse, Inc., Class B	3,728	1,241,573
Itron, Inc.*	4,588	397,000
Mirion Technologies, Inc.*	41,696	747,609
OSI Systems, Inc.*	6,671	1,458,948
		3,845,130
Engineering & Construction — 0.8%
Sterling Infrastructure, Inc.*	911	764,657
Entertainment — 1.4%
Atlanta Braves Holdings, Inc., Class C*	13,410	695,979
Inspired Entertainment, Inc.*	35,048	289,146
Manchester United PLC, Class A*	17,334	397,469
		1,382,594
Environmental Control — 2.8%
CECO Environmental Corp.*	19,643	1,782,406
Clean Harbors, Inc.*	3,236	966,755
		2,749,161
Food — 0.6%
Premium Brands Holdings Corp.	10,637	630,757
Food Service — 1.4%
Aramark	24,015	1,366,453

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2026 (Unaudited)
Small Cap Growth Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Healthcare Products — 7.7%
Glaukos Corp.*	18,246	$2,550,061
Globus Medical, Inc., Class A*	17,086	1,349,965
ICU Medical, Inc.*	6,386	936,187
Lantheus Holdings, Inc.*	12,901	1,431,237
Procept Biorobotics Corp.*	24,145	545,194
Repligen Corp.*	3,059	417,370
STERIS PLC	1,735	365,339
		7,595,353
Healthcare Services — 0.8%
HealthEquity, Inc.*	6,526	589,429
Lumexa Imaging Holdings, Inc.*	17,265	194,749
		784,178
Home Builders — 0.3%
Dream Finders Homes, Inc., Class A*	16,225	280,044
Insurance — 1.9%
Baldwin Insurance Group, Inc.*	2,292	60,921
Exzeo Group, Inc.*	16,934	285,677
Goosehead Insurance, Inc., Class A*	8,784	426,024
Palomar Holdings, Inc.*	4,699	593,907
RLI Corp.	7,872	464,999
		1,831,528
Internet — 0.7%
Ziff Davis, Inc.*	13,040	682,905
Machinery — Construction & Mining — 0.9%
Forgent Power Solutions, Inc., Class A*	15,201	849,128
Machinery — Diversified — 3.7%
ATS Corp.*	20,365	587,006
CSW Industrials, Inc.	2,777	772,839
Gates Industrial Corp. PLC*	33,969	950,113
Kornit Digital Ltd.*	21,212	344,695
Zurn Elkay Water Solutions Corp.	19,727	996,805
		3,651,458
Metal Fabricate/Hardware — 0.5%
Mayville Engineering Co., Inc.*	13,303	498,330
Miscellaneous Manufacturing — 2.2%
Enpro, Inc.	3,453	1,301,539
ITT, Inc.	4,270	844,435
		2,145,974
Oil & Gas — 1.7%
California Resources Corp.	8,882	469,592
Magnolia Oil & Gas Corp., Class A	47,721	1,220,703
		1,690,295
Packaging and Containers — 1.4%
Crown Holdings, Inc.	12,682	1,418,101
Pharmaceuticals — 5.9%
Ascendis Pharma A/S*	4,196	1,119,157
Harrow, Inc.*	12,644	536,991
Madrigal Pharmaceuticals, Inc.*	1,410	757,099
Mirum Pharmaceuticals, Inc.*	13,739	1,608,425
	Number of Shares	Value†

Pharmaceuticals — (continued)
Protagonist Therapeutics, Inc.*	9,416	$1,154,213
Vaxcyte, Inc.*	10,231	594,728
		5,770,613
Retail — 1.8%
Casey's General Stores, Inc.	1,822	1,448,108
Wingstop, Inc.	1,808	313,525
		1,761,633
Semiconductors — 6.4%
Entegris, Inc.	4,695	844,443
MACOM Technology Solutions Holdings, Inc.*	3,900	1,483,443
Nova Ltd.*	1,451	787,806
ON Semiconductor Corp.*	12,395	1,171,823
Tower Semiconductor Ltd.*	7,622	1,986,598
		6,274,113
Software — 10.0%
Asure Software, Inc.*	47,919	380,477
Blackbaud, Inc.*	11,318	335,239
Broadridge Financial Solutions, Inc.	5,254	719,535
Cellebrite DI Ltd.*	20,872	304,731
Consensus Cloud Solutions, Inc.*	19,841	756,934
Dynatrace, Inc.*	16,560	727,150
Global-e Online Ltd.*	18,114	629,099
HeartFlow, Inc.*	21,792	639,377
Jack Henry & Associates, Inc.	2,941	405,094
PDF Solutions, Inc.*	20,508	1,451,761
Porch Group, Inc.*	32,099	482,769
Procore Technologies, Inc.*	5,658	229,828
SS&C Technologies Holdings, Inc.	19,349	1,200,606
The Descartes Systems Group, Inc.*	14,953	1,035,666
Waystar Holding Corp.*	23,960	491,899
		9,790,165
Telecommunications — 1.0%
AST SpaceMobile, Inc.*	10,995	977,016
Transportation — 1.3%
Saia, Inc.*	2,990	1,259,268
TOTAL COMMON STOCKS (Cost $63,517,307)		97,179,118

REAL ESTATE INVESTMENT TRUSTS — 1.0%
Diversified — 1.0%
Lamar Advertising Co., Class A (Cost $400,538)	6,306	983,610

RIGHTS — 0.0%
OmniAb, Inc.*	3,339	8,130
OmniAb, Inc.*	3,339	8,044
TOTAL RIGHTS (Cost $8,726)		16,174

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2026 (Unaudited)
Small Cap Growth Fund
Number ofShares	Value†
SHORT-TERM INVESTMENTS — 1.2%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 3.535%) (Cost $1,186,313)	1,186,313	$1,186,313
TOTAL INVESTMENTS — 101.3% (Cost $65,112,884)		$99,365,215
Other Assets & Liabilities — (1.3)%		(1,232,888)
TOTAL NET ASSETS — 100.0%		$98,132,327

†	See Security Valuation Note.
*	Non-income producing security.
(1)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Valuation Hierarchy table located at the end of the Schedule of Investments.
A/S— Aktieselskab.
ADR— American Depositary Receipt.
AG— Aktiengesellschaft.
PLC— Public Limited Company.
Country Weightings as of 6/30/2026††
United States	89%
Israel	4
Canada	4
United Kingdom	2
Denmark	1
Total	100%
††	% of total investments as of June 30, 2026.
Summary of inputs used to value the Fund’s investments as of 6/30/2026 are as follows (See Security Valuation Note):
ASSETS TABLE
Description	Total Market Value at 6/30/2026	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input^
Common Stocks
Aerospace & Defense	$2,729,006	$2,729,006	$—	$—
Apparel	1,235,936	1,235,936	—	—
Auto Parts & Equipment	282,062	282,062	—	—
Banks	1,110,583	1,110,583	—	—
Biotechnology	11,979,316	11,920,313	55,286	3,717
Building Materials	2,717,742	2,717,742	—	—
Chemicals	2,172,425	2,172,425	—	—
Commercial Services	9,492,685	9,492,685	—	—
Computers	997,399	997,399	—	—
Distribution & Wholesale	1,330,204	1,330,204	—	—
Diversified Financial Services	2,524,535	2,524,535	—	—
Electric	1,612,866	1,612,866	—	—
Electrical Components & Equipment	995,505	995,505	—	—
Electronics	3,845,130	3,845,130	—	—
Engineering & Construction	764,657	764,657	—	—
Entertainment	1,382,594	1,382,594	—	—
Environmental Control	2,749,161	2,749,161	—	—
Food	630,757	630,757	—	—
Food Service	1,366,453	1,366,453	—	—
Healthcare Products	7,595,353	7,595,353	—	—
Healthcare Services	784,178	784,178	—	—
Home Builders	280,044	280,044	—	—
Insurance	1,831,528	1,831,528	—	—
Internet	682,905	682,905	—	—
Machinery — Construction & Mining	849,128	849,128	—	—
Machinery — Diversified	3,651,458	3,651,458	—	—
Metal Fabricate/Hardware	498,330	498,330	—	—
Miscellaneous Manufacturing	2,145,974	2,145,974	—	—
Oil & Gas	1,690,295	1,690,295	—	—
Packaging and Containers	1,418,101	1,418,101	—	—
Pharmaceuticals	5,770,613	5,770,613	—	—
Retail	1,761,633	1,761,633	—	—
Semiconductors	6,274,113	6,274,113	—	—
Software	9,790,165	9,790,165	—	—
Telecommunications	977,016	977,016	—	—
Transportation	1,259,268	1,259,268	—	—
Total Common Stocks	97,179,118	97,120,115	55,286	3,717
Real Estate Investment Trusts	983,610	983,610	—	—
Rights	16,174	—	16,174	—
Short-Term Investments	1,186,313	1,186,313	—	—
Total Investments	$99,365,215	$99,290,038	$71,460	$3,717
^	A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2026 (Unaudited)
Small Cap Growth Fund
It is the Fund's practice to recognize transfers into and transfers out of Level 3 fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2026 (Unaudited)
Small Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — 93.8%
Aerospace & Defense — 2.1%
Ducommun, Inc.*	4,718	$873,821
Mercury Systems, Inc.*	13,967	1,708,583
Moog, Inc., Class A	1,771	750,621
		3,333,025
Agriculture — 0.2%
Del Monte Corp.	12,625	352,364
Airlines — 0.7%
SkyWest, Inc.*	10,835	1,076,241
Apparel — 0.8%
Capri Holdings Ltd.*	32,142	596,877
Kontoor Brands, Inc.	9,291	774,312
		1,371,189
Auto Parts & Equipment — 3.0%
Garrett Motion, Inc.	18,719	678,189
Gentherm, Inc.*	13,600	463,896
Phinia, Inc.	18,939	1,560,006
Versigent PLC*	24,396	1,024,876
Visteon Corp.	11,314	1,122,462
		4,849,429
Banks — 18.3%
Atlantic Union Bankshares Corp.	60,943	2,578,498
Columbia Banking System, Inc.	63,860	2,046,713
Cullen/Frost Bankers, Inc.	1,601	247,387
FB Financial Corp.	29,526	1,634,264
Firstsun Capital Bancorp*	21,778	844,551
Flagstar Bank NA	108,144	1,615,671
Glacier Bancorp, Inc.	51,603	2,661,683
Nicolet Bankshares, Inc.	14,216	2,351,184
Old Second Bancorp, Inc.	71,172	1,659,731
Origin Bancorp, Inc.	31,713	1,622,120
Renasant Corp.	52,924	2,251,387
Seacoast Banking Corp of Florida	46,941	1,560,788
SOUTHSTATE BANK CORP	16,259	1,624,274
UMB Financial Corp.	18,279	2,609,510
Valley National Bancorp	171,820	2,517,163
WesBanco, Inc.	45,481	1,775,124
		29,600,048
Biotechnology — 4.0%
CG oncology, Inc.*	4,049	287,681
Cytokinetics, Inc.*	17,438	1,485,543
Definium Therapeutics, Inc.*	7,316	344,145
Dianthus Therapeutics, Inc.*	3,385	329,970
Halozyme Therapeutics, Inc.*	12,436	973,366
Immunovant, Inc.*	10,098	389,076
Kardigan, Inc.*	19,579	466,959
Krystal Biotech, Inc.*	1,241	461,242
Kymera Therapeutics, Inc.*	3,798	435,517
Ligand Pharmaceuticals, Inc.*	2,491	787,380
Mineralys Therapeutics, Inc.*	6,331	170,810
Xenon Pharmaceuticals, Inc.*	6,874	414,915
		6,546,604
	Number of Shares	Value†

Building Materials — 1.1%
Griffon Corp.	12,127	$1,182,746
Suncrete, Inc., Class A*	24,801	558,767
		1,741,513
Chemicals — 5.0%
Cabot Corp.	10,208	927,091
Ecovyst, Inc.*	48,665	605,879
Element Solutions, Inc.	27,454	1,310,928
H.B. Fuller Co.	7,889	459,850
Ingevity Corp.*	20,739	1,548,581
NewMarket Corp.	1,575	1,246,203
Rogers Corp.*	4,118	674,240
Solstice Advanced Materials, Inc.	15,081	1,336,177
		8,108,949
Coal — 0.3%
Core Natural Resources, Inc.	5,980	478,520
Commercial Services — 1.7%
BrightView Holdings, Inc.*	58,188	824,524
Herc Holdings, Inc.	6,425	920,959
WillScot Holdings Corp.	33,816	975,930
		2,721,413
Computers — 1.8%
Amentum Holdings, Inc.*	53,009	1,095,696
Insight Enterprises, Inc.*	10,644	1,296,439
Varonis Systems, Inc.*	12,747	534,864
		2,926,999
Cosmetics & Personal Care — 0.5%
Edgewell Personal Care Co.	32,138	863,227
Diversified Financial Services — 4.4%
Bread Financial Holdings, Inc.	12,155	1,316,994
Jefferson Capital, Inc.	67,479	1,313,816
Lincoln International, Inc.*	31,970	763,124
PennyMac Financial Services, Inc.	14,576	1,269,570
Perella Weinberg Partners	84,839	1,354,030
Piper Sandler Cos.	15,823	1,144,636
		7,162,170
Electric — 1.9%
Black Hills Corp.	15,829	1,177,677
IDACORP, Inc.	12,046	1,822,560
		3,000,237
Electrical Components & Equipment — 0.4%
Littelfuse, Inc.	1,256	571,895
Electronics — 2.8%
Atmus Filtration Technologies, Inc.	15,728	801,971
Bel Fuse, Inc., Class B	2,112	703,380
ESCO Technologies, Inc.	1,847	646,524
Knowles Corp.*	24,100	999,668
Mirion Technologies, Inc.*	38,143	683,904
Sensata Technologies Holding PLC	15,991	763,410
		4,598,857

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2026 (Unaudited)
Small Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Engineering & Construction — 1.5%
Centuri Holdings, Inc.*	36,008	$1,088,882
Granite Construction, Inc.	8,263	1,306,215
		2,395,097
Entertainment — 1.1%
Churchill Downs, Inc.	3,632	325,573
Lionsgate Studios Corp.*	67,317	1,030,623
Marriott Vacations Worldwide Corp.	4,016	409,150
		1,765,346
Gas — 3.7%
Chesapeake Utilities Corp.	8,676	1,062,637
MDU Resources Group, Inc.	32,620	691,870
ONE Gas, Inc.	14,377	1,108,035
Southwest Gas Holdings, Inc.	16,171	1,434,044
Spire, Inc.	20,663	1,613,574
		5,910,160
Healthcare Products — 2.0%
Globus Medical, Inc., Class A*	7,639	603,557
LivaNova PLC*	15,767	1,296,520
Merit Medical Systems, Inc.*	8,559	593,481
Teleflex, Inc.	5,769	731,279
		3,224,837
Healthcare Services — 1.9%
Acadia Healthcare Co., Inc.*	37,463	1,106,282
Brookdale Senior Living, Inc.*	35,085	564,518
Charles River Laboratories International, Inc.*	4,621	1,047,996
Lumexa Imaging Holdings, Inc.*	35,617	401,760
		3,120,556
Home Builders — 2.9%
Forestar Group, Inc.*	31,638	1,001,343
M/I Homes, Inc.*	8,234	1,323,945
Meritage Homes Corp.	19,659	1,648,407
Taylor Morrison Home Corp.*	9,153	656,636
		4,630,331
Home Furnishings — 0.5%
Alliance Laundry Holdings, Inc.*	27,670	733,808
Household Products & Wares — 0.4%
Spectrum Brands Holdings, Inc.	7,624	653,758
Insurance — 4.8%
Exzeo Group, Inc.*	33,414	563,694
Hamilton Insurance Group Ltd., Class B	30,510	1,035,509
HCI Group, Inc.	6,623	1,160,681
Jackson Financial, Inc., Class A	23,089	2,364,083
NMI Holdings, Inc.*	26,927	1,106,431
Skyward Specialty Insurance Group, Inc.*	25,138	1,466,802
		7,697,200
Iron & Steel — 1.0%
Commercial Metals Co.	24,767	1,554,129
	Number of Shares	Value†

Leisure Time — 2.8%
Callaway Golf Co.*	70,926	$1,332,699
Life Time Group Holdings, Inc.*	30,270	1,236,227
Patrick Industries, Inc.	16,420	1,474,188
Polaris, Inc.	7,721	528,425
		4,571,539
Lodging — 0.4%
Wyndham Hotels & Resorts, Inc.	7,610	640,838
Machinery — Construction & Mining — 2.0%
Terex Corp.	44,024	3,186,897
Machinery — Diversified — 1.0%
Gates Industrial Corp. PLC*	56,457	1,579,102
Metal Fabricate/Hardware — 2.7%
Dpc Holdings Ltd.*	5,254	257,761
Helios Technologies, Inc.	10,584	944,622
Proto Labs, Inc.*	8,768	714,680
Ryerson Holding Corp.	29,446	724,666
Standex International Corp.	3,845	1,375,241
Worthington Steel, Inc.	12,851	431,537
		4,448,507
Mining — 0.7%
Arcosa, Inc.	5,980	868,834
Constellium S.E.*	6,684	213,019
		1,081,853
Oil & Gas — 2.4%
California Resources Corp.	24,586	1,299,862
Chord Energy Corp.	9,048	1,034,186
PBF Energy, Inc., Class A	17,821	811,212
Seadrill Ltd.*	20,917	791,081
		3,936,341
Oil & Gas Services — 2.1%
Flowco Holdings, Inc., Class A	17,970	383,480
Kodiak Gas Services, Inc.	9,525	715,613
Liberty Energy, Inc.	37,878	992,025
Oceaneering International, Inc.*	19,559	792,531
Select Water Solutions, Inc.	25,626	512,007
		3,395,656
Pharmaceuticals — 1.5%
Alkermes PLC*	14,576	763,709
Henry Schein, Inc.*	5,873	490,513
Spyre Therapeutics, Inc.*	5,552	492,907
Supernus Pharmaceuticals, Inc.*	8,055	374,638
Vaxcyte, Inc.*	5,908	343,432
		2,465,199
Retail — 2.8%
Academy Sports & Outdoors, Inc.	12,517	589,926
Advance Auto Parts, Inc.	9,963	619,898
BJ's Restaurants, Inc.*	6,812	413,727
Brinker International, Inc.*	4,448	747,264
La-Z-Boy, Inc.	14,858	596,103
Signet Jewelers Ltd.	5,290	455,998
Urban Outfitters, Inc.*	9,009	638,378

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2026 (Unaudited)
Small Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Retail — (continued)
Yesway, Inc., Class A*	25,935	$526,480
		4,587,774
Savings & Loans — 1.2%
Banc of California, Inc.	93,400	1,908,162
Semiconductors — 2.4%
Allegro MicroSystems, Inc.*	15,705	1,093,382
Axcelis Technologies, Inc.*	3,518	666,485
FormFactor, Inc.*	3,304	528,409
IPG Photonics Corp.*	5,202	610,299
Onto Innovation, Inc.*	1,522	576,001
Synaptics, Inc.*	3,740	464,620
		3,939,196
Software — 0.6%
Manhattan Associates, Inc.*	2,660	370,405
nCino, Inc.*	34,252	560,020
		930,425
Telecommunications — 0.8%
Viasat, Inc.*	14,453	1,298,024
Transportation — 1.6%
ArcBest Corp.	6,880	987,555
DHT Holdings, Inc.	43,497	719,006
Scorpio Tankers, Inc.	13,461	932,309
		2,638,870
TOTAL COMMON STOCKS (Cost $127,628,769)		151,596,285

REAL ESTATE INVESTMENT TRUSTS — 6.7%
Diversified — 1.0%
InvenTrust Properties Corp.	44,750	1,584,150
Healthcare — 0.9%
Janus Living, Inc., Class A-1	50,987	1,465,366
Hotels & Resorts — 0.6%
Ryman Hospitality Properties, Inc.	7,509	965,282
Industrial — 1.1%
Terreno Realty Corp.	28,079	1,818,677
Mortgage Banks — 0.5%
Ladder Capital Corp.	80,550	801,472
Office Property — 1.6%
COPT Defense Properties	72,651	2,643,770
Single Tenant — 0.6%
Four Corners Property Trust, Inc.	38,831	953,301
Storage & Warehousing — 0.4%
Smartstop Self Storage REIT, Inc.	17,493	568,523
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $9,700,879)		10,800,541
Number ofShares	Value†
SHORT-TERM INVESTMENTS — 0.7%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 3.535%) (Cost $1,168,736)	1,168,736	$1,168,736
TOTAL INVESTMENTS — 101.2% (Cost $138,498,384)		$163,565,562
Other Assets & Liabilities — (1.2)%		(1,893,541)
TOTAL NET ASSETS — 100.0%		$161,672,021

†	See Security Valuation Note.
*	Non-income producing security.
NA— National Association.
PLC— Public Limited Company.
REIT— Real Estate Investment Trust.
S.E.— Societas Europaea.
Country Weightings as of 6/30/2026††
United States	94%
Bermuda	2
United Kingdom	1
Switzerland	1
Canada	1
Monaco	1
Total	100%
††	% of total investments as of June 30, 2026.
Summary of inputs used to value the Fund’s investments as of 6/30/2026 are as follows (See Security Valuation Note):
ASSETS TABLE
Description	Total Market Value at 6/30/2026	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Common Stocks	$151,596,285	$151,596,285	$—	$—
Real Estate Investment Trusts	10,800,541	10,800,541	—	—
Short-Term Investments	1,168,736	1,168,736	—	—
Total Investments	$163,565,562	$163,565,562	$—	$—
It is the Fund's practice to recognize transfers into and transfers out of Level 3 fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2026 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — 95.3%
Advertising — 0.1%
Advantage Solutions, Inc.*	104	$4,497
Boston Omaha Corp., Class A*	700	9,548
Clear Channel Outdoor Holdings, Inc.*	11,400	27,588
MNTN, Inc., Class A*	1,400	12,880
National CineMedia, Inc.	1,700	6,460
Nexxen International Ltd.*	900	8,127
Stagwell, Inc.*	2,700	20,061
Taboola.com Ltd.*	3,700	18,500
TechTarget, Inc.*	900	3,240
		110,901
Aerospace & Defense — 1.9%
AAR Corp.*	1,069	152,792
AerSale Corp.*	1,000	6,320
Aevex Corp., Class A*	500	10,445
AIRO Group Holdings, Inc.*	719	5,313
Amprius Technologies, Inc.*	4,000	55,440
Archer Aviation, Inc., Class A*	19,500	92,235
Astronics Corp.*	895	72,728
Astronics Corp., Class B*	159	12,084
Beta Technologies, Inc., Class A*	900	15,075
Ducommun, Inc.*	400	74,084
Eve Holding, Inc.*	3,000	7,530
Firefly Aerospace, Inc.*	2,300	67,620
Innovative Solutions and Support, Inc.*	400	7,200
Intuitive Machines, Inc.*	3,700	79,143
Joby Aviation, Inc.*	19,600	174,832
Mercury Systems, Inc.*	1,600	195,728
Moog, Inc., Class A	801	339,496
National Presto Industries, Inc.	148	18,499
Ondas, Inc.*	14,100	116,184
Red Cat Holdings, Inc.*	3,200	34,080
Redwire Corp.*	5,700	69,711
Starfighters Space, Inc.*	1,000	5,320
TAT Technologies Ltd.*	400	19,292
Unusual Machines, Inc. *	1,300	28,990
Virgin Galactic Holdings, Inc.*	2,900	8,381
Voyager Technologies, Inc., Class A*	1,526	49,213
York Space Systems, Inc.*	500	12,310
		1,730,045
Agriculture — 0.3%
Alico, Inc.	200	8,274
Del Monte Corp.	916	25,566
Dole PLC	2,300	31,556
Limoneira Co.	600	7,878
Tejon Ranch Co.*	625	11,687
The Andersons, Inc.	932	63,749
Turning Point Brands, Inc.	500	42,405
Universal Corp.	755	39,388
Vital Farms, Inc.*	1,000	11,630
		242,133
Airlines — 0.3%
Allegiant Travel Co.*	710	83,496
Frontier Group Holdings, Inc.*	1,500	11,865
JetBlue Airways Corp.*	9,900	56,727
	Number of Shares	Value†

Airlines — (continued)
Republic Airways Holdings, Inc.*	400	$8,404
SkyWest, Inc.*	1,081	107,376
		267,868
Apparel — 0.6%
Capri Holdings Ltd.*	3,500	64,995
Carter's, Inc.	1,000	41,160
Ermenegildo Zegna N.V.	1,100	14,322
Fossil Group, Inc.*	1,600	6,624
Kontoor Brands, Inc.	1,600	133,344
Oxford Industries, Inc.	408	14,227
Rocky Brands, Inc.	200	8,248
Steven Madden Ltd.	2,073	87,273
Superior Group of Cos., Inc.	300	3,936
Torrid Holdings, Inc.*	400	748
Under Armour, Inc., Class A*	5,600	35,784
Under Armour, Inc., Class C*	5,400	33,588
Weyco Group, Inc.	200	7,866
Wolverine World Wide, Inc.	2,282	37,722
		489,837
Auto Manufacturers — 0.1%
Blue Bird Corp.*	892	70,432
Hyliion Holdings Corp.*	3,300	17,193
Lucid Group, Inc.*	3,700	24,753
Wabash National Corp.	1,000	13,500
		125,878
Auto Parts & Equipment — 1.2%
Adient PLC*	2,300	42,274
Aeva Technologies, Inc.*	680	19,530
Commercial Vehicle Group, Inc.*	1,000	4,620
Cooper-Standard Holdings, Inc.*	500	13,525
Dana, Inc.	3,196	86,963
Dauch Corp.*	6,916	37,485
Dorman Products, Inc.*	787	107,386
Douglas Dynamics, Inc.	700	37,765
Fox Factory Holding Corp.*	1,257	21,300
Garrett Motion, Inc.	5,000	181,150
Gentherm, Inc.*	868	29,607
Holley, Inc.*	1,700	4,335
indie Semiconductor, Inc., Class A*	5,500	24,695
Methode Electronics, Inc.	1,060	20,108
Microvast Holdings, Inc.*	6,200	7,254
Miller Industries, Inc.	343	17,544
Motorcar Parts of America, Inc.*	300	4,596
Phinia, Inc.	1,047	86,241
SES AI Corp.*	7,600	7,298
Solid Power, Inc.*	6,000	15,540
Standard Motor Products, Inc.	600	23,382
Strattec Security Corp.*	100	8,145
The Goodyear Tire & Rubber Co.*	8,195	54,087
Titan International, Inc.*	1,300	10,023
Versigent PLC*	2,100	88,221
Visteon Corp.	727	72,126
XPEL, Inc.*	700	34,720
		1,059,920

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2026 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Banks — 9.6%
1st Source Corp.	548	$44,706
ACNB Corp.	300	17,814
Alerus Financial Corp.	700	21,770
Amalgamated Financial Corp.	500	22,950
Amerant Bancorp, Inc.	1,000	25,520
Ameris Bancorp	1,912	172,577
Ames National Corp.	200	5,922
Arrow Financial Corp.	475	19,470
Associated Banc-Corp.	4,200	129,234
Atlantic Union Bankshares Corp.	4,137	175,036
Avidbank Holdings, Inc.*	300	9,909
Avidia Bancorp, Inc.	500	10,495
BancFirst Corp.	620	68,901
Bank First Corp.	235	34,862
Bank of Hawaii Corp.	1,100	89,639
Bank of Marin Bancorp	480	13,296
Bank7 Corp.	100	4,895
BankUnited, Inc.	2,100	101,745
Bankwell Financial Group, Inc.	200	11,750
Banner Corp.	1,000	66,440
Bar Harbor Bankshares	497	18,767
BayCom Corp.	300	9,870
BCB Bancorp, Inc.	500	5,360
Blue Ridge Bankshares, Inc.	2,200	7,766
Bridgewater Bancshares, Inc.*	700	14,728
Burke & Herbert Financial Services Corp.	423	30,397
Business First Bancshares, Inc.	900	27,657
Byline Bancorp, Inc.	885	33,329
C&F Financial Corp.	100	8,000
California BanCorp	777	16,193
Camden National Corp.	439	23,803
Capital Bancorp, Inc.	300	10,536
Capital City Bank Group, Inc.	379	18,730
Carter Bankshares, Inc.	600	20,406
Cathay General Bancorp	1,850	114,682
CB Financial Services, Inc.	100	3,790
Central Pacific Financial Corp.	700	26,740
Chain Bridge Bancorp, Inc., Class A*	100	4,205
Chemung Financial Corp.	100	7,458
ChoiceOne Financial Services, Inc.	400	13,600
Citizens & Northern Corp.	556	12,960
Citizens Financial Services, Inc.	102	7,389
City Holding Co.	420	55,709
Civista Bancshares, Inc.	600	16,932
CNB Financial Corp.	844	28,451
Coastal Financial Corp.*	361	27,981
CoastalSouth Bancshares, Inc.	200	5,370
Colony Bankcorp, Inc.	500	10,045
Commercial Bancgroup, Inc.	200	6,458
Community Bancorp	200	7,820
Community Financial System, Inc.	1,537	103,163
Community Trust Bancorp, Inc.	483	34,950
Community West Bancshares	626	16,814
ConnectOne Bancorp, Inc.	1,413	47,251
Customers Bancorp, Inc.*	880	69,608
	Number of Shares	Value†

Banks — (continued)
CVB Financial Corp.	4,932	$111,217
Dime Commercial Bancshares, Inc.	1,209	49,146
Eagle Bancorp, Inc.	873	24,784
Eagle Financial Services, Inc.	100	4,146
Eastern Bankshares, Inc.	6,319	140,535
ECB Bancorp, Inc.*	100	2,008
Enterprise Financial Services Corp.	1,080	71,150
Equity Bancshares, Inc., Class A	453	22,192
Esquire Financial Holdings, Inc.	200	23,822
Farmers & Merchants Bancorp, Inc.	400	12,232
Farmers National Banc Corp.	1,760	25,696
FB Bancorp, Inc.*	500	7,530
FB Financial Corp.	1,226	67,859
Fidelity D&D Bancorp, Inc.	100	5,142
Financial Institutions, Inc.	540	21,044
Finwise Bancorp*	300	4,350
First Bancorp	1,124	71,857
First Bancorp	4,500	117,315
First Bank	500	8,865
First Busey Corp.	2,414	71,213
First Business Financial Services, Inc.	200	12,634
First Commonwealth Financial Corp.	3,021	61,417
First Community Bankshares, Inc.	426	18,923
First Community Corp.	300	9,804
First Financial Bancorp	3,074	103,993
First Financial Bankshares, Inc.	3,704	128,158
First Financial Corp.	280	21,683
First Internet Bancorp	300	8,340
First Interstate BancSystem, Inc., Class A	2,687	103,611
First Merchants Corp.	1,800	78,642
First Mid Bancshares, Inc.	700	33,663
First National Corp.	300	9,006
First Northern Community Bancorp*	400	7,176
First United Corp.	200	8,822
Firstsun Capital Bancorp*	689	26,719
Five Star Bancorp	400	19,476
Flagstar Bank NA	8,966	133,952
Franklin Financial Services Corp.	100	6,260
Fulton Financial Corp.	5,693	137,714
FVCBankcorp, Inc.	500	8,750
GBank Financial Holdings, Inc.*	300	9,093
German American Bancorp, Inc.	1,038	49,263
Glacier Bancorp, Inc.	3,829	197,500
Great Southern Bancorp, Inc.	171	13,408
Hancock Whitney Corp.	2,378	177,684
Hanmi Financial Corp.	813	26,341
Hanover Bancorp, Inc.	100	2,332
Hawthorn Bancshares, Inc.	200	7,860
HBT Financial, Inc.	400	12,796
Heritage Financial Corp.	1,230	36,433
Hilltop Holdings, Inc.	1,142	44,287
Home BancShares, Inc.	5,435	155,169
Hope Bancorp, Inc.	3,667	50,165
Horizon Bancorp, Inc.	1,450	28,971
Independent Bank Corp.	1,347	112,771

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2026 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Banks — (continued)
Independent Bank Corp.	600	$21,642
International Bancshares Corp.	1,525	115,824
Investar Holding Corp.	400	11,984
Isabella Bank Corp.	200	7,900
John Marshall Bancorp, Inc.	400	8,720
Kearny Financial Corp.	1,445	13,670
Lakeland Financial Corp.	691	42,649
Landmark Bancorp, Inc.	210	6,449
LCNB Corp.	400	7,036
Live Oak Bancshares, Inc.	1,100	44,924
MainStreet Bancshares, Inc.	100	2,469
Mechanics Bancorp, Class A	1,300	20,670
Mercantile Bank Corp.	500	28,710
Merchants Bancorp	700	35,000
Meridian Corp.	300	6,009
Metrocity Bankshares, Inc.	700	25,123
Metropolitan Bank Holding Corp.	300	29,628
Mid Penn Bancorp, Inc.	600	20,904
Midland States Bancorp, Inc.	600	18,684
MVB Financial Corp.	400	11,604
National Bank Holdings Corp., Class A	1,300	57,759
National Bankshares, Inc.	200	7,266
NB Bancorp, Inc.	1,139	24,067
NBT Bancorp, Inc.	1,469	72,525
NewtekOne, Inc.	600	8,886
Nicolet Bankshares, Inc.	562	92,949
Northeast Bank	200	26,506
Northeast Community Bancorp, Inc.	300	8,322
Northpointe Bancshares, Inc.	600	11,508
Northrim BanCorp, Inc.	560	15,534
Norwood Financial Corp.	300	9,645
Oak Valley Bancorp	200	6,749
OFG Bancorp	1,210	59,375
Ohio Valley Banc Corp.	100	4,343
Old National Bancorp	9,868	255,581
Old Second Bancorp, Inc.	1,400	32,648
OP Bancorp	400	5,996
Orange County Bancorp, Inc.	400	14,712
Origin Bancorp, Inc.	900	46,035
Orrstown Financial Services, Inc.	500	20,415
Park National Corp.	512	93,691
Parke Bancorp, Inc.	300	9,948
Pathward Financial, Inc.	600	52,236
PCB Bancorp	300	8,511
Peapack-Gladstone Financial Corp.	436	20,636
Peoples Bancorp of North Carolina, Inc.	100	4,309
Peoples Bancorp, Inc.	991	38,064
Peoples Financial Services Corp.	300	19,911
Pioneer Bancorp, Inc.*	200	3,414
Plumas Bancorp	200	11,688
Ponce Financial Group, Inc.*	600	11,964
Preferred Bank	336	35,703
Primis Financial Corp.	500	8,185
Princeton Bancorp, Inc.	200	7,590
QCR Holdings, Inc.	500	48,675
RBB Bancorp	400	10,966
	Number of Shares	Value†

Banks — (continued)
Red River Bancshares, Inc.	100	$9,128
Renasant Corp.	2,735	116,347
Republic Bancorp, Inc., Class A	187	16,910
Rhinebeck Bancorp, Inc.*	200	3,462
Richmond Mutual BanCorp, Inc.	300	4,764
S&T Bancorp, Inc.	1,089	53,448
Seacoast Banking Corp of Florida	2,696	89,642
ServisFirst Bancshares, Inc.	1,500	130,125
Shore Bancshares, Inc.	865	19,852
Sierra Bancorp	312	12,717
Simmons First National Corp., Class A	4,296	97,304
SmartFinancial, Inc.	400	18,768
South Plains Financial, Inc.	500	21,543
Southern First Bancshares, Inc.*	300	18,330
Southside Bancshares, Inc.	771	27,132
SR Bancorp, Inc.	300	5,904
Sterling Bancorp, Inc.*	600	0
Stock Yards Bancorp, Inc.	767	58,653
Texas Capital Bancshares, Inc.	1,200	123,912
The Bancorp, Inc.*	1,112	69,656
The Bank of NT Butterfield & Son Ltd.	1,118	66,521
The First Bancorp, Inc.	334	11,630
Third Coast Bancshares, Inc.*	500	20,200
Tompkins Financial Corp.	408	38,564
Towne Bank	2,577	93,391
TriCo Bancshares	898	48,357
Triumph Financial, Inc.*	600	45,786
TrustCo Bank Corp.	450	24,710
Trustmark Corp.	1,630	74,996
UMB Financial Corp.	2,069	295,370
United Bankshares, Inc.	3,960	181,487
United Community Banks, Inc.	3,371	118,288
Unity Bancorp, Inc.	200	11,738
Univest Financial Corp.	787	34,431
Valley National Bancorp	14,083	206,316
Virginia National Bankshares Corp.	100	4,438
Walker & Dunlop, Inc.	940	51,418
Washington Trust Bancorp, Inc.	570	20,794
WesBanco, Inc.	2,634	102,805
West BanCorp, Inc.	478	12,681
Westamerica BanCorp	673	39,485
Western New England Bancorp, Inc.	600	8,580
		8,694,262
Beverages — 0.2%
BRC, Inc., Class A*	1,800	1,998
MGP Ingredients, Inc.	400	7,008
National Beverage Corp.*	684	21,341
The Boston Beer Co., Inc., Class A*	200	35,406
The Vita Coco Co., Inc.*	1,400	92,596
Westrock Coffee Co.*	1,100	8,921
		167,270
Biotechnology — 10.4%
4D Molecular Therapeutics, Inc.*	1,300	17,290
Abeona Therapeutics, Inc.*	1,400	8,652
Absci Corp.*	4,000	46,360

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2026 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Biotechnology — (continued)
ACADIA Pharmaceuticals, Inc.*	3,700	$93,610
Achieve Life Sciences, Inc.*	2,300	15,019
Acumen Pharmaceuticals, Inc.*	1,500	4,005
ADC Therapeutics S.A.*	2,600	2,782
ADMA Biologics, Inc.*	6,700	56,079
Agenus, Inc.*	1,200	3,672
Akero Therapeutics, Inc.(1),*	2,000	1,300
Aktis Oncology, Inc.*	600	19,338
Alector, Inc.*	3,000	6,030
Allogene Therapeutics, Inc.*	7,800	16,224
Alpha Teknova, Inc.*	500	2,840
Altimmune, Inc.*	5,800	17,632
Alto Neuroscience, Inc.*	800	21,112
Alumis, Inc.*	2,307	64,919
ALX Oncology Holdings, Inc.*	3,300	6,831
AN2 Therapeutics, Inc.*	800	3,872
AnaptysBio, Inc.*	600	40,500
Anavex Life Sciences Corp.*	2,100	5,439
ANI Pharmaceuticals, Inc.*	600	49,668
Annexon, Inc.*	4,500	25,695
Apogee Therapeutics, Inc.*	1,300	172,549
Arbutus Biopharma Corp.*	4,100	19,680
Arcellx, Inc.*	1,030	0
Arcturus Therapeutics Holdings, Inc.*	700	4,704
Arcus Biosciences, Inc.*	2,600	80,158
Arcutis Biotherapeutics, Inc.*	3,300	86,526
Ardelyx, Inc.*	6,700	34,170
ArriVent Biopharma, Inc.*	1,100	38,214
ARS Pharmaceuticals, Inc.*	1,800	14,418
Assembly Biosciences, Inc.*	300	8,244
AtaiBeckley, Inc.*	9,300	49,011
Atea Pharmaceuticals, Inc.*	1,800	8,370
Aura Biosciences, Inc.*	1,096	7,782
Aurinia Pharmaceuticals, Inc.*	3,500	59,395
Avalo Therapeutics, Inc.*	1,200	22,176
Avalyn Pharma, Inc.*	500	16,460
Beam Therapeutics, Inc.*	2,900	99,528
Benitec Biopharma, Inc.*	500	6,690
Bicara Therapeutics, Inc.*	1,300	38,597
BioAge Labs, Inc.*	1,000	24,510
BioCryst Pharmaceuticals, Inc.*	6,787	67,870
Biohaven Ltd.*	3,861	57,452
Bright Minds Biosciences, Inc.*	200	14,040
C4 Therapeutics, Inc.*	3,000	14,010
Cabaletta Bio, Inc.*	3,300	10,263
CAMP4 Therapeutics Corp.*	1,000	4,370
Canton Strategic Holdings, Inc.*	1,400	3,948
Capricor Therapeutics, Inc.*	1,600	38,528
Caribou Biosciences, Inc.*	2,800	4,928
Cartesian Therapeutics, Inc.*	160	1,667
Celcuity, Inc.*	1,100	115,082
Celldex Therapeutics, Inc.*	2,300	85,583
Century Therapeutics, Inc.*	3,700	9,065
Certara, Inc.*	3,400	22,270
CG oncology, Inc.*	2,115	150,271
Chinook Therapeutics, Inc.*	2,060	0
	Number of Shares	Value†

Biotechnology — (continued)
Climb Bio, Inc.*	1,000	$13,040
Cogent Biosciences, Inc.*	4,655	180,149
Compass Therapeutics, Inc.*	3,600	7,884
Contineum Therapeutics, Inc., Class A*	800	13,112
Crescent Biopharma, Inc.*	600	10,800
Crinetics Pharmaceuticals, Inc.*	3,000	112,260
CRISPR Therapeutics AG*	2,632	143,549
Cullinan Therapeutics, Inc.*	1,800	32,778
Cytek Biosciences, Inc.*	3,600	15,948
Cytokinetics, Inc.*	3,701	315,288
CytomX Therapeutics, Inc.*	5,200	19,500
Damora Therapeutics, Inc.*	1,600	41,616
Definium Therapeutics, Inc.*	3,600	169,344
Denali Therapeutics, Inc.*	4,227	108,718
Design Therapeutics, Inc.*	900	13,023
DiaMedica Therapeutics, Inc.*	1,000	7,040
Dianthus Therapeutics, Inc.*	1,300	126,724
Disc Medicine, Inc.*	800	58,512
Dyne Therapeutics, Inc.*	3,898	86,575
Edgewise Therapeutics, Inc.*	2,019	82,032
Editas Medicine, Inc.*	2,500	8,100
Eikon Therapeutics, Inc.*	700	9,135
Eledon Pharmaceuticals, Inc.*	2,000	7,880
Emergent BioSolutions, Inc.*	1,700	14,246
Entrada Therapeutics, Inc.*	800	5,888
Erasca, Inc.*	5,800	106,256
Esperion Therapeutics, Inc.*	7,000	22,120
Evolus, Inc.*	1,500	10,410
Evommune, Inc.*	300	3,987
EyePoint, Inc.*	2,100	30,030
First Tracks Biotherapeutics, Inc.*	700	14,084
Forafric Global PLC*	200	2,016
Forte Biosciences, Inc.*	600	12,750
Generate Biomedicines, Inc.*	700	11,809
Geron Corp.*	14,640	18,739
Greenwich Lifesciences, Inc.*	200	4,692
Ideaya Biosciences, Inc.*	2,273	84,715
Immix Biopharma, Inc.*	1,200	12,372
ImmunityBio, Inc.*	11,200	98,056
Immunome, Inc.*	3,100	65,689
Immunovant, Inc.*	2,500	96,325
Inhibrx Biosciences, Inc.*	300	28,425
Innoviva, Inc.*	2,200	49,962
Intellia Therapeutics, Inc.*	3,957	66,952
Invivyd, Inc.*	6,400	5,583
Iovance Biotherapeutics, Inc.*	11,500	47,840
Jade Biosciences, Inc.*	908	20,176
Janux Therapeutics, Inc.*	1,200	18,432
Kailera Therapeutics, Inc.*	1,300	28,639
Karyopharm Therapeutics, Inc.*	600	5,862
Keros Therapeutics, Inc.*	740	7,918
Kiniksa Pharmaceuticals International PLC*	1,200	76,740
Kodiak Sciences, Inc.*	1,100	42,856
Korro Bio, Inc.*	200	2,636
Krystal Biotech, Inc.*	750	278,752

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2026 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Biotechnology — (continued)
Kura Oncology, Inc.*	2,300	$25,231
Kymera Therapeutics, Inc.*	1,800	206,406
Kyverna Therapeutics, Inc.*	1,200	10,692
Larimar Therapeutics, Inc.*	1,500	4,575
LB Pharmaceuticals, Inc.*	700	22,719
LENZ Therapeutics, Inc.*	485	2,755
Lexeo Therapeutics, Inc.*	1,700	7,914
Lexicon Pharmaceuticals, Inc.*	7,300	17,520
Ligand Pharmaceuticals, Inc.*	580	183,332
Lineage Cell Therapeutics, Inc.*	5,500	7,205
Liquidia Corp.*	2,000	159,460
MacroGenics, Inc.*	1,900	8,778
MapLight Therapeutics, Inc.*	200	7,168
Maravai LifeSciences Holdings, Inc., Class A*	2,900	18,096
Maze Therapeutics, Inc.*	1,055	31,481
MBX Biosciences, Inc.*	900	49,680
MeiraGTx Holdings PLC*	1,800	24,318
Merrimack Pharmaceuticals, Inc.*	400	0
Mineralys Therapeutics, Inc.*	1,700	45,866
Monopar Therapeutics, Inc.*	160	14,814
Monte Rosa Therapeutics, Inc.*	2,100	50,820
Myriad Genetics, Inc.*	2,800	15,988
Nektar Therapeutics*	1,000	69,810
NeoGenomics, Inc.*	3,800	55,442
Neumora Therapeutics, Inc.*	3,100	5,270
Niagen Bioscience, Inc.*	1,400	4,466
Nkarta, Inc.*	1,900	5,377
Novavax, Inc.*	4,100	38,622
Nurix Therapeutics, Inc.*	2,800	67,928
Nuvalent, Inc., Class A*	1,516	187,226
Nuvation Bio, Inc.*	7,300	41,464
Olema Pharmaceuticals, Inc.*	2,300	28,773
Omeros Corp.*	1,900	18,069
OmniAb, Inc.*	2,479	6,098
Opus Genetics, Inc.*	1,600	6,576
Organogenesis Holdings, Inc.*	1,700	4,131
Oruka Therapeutics, Inc.*	1,404	133,619
Ovid therapeutics, Inc.*	4,500	12,105
Palisade Bio, Inc.*	4,400	9,196
Palvella Therapeutics, Inc.*	300	45,846
Perspective Therapeutics, Inc.*	3,100	10,571
Phathom Pharmaceuticals, Inc.*	1,200	13,020
Praxis Precision Medicines, Inc.*	700	234,353
Precigen, Inc.*	5,600	31,920
Precision BioSciences, Inc.*	700	5,502
Prelude Therapeutics, Inc.*	900	4,797
Prime Medicine, Inc.*	2,800	10,332
ProKidney Corp.*	2,300	4,692
Protalix BioTherapeutics, Inc.*	2,600	6,058
Protara Therapeutics, Inc.*	1,200	4,584
Prothena Corp. PLC*	1,100	10,769
PTC Therapeutics, Inc.*	2,300	187,611
Puma Biotechnology, Inc.*	1,300	10,543
Rapport Therapeutics, Inc.*	900	37,503
	Number of Shares	Value†

Biotechnology — (continued)
Recursion Pharmaceuticals, Inc., Class A*	14,800	$54,316
REGENXBIO, Inc.*	1,400	16,772
Relay Therapeutics, Inc.*	4,700	87,937
Relmada Therapeutics, Inc.*	2,800	19,376
Replimune Group, Inc.*	2,300	25,461
Rezolute, Inc.*	2,200	11,440
Rigel Pharmaceuticals, Inc.*	529	20,694
Rocket Pharmaceuticals, Inc.*	2,200	7,524
SAB Biotherapeutics, Inc.*	1,300	5,070
Sana Biotechnology, Inc.*	4,900	17,101
Sarepta Therapeutics, Inc.*	3,000	53,910
Savara, Inc.*	4,200	25,872
Scholar Rock Holding Corp.*	3,200	176,000
Septerna, Inc.*	600	20,094
Shattuck Labs, Inc.*	1,800	12,492
Sionna Therapeutics, Inc.*	500	21,995
Solid Biosciences, Inc.*	2,300	22,977
Spruce Biosciences, Inc.*	100	5,400
Stoke Therapeutics, Inc.*	1,600	52,352
Surrozen, Inc.*	200	5,190
Sutro Biopharma, Inc.*	500	16,600
Syndax Pharmaceuticals, Inc.*	2,600	56,836
Tango Therapeutics, Inc.*	3,900	121,914
Tarsus Pharmaceuticals, Inc.*	1,200	75,528
Taysha Gene Therapies, Inc.*	6,986	47,575
Tectonic Therapeutic, Inc.*	300	10,313
Tenax Therapeutics, Inc.*	700	10,185
TG Therapeutics, Inc.*	4,100	225,254
Theravance Biopharma, Inc.*	1,100	18,700
Third Harmonic Bio, Inc.*	600	0
Tobira Therapeutic, Inc.*	400	1,812
Travere Therapeutics, Inc.*	2,500	142,025
TriSalus Life Sciences, Inc.*	1,400	6,370
Tyra Biosciences, Inc.*	1,100	35,134
Ultragenyx Pharmaceutical, Inc.*	2,800	93,492
Unicycive Therapeutics, Inc.*	700	3,283
Upstream Bio, Inc.*	900	6,228
UroGen Pharma Ltd.*	1,200	44,160
Vera Therapeutics, Inc.*	1,800	77,238
Veracyte, Inc.*	2,300	135,079
Verastem, Inc.*	2,400	9,168
Vericel Corp.*	1,500	66,735
Vir Biotechnology, Inc.*	3,600	36,684
Viridian Therapeutics, Inc.*	2,600	47,762
Vor BioPharma, Inc.*	1,200	22,092
WaVe Life Sciences Ltd.*	3,800	22,078
Whitehawk Therapeutics, Inc.*	1,000	4,580
X4 Pharmaceuticals, Inc.*	2,400	11,208
Xencor, Inc.*	1,900	30,590
Xenon Pharmaceuticals, Inc.*	2,779	167,740
XOMA Royalty Corp.*	300	12,750
Zenas Biopharma, Inc.*	800	20,304
Zentalis Pharmaceuticals, Inc.*	1,500	7,275
Zevra Therapeutics, Inc.*	1,700	24,378
Zura Bio Ltd.*	1,800	10,620

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2026 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Biotechnology — (continued)
Zymeworks, Inc.*	1,400	$36,596
		9,344,712
Building Materials — 0.8%
AirJoule Technologies Corp.*	800	4,432
Apogee Enterprises, Inc.	643	29,411
Aspen Aerogels, Inc.*	1,900	12,046
Boise Cascade Co.	1,000	77,630
Gibraltar Industries, Inc.*	840	37,884
Griffon Corp.	1,056	102,992
Knife River Corp.*	1,600	133,840
LSI Industries, Inc.	1,000	26,580
Masterbrand, Inc.*	5,866	60,361
NWPX Infrastructure, Inc.*	300	44,982
SmartRent, Inc.*	5,200	6,188
Smith-Midland Corp.*	100	2,900
Tecnoglass, Inc.	700	32,767
Titan America S.A.*	800	14,928
UFP Industries, Inc.	1,649	149,630
		736,571
Chemicals — 1.9%
AdvanSix, Inc.	800	15,904
Ashland, Inc.	1,300	85,657
Balchem Corp.	941	158,982
Cabot Corp.	1,500	136,230
Calumet, Inc.*	2,000	72,040
Codexis, Inc.*	2,000	4,520
Ecovyst, Inc.*	3,100	38,595
FMC Corp.	3,700	42,550
H.B. Fuller Co.	1,580	92,098
Hawkins, Inc.	584	82,986
Huntsman Corp.	4,900	52,038
Ingevity Corp.*	1,026	76,612
Innospec, Inc.	746	60,717
Intrepid Potash, Inc.*	270	8,851
Koppers Holdings, Inc.	520	23,348
Kronos Worldwide, Inc.	500	3,165
Lightwave Logic, Inc.*	4,700	44,462
Mativ Holdings, Inc.	1,655	12,528
Minerals Technologies, Inc.	928	68,644
Oil-Dri Corp of America	300	30,663
Orion S.A.	1,700	11,271
Perimeter Solutions, Inc.*	4,400	156,860
Quaker Chemical Corp.	417	66,249
Rayonier Advanced Materials, Inc.*	1,900	14,934
Rogers Corp.*	517	84,648
Sensient Technologies Corp.	1,158	142,770
Stepan Co.	676	37,667
The Chemours Co.	4,400	90,288
Tronox Holdings PLC	3,300	20,790
		1,736,067
Coal — 0.5%
Alpha Metallurgical Resources, Inc.*	318	52,451
American Resources Corp.*	2,700	5,805
Core Natural Resources, Inc.	1,466	117,309
	Number of Shares	Value†

Coal — (continued)
Hallador Energy Co.*	1,000	$17,390
NACCO Industries, Inc., Class A	100	5,005
Peabody Energy Corp.	3,600	83,232
Ramaco Resources, Inc., Class A*	1,331	17,609
SunCoke Energy, Inc.	2,241	18,040
Warrior Met Coal, Inc.	1,500	121,740
		438,581
Commercial Services — 3.9%
ABM Industries, Inc.	1,651	73,040
Acacia Research Corp.*	1,500	6,990
AirSculpt Technologies, Inc.*	300	1,350
Alarm.com Holdings, Inc.*	1,400	65,408
Alta Equipment Group, Inc.*	700	4,529
American Public Education, Inc.*	500	26,850
AMN Healthcare Services, Inc.*	1,109	35,898
Arlo Technologies, Inc.*	3,133	42,233
Barrett Business Services, Inc.	720	25,574
BrightView Holdings, Inc.*	2,115	29,969
Cadiz, Inc.*	1,600	6,688
Carriage Services, Inc.	400	15,336
Cass Information Systems, Inc.	298	15,293
CBIZ, Inc.*	1,421	45,586
Chaince Digital Holdings, Inc.*	2,000	8,740
Cimpress PLC*	420	42,714
Clarivate PLC*	10,200	22,032
CoreCivic, Inc.*	2,800	85,064
Coursera, Inc.*	6,120	34,517
Covista, Inc.*	984	122,665
CPI Card Group, Inc.*	200	4,156
CRA International, Inc.	174	24,760
Cross Country Healthcare, Inc.*	784	10,357
Custom Truck One Source, Inc.*	1,800	21,258
Deluxe Corp.	1,207	28,823
Distribution Solutions Group, Inc.*	342	9,354
Dlocal Ltd.	2,600	33,787
Driven Brands Holdings, Inc.*	1,700	23,698
Emerald Holding, Inc.	600	3,024
Ennis, Inc.	758	16,107
EVERTEC, Inc.	1,739	48,309
First Advantage Corp.*	2,378	42,923
Flywire Corp.*	3,500	61,495
Franklin Covey Co.*	197	4,832
FTAI Infrastructure, Inc.	2,700	12,528
GPGI, Inc.	5,200	82,420
Graham Holdings Co., Class B	90	102,728
Green Dot Corp., Class A*	1,640	22,156
Healthcare Services Group, Inc.*	1,880	46,173
Herc Holdings, Inc.	915	131,156
Hertz Global Holdings, Inc.*	3,100	7,021
HireQuest, Inc.	200	2,512
Huron Consulting Group, Inc.*	462	41,654
ICF International, Inc.	535	38,980
Information Services Group, Inc.	1,200	4,932
Insperity, Inc.	1,013	41,847
John Wiley & Sons, Inc., Class A	1,100	53,361
Kelly Services, Inc., Class A	914	11,224

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2026 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Commercial Services — (continued)
Kforce, Inc.	486	$22,803
KinderCare Learning Cos., Inc.*	900	3,825
Korn Ferry	1,490	99,204
Laureate Education, Inc.*	3,500	127,120
Legalzoom.com, Inc.*	3,200	19,616
Legence Corp., Class A*	1,700	144,891
Lifecore Biomedical, Inc.*	900	4,725
Lincoln Educational Services Corp.*	900	44,910
ManpowerGroup, Inc.	1,400	47,278
MarketWise, Inc.	75	1,338
Marqeta, Inc., Class A*	9,700	39,382
Matthews International Corp., Class A	805	21,671
Monro, Inc.	737	12,610
NPK International, Inc.*	2,412	38,375
NRC Health	287	6,191
Paymentus Holdings, Inc., Class A*	1,700	41,072
Payoneer Global, Inc.*	7,700	54,824
Paysafe Ltd.*	917	6,850
Perdoceo Education Corp.	1,700	54,400
Priority Technology Holdings, Inc.*	1,000	6,670
PROG Holdings, Inc.	1,167	54,394
Progyny, Inc.*	1,900	54,777
Quad/Graphics, Inc.	800	6,744
RCM Technologies, Inc.*	200	5,646
Remitly Global, Inc.*	5,481	122,829
Repay Holdings Corp.*	1,800	7,560
Sezzle, Inc.*	407	69,853
Spire Global, Inc.*	800	14,880
StoneCo Ltd., Class A	6,834	74,081
Strategic Education, Inc.	659	50,493
Stride, Inc.*	1,215	104,782
Target Hospitality Corp.*	1,200	24,432
The Brink's Co.	1,122	106,018
The GEO Group, Inc.*	3,552	104,962
The Hackett Group, Inc.	716	7,711
TIC Solutions, Inc.*	5,062	40,952
Transcat, Inc.*	200	18,554
TriNet Group, Inc.	822	40,681
TrueBlue, Inc.*	1,076	7,500
Universal Technical Institute, Inc.*	1,400	59,878
Upbound Group, Inc.	1,653	35,077
USCB Financial Holdings, Inc.	400	8,184
Verra Mobility Corp.*	4,300	18,275
Vestis Corp.*	2,500	36,300
Willdan Group, Inc.*	400	31,640
		3,546,009
Computers — 2.1%
3D Systems Corp.*	4,000	12,080
Conduent, Inc.*	4,700	6,862
Corsair Gaming, Inc.*	1,500	14,505
Crane NXT Co.	1,400	71,624
Cricut, Inc., Class A	1,500	6,585
Diebold Nixdorf, Inc.*	600	51,012
D-Wave Quantum, Inc.*	10,400	249,496
DXC Technology Co.*	5,000	44,250
Everforth, Inc.*	1,152	20,586
	Number of Shares	Value†

Computers — (continued)
Everspin Technologies, Inc.*	600	$14,508
Forward Industries, Inc.*	1,900	8,018
Globant S.A.*	1,300	37,622
Grid Dynamics Holdings, Inc.*	1,700	9,656
Infleqtion, Inc.*	3,400	45,288
Insight Enterprises, Inc.*	818	99,632
Maximus, Inc.	1,614	86,769
Mitek Systems, Inc.*	1,200	24,156
NCR Atleos Corp.*	2,100	91,161
NCR Voyix Corp.*	4,000	32,680
NetScout Systems, Inc.*	2,065	89,931
NextNav, Inc.*	2,900	51,707
One Stop Systems, Inc.*	700	12,726
OneSpan, Inc.	1,005	14,422
PAR Technology Corp.*	1,200	20,904
Pitney Bowes, Inc.	4,018	70,395
Qualys, Inc.*	1,037	142,577
Rapid7, Inc.*	1,800	14,580
Rigetti Computing, Inc.*	9,405	181,705
Rimini Street, Inc.*	1,000	4,260
SharonAI Holdings, Inc.*	100	8,466
Telos Corp.*	1,400	6,440
Tenable Holdings, Inc.*	3,300	121,704
Unisys Corp.*	2,324	8,506
V2X, Inc.*	800	59,648
Varonis Systems, Inc.*	3,139	131,712
Velo3D, Inc.*	500	8,775
Vuzix Corp.*	2,200	6,380
		1,881,328
Cosmetics & Personal Care — 0.3%
Coty, Inc., Class A*	10,600	22,896
Edgewell Personal Care Co.	1,300	34,918
Interparfums, Inc.	550	61,523
Oddity Tech Ltd., Class A*	1,200	18,156
Olaplex Holdings, Inc.*	5,100	10,455
Perrigo Co. PLC	4,100	42,599
Prestige Consumer Healthcare, Inc.*	1,372	64,854
The Honest Co., Inc.*	2,400	8,784
		264,185
Distribution & Wholesale — 0.8%
EVI Industries, Inc.	200	2,956
G-III Apparel Group Ltd.	1,108	37,351
Global Industrial Co.	462	15,459
Gold.com, Inc.	600	24,966
Hudson Technologies, Inc.*	900	5,166
OPENLANE, Inc.*	3,100	127,844
Resideo Technologies, Inc.*	3,982	123,840
Rush Enterprises, Inc., Class A	1,749	127,651
Rush Enterprises, Inc., Class B	285	21,802
ScanSource, Inc.*	581	30,264
ThredUp, Inc., Class A*	2,800	19,180
Titan Machinery, Inc.*	523	11,046
VSE Corp.	827	188,969
		736,494

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2026 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Diversified Financial Services — 3.3%
Acadian Asset Management, Inc.	826	$59,076
AlTi Global, Inc.*	900	3,249
Artisan Partners Asset Management, Inc., Class A	1,900	65,607
Atlanticus Holdings Corp.*	140	14,315
Bakkt, Inc.*	900	7,029
Better Home & Finance Holding Co.*	200	5,500
BGC Group, Inc., Class A	10,900	116,521
BRC Group Holdings, Inc.*	700	5,628
Bread Financial Holdings, Inc.	1,100	119,185
Burford Capital Ltd.	5,500	22,550
Cohen & Steers, Inc.	817	62,206
Columbia Financial, Inc.*	800	16,976
Dave, Inc.*	285	106,188
DigitalBridge Group, Inc.	5,175	81,662
Enact Holdings, Inc.	800	36,568
Encore Capital Group, Inc.*	597	55,694
Enova International, Inc.*	713	171,640
Federal Agricultural Mortgage Corp., Class C	275	54,799
Finance Of America Cos., Inc., Class A*	200	5,504
First Western Financial, Inc.*	300	9,633
GCM Grosvenor, Inc., Class A	1,700	20,910
Happen, Inc.*	3,360	69,686
Hyperliquid Strategies, Inc.*	3,700	29,119
International Money Express, Inc.*	800	11,560
Jefferson Capital, Inc.	652	12,694
LendingTree, Inc.*	277	12,268
loanDepot, Inc., Class A*	2,100	2,625
Marex Group PLC	1,800	109,710
Medallion Financial Corp.	400	4,084
Miami International Holdings, Inc.*	2,200	81,752
Moelis & Co., Class A	2,100	137,382
Navient Corp.	1,900	16,169
Nelnet, Inc., Class A	434	57,865
NerdWallet, Inc., Class A*	800	7,400
Onity Group, Inc.*	200	7,950
Oportun Financial Corp.*	1,100	6,281
OppFi, Inc.*	700	6,951
Pagseguro Digital Ltd., Class A	4,900	44,345
Paysign, Inc.*	1,000	8,190
PennyMac Financial Services, Inc.	828	72,119
Perella Weinberg Partners	2,060	32,878
Piper Sandler Cos.	1,988	143,812
PJT Partners, Inc., Class A	668	100,828
PRA Group, Inc.*	1,048	19,902
Radian Group, Inc.	3,919	147,629
Regional Management Corp.	300	12,360
Resolute Holdings Management, Inc.*	110	15,898
Security National Financial Corp., Class A*	525	5,087
Silvercrest Asset Management Group, Inc., Class A	300	3,033
StepStone Group, Inc., Class A	2,227	92,109
StoneX Group, Inc.*	2,055	243,517
Strive, Inc., Class A*	1,815	19,802
	Number of Shares	Value†

Diversified Financial Services — (continued)
Upstart Holdings, Inc.*	2,500	$88,575
Velocity Financial, Inc.*	400	7,384
Victory Capital Holdings, Inc., Class A	1,160	97,510
Virtus Investment Partners, Inc.	211	30,279
Wealthfront Corp.*	900	8,046
Webull Corp.*	9,700	63,244
Westwood Holdings Group, Inc.	300	5,748
WisdomTree, Inc.	3,900	66,066
World Acceptance Corp.*	75	16,787
		2,959,084
Electric — 1.4%
Ameresco, Inc., Class A*	900	24,840
Avista Corp.	2,439	99,780
Black Hills Corp.	2,248	167,251
Genie Energy Ltd., Class B	700	10,115
Hawaiian Electric Industries, Inc.*	4,800	64,944
MGE Energy, Inc.	1,042	84,965
Net Power, Inc.*	800	1,336
Northwestern Energy Group, Inc.	1,780	127,484
Ormat Technologies, Inc.	1,800	196,020
Otter Tail Corp.	1,092	98,258
Portland General Electric Co.	3,356	173,941
TXNM Energy, Inc.	3,002	170,454
Unitil Corp.	563	29,664
		1,249,052
Electrical Components & Equipment — 1.0%
American Superconductor Corp.*	1,329	55,167
AZZ, Inc.	876	135,824
Belden, Inc.	1,055	126,505
ChargePoint Holdings, Inc.*	700	4,137
Energizer Holdings, Inc.	1,700	36,448
Energous Corp.*	200	4,810
EnerSys	1,003	234,521
Espey Mfg. & Electronics Corp.	100	6,735
Graham Corp.*	300	37,137
Insteel Industries, Inc.	491	14,828
nLight, Inc.*	1,600	111,392
Novanta, Inc.*	1,030	167,107
		934,611
Electronics — 2.1%
Allient, Inc.	450	46,319
Atkore, Inc.	938	71,326
Atmus Filtration Technologies, Inc.	2,421	123,447
Badger Meter, Inc.	843	125,084
Bel Fuse, Inc., Class A	63	18,347
Bel Fuse, Inc., Class B	291	96,915
Benchmark Electronics, Inc.	1,053	103,900
CTS Corp.	763	49,740
Enovix Corp.*	5,735	34,811
ESCO Technologies, Inc.	732	256,229
Evolv Technologies Holdings, Inc.*	4,800	27,840
GoPro, Inc., Class A*	4,300	3,345
Itron, Inc.*	1,250	108,162
Kimball Electronics, Inc.*	633	16,205

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2026 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Electronics — (continued)
Knowles Corp.*	2,452	$101,709
Kopin Corp.*	4,900	21,952
Mesa Laboratories, Inc.	86	8,561
Mirion Technologies, Inc.*	7,039	126,209
M-Tron Industries, Inc.*	120	11,898
Napco Security Technologies, Inc.	1,000	37,980
NVE Corp.	160	16,728
OSI Systems, Inc.*	445	97,322
Plexus Corp.*	719	216,182
Stoneridge, Inc.*	800	5,856
Turtle Beach Corp.*	500	6,225
Vishay Intertechnology, Inc.	3,500	188,230
		1,920,522
Energy-Alternate Sources — 0.7%
Aemetis, Inc.*	2,000	3,280
Alto Ingredients, Inc.*	2,200	12,540
Array Technologies, Inc.*	4,300	31,863
ASP Isotopes, Inc.*	3,412	21,223
Canadian Solar, Inc.*	1,400	22,428
Comstock, Inc.*	2,200	9,152
Energy Vault Holdings, Inc.*	4,100	19,311
Eos Energy Enterprises, Inc.*	10,025	58,947
Fluence Energy, Inc.*	2,400	47,712
FuelCell Energy, Inc.*	1,600	57,616
FutureFuel Corp.	800	3,616
Gevo, Inc.*	7,500	11,250
Green Plains, Inc.*	1,967	30,252
Montauk Renewables, Inc.*	2,100	3,276
Plug Power, Inc.*	39,600	107,316
REX American Resources Corp.*	852	38,468
Shoals Technologies Group, Inc., Class A*	4,900	48,510
Sunrun, Inc.*	6,800	90,984
T1 Energy, Inc.*	5,200	49,296
Tigo Energy, Inc.*	1,200	2,796
		669,836
Engineering & Construction — 1.8%
908 Devices, Inc.*	800	6,960
Argan, Inc.	369	294,665
Bowman Consulting Group Ltd.*	400	11,680
Cardinal Infrastructure Group, Inc., Class A*	400	37,680
Centuri Holdings, Inc.*	2,582	78,080
Concrete Pumping Holdings, Inc.*	500	6,025
Construction Partners, Inc., Class A*	1,331	158,083
Energy Services of America Corp.	400	7,736
Exponent, Inc.	1,380	81,089
Fluor Corp.*	4,104	215,008
Frontdoor, Inc.*	2,000	155,180
Granite Construction, Inc.	1,284	202,975
INNOVATE Corp.*	200	3,734
Latham Group, Inc.*	1,500	9,705
Limbach Holdings, Inc.*	300	23,100
Mistras Group, Inc.*	500	8,735
MYR Group, Inc.*	425	212,670
	Number of Shares	Value†

Engineering & Construction — (continued)
Orion Group Holdings, Inc.*	1,100	$18,502
Perma-Pipe International Holdings, Inc.*	200	5,446
TSS, Inc.*	600	7,380
Tutor Perini Corp.	1,297	107,612
		1,652,045
Entertainment — 1.2%
Accel Entertainment, Inc.*	1,500	18,915
AMC Entertainment Holdings, Inc., Class A*	18,100	34,390
Atlanta Braves Holdings, Inc., Class A*	200	11,262
Atlanta Braves Holdings, Inc., Class C*	1,400	72,660
Bally's Corp.*	300	4,113
Brightstar Lottery PLC	2,800	30,016
Cinemark Holdings, Inc.	3,100	98,363
Falcon's Beyond Global, Inc., Class A*	800	14,336
IMAX Corp.*	1,300	51,818
Inspired Entertainment, Inc.*	700	5,775
Lionsgate Studios Corp.*	5,728	87,696
Madison Square Garden Entertainment Corp.*	1,137	91,972
Marriott Vacations Worldwide Corp.	807	82,217
Monarch Casino & Resort, Inc.	285	37,509
Penn Entertainment, Inc.*	3,700	79,032
Pursuit Attractions and Hospitality, Inc.*	571	31,959
RCI Hospitality Holdings, Inc.	200	5,464
Red Rock Resorts, Inc., Class A	1,400	91,084
Reservoir Media, Inc.*	600	5,934
Rush Street Interactive, Inc.*	2,900	86,246
Six Flags Entertainment Corp.*	2,792	59,469
Starz Entertainment Corp.*	374	10,794
Super Group SGHC Ltd.	4,800	65,040
United Parks & Resorts, Inc.*	600	28,644
Venu Holding Corp.*	1,500	3,405
Webtoon Entertainment, Inc.*	600	6,852
		1,114,965
Environmental Control — 0.5%
Casella Waste Systems, Inc., Class A*	1,800	174,546
CECO Environmental Corp.*	1,515	137,471
Energy Recovery, Inc.*	1,400	12,628
Enviri Corp.*	666	14,619
Onterris, Inc.*	1,000	20,210
Perma-Fix Environmental Services, Inc.*	500	7,145
Pure Cycle Corp.*	400	4,284
PureCycle Technologies, Inc.*	4,200	34,062
		404,965
Food — 0.8%
B&G Foods, Inc.	2,272	9,043
Cal-Maine Foods, Inc.	1,246	100,378
Flowers Foods, Inc.	5,500	43,450
Grocery Outlet Holding Corp.*	2,656	26,507
Ingles Markets, Inc., Class A	404	35,786
J & J Snack Foods Corp.	464	34,081

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2026 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Food — (continued)
John B Sanfilippo & Son, Inc.	260	$22,357
Lifeway Foods, Inc.*	200	5,968
Mama's Creations, Inc.*	1,100	19,635
Mission Produce, Inc.*	1,641	19,347
Nathan's Famous, Inc.	100	10,160
Natural Grocers by Vitamin Cottage, Inc.	400	12,408
Once Upon a Farm PBC*	400	8,192
Seneca Foods Corp., Class A*	151	26,265
The Chefs' Warehouse, Inc.*	1,050	100,905
The Marzetti Company	571	65,185
The Simply Good Foods Co.*	2,300	30,544
United Natural Foods, Inc.*	1,700	77,639
Utz Brands, Inc.	2,100	16,170
Village Super Market, Inc., Class A	268	11,304
Weis Markets, Inc.	366	28,662
		703,986
Forest Products & Paper — 0.1%
Magnera Corp.*	800	9,400
Sylvamo Corp.	1,000	37,800
		47,200
Gas — 1.0%
Brookfield Infrastructure Corp., Class A	3,487	134,249
Chesapeake Utilities Corp.	674	82,552
New Jersey Resources Corp.	2,964	166,103
Northwest Natural Holding Co.	1,250	61,325
ONE Gas, Inc.	1,790	137,955
RGC Resources, Inc.	300	7,170
Southwest Gas Holdings, Inc.	2,075	184,011
Spire, Inc.	1,656	129,317
		902,682
Hand & Machine Tools — 0.3%
Cadre Holdings, Inc.	900	25,659
Enerpac Tool Group Corp.	1,506	54,005
Franklin Electric Co., Inc.	1,070	114,693
Kennametal, Inc.	2,200	77,110
Luxfer Holdings PLC	800	14,432
		285,899
Healthcare Products — 3.4%
10X Genomics, Inc., Class A*	3,400	130,356
Adaptive Biotechnologies Corp.*	4,500	96,525
Alamar Biosciences, Inc.*	400	10,836
Alphatec Holdings, Inc.*	3,600	31,140
AngioDynamics, Inc.*	1,158	15,066
Anteris Technologies Global Corp.*	2,400	23,640
Artivion, Inc.*	1,299	29,189
AtriCure, Inc.*	1,400	39,172
Avanos Medical, Inc.*	1,300	32,344
Axogen, Inc.*	1,500	69,285
Azenta, Inc.*	1,200	30,624
Beta Bionics, Inc.*	1,100	17,237
BioLife Solutions, Inc.*	1,200	33,888
Bioventus, Inc., Class A*	1,400	13,216
Butterfly Network, Inc.*	6,100	51,362
	Number of Shares	Value†

Healthcare Products — (continued)
CapsoVision, Inc.*	700	$5,306
CareDx, Inc.*	1,500	42,750
Castle Biosciences, Inc.*	800	19,080
Ceribell, Inc.*	800	15,560
Cerus Corp.*	5,800	16,936
ClearPoint Neuro, Inc.*	800	14,272
CONMED Corp.	861	28,181
CVRx, Inc.*	400	2,056
Delcath Systems, Inc.*	1,000	12,590
DENTSPLY SIRONA, Inc.	5,900	62,599
Electromed, Inc.*	200	8,460
Embecta Corp.	1,800	5,868
Enovis Corp.*	1,700	35,190
Establishment Labs Holdings, Inc.*	800	68,648
Glaukos Corp.*	1,615	225,712
GRAIL, Inc.*	1,200	81,924
Haemonetics Corp.*	1,342	100,650
Hyperfine, Inc.*	2,400	3,240
ICU Medical, Inc.*	700	102,620
InfuSystem Holdings, Inc.*	600	5,790
Inogen, Inc.*	900	5,805
Inspire Medical Systems, Inc.*	800	35,688
Integer Holdings Corp.*	937	87,563
Integra LifeSciences Holdings Corp.*	2,000	35,920
iRadimed Corp.	260	24,846
IRhythm Holdings, Inc.*	927	110,267
Kestra Medical Technologies Ltd.*	700	17,808
KORU Medical Systems, Inc.*	1,500	6,300
Lantheus Holdings, Inc.*	1,832	203,242
LeMaitre Vascular, Inc.	600	57,576
LivaNova PLC*	1,600	131,568
Lucid Diagnostics, Inc.*	2,700	2,889
Merit Medical Systems, Inc.*	1,675	116,144
MiMedx Group, Inc.*	3,400	13,090
MiniMed Group, Inc.*	800	11,960
Nautilus Biotechnology, Inc.*	1,500	2,805
Neogen Corp.*	6,438	57,878
NeuroPace, Inc.*	700	11,123
Novocure Ltd.*	3,100	46,965
Omnicell, Inc.*	1,300	53,976
OraSure Technologies, Inc.*	2,201	9,816
Orchestra BioMed Holdings, Inc.*	1,200	5,178
Orthofix Medical, Inc.*	987	9,021
OrthoPediatrics Corp.*	500	9,565
Pacific Biosciences of California, Inc.*	8,100	13,608
Procept Biorobotics Corp.*	1,500	33,870
Pulse Biosciences, Inc.*	514	14,253
Quanterix Corp.*	1,200	5,184
QuidelOrtho Corp.*	1,900	33,278
RxSight, Inc.*	1,100	5,302
Sanara Medtech, Inc.*	100	2,359
Shoulder Innovations, Inc.*	300	6,084
SI-BONE, Inc.*	1,300	21,216
STAAR Surgical Co.*	917	26,309
Stereotaxis, Inc.*	2,300	3,956
Tactile Systems Technology, Inc.*	700	20,846

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2026 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Healthcare Products — (continued)
Tandem Diabetes Care, Inc.*	1,900	$28,671
TransMedics Group, Inc.*	931	61,837
Twist Bioscience Corp.*	1,788	183,949
UFP Technologies, Inc.*	238	63,101
Utah Medical Products, Inc.	100	6,898
Varex Imaging Corp.*	1,300	13,559
		3,092,585
Healthcare Services — 2.7%
Acadia Healthcare Co., Inc.*	2,700	79,731
Addus HomeCare Corp.*	560	56,263
agilon health, Inc.*	372	39,871
Alignment Healthcare, Inc.*	5,905	140,598
Ardent Health, Inc.*	800	7,872
Astrana Health, Inc.*	1,300	60,333
Aveanna Healthcare Holdings, Inc.*	2,300	19,711
BrightSpring Health Services, Inc.*	4,668	325,546
Brookdale Senior Living, Inc.*	6,900	111,021
Clover Health Investments Corp.*	12,200	63,928
Community Health Systems, Inc.*	4,100	13,694
Concentra Group Holdings Parent, Inc.	3,443	102,429
CorVel Corp.*	837	52,329
Fortrea Holdings, Inc.*	2,800	48,720
Fulgent Genetics, Inc.*	500	10,260
GeneDx Holdings Corp.*	529	36,316
Ginkgo Bioworks Holdings, Inc.*	1,200	11,892
HealthEquity, Inc.*	2,400	216,768
Innovage Holding Corp.*	700	8,295
LifeMD, Inc.*	1,000	4,130
LifeStance Health Group, Inc.*	5,600	59,976
Lumexa Imaging Holdings, Inc.*	700	7,896
National HealthCare Corp.	376	79,472
OPKO Health, Inc.*	10,717	16,076
Option Care Health, Inc.*	4,602	96,504
Oscar Health, Inc., Class A*	6,936	197,815
PACS Group, Inc.*	1,300	55,432
Pediatrix Medical Group, Inc.*	2,400	60,792
Personalis, Inc.*	2,000	26,800
Privia Health Group, Inc.*	3,500	90,055
RadNet, Inc.*	2,000	123,340
Sonida Senior Living, Inc.*	800	32,640
Strata Critical Medical, Inc.*	1,800	9,486
Surgery Partners, Inc.*	2,300	38,640
Teladoc Health, Inc.*	5,300	44,944
The Oncology Institute, Inc.*	2,100	11,403
The Pennant Group, Inc.*	940	34,733
U.S. Physical Therapy, Inc.	462	31,730
Viemed Healthcare, Inc.*	900	10,260
		2,437,701
Home Builders — 1.5%
Beazer Homes USA, Inc.*	724	20,308
Cavco Industries, Inc.*	222	136,392
Century Communities, Inc.	700	50,162
Champion Homes, Inc.*	1,600	140,992
Dream Finders Homes, Inc., Class A*	800	13,808
Forestar Group, Inc.*	560	17,724
	Number of Shares	Value†

Home Builders — (continued)
Green Brick Partners, Inc.*	900	$72,036
Hovnanian Enterprises, Inc., Class A*	146	20,792
Installed Building Products, Inc.	670	153,993
KB Home	1,715	107,342
LCI Industries	701	74,222
Legacy Housing Corp.*	300	7,881
LGI Homes, Inc.*	566	36,043
M/I Homes, Inc.*	736	118,342
Meritage Homes Corp.	1,919	160,908
Taylor Morrison Home Corp.*	2,680	192,263
Winnebago Industries, Inc.	722	22,555
		1,345,763
Home Furnishings — 0.3%
Alliance Laundry Holdings, Inc.*	1,200	31,824
Arhaus, Inc.	1,400	11,788
Daktronics, Inc.*	1,054	20,616
Ethan Allen Interiors, Inc.	728	16,264
Flexsteel Industries, Inc.	100	7,448
Hamilton Beach Brands Holding Co., Class A	300	6,909
Leggett & Platt, Inc.	4,000	46,840
Millerknoll, Inc.	2,028	41,493
Sonos, Inc.*	3,500	47,355
The Lovesac Co.*	400	6,676
XMAX, Inc.*	1,800	16,362
Xperi, Inc.*	1,501	12,353
		265,928
Household Products & Wares — 0.2%
ACCO Brands Corp.	2,193	9,123
Acme United Corp.	100	4,772
Helen of Troy Ltd.*	666	19,361
Quanex Building Products Corp.	1,325	24,671
Spectrum Brands Holdings, Inc.	657	56,338
WD-40 Co.	390	95,019
		209,284
Housewares — 0.2%
Central Garden & Pet Co.*	200	8,868
Central Garden & Pet Co., Class A*	1,458	56,527
Lifetime Brands, Inc.	400	3,412
Newell Brands, Inc.	12,500	76,750
		145,557
Insurance — 2.4%
Abacus Global Management, Inc.	483	5,173
Accelerant Holdings, Class A*	1,800	21,096
American Coastal Insurance Corp.	700	7,770
American Integrity Insurance Group, Inc.	397	7,476
AMERISAFE, Inc.	508	17,186
Ategrity Specialty Holdings LLC*	294	7,068
Baldwin Insurance Group, Inc.*	2,800	74,424
Bowhead Specialty Holdings, Inc.*	500	14,965
Citizens, Inc.*	1,600	9,184
CNO Financial Group, Inc.	2,697	137,493
Crawford & Co., Class A	300	3,381

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2026 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Insurance — (continued)
Donegal Group, Inc., Class A	383	$7,223
Employers Holdings, Inc.	582	29,379
Essent Group Ltd.	2,573	165,393
Exzeo Group, Inc.*	300	5,061
F&G Annuities & Life, Inc.	1,000	26,590
Genworth Financial, Inc.*	11,200	106,064
Goosehead Insurance, Inc., Class A*	700	33,950
Greenlight Capital Re Ltd., Class A*	728	11,779
Hamilton Insurance Group Ltd., Class B	1,400	47,516
HCI Group, Inc.	320	56,080
Heritage Insurance Holdings, Inc.*	700	18,256
Hippo Holdings, Inc.*	532	15,034
Horace Mann Educators Corp.	1,180	60,947
Investors Title Co.	39	10,674
Jackson Financial, Inc., Class A	1,900	194,541
James River Group Holdings, Inc.	1,300	5,720
Kemper Corp.	1,700	45,832
Kingstone Cos., Inc.	400	7,612
Kingsway Corp.*	500	5,210
Lemonade, Inc.*	2,000	130,100
MBIA, Inc.*	1,200	7,824
Mercury General Corp.	800	85,296
Neptune Insurance Holdings, Inc., Class A*	1,100	34,650
NI Holdings, Inc.*	200	3,142
NMI Holdings, Inc.*	2,200	90,398
Octave Specialty Group, Inc.*	1,100	6,864
Palomar Holdings, Inc.*	700	88,473
Pelagos Insurance Capital Ltd.	1,300	31,655
Root, Inc., Class A*	362	20,243
Safety Insurance Group, Inc.	442	33,088
Selective Insurance Group, Inc.	1,727	167,536
SiriusPoint Ltd.*	3,083	73,992
Skyward Specialty Insurance Group, Inc.*	1,200	70,020
Slide Insurance Holdings, Inc.*	1,927	37,326
Stewart Information Services Corp.	908	59,946
Tiptree, Inc.	700	12,544
Trupanion, Inc.*	1,029	25,488
United Fire Group, Inc.	580	30,415
Universal Insurance Holdings, Inc.	751	31,061
		2,198,138
Internet — 1.6%
1-800-Flowers.com, Inc., Class A*	937	3,261
1stdibs.com, Inc.*	700	3,430
Angi, Inc.*	1,100	6,545
Backblaze, Inc., Class A*	1,500	23,790
Bed Bath & Beyond, Inc.*	2,200	12,738
Bumble, Inc., Class A*	2,000	6,400
Cargurus, Inc.*	2,100	71,589
Cars.com, Inc.*	1,400	15,316
Cogent Communications Holdings, Inc.	1,319	18,307
Crexendo, Inc.*	600	4,482
Entravision Communications Corp., Class A	1,900	24,776
ePlus, Inc.	756	62,922
	Number of Shares	Value†

Internet — (continued)
EverQuote, Inc., Class A*	700	$16,653
Figs, Inc., Class A*	2,800	28,644
fuboTV, Inc., Class A*	791	7,277
Grindr, Inc.*	600	8,622
Groupon, Inc.*	700	16,842
HealthStream, Inc.	600	16,350
Hims & Hers Health, Inc.*	6,200	214,954
Lands' End, Inc.*	300	3,144
Liquidity Services, Inc.*	635	24,841
Magnite, Inc.*	4,206	79,830
MediaAlpha, Inc., Class A*	847	10,647
Newsmax, Inc.*	1,300	10,764
Nextdoor Holdings, Inc.*	6,900	15,663
Open Lending Corp.*	3,100	9,641
Opendoor Technologies, Inc.*	27,200	125,664
Pattern Group, Inc., Class A*	900	22,671
Phoenix Education Partners, Inc.	200	6,570
Q2 Holdings, Inc.*	1,800	86,580
QuinStreet, Inc.*	1,415	20,730
Revolve Group, Inc.*	1,200	27,468
RUM Group, Inc.*	2,950	18,703
Serve Robotics, Inc.*	2,100	13,818
Shutterstock, Inc.	600	8,370
Sprinklr, Inc., Class A*	3,100	15,996
Stitch Fix, Inc., Class A*	3,500	14,385
Stubhub Holdings, Inc., Class A*	6,500	83,655
The RealReal, Inc.*	3,300	38,907
TripAdvisor, Inc.*	3,300	45,243
Trump Media & Technology Group Corp.*	4,700	36,378
Tucows, Inc., Class A*	200	2,694
Upwork, Inc.*	3,400	28,424
Yelp, Inc.*	1,600	39,232
Ziff Davis, Inc.*	990	51,846
ZipRecruiter, Inc., Class A*	2,300	8,625
		1,413,387
Investment Companies — 1.9%
Bit Digital, Inc.*	8,330	14,994
Bitdeer Technologies Group, Class A*	3,800	60,306
Brookfield Business Corp., Class A	2,000	59,700
Cannae Holdings, Inc.	1,200	17,280
Cipher Digital, Inc.*	9,500	232,750
Cleanspark, Inc.*	7,300	106,215
Compass Diversified Holdings*	1,800	19,188
Core Scientific, Inc.*	8,800	225,192
HA Sustainable Infrastructure Capital, Inc.	3,700	144,485
Hut 8 Corp.*	2,900	334,790
Innventure, Inc.*	1,500	7,605
MARA Holdings, Inc.*	11,220	155,846
Riot Platforms, Inc.*	10,076	275,881
Z Squared, Inc.*	1,300	13,754
		1,667,986
Iron & Steel — 0.2%
Commercial Metals Co.	3,186	199,922

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2026 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Iron & Steel — (continued)
Friedman Industries, Inc.	200	$6,436
		206,358
Leisure Time — 1.0%
Acushnet Holdings Corp.	800	94,824
Callaway Golf Co.*	4,046	76,024
Escalade, Inc.	300	5,634
Global Business Travel Group I*	3,700	34,743
Harley-Davidson, Inc.	3,000	73,380
Johnson Outdoors, Inc., Class A	168	7,735
Life Time Group Holdings, Inc.*	4,228	172,672
Lindblad Expeditions Holdings, Inc.*	1,500	42,360
Livewire Group, Inc.*	500	560
Malibu Boats, Inc., Class A*	600	16,458
MasterCraft Boat Holdings, Inc.*	500	12,910
OneSpaWorld Holdings Ltd.	2,900	81,896
Patrick Industries, Inc.	912	81,879
Peloton Interactive, Inc., Class A*	11,800	69,738
Polaris, Inc.	1,500	102,660
Sabre Corp.*	9,400	19,646
Xponential Fitness, Inc., Class A*	800	5,536
		898,655
Lodging — 0.1%
Hilton Grand Vacations, Inc.*	1,617	84,682
The Marcus Corp.	633	14,850
		99,532
Machinery — Construction & Mining — 0.5%
Astec Industries, Inc.	698	42,711
Babcock & Wilcox Enterprises, Inc.*	3,900	54,990
Hyster-Yale, Inc.	344	12,061
Lightbridge Corp.*	1,000	8,790
NANO Nuclear Energy, Inc.*	1,218	25,748
NuScale Power Corp.*	9,399	94,272
Terex Corp.	3,228	233,675
The Manitowoc Co., Inc.*	1,025	14,237
		486,484
Machinery — Diversified — 1.3%
Aebi Schmidt Holding AG	936	11,747
Alamo Group, Inc.	328	53,953
Albany International Corp., Class A	832	61,984
Cactus, Inc., Class A	2,000	102,460
Columbus McKinnon Corp.	885	13,390
CSW Industrials, Inc.	434	120,782
DXP Enterprises, Inc.*	392	66,146
Eastman Kodak Co.*	1,600	14,800
Gencor Industries, Inc.*	400	5,968
Ichor Holdings Ltd.*	1,000	112,280
Kadant, Inc.	317	99,611
Lindsay Corp.	287	35,531
Mueller Water Products, Inc., Class A	4,392	113,445
Palladyne AI Corp.*	900	5,472
Power Solutions International, Inc.*	200	7,778
Pro-Dex, Inc.*	100	5,855
Richtech Robotics, Inc., Class B*	4,241	8,948
Taylor Devices, Inc.*	100	5,868
	Number of Shares	Value†

Machinery — Diversified — (continued)
Tennant Co.	536	$46,921
The Gorman-Rupp Co.	551	50,549
Twin Disc, Inc.	300	6,960
Zurn Elkay Water Solutions Corp.	4,200	212,226
		1,162,674
Media — 0.3%
AMC Global Media, Inc.*	800	7,984
Cable One, Inc.*	125	6,639
CuriosityStream, Inc.	1,100	2,926
Gray Media, Inc.	2,300	9,131
iHeartMedia, Inc., Class A*	3,600	15,444
Liberty Latin America Ltd., Class A*	700	5,488
Liberty Latin America Ltd., Class C*	3,552	27,670
Optimum Communications, Inc., Class A*	8,200	11,890
Scholastic Corp.	356	16,376
Sinclair, Inc.	1,200	17,100
Sphere Entertainment Co.*	737	127,523
The E.W. Scripps Co., Class A*	2,229	6,174
Thryv Holdings, Inc.*	1,000	3,940
USA TODAY Co., Inc.*	3,953	33,798
		292,083
Metal Fabricate/Hardware — 0.7%
Ampco-Pittsburgh Corp.*	500	4,325
Helios Technologies, Inc.	959	85,591
Hillman Solutions Corp.*	5,500	46,420
Janus International Group, Inc.*	3,790	21,035
L.B. Foster Co., Class A*	300	13,551
Mayville Engineering Co., Inc.*	400	14,984
Metallus, Inc.*	1,100	20,559
Omega Flex, Inc.	124	3,892
Park-Ohio Holdings Corp.	300	11,535
Proto Labs, Inc.*	699	56,975
Ryerson Holding Corp.	1,366	33,617
Standex International Corp.	321	114,812
Tredegar Corp.*	761	6,058
Worthington Enterprises, Inc.	884	47,524
Worthington Steel, Inc.	984	33,043
Xometry, Inc., Class A*	1,300	125,476
		639,397
Mining — 1.8%
American Battery Technology Co.*	3,000	8,490
Arcosa, Inc.	1,400	203,406
Caledonia Mining Corp. PLC	400	7,640
Centrus Energy Corp., Class A*	547	91,825
Century Aluminum Co.*	2,054	94,505
Compass Minerals International, Inc.*	900	28,017
Constellium S.E.*	3,900	124,293
Contango Silver & Gold, Inc.*	600	9,474
Critical Metals Corp.*	2,019	20,695
Dakota Gold Corp.*	3,400	14,484
Elemental Royalty Corp.	1,000	17,460
Encore Energy Corp.*	5,300	6,943
Energy Fuels, Inc.*	7,300	105,850

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2026 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Mining — (continued)
Ferroglobe PLC	3,800	$12,084
Gold Resource Corp.*	5,000	6,300
Hycroft Mining Holding Corp., Class A*	1,600	37,440
Idaho Strategic Resources, Inc.*	400	13,100
Ivanhoe Electric, Inc.*	3,500	33,635
Kaiser Aluminum Corp.	462	90,381
Lifezone Metals Ltd.*	500	1,940
McEwen, Inc.*	1,500	27,195
NioCorp Developments Ltd.*	4,200	20,244
Novagold Resources, Inc.*	10,049	59,992
Perpetua Resources Corp.*	2,500	51,900
REalloys, Inc.*	1,700	24,565
SSR Mining, Inc.*	6,200	175,336
U.S. Antimony Corp.*	3,900	28,314
United States Lime & Minerals, Inc.	325	34,018
Uranium Energy Corp.*	14,300	152,438
Ur-Energy, Inc.*	11,200	15,232
US Gold Corp.*	400	6,132
USA Rare Earth, Inc.*	5,600	120,848
Vista Gold Corp.*	4,300	8,213
Vox Royalty Corp.	1,400	6,622
		1,659,011
Miscellaneous Manufacturing — 1.3%
Avient Corp.	2,655	98,129
Core Molding Technologies, Inc.*	300	7,080
Enpro, Inc.	598	225,404
Federal Signal Corp.	1,709	219,589
FreightCar America, Inc.*	500	4,870
GrafTech International Ltd.*	500	2,955
JBT Marel Corp.	1,513	219,385
LSB Industries, Inc.*	1,500	16,215
Materion Corp.	584	173,676
Myers Industries, Inc.	1,125	39,724
NLI Holdings, Inc.	90	536
Outdoor Holding Co.*	3,600	8,208
Park Aerospace Corp.	533	20,339
Sight Sciences, Inc.*	900	4,878
Smith & Wesson Brands, Inc.	1,279	19,236
Sturm Ruger & Co., Inc.	419	15,859
The Elmet Group Co.*	300	5,922
Trinity Industries, Inc.	2,300	79,534
		1,161,539
Multi-National — 0.1%
Bladex, Inc.	810	49,791
Office & Business Equipment — 0.0%
Xerox Holdings Corp.	3,800	11,894
Office Furnishings — 0.2%
CompX International, Inc.	100	2,490
HNI Corp.	2,124	85,831
Interface, Inc.	1,595	57,165
		145,486
Oil & Gas — 2.5%
Amplify Energy Corp.*	1,100	4,378
	Number of Shares	Value†

Oil & Gas — (continued)
ARKO Petroleum Corp.*	400	$7,540
BKV Corp.*	900	24,624
Borr Drilling Ltd.*	6,900	28,497
California Resources Corp.	2,079	109,917
CNX Resources Corp.*	3,831	129,986
Cobalt International Energy, Inc.(1),*	1	0
Comstock Resources, Inc.*	2,000	29,840
Crescent Energy Co., Class A	7,522	73,866
CVR Energy, Inc.	800	22,032
Delek US Holdings, Inc.	1,783	90,594
Diversified Energy Co.	2,100	29,106
Epsilon Energy Ltd.	700	3,787
Evolution Petroleum Corp.	1,200	4,416
Granite Ridge Resources, Inc.	1,400	6,174
Gulfport Energy Corp.*	450	76,365
Helmerich & Payne, Inc.	2,825	92,490
HighPeak Energy, Inc.	500	3,495
Infinity Natural Resources, Inc., Class A*	300	3,810
Kolibri Global Energy, Inc.*	1,200	5,976
Kosmos Energy Ltd.*	17,300	36,503
Magnolia Oil & Gas Corp., Class A	5,207	133,195
Murphy Oil Corp.	4,000	130,240
Nabors Industries Ltd.*	427	35,872
Noble Corp. PLC	3,687	137,525
Northern Oil & Gas, Inc.	3,100	56,265
Par Pacific Holdings, Inc.*	1,418	79,521
Patterson-UTI Energy, Inc.	10,181	93,462
PBF Energy, Inc., Class A	2,867	130,506
PrimeEnergy Resources Corp.*	40	6,676
Riley Exploration Permian, Inc.	400	13,184
Ring Energy, Inc.*	5,800	6,264
Sable Offshore Corp.*	3,900	12,012
SandRidge Energy, Inc.	1,000	13,700
Seadrill Ltd.*	1,868	70,648
SM Energy Co.	7,000	182,700
Talos Energy, Inc.*	3,700	47,767
Transocean Ltd.*	28,600	139,854
VAALCO Energy, Inc.	2,700	13,716
Valaris Ltd.*	1,600	116,160
Vitesse Energy, Inc.	900	14,193
W&T Offshore, Inc.	2,243	7,065
		2,223,921
Oil & Gas Services — 1.6%
Archrock, Inc.	5,000	203,550
Atlas Energy Solutions, Inc.	2,400	39,864
Bristow Group, Inc.	766	31,651
Civeo Corp.*	300	10,500
Core Laboratories, Inc.	1,200	13,980
DNOW, Inc.*	5,477	71,037
Expro Group Holdings N.V.*	2,216	32,730
Flotek Industries, Inc.*	500	11,760
Flowco Holdings, Inc., Class A	1,100	23,474
Forum Energy Technologies, Inc.*	300	15,069
Helix Energy Solutions Group, Inc.*	3,801	33,221
HMH Holding, Inc., Class A*	300	5,622

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2026 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Oil & Gas Services — (continued)
Innovex International, Inc.*	1,300	$32,240
Kodiak Gas Services, Inc.	2,845	213,745
Liberty Energy, Inc.	4,700	123,093
Matrix Service Co.*	600	8,220
National Energy Services Reunited Corp.*	1,800	53,874
Natural Gas Services Group, Inc.	297	12,813
Oceaneering International, Inc.*	2,900	117,508
Oil States International, Inc.*	1,600	12,816
ProFrac Holding Corp., Class A*	900	5,229
ProPetro Holding Corp.*	2,700	38,718
Ranger Energy Services, Inc., Class A	600	9,606
RPC, Inc.	2,800	16,324
SEACOR Marine Holdings, Inc.*	900	6,885
Select Water Solutions, Inc.	3,300	65,934
Smart Sand, Inc.	900	4,509
Solaris Energy Infrastructure, Inc.	1,500	120,690
TETRA Technologies, Inc.*	3,800	43,054
Tidewater, Inc.*	1,415	94,281
		1,471,997
Packaging and Containers — 0.2%
Ardagh Metal Packaging S.A.	4,100	19,434
Clearwater Paper Corp.*	478	7,495
Greif, Inc., Class A	638	47,525
Greif, Inc., Class B	150	14,031
Karat Packaging, Inc.	200	6,692
O-I Glass, Inc.*	4,300	41,409
Ranpak Holdings Corp.*	1,200	8,772
TriMas Corp.	795	35,799
		181,157
Pharmaceuticals — 3.1%
Accendra Health, Inc.*	2,276	7,784
Aclaris Therapeutics, Inc.*	3,500	18,515
AdaptHealth Corp.*	3,000	31,260
Agios Pharmaceuticals, Inc.*	1,700	63,087
Akebia Therapeutics, Inc.*	7,700	8,778
Alimera Sciences, Inc.*	900	36
Alkermes PLC*	4,800	251,496
Amneal Pharmaceuticals, Inc.*	4,937	85,459
Amphastar Pharmaceuticals, Inc.*	1,000	20,180
Amylyx Pharmaceuticals, Inc.*	2,700	48,492
Anika Therapeutics, Inc.*	300	4,389
Aquestive Therapeutics, Inc.*	2,800	11,648
Arvinas, Inc.*	1,500	12,465
Atrium Therapeutics, Inc.*	320	4,304
BellRing Brands, Inc.*	3,400	43,996
Candel Therapeutics, Inc.*	1,900	19,570
Catalyst Pharmaceuticals, Inc.*	3,400	106,862
Coherus Oncology, Inc.*	2,700	3,780
Collegium Pharmaceutical, Inc.*	900	32,580
Corbus Pharmaceuticals Holdings, Inc.*	500	4,690
CorMedix, Inc.*	2,200	17,270
Corvus Pharmaceuticals, Inc.*	2,000	29,880
Enanta Pharmaceuticals, Inc.*	700	10,206
Enliven Therapeutics, Inc.*	1,200	60,900
	Number of Shares	Value†

Pharmaceuticals — (continued)
Eton Pharmaceuticals, Inc.*	700	$25,340
Fennec Pharmaceuticals, Inc.*	700	7,525
Foghorn Therapeutics, Inc.*	800	3,904
Fulcrum Therapeutics, Inc.*	1,400	5,124
Galectin Therapeutics, Inc.*	1,500	6,960
Guardian Pharmacy Services, Inc., Class A*	415	17,376
Gyre Therapeutics, Inc.*	500	3,295
Harmony Biosciences Holdings, Inc.*	1,300	47,333
Harrow, Inc.*	900	38,223
Herbalife Ltd.*	2,800	36,820
Heron Therapeutics, Inc.*	3,800	1,622
Immuneering Corp., Class A*	1,600	7,984
Indivior Pharmaceuticals, Inc.*	3,300	135,399
Inhibikase Therapeutics, Inc.*	2,300	4,669
Ironwood Pharmaceuticals, Inc.*	4,361	18,360
Lyell Immunopharma, Inc.*	300	4,215
MannKind Corp.*	8,401	35,788
MediWound Ltd.*	200	2,940
Minerva Neurosciences, Inc.*	1,000	5,550
Mirum Pharmaceuticals, Inc.*	1,331	155,820
Nature's Sunshine Products, Inc.*	500	10,900
Neurogene, Inc.*	300	9,435
Nuvectis Pharma, Inc.*	500	9,195
Ocugen, Inc.*	10,000	15,300
Ocular Therapeutix, Inc.*	6,000	58,920
OnKure Therapeutics, Inc., Class A*	800	3,648
Oramed Pharmaceuticals, Inc.	1,000	4,810
ORIC Pharmaceuticals, Inc.*	2,200	23,826
Pacira BioSciences, Inc.*	1,100	27,907
Phibro Animal Health Corp., Class A	600	18,840
Protagonist Therapeutics, Inc.*	1,700	208,386
Rhythm Pharmaceuticals, Inc.*	1,580	175,427
Sagimet Biosciences, Inc., Class A*	1,700	13,141
SELLAS Life Sciences Group, Inc.*	5,500	81,180
Senseonics Holdings, Inc.*	1,200	6,816
SIGA Technologies, Inc.	1,100	4,004
SpyGlass Pharma, Inc.*	300	6,678
Spyre Therapeutics, Inc.*	2,100	186,438
Supernus Pharmaceuticals, Inc.*	1,600	74,416
Tonix Pharmaceuticals Holding Corp.*	400	5,104
Trevi Therapeutics, Inc.*	3,075	57,349
USANA Health Sciences, Inc.*	348	7,430
Vanda Pharmaceuticals, Inc.*	1,441	8,819
Vaxcyte, Inc.*	3,767	218,976
VeraDermics, Inc.*	600	73,764
Voyager Therapeutics, Inc.*	1,200	4,200
Xeris Biopharma Holdings, Inc.*	5,000	39,600
		2,816,383
Pipelines — 0.3%
Excelerate Energy, Inc., Class A	700	26,593
Golar LNG Ltd.	2,800	139,552
Kinetik Holdings, Inc.	1,500	72,510
NextDecade Corp.*	4,900	36,946

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2026 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Pipelines — (continued)
Summit Midstream Corp.*	300	$8,544
		284,145
Private Equity — 0.0%
Patria Investments Ltd., Class A	1,900	20,862
Ridgepost Capital, Inc., Class A	1,800	14,166
		35,028
Real Estate — 0.7%
AGNT, Inc.	2,400	12,984
Compass, Inc., Class A*	20,220	249,312
Cushman & Wakefield Ltd.*	6,900	92,391
Douglas Elliman, Inc.*	2,500	4,425
FRP Holdings, Inc.*	400	9,996
Marcus & Millichap, Inc.	600	18,702
Maui Land & Pineapple Co., Inc.*	300	5,334
McGrath RentCorp	694	83,995
New Era Energy & Digital, Inc.*	2,400	15,312
Newmark Group, Inc., Class A	4,625	69,884
RE/MAX Holdings, Inc., Class A*	600	5,916
Seaport Entertainment Group, Inc.*	300	7,980
Sky Harbour Group Corp.*	500	4,920
The Real Brokerage, Inc.*	3,400	6,188
The RMR Group, Inc., Class A	400	8,212
The St. Joe Co.	1,100	68,893
		664,444
Retail — 3.2%
Abercrombie & Fitch Co., Class A*	1,288	115,933
Academy Sports & Outdoors, Inc.	1,901	89,594
Advance Auto Parts, Inc.	1,700	105,774
American Eagle Outfitters, Inc.	4,600	79,120
Arko Corp.	2,000	16,060
Asbury Automotive Group, Inc.*	565	113,610
Barnes & Noble Education, Inc.*	500	6,280
Biglari Holdings, Inc., Class A*	5	10,523
Biglari Holdings, Inc., Class B*	30	12,781
BJ's Restaurants, Inc.*	520	31,582
Black Rock Coffee Bar, Inc., Class A*	500	4,145
Bloomin' Brands, Inc.	2,400	21,936
BlueLinx Holdings, Inc.*	251	15,532
Bob's Discount Furniture, Inc.*	600	9,492
Boot Barn Holdings, Inc.*	874	143,572
Brinker International, Inc.*	1,268	213,024
Build-A-Bear Workshop, Inc.	400	12,244
Caleres, Inc.	1,054	13,038
Camping World Holdings, Inc., Class A	1,700	12,971
Citi Trends, Inc.*	160	9,254
Clean Energy Fuels Corp.*	4,400	9,020
Cracker Barrel Old Country Store, Inc.	634	33,792
Dave & Buster's Entertainment, Inc.*	900	10,260
Designer Brands, Inc., Class A	700	4,081
Dine Brands Global, Inc.	371	13,319
El Pollo Loco Holdings, Inc.*	800	13,568
Envela Corp.*	200	5,776
EVgo, Inc.*	3,291	6,286
First Watch Restaurant Group, Inc.*	1,803	23,241
	Number of Shares	Value†

Retail — (continued)
FirstCash Holdings, Inc.	1,130	$244,442
Genesco, Inc.*	295	9,962
Group 1 Automotive, Inc.	327	95,213
Haverty Furniture Cos., Inc.	450	11,488
J Jill, Inc.	200	3,174
Jack in the Box, Inc.*	614	9,707
Kohl's Corp.	3,200	56,704
Krispy Kreme, Inc.*	1,900	6,707
Kura Sushi USA, Inc., Class A*	200	11,512
La-Z-Boy, Inc.	1,162	46,619
MarineMax, Inc.*	600	21,972
Movado Group, Inc.	460	18,083
National Vision Holdings, Inc.*	2,285	43,438
Nu Skin Enterprises, Inc., Class A	1,500	7,920
OneWater Marine, Inc., Class A*	400	4,508
OPAL Fuels, Inc., Class A*	900	1,980
Papa John's International, Inc.	910	33,461
PC Connection, Inc.	265	19,342
Petco Health & Wellness Co., Inc.*	1,800	4,896
Portillo's, Inc., Class A*	1,500	7,110
PriceSmart, Inc.	731	142,794
RH*	400	65,892
RideNow Group, Inc., Class B*	500	3,330
Sally Beauty Holdings, Inc.*	2,800	39,592
Savers Value Village, Inc.*	1,100	11,099
Shake Shack, Inc., Class A*	1,100	61,622
Shoe Station Group, Inc.	516	7,652
Signet Jewelers Ltd.	1,114	96,027
Sonic Automotive, Inc., Class A	334	28,320
Sweetgreen, Inc., Class A*	3,100	27,311
The Buckle, Inc.	949	40,048
The Cheesecake Factory, Inc.	1,364	108,493
The Wendy's Co.	4,700	38,963
Urban Outfitters, Inc.*	1,600	113,376
Victoria's Secret & Co.*	2,000	166,960
Warby Parker, Inc., Class A*	3,000	91,020
Winmark Corp.	61	25,808
Yesway, Inc., Class A*	500	10,150
Zumiez, Inc.*	403	7,173
		2,899,676
Savings & Loans — 1.0%
Axos Financial, Inc.*	1,544	150,370
Banc of California, Inc.	4,484	91,608
Beacon Financial Corp.	2,470	75,212
BV Financial, Inc.*	300	6,354
Capitol Federal Financial, Inc.	3,300	28,083
CF Bankshares, Inc.	200	6,554
Citizens Community Bancorp, Inc.	300	7,017
Eagle Bancorp Montana, Inc.	300	7,179
First Capital, Inc.	100	6,464
FS Bancorp, Inc.	200	8,680
Greene County Bancorp, Inc.	200	6,718
Home Bancorp, Inc.	200	13,704
HomeTrust Bancshares, Inc.	400	19,956
Northfield Bancorp, Inc.	1,093	16,100
Northwest Bancshares, Inc.	4,332	65,673

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2026 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Savings & Loans — (continued)
OceanFirst Financial Corp.	2,472	$48,278
Provident Financial Services, Inc.	3,730	88,177
Southern Missouri Bancorp, Inc.	300	22,863
The Hingham Institution For Savings	45	13,822
Timberland Bancorp, Inc.	200	8,962
WaFd, Inc.	2,162	82,956
Waterstone Financial, Inc.	500	10,365
WSFS Financial Corp.	1,474	113,100
		898,195
Semiconductors — 3.4%
ACM Research, Inc., Class A*	1,500	190,335
Aehr Test Systems*	900	86,454
Aeluma, Inc.*	300	6,624
Alpha & Omega Semiconductor Ltd.*	700	33,131
Ambarella, Inc.*	1,230	105,534
Ambiq Micro, Inc.*	552	48,742
Amtech Systems, Inc.*	400	9,232
Arteris, Inc.*	1,000	48,590
Atomera, Inc.*	1,000	8,710
Axcelis Technologies, Inc.*	899	170,315
AXT, Inc.*	1,800	129,744
Blaize Holdings, Inc.*	2,428	3,351
CEVA, Inc.*	771	36,360
Cohu, Inc.*	1,324	97,857
Diodes, Inc.*	1,299	142,162
GSI Technology, Inc.*	1,000	7,730
Impinj, Inc.*	843	120,743
inTEST Corp.*	400	7,268
Kulicke & Soffa Industries, Inc.	1,500	200,640
MaxLinear, Inc.*	2,443	312,777
Navitas Semiconductor Corp.*	5,300	94,976
Ouster, Inc.*	1,800	112,536
Penguin Solutions, Inc.*	1,400	106,414
Photronics, Inc.*	1,694	55,106
Power Integrations, Inc.	1,547	129,577
QuickLogic Corp.*	500	9,985
Richardson Electronics Ltd.	400	7,604
Silicon Laboratories, Inc.*	896	195,830
SkyWater Technology, Inc.*	1,100	38,302
Synaptics, Inc.*	1,065	132,305
Ultra Clean Holdings, Inc.*	1,295	184,654
Veeco Instruments, Inc.*	1,654	125,373
Vishay Precision Group, Inc.*	300	44,973
Wolfspeed, Inc.*	800	38,600
		3,042,534
Software — 4.3%
8X8, Inc.*	3,700	6,327
ACI Worldwide, Inc.*	2,927	147,199
ACV Auctions, Inc., Class A*	4,600	33,074
Adeia, Inc.	3,253	107,121
Agilysys, Inc.*	776	81,092
Alkami Technology, Inc.*	1,900	34,428
Amplitude, Inc., Class A*	2,700	20,655
Appian Corp., Class A*	1,175	26,907
Asana, Inc., Class A*	2,827	19,789
	Number of Shares	Value†

Software — (continued)
Asure Software, Inc.*	700	$5,558
AvePoint, Inc.*	4,900	54,929
Bandwidth, Inc., Class A*	839	53,109
BigBear.ai Holdings, Inc.*	14,200	52,114
Blackbaud, Inc.*	1,050	31,101
BlackLine, Inc.*	1,340	37,614
Blend Labs, Inc., Class A*	5,800	9,918
Box, Inc., Class A*	4,000	106,160
Braze, Inc., Class A*	2,800	60,732
C3.ai, Inc., Class A*	4,000	36,360
Carlsmed, Inc.*	300	3,114
Cerence, Inc.*	1,300	14,716
Claritev Corp.*	200	6,822
Clear Secure, Inc., Class A	2,700	150,471
Climb Global Solutions, Inc.	400	9,284
Commerce.com, Inc.*	2,100	6,216
Commvault Systems, Inc.*	1,286	182,265
Concentrix Corp.	1,200	26,886
Consensus Cloud Solutions, Inc.*	467	17,816
CS Disco, Inc.*	900	3,402
Daily Journal Corp.*	41	24,649
Digi International, Inc.*	1,057	79,222
Digimarc Corp.*	500	4,110
Digital Turbine, Inc*	3,300	42,570
Domo, Inc., Class B*	1,100	3,443
Donnelley Financial Solutions, Inc.*	700	29,365
DoubleVerify Holdings, Inc.*	4,100	44,444
Duos Technologies Group, Inc.*	800	9,600
eGain Corp.*	500	3,150
EverCommerce, Inc.*	600	6,036
Evolent Health, Inc., Class A*	3,300	17,886
Fastly, Inc., Class A*	4,400	80,784
Five9, Inc.*	2,100	44,772
Freshworks, Inc., Class A*	6,200	62,744
Gemini Space Station, Inc., Class A*	1,200	5,112
Genius Sports Ltd.*	6,935	42,026
GigaCloud Technology, Inc., Class A*	700	22,120
HeartFlow, Inc.*	2,300	67,482
Hinge Health, Inc., Class A*	1,200	99,600
I3 Verticals, Inc., Class A*	600	12,816
IBEX Holdings Ltd.*	300	9,111
Ibotta, Inc., Class A*	300	10,248
Immersion Corp.	600	4,062
Innodata, Inc.*	900	68,022
Intapp, Inc.*	1,600	40,336
JFrog Ltd.*	3,100	281,728
Kaltura, Inc.*	3,300	4,290
Life360, Inc.*	581	32,164
LiveRamp Holdings, Inc.*	1,767	66,510
McGraw Hill, Inc.*	604	5,720
N-able, Inc.*	1,700	6,239
Navan, Inc., Class A*	3,000	68,610
nCino, Inc.*	3,100	50,685
Nutex Health, Inc.*	140	23,924
Omada Health, Inc.*	1,066	23,399
PagerDuty, Inc.*	2,500	24,125

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2026 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Software — (continued)
PDF Solutions, Inc.*	900	$63,711
Phreesia, Inc.*	1,600	16,464
Playtika Holding Corp.	1,800	6,696
Porch Group, Inc.*	2,842	42,744
Progress Software Corp.*	1,226	41,169
PubMatic, Inc., Class A*	1,100	14,432
Quantum Computing, Inc.*	5,954	57,754
Rackspace Technology, Inc.*	2,700	17,631
Red Violet, Inc.*	300	19,116
ReposiTrak, Inc.	400	3,600
Schrodinger, Inc.*	1,600	26,000
ServiceTitan, Inc., Class A*	1,700	120,207
SHARPLINK, Inc.*	5,500	26,400
Silvaco Group, Inc.*	400	5,516
Simulations Plus, Inc.*	500	9,155
SoundHound AI, Inc., Class A*	11,600	75,052
Sprout Social, Inc., Class A*	1,418	10,706
SPS Commerce, Inc.*	1,039	59,399
Swarmer, Inc.*	100	4,431
Talkspace, Inc.*	4,200	21,840
Teradata Corp.*	2,800	97,020
TruBridge, Inc.*	300	7,863
Veritone, Inc.*	2,600	3,562
Vertex, Inc., Class A*	2,100	24,108
Via Transportation, Inc., Class A*	1,500	27,210
Viant Technology, Inc., Class A*	400	5,064
Waystar Holding Corp.*	3,200	65,696
Weave Communications, Inc.*	1,800	10,782
Whitefiber, Inc.*	300	11,655
Workiva, Inc.*	1,500	72,765
Yext, Inc.*	2,900	13,543
Zeta Global Holdings Corp., Class A*	6,600	129,888
ZoomInfo Technologies, Inc.*	7,200	21,096
		3,898,558
Telecommunications — 2.0%
A10 Networks, Inc.	2,100	78,456
ADTRAN Holdings, Inc.*	2,205	30,650
Anterix, Inc.*	300	30,882
ATN International, Inc.	198	5,245
Aviat Networks, Inc.*	400	8,880
BK Technologies Corp.*	100	8,598
BlackSky Technology, Inc.*	875	24,430
Calix, Inc.*	1,693	63,183
Clearfield, Inc.*	300	11,937
Extreme Networks, Inc.*	3,747	121,290
Frequency Electronics, Inc.*	200	13,270
Gogo, Inc.*	1,900	5,890
Harmonic, Inc.*	3,270	53,399
IDT Corp., Class B	500	29,080
Inseego Corp.*	500	5,165
InterDigital, Inc.	735	208,101
Keel Infrastructure Corp.*	17,100	98,154
KVH Industries, Inc.*	400	3,964
Lantronix, Inc.*	1,100	6,468
Liberty Capital Corp., Class C*	1,000	21,560
LightPath Technologies, Inc., Class A*	1,600	26,160
	Number of Shares	Value†

Telecommunications — (continued)
Lumen Technologies, Inc.*	27,300	$209,664
NETGEAR, Inc.*	729	17,022
Ooma, Inc.*	700	13,454
Powerfleet, Inc.*	3,200	12,256
Preformed Line Products Co.	71	29,150
RF Industries Ltd.*	300	6,363
Ribbon Communications, Inc.*	3,143	7,355
Satellogic, Inc., Class A*	2,300	13,156
Shenandoah Telecommunications Co.	1,518	22,891
Sidus Space, Inc., Class A*	2,500	7,025
Soluna Holdings, Inc.*	3,200	4,320
Spok Holdings, Inc.	400	4,096
Telephone and Data Systems, Inc.	2,900	107,329
Uniti Group, Inc.*	5,001	57,361
Viasat, Inc.*	3,600	323,316
Vistance Networks, Inc.*	6,400	81,792
		1,771,312
Textiles — 0.1%
UniFirst Corp.	396	104,726
Toys, Games & Hobbies — 0.0%
Funko, Inc., Class A*	900	5,292
JAKKS Pacific, Inc.	200	4,656
		9,948
Transportation — 1.4%
ArcBest Corp.	644	92,440
Ardmore Shipping Corp.	900	12,609
Costamare Bulkers Holdings Ltd.*	300	5,268
Costamare, Inc.	1,300	18,226
Covenant Logistics Group, Inc.	500	22,090
CryoPort, Inc.*	1,400	21,980
DHT Holdings, Inc.	4,300	71,079
Dorian LPG Ltd.	1,032	35,893
FLEX LNG Ltd.*	900	25,254
Forward Air Corp.*	596	8,052
Genco Shipping & Trading Ltd.	900	22,302
Heartland Express, Inc.	1,167	17,762
Himalaya Shipping Ltd.*	872	11,650
Hub Group, Inc., Class A	1,686	73,830
International Seaways, Inc.	1,231	94,282
Marten Transport Ltd.	1,626	28,211
Matson, Inc.	848	163,011
Navigator Holdings Ltd.	1,100	20,493
Nordic American Tankers Ltd.	5,967	33,057
PAMT CORP*	200	2,802
Pangaea Logistics Solutions Ltd.	1,100	7,150
Proficient Auto Logistics, Inc.*	500	3,405
Radiant Logistics, Inc.*	1,000	9,460
RXO, Inc.*	4,800	132,432
Safe Bulkers, Inc.	1,700	10,727
Scorpio Tankers, Inc.	1,340	92,808
SFL Corp. Ltd.	3,584	36,557
Teekay Corp., Ltd.	1,600	16,000
Teekay Tankers Ltd., Class A	700	45,409
Universal Logistics Holdings, Inc.	200	2,960

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2026 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Transportation — (continued)
Werner Enterprises, Inc.	1,772	$77,277
World Kinect Corp.	1,400	46,116
		1,260,592
Trucking and Leasing — 0.3%
GATX Corp.	971	172,052
The Greenbrier Cos., Inc.	847	41,511
Willis Lease Finance Corp.	100	22,880
		236,443
Water — 0.3%
American States Water Co.	1,161	95,933
California Water Service Group	1,766	85,916
Consolidated Water Co., Ltd.	400	11,800
Global Water Resources, Inc.	500	3,620
H2O America	1,032	62,715
Middlesex Water Co.	531	29,821
The York Water Co.	397	12,168
		301,973
TOTAL COMMON STOCKS (Cost $71,850,886)		86,107,173

REAL ESTATE INVESTMENT TRUSTS — 5.9%
Apartments — 0.2%
BRT Apartments Corp.	200	3,074
Centerspace	461	25,904
Independence Realty Trust, Inc.	6,892	115,027
NexPoint Residential Trust, Inc.	700	19,544
		163,549
Diversified — 0.6%
AH Realty Trust, Inc.	2,100	14,868
American Assets Trust, Inc.	1,400	34,566
Broadstone Net Lease, Inc.	5,675	117,302
Claros Mortgage Trust, Inc.*	2,900	6,815
Farmland Partners, Inc.	1,000	9,680
FrontView REIT, Inc.	500	10,115
Gladstone Commercial Corp.	1,252	15,400
Gladstone Land Corp.	1,100	9,383
Global Net Lease, Inc.	5,382	48,115
InvenTrust Properties Corp.	2,300	81,420
NexPoint Diversified Real Estate Trust	1,558	8,087
One Liberty Properties, Inc.	410	10,012
Outfront Media, Inc.	4,485	146,929
Postal Realty Trust, Inc., Class A	700	17,248
Safehold, Inc.	1,635	25,669
UMH Properties, Inc.	2,368	35,852
		591,461
Healthcare — 0.8%
CareTrust REIT, Inc.	6,395	258,038
Chiron Real Estate, Inc.	360	13,507
Community Healthcare Trust, Inc.	800	14,624
Diversified Healthcare Trust	6,500	60,450
LTC Properties, Inc.	1,417	54,484
National Health Investors, Inc.	1,357	103,485
National Healthcare Properties, Inc.*	1,300	19,045
	Number of Shares	Value†

Healthcare — (continued)
Sabra Health Care REIT, Inc.	7,393	$144,237
Strawberry Fields REIT, Inc.	300	4,125
Universal Health Realty Income Trust	320	14,035
		686,030
Hotels & Resorts — 0.9%
Apple Hospitality REIT, Inc.	6,400	107,584
Braemar Hotels & Resorts, Inc.	1,100	2,376
Chatham Lodging Trust	1,300	17,199
DiamondRock Hospitality Co.	6,023	73,360
Park Hotels & Resorts, Inc.	5,500	78,375
Pebblebrook Hotel Trust	3,293	63,917
RLJ Lodging Trust	3,680	43,608
Ryman Hospitality Properties, Inc.	1,798	231,133
Service Properties Trust	17,100	28,899
Summit Hotel Properties, Inc.	3,000	21,030
Sunstone Hotel Investors, Inc.	5,247	60,078
Xenia Hotels & Resorts, Inc.	2,600	52,936
		780,495
Industrial — 0.4%
Industrial Logistics Properties Trust	1,700	15,079
Innovative Industrial Properties, Inc.	856	53,055
LXP Industrial Trust	1,723	92,835
Terreno Realty Corp.	3,075	199,168
		360,137
Mortgage Banks — 0.8%
ACRES Commercial Realty Corp.*	200	3,558
Adamas Trust, Inc.	2,275	21,339
Angel Oak Mortgage REIT, Inc.	500	4,540
Apollo Commercial Real Estate Finance, Inc.	3,956	42,250
Arbor Realty Trust, Inc.	5,400	29,268
Ares Commercial Real Estate Corp.	1,600	7,200
ARMOUR Residential REIT, Inc.	3,696	64,495
Blackstone Mortgage Trust, Inc., Class A	4,700	79,665
BrightSpire Capital, Inc.	3,900	21,255
Chicago Atlantic Real Estate Finance, Inc.	600	6,432
Chimera Investment Corp.	2,300	30,682
Dynex Capital, Inc.	6,342	83,144
Ellington Financial, Inc.	3,600	48,996
Franklin BSP Realty Trust, Inc.	2,312	18,820
Invesco Mortgage Capital, Inc.	2,712	21,425
KKR Real Estate Finance Trust, Inc.	1,400	9,576
Ladder Capital Corp.	3,076	30,606
MFA Financial, Inc.	2,775	26,890
Nexpoint Real Estate Finance, Inc.	300	4,650
Orchid Island Capital, Inc.	6,016	41,932
PennyMac Mortgage Investment Trust	2,592	29,238
Ready Capital Corp.	4,654	8,144
Redwood Trust, Inc.	3,677	17,429
Seven Hills Realty Trust	750	6,322
TPG Mortgage Investment Trust, Inc.	839	6,645
TPG RE Finance Trust, Inc.	2,000	16,740

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2026 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
REAL ESTATE INVESTMENT TRUSTS — (continued)
Mortgage Banks — (continued)
Two Harbors Investment Corp.	3,100	$38,471
		719,712
Office Property — 0.6%
Brandywine Realty Trust	5,500	17,435
COPT Defense Properties	3,200	116,448
Douglas Emmett, Inc.	4,800	56,640
Easterly Government Properties, Inc.	1,280	31,910
Empire State Realty Trust, Inc., Class A	3,900	21,099
Highwoods Properties, Inc.	3,200	96,512
Hudson Pacific Properties, Inc.*	1,557	23,651
JBG SMITH Properties	1,595	23,399
NET Lease Office Properties	500	5,565
Orion Properties, Inc.	1,600	4,624
Piedmont Realty Trust, Inc.*	3,400	31,110
SL Green Realty Corp.	2,100	108,717
		537,110
Regional Malls — 0.4%
CBL & Associates Properties, Inc.	500	26,545
Tanger, Inc.	3,300	130,251
The Macerich Co.	8,000	201,520
		358,316
Single Tenant — 0.4%
Alpine Income Property Trust, Inc.	500	10,380
Essential Properties Realty Trust, Inc.	6,200	185,070
Four Corners Property Trust, Inc.	3,200	78,560
Getty Realty Corp.	1,669	55,678
Modiv Industrial, Inc.	300	5,220
		334,908
Storage & Warehousing — 0.0%
Smartstop Self Storage REIT, Inc.	1,600	52,000
Strip Centers — 0.8%
Acadia Realty Trust	3,920	81,967
Alexander's, Inc.	69	19,014
CTO Realty Growth, Inc.	859	18,477
Curbline Properties Corp.	2,850	86,640
Kite Realty Group Trust	5,949	168,833
NETSTREIT Corp.	2,900	61,277
Phillips Edison & Co., Inc.	3,700	153,994
Saul Centers, Inc.	351	13,124
SITE Centers Corp.	1,525	6,054
Urban Edge Properties	3,700	84,656
Whitestone REIT	1,400	26,544
		720,580
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $5,405,417)		5,304,298

RIGHTS — 0.0%
Aduro Biotech*	560	0
OmniAb, Inc.*	191	465
OmniAb, Inc.*	191	460
	Number of Shares	Value†

Resolute Forest Products, Inc.*	1,500	$2,130
TOTAL RIGHTS (Cost $699)		3,055

WARRANTS — 0.0%
Pulse Biosciences, Inc. * (Cost $0)	76	1,271

SHORT-TERM INVESTMENTS — 0.5%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 3.535%) (Cost $486,722)	486,722	486,722
TOTAL INVESTMENTS — 101.7% (Cost $77,743,724)		$91,902,519
Other Assets & Liabilities — (1.7)%		(1,542,809)
TOTAL NET ASSETS — 100.0%		$90,359,710

†	See Security Valuation Note.
*	Non-income producing security.
(1)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Valuation Hierarchy table located at the end of the Schedule of Investments.
AG— Aktiengesellschaft.
CVR— Contingent Valued Rights.
LLC— Limited Liability Company.
N.V.— Naamloze Vennootschap.
NA— National Association.
PIPE— Private Investments in Public Equity.
PLC— Public Limited Company.
REIT— Real Estate Investment Trust.
S.A.— Societe Anonyme.
S.E.— Societas Europaea.
COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Advertising	0.1%	$110,901
Aerospace & Defense	2.0%	1,730,045
Agriculture	0.3%	242,133
Airlines	0.3%	267,868
Apparel	0.6%	489,837
Auto Manufacturers	0.1%	125,878
Auto Parts & Equipment	1.2%	1,059,920
Banks	10.1%	8,694,262
Beverages	0.2%	167,270
Biotechnology	10.9%	9,344,712
Building Materials	0.9%	736,571
Chemicals	2.0%	1,736,067
Coal	0.5%	438,581
Commercial Services	4.1%	3,546,009

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2026 (Unaudited)
Small Cap Index Fund
COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Computers	2.2%	$1,881,328
Cosmetics & Personal Care	0.3%	264,185
Distribution & Wholesale	0.9%	736,494
Diversified Financial Services	3.4%	2,959,084
Electric	1.5%	1,249,052
Electrical Components & Equipment	1.1%	934,611
Electronics	2.2%	1,920,522
Energy-Alternate Sources	0.8%	669,836
Engineering & Construction	1.9%	1,652,045
Entertainment	1.3%	1,114,965
Environmental Control	0.5%	404,965
Food	0.8%	703,986
Forest Products & Paper	0.1%	47,200
Gas	1.0%	902,682
Hand & Machine Tools	0.3%	285,899
Healthcare Products	3.6%	3,092,585
Healthcare Services	2.8%	2,437,701
Home Builders	1.6%	1,345,763
Home Furnishings	0.3%	265,928
Household Products & Wares	0.2%	209,284
Housewares	0.2%	145,557
Insurance	2.6%	2,198,138
Internet	1.6%	1,413,387
Investment Companies	1.9%	1,667,986
Iron & Steel	0.2%	206,358
Leisure Time	1.0%	898,655
Lodging	0.1%	99,532
Machinery — Construction & Mining	0.6%	486,484
Machinery — Diversified	1.4%	1,162,674
Media	0.3%	292,083
Metal Fabricate/Hardware	0.7%	639,397
Mining	1.9%	1,659,011
Miscellaneous Manufacturing	1.4%	1,161,539
Multi-National	0.1%	49,791
Office & Business Equipment	0.0%	11,894
Office Furnishings	0.2%	145,486
Oil & Gas	2.6%	2,223,921
Oil & Gas Services	1.7%	1,471,997
Packaging and Containers	0.2%	181,157
Pharmaceuticals	3.3%	2,816,383
Pipelines	0.3%	284,145
Private Equity	0.0%	35,028
Real Estate	0.8%	664,444
Retail	3.4%	2,899,676
Savings & Loans	1.0%	898,195
Semiconductors	3.5%	3,042,534
Software	4.5%	3,898,558
Telecommunications	2.1%	1,771,312
Textiles	0.1%	104,726
Toys, Games & Hobbies	0.0%	9,948
Transportation	1.5%	1,260,592
Trucking and Leasing	0.3%	236,443
Water	0.4%	301,973
	100.0%	$86,107,173
Summary of inputs used to value the Fund’s investments as of 6/30/2026 are as follows (See Security Valuation Note):
ASSETS TABLE
Description	Total Market Value at 6/30/2026	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input^
Common Stocks
Advertising	$110,901	$110,901	$—	$—
Aerospace & Defense	1,730,045	1,730,045	—	—
Agriculture	242,133	242,133	—	—
Airlines	267,868	267,868	—	—
Apparel	489,837	489,837	—	—
Auto Manufacturers	125,878	125,878	—	—
Auto Parts & Equipment	1,059,920	1,059,920	—	—
Banks	8,694,262	8,694,262	—	—
Beverages	167,270	167,270	—	—
Biotechnology	9,344,712	9,341,600	1,812	1,300
Building Materials	736,571	736,571	—	—
Chemicals	1,736,067	1,736,067	—	—
Coal	438,581	438,581	—	—
Commercial Services	3,546,009	3,546,009	—	—
Computers	1,881,328	1,881,328	—	—
Cosmetics & Personal Care	264,185	264,185	—	—
Distribution & Wholesale	736,494	736,494	—	—
Diversified Financial Services	2,959,084	2,959,084	—	—
Electric	1,249,052	1,249,052	—	—
Electrical Components & Equipment	934,611	934,611	—	—
Electronics	1,920,522	1,920,522	—	—
Energy-Alternate Sources	669,836	669,836	—	—
Engineering & Construction	1,652,045	1,652,045	—	—
Entertainment	1,114,965	1,114,965	—	—
Environmental Control	404,965	404,965	—	—
Food	703,986	703,986	—	—
Forest Products & Paper	47,200	47,200	—	—
Gas	902,682	902,682	—	—
Hand & Machine Tools	285,899	285,899	—	—
Healthcare Products	3,092,585	3,092,585	—	—
Healthcare Services	2,437,701	2,437,701	—	—
Home Builders	1,345,763	1,345,763	—	—
Home Furnishings	265,928	265,928	—	—
Household Products & Wares	209,284	209,284	—	—
Housewares	145,557	145,557	—	—
Insurance	2,198,138	2,198,138	—	—
Internet	1,413,387	1,413,387	—	—
Investment Companies	1,667,986	1,667,986	—	—
Iron & Steel	206,358	206,358	—	—
Leisure Time	898,655	898,655	—	—
Lodging	99,532	99,532	—	—
Machinery — Construction & Mining	486,484	486,484	—	—
Machinery — Diversified	1,162,674	1,162,674	—	—
Media	292,083	292,083	—	—
Metal Fabricate/Hardware	639,397	639,397	—	—
Mining	1,659,011	1,659,011	—	—
Miscellaneous Manufacturing	1,161,539	1,161,539	—	—

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2026 (Unaudited)
Small Cap Index Fund
ASSETS TABLE
Description	Total Market Value at 6/30/2026	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input^
Multi-National	$49,791	$49,791	$—	$—
Office & Business Equipment	11,894	11,894	—	—
Office Furnishings	145,486	145,486	—	—
Oil & Gas	2,223,921	2,223,921	—	—(1)
Oil & Gas Services	1,471,997	1,471,997	—	—
Packaging and Containers	181,157	181,157	—	—
Pharmaceuticals	2,816,383	2,816,347	36	—
Pipelines	284,145	284,145	—	—
Private Equity	35,028	35,028	—	—
Real Estate	664,444	664,444	—	—
Retail	2,899,676	2,899,676	—	—
Savings & Loans	898,195	898,195	—	—
Semiconductors	3,042,534	3,042,534	—	—
Software	3,898,558	3,898,558	—	—
Telecommunications	1,771,312	1,771,312	—	—
Textiles	104,726	104,726	—	—
Toys, Games & Hobbies	9,948	9,948	—	—
Transportation	1,260,592	1,260,592	—	—
Trucking and Leasing	236,443	236,443	—	—
Water	301,973	301,973	—	—
Total Common Stocks	86,107,173	86,104,025	1,848	1,300
Real Estate Investment Trusts	5,304,298	5,304,298	—	—
Rights	3,055	—	3,055	—
Warrants	1,271	—	1,271	—
Short-Term Investments	486,722	486,722	—	—
Total Investments	$91,902,519	$91,895,045	$6,174	$1,300
ASSETS TABLE
Description	Total Market Value at 6/30/2026	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input^
Other Financial Instruments(2)
Futures Contracts	$11,635	$11,635	$—	$—
Total Assets—Other Financial Instruments	$11,635	$11,635	$—	$—
(1)	Includes internally fair valued securities currently priced at zero ($0).
(2)	Other financial instruments are derivative instruments not reflected in the value of total investments in securities in the Schedule of Investments such as future contracts and forward foreign currency contracts which are valued at the unrealized appreciation (depreciation) on the instrument.
^	A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.
It is the Fund's practice to recognize transfers into and transfers out of Level 3 fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.

Futures contracts held by the Fund at June 30, 2026 are as follows:
Futures Contracts: Exchange Traded
Type	Futures Contract	Expiration Date	Numbers of Contracts	Units per Contract	Closing Price	Notional Value	Unrealized Appreciation	Unrealized Depreciation
Long	E-Mini Russell 2000 Index	09/18/26	3	50	$3,046	$456,840	$11,635	$—
							$11,635	$—
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2026 (Unaudited)
Developed International Index Fund
	Number of Shares	Value†
COMMON STOCKS — 97.9%
Australia — 6.3%
ANZ Group Holdings Ltd.	13,608	$332,095
APA Group	5,847	40,967
Aristocrat Leisure Ltd.	2,575	109,122
ASX Ltd.	928	34,246
BHP Group Ltd.	23,501	979,356
Brambles Ltd.	6,322	85,360
CAR Group Ltd.	1,639	29,258
Cochlear Ltd.	282	23,687
Coles Group Ltd.	6,237	105,053
Commonwealth Bank of Australia	7,739	881,970
Computershare Ltd.	2,288	60,593
CSL Ltd.	2,208	176,165
Evolution Mining Ltd.	9,441	78,065
Fortescue Ltd.	7,822	104,113
Goodman Group	9,341	201,543
Insurance Australia Group Ltd.	10,138	56,701
Lynas Rare Earths Ltd.*	4,367	54,797
Macquarie Group Ltd.	1,681	292,188
Medibank Pvt. Ltd.	11,857	40,738
National Australia Bank Ltd.	14,224	373,502
Northern Star Resources Ltd.	6,260	82,880
Origin Energy Ltd.	8,115	61,683
PLS Group Ltd.*	14,529	50,913
Pro Medicus Ltd.	255	36,050
Qantas Airways Ltd.	3,289	24,165
QBE Insurance Group Ltd.	7,015	122,027
REA Group Ltd.	225	21,675
Rio Tinto Ltd.	1,699	204,423
Santos Ltd.	14,114	70,018
Scentre Group	24,448	65,168
SGH Ltd.	875	28,263
Sigma Healthcare Ltd.	24,657	46,949
Sonic Healthcare Ltd.	2,111	30,379
South32 Ltd.	18,388	49,931
South32 Ltd.	2,925	7,909
Stockland	11,726	33,067
Suncorp Group Ltd.	4,660	62,170
Telstra Group Ltd.	18,709	65,610
The Lottery Corp. Ltd.	9,935	39,495
Transurban Group	14,288	142,065
Vicinity Ltd.	16,563	29,512
Washington H. Soul Pattinson & Co., Ltd.	1,643	52,518
Wesfarmers Ltd.	5,162	323,055
Westpac Banking Corp.	15,519	378,131
WiseTech Global Ltd.	960	22,024
Woodside Energy Group Ltd.	8,717	168,578
Woolworths Group Ltd.	5,650	156,109
		6,434,286
Austria — 0.4%
BAWAG Group AG@	349	69,969
Erste Group Bank AG	1,409	188,577
OMV AG	627	39,402
Raiffeisen Bank International AG	646	41,297
	Number of Shares	Value†

Austria — (continued)
Verbund AG	306	$19,392
		358,637
Belgium — 0.9%
Ageas S.A./N.V.	708	56,648
Anheuser-Busch InBev S.A./N.V.	4,156	343,409
D'ieteren Group	83	16,202
Elia Group S.A./N.V.	216	34,396
Financiere de Tubize S.A.	100	26,419
Groupe Bruxelles Lambert N.V.	362	33,007
KBC Group N.V.	1,054	143,957
Lotus Bakeries N.V.	2	26,527
Sofina S.A.	70	17,828
Syensqo S.A.	306	22,625
UCB S.A.	579	173,336
		894,354
Chile — 0.1%
Antofagasta PLC	1,596	81,002
China — 0.0%
Yangzijiang Shipbuilding Holdings Ltd.	11,200	29,711
Czechia — 0.0%
CSG N.V.*	905	13,209
Denmark — 1.7%
A.P. Moller - Maersk A/S, Class A	14	32,316
A.P. Moller - Maersk A/S, Class B	19	45,135
Carlsberg A/S, Class B	414	54,176
Coloplast A/S, Class B	548	31,211
Danske Bank A/S	3,061	164,078
Demant A/S*	503	20,660
DSV A/S	890	211,778
Genmab A/S*	266	72,925
Novo Nordisk A/S, Class B	14,895	715,362
Novonesis Novozymes, Class B	1,545	97,518
Orsted A/S@,*	2,382	53,547
Pandora A/S	349	40,095
ROCKWOOL A/S, Class B	400	12,830
Tryg A/S	1,610	36,648
Vestas Wind Systems A/S	4,641	131,402
		1,719,681
Finland — 1.2%
Elisa OYJ	610	25,600
Fortum OYJ	1,907	44,118
Kesko OYJ, Class B	1,229	27,477
Kone OYJ, Class B	1,564	88,968
Metso OYJ	3,130	54,428
Neste OYJ	2,016	65,822
Nokia OYJ	23,237	309,894
Nordea Bank Abp	13,107	248,418
Nordea Bank Abp	1,029	19,527
Orion OYJ, Class B	462	37,952
Sampo OYJ, Class A	11,050	116,046
Stora Enso OYJ, Class R	2,435	25,976
UPM-Kymmene OYJ	2,323	61,577

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2026 (Unaudited)
Developed International Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Finland — (continued)
Wartsila OYJ Abp	2,189	$83,603
		1,209,406
France — 8.7%
Abivax S.A.*	248	32,709
Accor S.A.	883	51,218
Aeroports de Paris S.A.	143	18,646
Air Liquide S.A.	2,947	583,566
Alstom S.A.*	1,645	28,739
Amundi S.A.@	290	27,838
AXA S.A.	7,252	363,394
Ayvens S.A.@	1,598	21,049
BioMerieux	172	13,502
BNP Paribas S.A.	4,559	532,460
Bollore S.E.	3,186	14,772
Bouygues S.A.	911	50,874
Bureau Veritas S.A.	1,613	49,404
Capgemini S.E.	709	71,178
Carrefour S.A.	2,798	51,945
Cie de Saint-Gobain S.A.	2,048	185,718
Cie Generale des Etablissements Michelin SCA	3,094	119,522
Covivio SA	233	14,267
Credit Agricole S.A.	4,198	84,435
Danone S.A.	2,946	240,801
Dassault Aviation S.A.	89	29,235
Dassault Systemes S.E.	2,943	60,029
Eiffage S.A.	319	47,054
Engie S.A.	8,329	262,151
EssilorLuxottica S.A.	1,365	256,308
Gecina S.A.	205	17,225
Getlink S.E.	1,352	28,739
Hermes International SCA	120	219,443
Ipsen S.A.	156	30,064
Kering S.A.	342	96,740
Klepierre S.A.	914	38,199
Legrand S.A.	1,199	203,164
L'Oreal S.A.	1,111	487,014
LVMH Moet Hennessy Louis Vuitton S.E.	1,151	636,572
Orange S.A.	8,541	161,073
Pernod Ricard S.A.	884	64,256
Publicis Groupe S.A.	994	98,230
Renault S.A.	921	26,458
Rexel S.A.	1,004	43,986
Safran S.A.	1,596	628,953
Sanofi SA	5,008	428,202
Sartorius Stedim Biotech	129	26,749
Schneider Electric S.E.	2,536	829,845
Societe Generale S.A.	2,955	261,548
Sodexo S.A.	410	23,715
Thales S.A.	426	109,483
TotalEnergies S.E.	9,069	701,265
Unibail-Rodamco-Westfield	537	62,844
Veolia Environnement S.A.	2,911	121,305
	Number of Shares	Value†

France — (continued)
Vinci S.A.	2,154	$314,588
		8,870,474
Germany — 8.3%
adidas AG	783	160,695
Allianz S.E.	1,759	832,619
BASF S.E.	4,070	217,554
Bayer AG	4,486	248,113
Bayerische Motoren Werke AG	1,289	84,621
Beiersdorf AG	431	37,119
Brenntag S.E.	533	32,410
Commerzbank AG	2,998	127,699
Continental AG	505	41,786
CTS Eventim AG & Co., KGaA	278	16,238
Daimler Truck Holding AG	2,115	102,004
Delivery Hero S.E.@,*	873	35,726
Deutsche Bank AG	8,410	284,822
Deutsche Boerse AG	858	234,019
Deutsche Lufthansa AG	2,941	33,701
Deutsche Post AG	4,169	253,460
Deutsche Telekom AG	15,880	432,957
E.ON S.E.	10,255	210,883
Evonik Industries AG	1,156	20,976
Fresenius Medical Care AG	1,043	47,217
Fresenius S.E. & Co., KGaA	1,943	88,769
GEA Group AG	697	47,860
Hannover Rueck S.E.	264	73,111
Heidelberg Materials AG	612	116,751
Henkel AG & Co., KGaA	470	37,195
Hensoldt AG	314	24,390
HOCHTIEF AG	76	44,053
Infineon Technologies AG	5,946	560,125
Knorr-Bremse AG	307	35,722
Mercedes-Benz Group AG	3,290	165,483
Merck KGaA	600	100,587
MTU Aero Engines AG	248	103,342
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	593	331,167
Nemetschek S.E.	240	14,612
Rational AG	23	16,850
Rheinmetall AG	209	237,797
RWE AG	2,666	172,410
SAP S.E.	4,829	744,382
Scout24 S.E.@	329	27,226
Siemens AG	3,436	1,104,699
Siemens Energy AG	3,584	683,259
Siemens Healthineers AG@	1,573	61,351
Symrise AG	577	57,879
Talanx AG	287	36,301
Vonovia S.E.	3,459	85,332
Zalando S.E.@,*	991	28,715
		8,453,987
Hong Kong — 1.8%
AIA Group Ltd.	48,600	444,944
BOC Hong Kong Holdings Ltd.	16,000	86,825
CK Asset Holdings Ltd.	9,034	51,037

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2026 (Unaudited)
Developed International Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Hong Kong — (continued)
CK Hutchison Holdings Ltd.	11,628	$98,555
CK Infrastructure Holdings Ltd.	2,500	19,060
CLP Holdings Ltd.	7,000	65,428
Futu Holdings Ltd., ADR	250	23,435
Galaxy Entertainment Group Ltd.	9,000	33,881
Henderson Land Development Co., Ltd.	6,891	21,856
HKT Trust & HKT Ltd.	16,240	24,161
Hong Kong & China Gas Co., Ltd.	50,112	41,617
Hong Kong Exchanges & Clearing Ltd.	5,484	255,154
Hongkong Land Holdings Ltd.	4,800	34,196
Jardine Matheson Holdings Ltd.	700	43,167
Link REIT	10,862	50,686
MTR Corp. Ltd.	7,396	28,845
Power Assets Holdings Ltd.	6,000	43,721
Prudential PLC	11,714	155,586
Sino Land Co., Ltd.	17,633	23,160
SITC International Holdings Co., Ltd.	6,000	24,069
Sun Hung Kai Properties Ltd.	6,161	88,677
Swire Pacific Ltd., Class A	1,500	15,668
Techtronic Industries Co., Ltd.	6,500	108,170
WH Group Ltd.@	36,872	39,096
Wharf Real Estate Investment Co., Ltd.	7,000	19,117
		1,840,111
Ireland — 0.6%
AerCap Holdings N.V.	800	116,624
AIB Group PLC	9,304	109,345
Bank of Ireland Group PLC	4,433	88,318
Experian PLC	4,190	141,218
Kerry Group PLC, Class A	759	69,624
Kingspan Group PLC	670	61,272
Ryanair Holdings PLC	1,931	60,361
		646,762
Israel — 1.1%
Azrieli Group Ltd.	175	23,726
Bank Hapoalim BM	5,737	132,327
Bank Leumi Le-Israel BM	6,820	152,622
Check Point Software Technologies Ltd.*	372	48,892
Elbit Systems Ltd.	130	98,849
Enlight Renewable Energy Ltd.*	644	56,870
Harel Insurance Investments & Financial Services Ltd.	547	28,815
ICL Group Ltd.	3,227	16,186
Israel Discount Bank Ltd., Class A	5,734	56,774
Mizrahi Tefahot Bank Ltd.	681	45,104
Nova Ltd.*	140	74,457
OPC Energy Ltd.*	788	24,407
Phoenix Financial Ltd.	1,085	59,988
Teva Pharmaceutical Industries Ltd.*	4,764	160,676
Teva Pharmaceutical Industries Ltd., ADR*	500	16,940
Tower Semiconductor Ltd.*	510	132,048
		1,128,681
	Number of Shares	Value†

Italy — 3.2%
Banca Mediolanum SpA	987	$24,597
Banca Monte dei Paschi di Siena SpA	9,142	113,611
Banco BPM SpA	5,014	86,704
BPER Banca SpA	6,823	107,197
Buzzi SpA	385	19,721
Davide Campari-Milano N.V.	2,775	17,287
Enel SpA	35,264	404,492
Eni SpA	8,402	197,125
Ferrari N.V.	575	213,725
FinecoBank Banca Fineco SpA	2,856	71,811
Generali	3,902	190,234
Intesa Sanpaolo SpA	63,126	433,883
Italgas SpA	2,761	31,973
Leonardo SpA	1,866	100,186
Moncler SpA	1,090	63,435
Poste Italiane SpA	2,159	70,672
Prysmian SpA	1,293	217,668
Recordati Industria Chimica e Farmaceutica SpA	515	30,189
Snam SpA	9,461	68,300
Telecom Italia SpA*	8,316	75,721
Terna - Rete Elettrica Nazionale	5,972	69,735
UniCredit SpA	6,353	569,348
Unipol Assicurazioni SpA	1,719	48,047
		3,225,661
Japan — 23.4%
Advantest Corp.	3,400	699,477
Aeon Co., Ltd.	10,200	84,355
AGC, Inc.	900	38,888
Aisin Corp.	2,100	28,511
Ajinomoto Co., Inc.	4,200	153,129
ANA Holdings, Inc.	800	14,646
Asahi Group Holdings Ltd.	7,100	67,497
Asahi Kasei Corp.	6,100	67,845
Asics Corp.	3,200	87,036
Astellas Pharma, Inc.	8,300	111,026
Bandai Namco Holdings, Inc.	2,700	62,589
Bridgestone Corp.	5,200	109,645
Canon, Inc.	4,000	102,442
Capcom Co., Ltd.	1,700	31,272
Central Japan Railway Co.	3,600	76,842
Chubu Electric Power Co., Inc.	3,200	60,462
Chugai Pharmaceutical Co., Ltd.	3,100	143,199
Dai Nippon Printing Co., Ltd.	1,800	33,027
Daifuku Co., Ltd.	1,500	66,450
Daiichi Life Group, Inc.	16,100	175,792
Daiichi Sankyo Co., Ltd.	8,200	131,858
Daikin Industries Ltd.	1,200	183,047
Daito Trust Construction Co., Ltd.	1,400	26,745
Daiwa House Industry Co., Ltd.	2,600	70,451
Daiwa Securities Group, Inc.	6,300	62,482
Denso Corp.	8,000	92,112
Disco Corp.	400	208,094
East Japan Railway Co.	4,400	91,951
Ebara Corp.	2,200	86,158
Eisai Co., Ltd.	1,200	30,250

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2026 (Unaudited)
Developed International Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Japan — (continued)
ENEOS Holdings, Inc.	12,590	$93,196
FANUC Corp.	4,300	197,998
Fast Retailing Co., Ltd.	900	461,110
Fuji Electric Co., Ltd.	600	50,823
FUJIFILM Holdings Corp.	5,200	111,246
Fujikura Ltd.	7,200	285,421
Fujitsu Ltd.	8,000	158,960
Furukawa Electric Co., Ltd.	3,000	90,232
Hankyu Hanshin Holdings, Inc.	1,000	26,311
Hikari Tsushin, Inc.	100	21,973
Hitachi Ltd.	20,500	567,360
Honda Motor Co., Ltd.	16,900	152,231
Hoya Corp.	1,600	258,082
Hulic Co., Ltd.	2,300	24,084
Ibiden Co., Ltd.	1,100	166,079
Idemitsu Kosan Co., Ltd.	3,280	24,230
IHI Corp.	4,800	81,039
Inpex Corp.	4,100	82,731
Isuzu Motors Ltd.	2,500	33,290
ITOCHU Corp.	25,700	293,305
Japan Exchange Group, Inc.	4,700	59,483
Japan Post Bank Co., Ltd.	8,200	156,065
Japan Post Holdings Co., Ltd.	8,200	110,218
Japan Post Insurance Co., Ltd.	2,400	22,686
Japan Tobacco, Inc.	5,100	188,187
JFE Holdings, Inc.	2,800	27,033
JX Advanced Metals Corp.	2,700	74,518
Kajima Corp.	2,000	72,906
Kao Corp.	4,400	87,202
Kawasaki Heavy Industries Ltd.	3,500	63,340
Kawasaki Kisen Kaisha Ltd.	1,400	21,459
KDDI Corp.	13,400	225,089
Keyence Corp.	920	465,048
Kikkoman Corp.	3,000	30,775
Kioxia Holdings Corp.*	1,400	813,722
Kirin Holdings Co., Ltd.	3,700	63,811
Komatsu Ltd.	4,000	156,190
Konami Group Corp.	500	54,773
Kubota Corp.	4,300	71,950
Kyocera Corp.	5,400	119,761
Kyowa Kirin Co., Ltd.	1,000	15,916
Lasertec Corp.	400	127,055
LY Corp.	12,300	32,737
Makita Corp.	1,000	35,961
Marubeni Corp.	6,400	186,583
MINEBEA MITSUMI, Inc.	1,600	47,461
Mitsubishi Chemical Group Corp.	5,600	39,295
Mitsubishi Corp.	14,000	374,531
Mitsubishi Electric Corp.	8,700	319,068
Mitsubishi Estate Co., Ltd.	4,900	124,956
Mitsubishi HC Capital, Inc.	3,900	31,680
Mitsubishi Heavy Industries Ltd.	14,500	329,479
Mitsubishi UFJ Financial Group, Inc.	49,400	984,193
Mitsui & Co., Ltd.	11,200	312,737
Mitsui Fudosan Co., Ltd.	12,100	112,148
Mitsui Kinzoku Co., Ltd.	200	53,518
	Number of Shares	Value†

Japan — (continued)
Mitsui OSK Lines Ltd.	1,500	$48,052
Mizuho Financial Group, Inc.	10,908	523,898
MS&AD Insurance Group Holdings, Inc.	5,870	152,150
Murata Manufacturing Co., Ltd.	7,600	545,565
NEC Corp.	5,900	142,440
Nexon Co., Ltd.	1,800	23,922
NIDEC Corp.*	3,600	59,172
Nintendo Co., Ltd.	5,019	210,999
Nippon Building Fund, Inc.	34	26,373
Nippon Paint Holdings Co., Ltd.	4,200	27,395
Nippon Sanso Holdings Corp.	800	29,675
Nippon Steel Corp.	22,485	74,496
Nippon Yusen K.K.	1,800	58,220
Nissan Motor Co., Ltd.*	10,900	20,181
Nitori Holdings Co., Ltd.	1,900	28,155
Nitto Denko Corp.	3,200	62,956
Nomura Holdings, Inc.	13,800	121,163
Nomura Research Institute Ltd.	1,630	45,728
NTT, Inc.	137,100	121,954
Obayashi Corp.	2,800	56,584
Obic Co., Ltd.	1,366	32,080
Olympus Corp.	5,000	52,356
Oriental Land Co., Ltd.	4,700	71,571
ORIX Corp.	5,300	201,885
Osaka Gas Co., Ltd.	1,700	57,279
Otsuka Corp.	1,000	17,120
Otsuka Holdings Co., Ltd.	2,000	133,118
Pan Pacific International Holdings Corp.	8,000	40,548
Panasonic Holdings Corp.	10,700	301,027
Rakuten Group, Inc.*	7,200	33,607
Recruit Holdings Co., Ltd.	6,100	424,432
Renesas Electronics Corp.	8,200	253,125
Resona Holdings, Inc.	9,600	125,165
Resonac Holdings Corp.	800	88,991
Ryohin Keikaku Co., Ltd.	2,200	48,088
Sanrio Co., Ltd.	4,000	27,061
SBI Holdings, Inc.	2,420	39,685
SCREEN Holdings Co., Ltd.	800	89,741
Secom Co., Ltd.	1,900	75,480
Seibu Holdings, Inc.	1,000	19,590
Sekisui House Ltd.	2,600	54,053
Seven & i Holdings Co., Ltd.	8,700	104,334
Shimano, Inc.	400	42,664
Shimizu Corp.	2,300	36,423
Shin-Etsu Chemical Co., Ltd.	7,700	335,639
Shionogi & Co., Ltd.	3,300	56,386
Shiseido Co., Ltd.	2,000	32,282
SMC Corp.	248	110,877
SoftBank Corp.	131,200	167,533
SoftBank Group Corp.	17,200	638,005
Sompo Holdings, Inc.	3,775	143,413
Sony Group Corp.	27,000	543,350
Subaru Corp.	2,600	38,039
Sumitomo Corp.	18,800	180,700

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2026 (Unaudited)
Developed International Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Japan — (continued)
Sumitomo Electric Industries Ltd.	13,200	$244,954
Sumitomo Metal Mining Co., Ltd.	1,100	51,019
Sumitomo Mitsui Financial Group, Inc.	16,600	650,704
Sumitomo Mitsui Trust Group, Inc.	2,786	104,029
Sumitomo Realty & Development Co., Ltd.	2,800	65,008
Suntory Beverage & Food Ltd.	600	16,720
Suzuki Motor Corp.	7,200	87,089
T&D Holdings, Inc.	2,100	62,638
Taisei Corp.	700	61,966
Takeda Pharmaceutical Co., Ltd.	7,295	232,526
TDK Corp.	8,900	199,666
Terumo Corp.	5,700	77,848
The Chiba Bank Ltd.	2,500	38,298
The Kansai Electric Power Co., Inc.	4,100	57,941
Toho Co., Ltd.	2,500	19,996
Tokio Marine Holdings, Inc.	8,300	364,941
Tokyo Electron Ltd.	2,100	1,018,194
Tokyo Gas Co., Ltd.	1,400	53,012
TOPPAN Holdings, Inc.	1,000	31,708
Toray Industries, Inc.	6,300	44,129
Toyota Motor Corp.	43,840	734,430
Toyota Tsusho Corp.	2,900	107,944
Unicharm Corp.	5,100	29,554
West Japan Railway Co.	1,900	31,823
Yamaha Motor Co., Ltd.	4,100	31,132
Yokogawa Electric Corp.	1,100	38,657
Yokohama Financial Group, Inc.	4,500	48,463
Zensho Holdings Co., Ltd.	400	19,914
		23,907,541
Luxembourg — 0.2%
ArcelorMittal S.A.	2,020	121,792
CVC Capital Partners PLC@	917	13,340
Eurofins Scientific S.E.	553	43,275
Millicom International Cellular S.A.	400	36,304
Tenaris S.A.	1,487	41,164
		255,875
Macao — 0.0%
Sands China Ltd.	11,200	18,687
Mexico — 0.0%
Fresnillo PLC	1,059	38,566
Netherlands — 7.1%
ABN AMRO Bank N.V.	2,697	114,708
Adyen N.V.@,*	124	116,327
Aegon Ltd.	5,731	48,773
Airbus S.E.	2,748	611,408
Akzo Nobel N.V.	795	54,065
Argenx S.E.*	280	259,522
ASM International N.V.	215	247,246
ASML Holding N.V.	1,795	3,554,416
ASR Nederland N.V.	741	55,961
BE Semiconductor Industries N.V.	345	113,937
Euronext N.V.@	347	55,503
EXOR N.V.	450	34,475
	Number of Shares	Value†

Netherlands — (continued)
Ferrovial N.V.	2,193	$150,309
Heineken Holding N.V.	617	46,985
Heineken N.V.	1,324	111,166
ING Groep N.V.	13,233	417,545
Koninklijke Ahold Delhaize N.V.	4,102	165,074
Koninklijke KPN N.V.	18,067	89,229
Koninklijke Philips N.V.	3,491	94,937
Nebius Group N.V., Class A*	900	248,553
NN Group N.V.	1,172	102,748
Prosus N.V.*	5,939	258,071
QIAGEN N.V.	977	37,794
Stellantis N.V.*	4,149	23,705
Stellantis N.V.*	4,370	24,963
The Magnum Ice Cream Co. N.V.*	1,083	18,854
The Magnum Ice Cream Co. N.V.*	973	16,923
Universal Music Group N.V.	5,064	106,089
Wolters Kluwer N.V.	1,070	69,186
		7,248,472
New Zealand — 0.2%
Auckland International Airport Ltd.	8,222	39,030
Contact Energy Ltd.	4,303	22,787
Fisher & Paykel Healthcare Corp. Ltd.	2,472	54,914
Infratil Ltd.	4,184	36,707
Meridian Energy Ltd.	5,265	17,416
Xero Ltd.*	777	39,062
		209,916
Norway — 0.6%
Aker BP ASA	1,522	46,436
DNB Bank ASA	3,759	111,914
Equinor ASA	3,252	102,547
Gjensidige Forsikring ASA	851	23,035
Kongsberg Gruppen ASA	2,080	62,683
Mowi ASA	2,201	40,659
Norsk Hydro ASA	6,136	55,523
Orkla ASA	3,112	32,718
Salmar ASA	344	16,100
Telenor ASA	2,863	41,014
Var Energi ASA	4,330	17,941
Yara International ASA	710	31,224
		581,794
Poland — 0.0%
InPost S.A.*	1,317	23,210
Portugal — 0.2%
Banco Comercial Portugues S.A., Class R	33,071	39,130
EDP S.A.	13,321	69,588
Galp Energia SGPS S.A.	1,785	37,831
Jeronimo Martins SGPS S.A.	1,244	23,825
		170,374
Singapore — 1.6%
CapitaLand Ascendas REIT	17,774	34,231
CapitaLand Integrated Commercial Trust	26,406	48,455

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2026 (Unaudited)
Developed International Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Singapore — (continued)
CapitaLand Investment Ltd.	10,407	$20,058
DBS Group Holdings Ltd.	9,632	487,714
Grab Holdings Ltd., Class A*	11,100	41,847
Keppel Ltd.	6,500	55,133
Oversea-Chinese Banking Corp. Ltd.	15,391	295,364
Sea Ltd., ADR*	1,800	172,494
Sembcorp Industries Ltd.	3,700	18,198
Singapore Airlines Ltd.	6,900	41,033
Singapore Exchange Ltd.	3,700	69,033
Singapore Technologies Engineering Ltd.	7,200	57,991
Singapore Telecommunications Ltd.	34,200	116,759
United Overseas Bank Ltd.	5,737	176,670
Wilmar International Ltd.	8,000	22,327
		1,657,307
Spain — 3.7%
Acciona S.A.	104	32,950
ACS Actividades de Construccion y Servicios S.A.	785	115,440
Aena SME S.A.@	3,280	99,950
Amadeus IT Group S.A.	2,064	120,747
Banco Bilbao Vizcaya Argentaria S.A.	26,099	657,089
Banco de Sabadell S.A.	23,180	82,137
Banco Santander S.A.	66,237	919,360
Bankinter S.A.	2,974	49,802
CaixaBank S.A.	16,244	230,148
Cellnex Telecom S.A.@	2,182	65,232
EDP Renewables S.A.	1,411	22,802
Endesa S.A.	1,359	61,748
Iberdrola S.A.	28,129	700,119
Indra Sistemas S.A.	360	19,746
Industria de Diseno Textil S.A.	4,957	312,451
Mapfre S.A.	4,641	22,978
Naturgy Energy Group S.A.	1,173	36,767
Redeia Corp. S.A.	1,818	30,888
Repsol S.A.	4,919	122,899
Telefonica S.A.	17,190	69,084
		3,772,337
Sweden — 3.3%
AddTech AB, Class B	1,238	43,750
Alfa Laval AB	1,254	74,808
Assa Abloy AB, Class B	4,581	161,851
Atlas Copco AB, Class A	11,646	236,053
Atlas Copco AB, Class B	7,173	127,163
Beijer Ref AB	1,983	29,065
Boliden AB	1,270	71,759
Epiroc AB, Class A	2,862	78,524
Epiroc AB, Class B	1,799	41,754
EQT AB	1,999	56,551
Essity AB, Class B	2,667	75,513
Evolution AB@,*	634	43,521
Fastighets AB Balder, Class B*	2,900	15,468
H & M Hennes & Mauritz AB, Class B	2,293	39,444
Hexagon AB, Class B	9,558	79,077
Industrivarden AB, Class A	513	28,781
	Number of Shares	Value†

Sweden — (continued)
Industrivarden AB, Class C	681	$37,399
Indutrade AB	1,163	24,066
Investment AB Latour, Class B	649	12,897
Investor AB, Class B	8,005	332,617
L E Lundbergforetagen AB, Class B	336	19,370
Lifco AB, Class B	1,067	34,970
Nibe Industrier AB, Class B	6,781	25,207
Saab AB, Class B	1,489	77,628
Sagax AB, Class B	919	14,616
Sandvik AB	4,831	199,497
Securitas AB, Class B	2,142	35,177
Skandinaviska Enskilda Banken AB, Class A	6,941	138,202
Skanska AB, Class B	1,493	39,941
SKF AB, Class B	1,500	38,530
Spotify Technology S.A.*	690	316,800
Svenska Cellulosa AB SCA, Class B	2,922	29,883
Svenska Handelsbanken AB, Class A	6,368	93,707
Swedbank AB, Class A	3,899	145,651
Swedish Orphan Biovitrum AB*	878	41,852
Tele2 AB, Class B	2,545	44,288
Telefonaktiebolaget LM Ericsson, Class B	12,851	144,120
Telia Co., AB	10,628	51,767
Trelleborg AB, Class B	941	39,206
Volvo AB, Class A	239	8,146
Volvo AB, Class B	7,001	238,144
		3,386,763
Switzerland — 10.0%
ABB Ltd.	7,249	788,541
Alcon AG	2,283	153,943
Avolta AG*	393	26,255
Banque Cantonale Vaudoise	130	19,032
Barry Callebaut AG	18	24,890
Belimo Holding AG	47	52,846
BKW AG	82	13,788
Chocoladefabriken Lindt & Spruengli AG	1	118,812
Cie Financiere Richemont S.A., Class A	2,486	573,839
Coca-Cola HBC AG*	1,031	67,207
DSM-Firmenich AG	809	76,788
EMS-Chemie Holding AG	29	24,859
Galderma Group AG*	853	194,013
Geberit AG	156	104,101
Givaudan S.A.	42	177,650
Glencore PLC*	43,419	296,049
Helvetia Baloise Holding AG	347	89,491
Holcim AG*	2,326	209,719
Julius Baer Group Ltd.	896	77,414
Kuehne + Nagel International AG	229	55,565
Logitech International S.A.	660	61,914
Lonza Group AG	320	215,873
Nestle S.A.	11,916	1,222,166
Novartis AG	8,470	1,323,797
Partners Group Holding AG	104	85,185
Roche Holding AG	150	62,844

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2026 (Unaudited)
Developed International Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Switzerland — (continued)
Roche Holding AG	3,249	$1,335,620
Sandoz Group AG	1,917	173,209
Schindler Holding AG	105	33,378
Schindler Holding AG, Participation Certificates	173	57,349
SGS S.A.	797	92,422
Sika AG	699	144,145
Sonova Holding AG	221	52,453
STMicroelectronics N.V.	2,923	216,217
Straumann Holding AG	485	63,752
Swiss Life Holding AG	131	144,004
Swiss Prime Site AG	343	55,969
Swiss Re AG	1,362	216,490
Swisscom AG	119	91,788
The Swatch Group AG	128	31,282
UBS Group AG	14,682	727,657
VAT Group AG@	125	109,615
Zurich Insurance Group AG	686	507,388
		10,169,319
United Arab Emirates — 0.0%
NMC Health PLC*	538	0
United Kingdom — 13.1%
3i Group PLC	4,535	149,128
Admiral Group PLC	1,231	58,139
Airtel Africa PLC@	4,133	17,967
Anglo American PLC	4,903	240,504
Associated British Foods PLC	1,401	36,830
AstraZeneca PLC	6,994	1,305,810
Aviva PLC	14,048	121,119
BAE Systems PLC	13,657	334,687
Barclays PLC	63,366	424,616
BP PLC	72,614	447,574
British American Tobacco PLC	9,287	574,707
BT Group PLC	26,357	66,493
Bunzl PLC	1,435	50,080
Centrica PLC	22,348	50,646
Coca-Cola Europacific Partners PLC	934	93,410
Compass Group PLC	7,731	249,784
Diageo PLC	10,147	204,362
Endeavour Mining PLC	920	45,063
GSK PLC	18,430	483,841
Haleon PLC	40,642	187,284
Halma PLC	1,768	92,410
HSBC Holdings PLC	79,471	1,502,741
Imperial Brands PLC	3,506	129,578
Informa PLC	6,057	72,669
InterContinental Hotels Group PLC	639	109,833
International Consolidated Airlines Group S.A.	5,483	34,807
Intertek Group PLC	668	51,421
J. Sainsbury PLC	8,298	35,213
Kingfisher PLC	8,065	30,281
Land Securities Group PLC	3,488	30,050
Legal & General Group PLC	25,239	95,690
Lloyds Banking Group PLC	268,874	393,505
	Number of Shares	Value†

United Kingdom — (continued)
London Stock Exchange Group PLC	2,128	$230,070
M&G PLC	10,956	48,879
Marks & Spencer Group PLC	9,274	45,780
Melrose Industries PLC	5,485	34,587
National Grid PLC	22,836	376,651
NatWest Group PLC	36,520	322,251
Next PLC	539	103,996
Pearson PLC	2,427	38,568
Reckitt Benckiser Group PLC	2,951	192,209
RELX PLC	5,252	165,989
RELX PLC	3,037	96,001
Rentokil Initial PLC	11,821	67,226
Rio Tinto PLC	4,933	466,686
Rolls-Royce Holdings PLC	38,844	744,626
Schroders PLC	3,435	26,774
Segro PLC	5,560	64,499
Severn Trent PLC	1,289	50,463
Shell PLC	26,016	1,010,851
Smith & Nephew PLC	3,785	54,702
Smiths Group PLC	1,404	47,693
Spirax Group PLC	358	32,479
SSE PLC	5,569	179,670
Standard Chartered PLC	8,232	222,614
Standard Life PLC	2,925	32,334
Tesco PLC	29,714	181,140
The Sage Group PLC	4,511	48,940
Unilever PLC	5,146	309,108
Unilever PLC	4,813	289,889
United Utilities Group PLC	3,227	55,995
Verisure PLC*	1,171	13,055
Vodafone Group PLC	88,505	117,142
Wise Group PLC, Class A*	2,843	34,080
		13,425,189
United States — 0.2%
Octave Intelligence PLC*	955	15,404
Sunbelt Rentals Holdings, Inc.	1,941	141,593
		156,997
TOTAL COMMON STOCKS (Cost $54,371,524)		99,928,309

PREFERRED STOCKS — 0.2%
Germany — 0.2%
Bayerische Motoren Werke AG	270	17,777
Dr. Ing. h.c. F. Porsche AG	537	26,809
Henkel AG & Co., KGaA	752	63,243
Porsche Automobil Holding S.E.	711	21,961
Sartorius AG	123	32,269
Volkswagen AG	949	76,130
TOTAL PREFERRED STOCKS (Cost $342,252)		238,189

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2026 (Unaudited)
Developed International Index Fund
	Number of Shares	Value†

RIGHTS — 0.0%
Spain — 0.0%
EDP Renewables S.A.* (Cost $1,669)	785	$1,648

SHORT-TERM INVESTMENTS — 0.2%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 3.535%) (Cost $157,205)	157,205	157,205
TOTAL INVESTMENTS — 98.3% (Cost $54,872,650)		$100,325,351
Other Assets & Liabilities — 1.7%		1,764,579
TOTAL NET ASSETS — 100.0%		$102,089,930

†	See Security Valuation Note.
*	Non-income producing security.
@	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2026, the aggregate value of Rule 144A securities was $885,972, which represents 0.9% of the Fund’s net assets.
A/S— Aktieselskab.
AB— Aktiebolag.
ADR— American Depositary Receipt.
AG— Aktiengesellschaft.
ASA— Allmennaksjeselskap.
K.K.— Kabushiki Kaisha
KGaA— Kommanditgesellschaft auf Aktien.
MSCI— Morgan Stanley Capital International.
N.V.— Naamloze Vennootschap.
OYJ— Julkinen Osakeyhtiö.
PLC— Public Limited Company.
REIT— Real Estate Investment Trust.
S.A.— Societe Anonyme.
S.E.— Societas Europaea.
SpA— Società per Azioni.
Country Weightings as of 6/30/2026††
Japan	24%
United Kingdom	13
Switzerland	10
France	9
Germany	9
Netherlands	7
Australia	7
Other	21
Total	100%
††	% of total investments as of June 30, 2026.
COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Advertising	0.1%	$98,230
Aerospace & Defense	3.4%	3,413,433
Agriculture	0.9%	914,799
COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Airlines	0.2%	$208,713
Apparel	1.2%	1,200,486
Auto Manufacturers	2.0%	1,952,509
Auto Parts & Equipment	0.6%	636,530
Banks	16.8%	16,766,104
Beverages	1.2%	1,150,286
Biotechnology	0.6%	576,883
Building Materials	1.5%	1,503,196
Chemicals	2.1%	2,109,225
Commercial Services	1.9%	1,886,220
Computers	0.6%	598,058
Cosmetics & Personal Care	1.5%	1,534,965
Distribution & Wholesale	1.6%	1,638,081
Diversified Financial Services	1.7%	1,666,488
Electric	3.2%	3,159,066
Electrical Components & Equipment	2.4%	2,414,871
Electronics	1.7%	1,719,273
Energy-Alternate Sources	0.1%	131,402
Engineering & Construction	1.3%	1,320,139
Entertainment	0.4%	406,032
Food	3.0%	3,031,379
Food Service	0.3%	273,499
Forest Products & Paper	0.1%	61,577
Gas	0.3%	304,780
Hand & Machine Tools	0.4%	344,853
Healthcare Products	1.2%	1,208,881
Healthcare Services	0.4%	439,015
Holding Companies	0.1%	43,167
Home Builders	0.1%	124,504
Home Furnishings	0.9%	861,227
Household Products & Wares	0.2%	229,404
Insurance	5.7%	5,654,051
Internet	1.0%	947,766
Investment Companies	0.6%	605,599
Iron & Steel	0.3%	327,434
Leisure Time	0.2%	194,543
Lodging	0.2%	213,619
Machinery — Construction & Mining	2.1%	2,110,491
Machinery — Diversified	1.7%	1,722,749
Media	0.1%	111,237
Metal Fabricate/Hardware	0.2%	189,309
Mining	3.0%	2,982,481
Miscellaneous Manufacturing	1.4%	1,354,933
Office & Business Equipment	0.1%	102,442
Oil & Gas	3.3%	3,243,218
Packaging and Containers	0.0%	25,976
Pharmaceuticals	7.8%	7,754,492
Pipelines	0.0%	40,967
Private Equity	0.3%	324,262
Real Estate	0.8%	823,438
Real Estate Investment Trusts	0.7%	716,119
Retail	2.4%	2,359,060
Semiconductors	8.0%	8,018,113
Shipbuilding	0.0%	29,711
Software	1.3%	1,339,023
Telecommunications	3.1%	3,133,552
Toys, Games & Hobbies	0.3%	300,649

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2026 (Unaudited)
Developed International Index Fund
COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Transportation	1.2%	$1,148,037
Water	0.2%	227,763
	100.0%	$99,928,309
Summary of inputs used to value the Fund’s investments as of 6/30/2026 are as follows (See Security Valuation Note):
ASSETS TABLE
Description	Total Market Value at 6/30/2026	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Common Stocks
Australia	$6,434,286	$—	$6,434,286	$—
Austria	358,637	—	358,637	—
Belgium	894,354	—	894,354	—
Chile	81,002	—	81,002	—
China	29,711	—	29,711	—
Czechia	13,209	13,209	—	—
Denmark	1,719,681	174,969	1,544,712	—
Finland	1,209,406	—	1,209,406	—
France	8,870,474	—	8,870,474	—
Germany	8,453,987	—	8,453,987	—
Hong Kong	1,840,111	23,435	1,816,676	—
Ireland	646,762	116,624	530,138	—
Israel	1,128,681	65,832	1,062,849	—
Italy	3,225,661	31,973	3,193,688	—
Japan	23,907,541	47,057	23,860,484	—
Luxembourg	255,875	36,304	219,571	—
Macao	18,687	—	18,687	—
Mexico	38,566	—	38,566	—
Netherlands	7,248,472	449,404	6,799,068	—
New Zealand	209,916	—	209,916	—
Norway	581,794	103,697	478,097	—
Poland	23,210	—	23,210	—
Portugal	170,374	—	170,374	—
Singapore	1,657,307	214,341	1,442,966	—
Spain	3,772,337	—	3,772,337	—
Sweden	3,386,763	316,800	3,069,963	—
Switzerland	10,169,319	118,812	10,050,507	—
United Arab Emirates	—	—	—	—
ASSETS TABLE
Description	Total Market Value at 6/30/2026	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
United Kingdom	$13,425,189	$50,646	$13,374,543	$—
United States	156,997	15,404	141,593	—
Total Common Stocks	$99,928,309	$1,778,507	$98,149,802	$—
Rights	1,648	1,648	—	—
Preferred Stocks
Germany	238,189	—	238,189	—
Total Preferred Stocks	$238,189	$—	$238,189	$—
Short-Term Investments	157,205	157,205	—	—
Total Investments	$100,325,351	$1,937,360	$98,387,991	$—
Other Financial Instruments(1)
Forward Foreign Currency Contracts	$6,919	$—	$6,919	$—
Total Assets—Other Financial Instruments	$6,919	$—	$6,919	$—
LIABILITIES TABLE
Description	Total Market Value at 6/30/2026	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Other Financial Instruments(1)
Futures Contracts	$(293)	$(293)	$—	$—
Total Liabilities—Other Financial Instruments	$(293)	$(293)	$—	$—
(1)	Other financial instruments are derivative instruments not reflected in the value of total investments in securities in the Schedule of Investments such as future contracts and forward foreign currency contracts which are valued at the unrealized appreciation (depreciation) on the instrument.
It is the Fund's practice to recognize transfers into and transfers out of Level 3 fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.

Open forward foreign currency contracts held at June 30, 2026 are as follows:
Open forward foreign currency contracts
	Currency	Counterparty	Settlement Date	Foreign Currency Contract	Forward Rate	U.S. Contract Amount	U.S. Contract Value	Unrealized Foreign Exchange Gain	Unrealized Foreign Exchange Loss
Sell	Swiss Franc	RBC Capital Markets Corp.	09/17/26	(195,000)	0.80102	$(247,015)	$(243,439)	$3,577	$—
Sell	Euro	UBS Securities	09/17/26	(250,000)	0.87233	(289,932)	(286,590)	3,342	—
	Total							$6,919	$—

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2026 (Unaudited)
Developed International Index Fund
Futures contracts held by the Fund at June 30, 2026 are as follows:
Futures Contracts: Exchange Traded
Type	Futures Contract	Expiration Date	Numbers of Contracts	Units per Contract	Closing Price	Notional Value	Unrealized Appreciation	Unrealized Depreciation
Long	MSCI EAFE Index	09/18/26	9	50	$3,145	$1,415,385	$—	$(293)
							$—	$(293)
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2026 (Unaudited)
International Equity Fund
	Number of Shares	Value†
COMMON STOCKS — 97.7%
Canada — 10.7%
Constellation Software, Inc.	1,327	$2,498,213
Enbridge, Inc.	123,747	6,710,652
Great-West Lifeco, Inc.	101,624	6,475,417
TC Energy Corp.	114,769	7,600,285
		23,284,567
France — 3.8%
Air Liquide S.A.	18,552	3,673,677
Hermes International SCA	105	192,013
Safran S.A.	11,143	4,391,245
		8,256,935
Germany — 6.4%
Deutsche Boerse AG	779	212,472
Infineon Technologies AG	102,253	9,632,432
Siemens Energy AG	21,820	4,159,798
		14,004,702
Hong Kong — 0.1%
AIA Group Ltd.	23,373	213,985
Italy — 2.8%
Ferrari N.V.	3,287	1,221,763
Terna - Rete Elettrica Nazionale	408,825	4,773,878
		5,995,641
Japan — 18.0%
Disco Corp.	9,977	5,190,373
Keyence Corp.	11,946	6,038,552
Mitsubishi UFJ Financial Group, Inc.	262,963	5,238,995
Mizuho Financial Group, Inc.	111,970	5,377,786
Panasonic Holdings Corp.	225,573	6,346,133
Tokyo Electron Ltd.	22,596	10,955,765
		39,147,604
Netherlands — 7.6%
ASML Holding N.V.	6,177	12,231,547
Ferrovial N.V.	62,619	4,291,943
		16,523,490
Norway — 3.5%
Aker BP ASA	119,135	3,634,763
Kongsberg Gruppen ASA	135,628	4,087,269
		7,722,032
Singapore — 4.8%
DBS Group Holdings Ltd.	125,171	6,338,009
Singapore Technologies Engineering Ltd.	516,701	4,161,689
		10,499,698
South Korea — 2.0%
KT&G Corp.	38,693	4,258,369
Sweden — 3.5%
Sandvik AB	133,110	5,496,798
Svenska Handelsbanken AB, Class A	145,096	2,135,133
		7,631,931
	Number of Shares	Value†

Switzerland — 5.3%
Galderma Group AG*	49,367	$11,228,405
Lonza Group AG	354	238,810
		11,467,215
Taiwan — 7.4%
Delta Electronics, Inc.	37,165	2,334,103
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	28,602	13,659,457
		15,993,560
United Kingdom — 11.3%
Diploma PLC	60,845	5,751,215
Games Workshop Group PLC	27,405	7,852,771
Halma PLC	20,472	1,070,038
InterContinental Hotels Group PLC	50,433	8,668,556
National Grid PLC	70,332	1,160,037
		24,502,617
United States — 10.5%
Liberty Media Corp.-Liberty Formula One, Class C*	4,812	457,813
Linde PLC	14,753	7,655,922
Netflix, Inc.*	5,980	426,972
Philip Morris International, Inc.	30,934	5,596,270
The Coca-Cola Co.	107,259	8,716,939
		22,853,916
TOTAL COMMON STOCKS (Cost $196,356,525)		212,356,262

SHORT-TERM INVESTMENTS — 2.3%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 3.535%) (Cost $5,025,060)	5,025,060	5,025,060
TOTAL INVESTMENTS — 100.0% (Cost $201,381,585)		$217,381,322
Other Assets & Liabilities — 0.0%		94,727
TOTAL NET ASSETS — 100.0%		$217,476,049

†	See Security Valuation Note.
*	Non-income producing security.
AB— Aktiebolag.
ADR— American Depositary Receipt.
AG— Aktiengesellschaft.
ASA— Allmennaksjeselskap.
N.V.— Naamloze Vennootschap.
PLC— Public Limited Company.
S.A.— Societe Anonyme.

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2026 (Unaudited)
International Equity Fund
Country Weightings as of 6/30/2026††
Japan	18%
United States	13
United Kingdom	11
Canada	11
Netherlands	8
Taiwan	7
Germany	6
Other	26
Total	100%
††	% of total investments as of June 30, 2026.
COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Aerospace & Defense	6.0%	$12,640,203
Agriculture	4.6%	9,854,639
Apparel	0.1%	192,013
Auto Manufacturers	0.6%	1,221,763
Banks	9.0%	19,089,923
Beverages	4.1%	8,716,939
Chemicals	5.3%	11,329,599
Diversified Financial Services	0.1%	212,472
Electric	2.8%	5,933,915
Electrical Components & Equipment	1.1%	2,334,103
Electronics	0.5%	1,070,038
Engineering & Construction	2.0%	4,291,943
Entertainment	0.2%	457,813
Healthcare Services	0.1%	238,810
Home Furnishings	3.0%	6,346,133
Insurance	3.2%	6,689,402
Internet	0.2%	426,972
Lodging	4.1%	8,668,556
Machinery — Construction & Mining	4.6%	9,656,596
Machinery — Diversified	2.8%	6,038,552
Miscellaneous Manufacturing	2.7%	5,751,215
Oil & Gas	1.7%	3,634,763
Pharmaceuticals	5.3%	11,228,405
Pipelines	6.7%	14,310,937
Semiconductors	24.3%	51,669,574
Software	1.2%	2,498,213
Toys, Games & Hobbies	3.7%	7,852,771
	100.0%	$212,356,262
Summary of inputs used to value the Fund’s investments as of 6/30/2026 are as follows (See Security Valuation Note):
ASSETS TABLE
Description	Total Market Value at 6/30/2026	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Common Stocks
Canada	$23,284,567	$23,284,567	$—	$—
France	8,256,935	—	8,256,935	—
Germany	14,004,702	—	14,004,702	—
Hong Kong	213,985	—	213,985	—
Italy	5,995,641	—	5,995,641	—
ASSETS TABLE
Description	Total Market Value at 6/30/2026	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Japan	$39,147,604	$—	$39,147,604	$—
Netherlands	16,523,490	—	16,523,490	—
Norway	7,722,032	4,087,269	3,634,763	—
Singapore	10,499,698	—	10,499,698	—
South Korea	4,258,369	—	4,258,369	—
Sweden	7,631,931	—	7,631,931	—
Switzerland	11,467,215	—	11,467,215	—
Taiwan	15,993,560	13,659,457	2,334,103	—
United Kingdom	24,502,617	—	24,502,617	—
United States	22,853,916	22,853,916	—	—
Total Common Stocks	$212,356,262	$63,885,209	$148,471,053	$—
Short-Term Investments	5,025,060	5,025,060	—	—
Total Investments	$217,381,322	$68,910,269	$148,471,053	$—
It is the Fund's practice to recognize transfers into and transfers out of Level 3 fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2026 (Unaudited)
Emerging Markets Equity Fund
	Number of Shares	Value†
COMMON STOCKS — 100.7%
Brazil — 3.6%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	259,022	$1,490,720
Embraer S.A., ADR	19,067	1,216,475
		2,707,195
China — 13.4%
Contemporary Amperex Technology Co., Ltd., Class A	41,434	2,408,541
Eastroc Beverage Group Co., Ltd., Class A	8,005	145,987
Eastroc Beverage Group Co., Ltd., Class H	16,433	224,614
NetEase, Inc.	81,048	2,081,457
Neway Valve Suzhou Co., Ltd., Class A	73,656	548,331
Nongfu Spring Co., Ltd., Class H@	220,056	1,116,901
Shenzhen Inovance Technology Co., Ltd., Class A	32,875	322,374
Tencent Holdings Ltd.	56,380	3,111,193
		9,959,398
Greece — 1.7%
Eurobank S.A.	272,387	1,299,115
Hong Kong — 6.5%
AIA Group Ltd.	145,347	1,330,686
Alibaba Group Holding Ltd.	49,809	597,133
Hong Kong Exchanges & Clearing Ltd.	6,989	325,177
Prudential PLC	74,661	991,649
Techtronic Industries Co., Ltd.	96,170	1,600,418
		4,845,063
India — 9.5%
Bajaj Finance Ltd.	64,322	684,102
Bharat Electronics Ltd.	375,803	1,637,879
Bharti Airtel Ltd.	72,886	1,427,782
Eicher Motors Ltd.	6,443	482,474
ICICI Bank Ltd.	50,613	738,810
Max Healthcare Institute Ltd.	19,082	227,883
Power Grid Corp. of India Ltd.	511,555	1,547,284
Titan Co., Ltd.	7,317	340,799
		7,087,013
Mexico — 2.1%
Arca Continental S.A.B. de C.V.	131,197	1,568,887
Peru — 0.5%
Credicorp Ltd.	1,032	402,047
Philippines — 1.7%
International Container Terminal Services, Inc.	88,028	1,280,912
Saudi Arabia — 0.8%
The Saudi National Bank	57,294	589,802
Singapore — 2.2%
Singapore Technologies Engineering Ltd.	191,719	1,544,172
	Number of Shares	Value†

Singapore — (continued)
Trip.com Group Ltd.*	2,684	$106,716
		1,650,888
South Africa — 4.4%
Capitec Bank Holdings Ltd.	7,811	2,267,649
Clicks Group Ltd.	10,025	139,218
Naspers Ltd., Class N	17,980	902,844
		3,309,711
South Korea — 19.5%
HD Hyundai Electric Co., Ltd.	2,596	1,665,285
KB Financial Group, Inc.	10,416	1,077,716
Samsung Electronics Co., Ltd.	27,843	6,178,285
Samsung Fire & Marine Insurance Co., Ltd.	719	290,139
SK hynix, Inc.	3,001	5,295,512
		14,506,937
Switzerland — 1.4%
Coca-Cola HBC AG*	16,253	1,059,465
Taiwan — 26.5%
Accton Technology Corp.	33,941	2,707,208
Airtac International Group	34,311	1,454,392
ASPEED Technology, Inc.	626	330,314
Delta Electronics, Inc.	16,642	1,045,181
Elite Material Co., Ltd.	16,511	2,854,430
Hon Hai Precision Industry Co., Ltd.	305,282	2,436,056
MediaTek, Inc.	9,453	1,288,110
Taiwan Semiconductor Manufacturing Co., Ltd.	96,415	7,606,207
		19,721,898
Thailand — 1.4%
Advanced Info Service PCL	96,562	1,069,735
United Arab Emirates — 1.1%
Abu Dhabi Commercial Bank PJSC	166,571	656,291
Emaar Properties PJSC	47,259	153,601
		809,892
United Kingdom — 1.1%
Lion Finance Group PLC	5,271	792,623
United States — 3.3%
PriceSmart, Inc.	12,413	2,424,755
TOTAL COMMON STOCKS (Cost $56,580,426)		75,085,336

PREFERRED STOCKS — 1.7%
Brazil — 1.7%
Itau Unibanco Holding S.A. (Cost $1,202,125)	152,684	1,250,505

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2026 (Unaudited)
Emerging Markets Equity Fund
	Number of Shares	Value†

SHORT-TERM INVESTMENTS — 1.7%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 3.535%) (Cost $1,293,311)	1,293,311	$1,293,311
TOTAL INVESTMENTS — 104.1% (Cost $59,075,862)		$77,629,152
Other Assets & Liabilities — (4.1)%		(3,075,549)
TOTAL NET ASSETS — 100.0%		$74,553,603

†	See Security Valuation Note.
@	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2026, the aggregate value of Rule 144A securities was $1,116,901, which represents 1.5% of the Fund’s net assets.
*	Non-income producing security.
ADR— American Depositary Receipt.
AG— Aktiengesellschaft.
PCL— Public Company Limited.
PJSC— Private Joint Stock Company.
PLC— Public Limited Company.
S.A.— Societe Anonyme.
S.A.B. de C.V.— Sociedad Anonima de Capital Variable.
Country Weightings as of 6/30/2026††
Taiwan	25%
South Korea	19
China	13
India	9
Hong Kong	6
Brazil	5
United States	5
Other	18
Total	100%
††	% of total investments as of June 30, 2026.
COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Aerospace & Defense	5.8%	$4,398,526
Auto Parts & Equipment	3.2%	2,408,541
Banks	6.0%	4,478,688
Beverages	5.5%	4,115,854
Commercial Services	1.7%	1,280,912
Diversified Financial Services	5.8%	4,354,644
Electric	2.1%	1,547,284
Electrical Components & Equipment	1.4%	1,045,181
Electronics	7.5%	5,612,860
Hand & Machine Tools	2.1%	1,600,418
Healthcare Services	0.3%	227,883
Insurance	3.5%	2,612,474
Internet	6.3%	4,717,886
Leisure Time	0.6%	482,474
Machinery — Construction & Mining	2.2%	1,665,285
Metal Fabricate/Hardware	0.7%	548,331
COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Miscellaneous Manufacturing	1.9%	$1,454,392
Real Estate	0.2%	153,601
Retail	3.9%	2,904,772
Semiconductors	27.6%	20,698,428
Software	2.8%	2,081,457
Telecommunications	6.9%	5,204,725
Water	2.0%	1,490,720
	100.0%	$75,085,336
Summary of inputs used to value the Fund’s investments as of 6/30/2026 are as follows (See Security Valuation Note):
ASSETS TABLE
Description	Total Market Value at 6/30/2026	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Common Stocks
Brazil	$2,707,195	$2,707,195	$—	$—
China	9,959,398	224,614	9,734,784	—
Greece	1,299,115	—	1,299,115	—
Hong Kong	4,845,063	—	4,845,063	—
India	7,087,013	—	7,087,013	—
Mexico	1,568,887	1,568,887	—	—
Peru	402,047	402,047	—	—
Philippines	1,280,912	—	1,280,912	—
Saudi Arabia	589,802	—	589,802	—
Singapore	1,650,888	—	1,650,888	—
South Africa	3,309,711	139,218	3,170,493	—
South Korea	14,506,937	—	14,506,937	—
Switzerland	1,059,465	—	1,059,465	—
Taiwan	19,721,898	—	19,721,898	—
Thailand	1,069,735	—	1,069,735	—
United Arab Emirates	809,892	—	809,892	—
United Kingdom	792,623	—	792,623	—
United States	2,424,755	2,424,755	—	—
Total Common Stocks	$75,085,336	$7,466,716	$67,618,620	$—
Preferred Stocks
Brazil	1,250,505	1,250,505	—	—
Total Preferred Stocks	$1,250,505	$1,250,505	$—	$—
Short-Term Investments	1,293,311	1,293,311	—	—
Total Investments	$77,629,152	$10,010,532	$67,618,620	$—
It is the Fund's practice to recognize transfers into and transfers out of Level 3 fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2026 (Unaudited)
Real Estate Securities Fund
	Number of Shares	Value†
COMMON STOCKS — 2.1%
Healthcare Services — 0.7%
PACS Group, Inc.*	17,259	$735,924
Lodging — 1.4%
Boyd Gaming Corp.	14,996	1,324,597
TOTAL COMMON STOCKS (Cost $1,821,288)		2,060,521

REAL ESTATE INVESTMENT TRUSTS — 96.1%
Apartments — 6.2%
Equity Residential	16,940	1,150,734
Essex Property Trust, Inc.	8,613	2,511,464
Invitation Homes, Inc.	60,020	1,813,204
UDR, Inc.	15,812	631,215
		6,106,617
Diversified — 27.4%
American Tower Corp.	27,060	4,426,204
Blackstone Digital Infrastructure Trust, Inc.*	25,187	544,795
Crown Castle, Inc.	53,999	4,089,344
Digital Realty Trust, Inc.	51,850	9,311,223
Equinix, Inc.	3,406	3,550,380
Gaming and Leisure Properties, Inc.	15,027	669,152
Lamar Advertising Co., Class A	3,395	529,552
Outfront Media, Inc.	25,494	835,184
SBA Communications Corp.	6,334	1,117,698
Weyerhaeuser Co.	73,949	1,770,339
		26,843,871
Healthcare — 20.5%
CareTrust REIT, Inc.	17,799	718,190
Healthcare Realty Trust, Inc.	107,016	2,158,513
Omega Healthcare Investors, Inc.	43,393	2,068,978
Ventas, Inc.	19,410	1,723,608
Welltower, Inc.	59,248	13,447,518
		20,116,807
Hotels & Resorts — 2.5%
Host Hotels & Resorts, Inc.	102,676	2,434,448
Industrial — 6.3%
EastGroup Properties, Inc.	8,117	1,643,936
Prologis, Inc.	33,792	4,577,802
		6,221,738
Manufactured Homes — 4.8%
Equity LifeStyle Properties, Inc.	22,589	1,455,861
Sun Communities, Inc.	26,758	3,208,552
		4,664,413
Office Property — 5.2%
BXP, Inc.	36,994	2,453,072
Highwoods Properties, Inc.	48,637	1,466,892
Hudson Pacific Properties, Inc.*	13,802	209,652
SL Green Realty Corp.	18,794	972,966
		5,102,582
Regional Malls — 2.0%
Simon Property Group, Inc.	8,804	1,969,015
	Number of Shares	Value†

Single Tenant — 6.6%
Agree Realty Corp.	45,485	$3,445,034
Essential Properties Realty Trust, Inc.	51,769	1,545,305
Realty Income Corp.	23,313	1,444,473
		6,434,812
Storage & Warehousing — 10.1%
Extra Space Storage, Inc.	29,628	4,304,948
Iron Mountain, Inc.	24,181	3,054,302
Public Storage	7,890	2,511,466
		9,870,716
Strip Centers — 4.5%
Kimco Realty Corp.	109,052	2,764,468
Kite Realty Group Trust	59,183	1,679,614
		4,444,082
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $82,110,437)		94,209,101

WARRANTS — 0.3%
Hudson Pacific Properties, Inc. Expiration Date 06/13/27* (Cost $376,985)	24,259	366,796

SHORT-TERM INVESTMENTS — 1.0%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 3.535%) (Cost $976,567)	976,567	976,567
TOTAL INVESTMENTS — 99.5% (Cost $85,285,277)		$97,612,985
Other Assets & Liabilities — 0.5%		442,812
TOTAL NET ASSETS — 100.0%		$98,055,797

†	See Security Valuation Note.
*	Non-income producing security.
REIT— Real Estate Investment Trust.

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2026 (Unaudited)
Real Estate Securities Fund
Summary of inputs used to value the Fund’s investments as of 6/30/2026 are as follows (See Security Valuation Note):
ASSETS TABLE
Description	Total Market Value at 6/30/2026	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Common Stocks	$2,060,521	$2,060,521	$—	$—
Real Estate Investment Trusts	94,209,101	94,209,101	—	—
Warrants	366,796	—	366,796	—
Short-Term Investments	976,567	976,567	—	—
Total Investments	$97,612,985	$97,246,189	$366,796	$—
It is the Fund's practice to recognize transfers into and transfers out of Level 3 fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2026 (Unaudited)
Aggressive Allocation Fund
	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 77.3%
Penn Series Flexibly Managed Fund*	40,128	$5,057,681
Penn Series Index 500 Fund*	225,549	15,477,183
Penn Series Large Cap Growth Fund*	11,614	551,802
Penn Series Large Cap Value Fund*	52,544	3,346,521
Penn Series Large Core Growth Fund*	55,415	2,198,309
Penn Series Large Core Value Fund*	51,745	2,222,955
Penn Series Large Growth Stock Fund*	29,209	3,321,690
Penn Series Mid Cap Growth Fund*	27,246	1,120,362
Penn Series Mid Cap Value Fund*	27,965	1,122,796
Penn Series Mid Core Value Fund*	48,745	2,252,001
Penn Series Real Estate Securities Fund*	70,531	2,763,391
Penn Series Small Cap Index Fund*	35,577	1,703,785
Penn Series SMID Cap Growth Fund*	17,701	1,161,716
Penn Series SMID Cap Value Fund*	22,258	1,141,391
TOTAL AFFILIATED EQUITY FUNDS (Cost $29,431,818)		43,441,583

AFFILIATED FIXED INCOME FUNDS — 7.0%
Penn Series High Yield Bond Fund*	26,489	556,803
Penn Series Limited Maturity Bond Fund*	35,784	557,520
Penn Series Quality Bond Fund*	157,915	2,791,938
TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $3,563,583)		3,906,261

AFFILIATED INTERNATIONAL EQUITY FUNDS — 14.9%
Penn Series Developed International Index Fund*	151,307	3,890,104
Penn Series Emerging Markets Equity Fund*	31,351	553,342
Penn Series International Equity Fund*	81,505	3,935,865
TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $6,594,815)		8,379,311

SHORT-TERM INVESTMENTS — 0.0%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 3.535%) (Cost $18,113)	18,113	18,113
TOTAL INVESTMENTS — 99.2% (Cost $39,608,329)		$55,745,268
Other Assets & Liabilities — 0.8%		440,270
TOTAL NET ASSETS — 100.0%		$56,185,538

†	See Security Valuation Note.
*	Non-income producing security.
Summary of inputs used to value the Fund’s investments as of 6/30/2026 are as follows (See Security Valuation Note):
ASSETS TABLE
Description	Total Market Value at 6/30/2026	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Affiliated Equity Funds	$43,441,583	$43,441,583	$—	$—
Affiliated Fixed Income Funds	3,906,261	3,906,261	—	—
Affiliated International Equity Funds	8,379,311	8,379,311	—	—
Short-Term Investments	18,113	18,113	—	—
Total Investments	$55,745,268	$55,745,268	$—	$—
It is the Fund's practice to recognize transfers into and transfers out of Level 3 fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2026 (Unaudited)
Moderately Aggressive Allocation Fund
	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 69.6%
Penn Series Flexibly Managed Fund*	138,012	$17,395,054
Penn Series Index 500 Fund*	692,636	47,528,669
Penn Series Large Cap Growth Fund*	39,947	1,897,874
Penn Series Large Cap Value Fund*	180,712	11,509,554
Penn Series Large Core Growth Fund*	142,949	5,670,782
Penn Series Large Core Value Fund*	177,963	7,645,289
Penn Series Large Growth Stock Fund*	66,978	7,616,716
Penn Series Mid Cap Growth Fund*	93,706	3,853,194
Penn Series Mid Cap Value Fund*	48,089	1,930,786
Penn Series Mid Core Value Fund*	167,643	7,745,090
Penn Series Real Estate Securities Fund*	242,566	9,503,721
Penn Series Small Cap Index Fund*	122,358	5,859,724
Penn Series SMID Cap Growth Fund*	30,439	1,997,727
Penn Series SMID Cap Value Fund*	76,548	3,925,412
TOTAL AFFILIATED EQUITY FUNDS (Cost $85,611,261)		134,079,592

AFFILIATED FIXED INCOME FUNDS — 16.9%
Penn Series High Yield Bond Fund*	91,106	1,915,046
Penn Series Limited Maturity Bond Fund*	246,149	3,834,995
Penn Series Quality Bond Fund*	1,520,728	26,886,475
TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $29,751,799)		32,636,516

AFFILIATED INTERNATIONAL EQUITY FUNDS — 12.9%
Penn Series Developed International Index Fund*	520,390	13,379,225
Penn Series Emerging Markets Equity Fund*	107,823	1,903,090
Penn Series International Equity Fund*	200,231	9,669,154
TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $18,679,617)		24,951,469
TOTAL INVESTMENTS — 99.4% (Cost $134,042,677)		$191,667,577
Other Assets & Liabilities — 0.6%		1,060,926
TOTAL NET ASSETS — 100.0%		$192,728,503

†	See Security Valuation Note.
*	Non-income producing security.
Summary of inputs used to value the Fund’s investments as of 6/30/2026 are as follows (See Security Valuation Note):
ASSETS TABLE
Description	Total Market Value at 6/30/2026	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Affiliated Equity Funds	$134,079,592	$134,079,592	$—	$—
Affiliated Fixed Income Funds	32,636,516	32,636,516	—	—
Affiliated International Equity Funds	24,951,469	24,951,469	—	—
Total Investments	$191,667,577	$191,667,577	$—	$—
It is the Fund's practice to recognize transfers into and transfers out of Level 3 fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2026 (Unaudited)
Moderate Allocation Fund
	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 53.6%
Penn Series Flexibly Managed Fund*	130,386	$16,433,867
Penn Series Index 500 Fund*	549,609	37,714,168
Penn Series Large Cap Growth Fund*	37,734	1,792,757
Penn Series Large Cap Value Fund*	85,364	5,436,809
Penn Series Large Core Growth Fund*	45,009	1,785,504
Penn Series Large Core Value Fund*	84,065	3,611,417
Penn Series Large Growth Stock Fund*	47,449	5,395,864
Penn Series Mid Cap Growth Fund*	88,527	3,640,209
Penn Series Mid Core Value Fund*	158,391	7,317,649
Penn Series Real Estate Securities Fund*	183,344	7,183,437
Penn Series Small Cap Index Fund*	77,070	3,690,890
Penn Series SMID Cap Growth Fund*	28,760	1,887,549
Penn Series SMID Cap Value Fund*	36,163	1,854,452
TOTAL AFFILIATED EQUITY FUNDS (Cost $62,055,355)		97,744,572

AFFILIATED FIXED INCOME FUNDS — 36.8%
Penn Series High Yield Bond Fund*	344,283	7,236,814
Penn Series Limited Maturity Bond Fund*	348,822	5,434,650
Penn Series Quality Bond Fund*	3,078,700	54,431,422
TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $60,267,345)		67,102,886

AFFILIATED INTERNATIONAL EQUITY FUNDS — 9.0%
Penn Series Developed International Index Fund*	351,156	9,028,221
Penn Series Emerging Markets Equity Fund*	101,856	1,797,763
Penn Series International Equity Fund*	113,498	5,480,820
TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $11,238,547)		16,306,804
TOTAL INVESTMENTS — 99.4% (Cost $133,561,247)		$181,154,262
Other Assets & Liabilities — 0.6%		1,174,989
TOTAL NET ASSETS — 100.0%		$182,329,251

†	See Security Valuation Note.
*	Non-income producing security.
Summary of inputs used to value the Fund’s investments as of 6/30/2026 are as follows (See Security Valuation Note):
ASSETS TABLE
Description	Total Market Value at 6/30/2026	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Affiliated Equity Funds	$97,744,572	$97,744,572	$—	$—
Affiliated Fixed Income Funds	67,102,886	67,102,886	—	—
Affiliated International Equity Funds	16,306,804	16,306,804	—	—
Total Investments	$181,154,262	$181,154,262	$—	$—
It is the Fund's practice to recognize transfers into and transfers out of Level 3 fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2026 (Unaudited)
Moderately Conservative Allocation Fund
	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 35.5%
Penn Series Flexibly Managed Fund*	43,693	$5,507,107
Penn Series Index 500 Fund*	138,139	9,479,071
Penn Series Large Cap Growth Fund*	14,226	675,884
Penn Series Large Cap Value Fund*	32,182	2,049,687
Penn Series Large Core Value Fund*	31,693	1,361,544
Penn Series Mid Core Value Fund*	29,856	1,379,370
Penn Series Real Estate Securities Fund*	69,122	2,708,183
Penn Series Small Cap Index Fund*	14,528	695,732
Penn Series SMID Cap Value Fund*	13,634	699,128
TOTAL AFFILIATED EQUITY FUNDS (Cost $16,947,789)		24,555,706

AFFILIATED FIXED INCOME FUNDS — 56.3%
Penn Series High Yield Bond Fund*	194,686	4,092,300
Penn Series Limited Maturity Bond Fund*	263,004	4,097,594
Penn Series Quality Bond Fund*	1,740,940	30,779,826
TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $35,173,532)		38,969,720

AFFILIATED INTERNATIONAL EQUITY FUNDS — 6.9%
Penn Series Developed International Index Fund*	105,907	2,722,865
Penn Series International Equity Fund*	42,788	2,066,254
TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $3,611,894)		4,789,119

SHORT-TERM INVESTMENTS — 0.0%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 3.535%) (Cost $37,659)	37,659	37,659
TOTAL INVESTMENTS — 98.7% (Cost $55,770,874)		$68,352,204
Other Assets & Liabilities — 1.3%		871,359
TOTAL NET ASSETS — 100.0%		$69,223,563

†	See Security Valuation Note.
*	Non-income producing security.
Summary of inputs used to value the Fund’s investments as of 6/30/2026 are as follows (See Security Valuation Note):
ASSETS TABLE
Description	Total Market Value at 6/30/2026	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Affiliated Equity Funds	$24,555,706	$24,555,706	$—	$—
Affiliated Fixed Income Funds	38,969,720	38,969,720	—	—
Affiliated International Equity Funds	4,789,119	4,789,119	—	—
Short-Term Investments	37,659	37,659	—	—
Total Investments	$68,352,204	$68,352,204	$—	$—
It is the Fund's practice to recognize transfers into and transfers out of Level 3 fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2026 (Unaudited)
Conservative Allocation Fund
	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 20.4%
Penn Series Flexibly Managed Fund*	24,850	$3,132,035
Penn Series Index 500 Fund*	50,503	3,465,503
Penn Series Large Core Value Fund*	9,012	387,177
Penn Series Mid Core Value Fund*	8,490	392,252
Penn Series Real Estate Securities Fund*	19,656	770,130
TOTAL AFFILIATED EQUITY FUNDS (Cost $6,149,226)		8,147,097

AFFILIATED FIXED INCOME FUNDS — 74.9%
Penn Series High Yield Bond Fund*	129,179	2,715,337
Penn Series Limited Maturity Bond Fund*	224,370	3,495,685
Penn Series Quality Bond Fund*	1,342,193	23,729,972
TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $27,458,636)		29,940,994

AFFILIATED INTERNATIONAL EQUITY FUNDS — 1.9%
Penn Series Developed International Index Fund* (Cost $520,337)	30,116	774,275

SHORT-TERM INVESTMENTS — 0.3%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 3.535%) (Cost $111,273)	111,273	111,273
TOTAL INVESTMENTS — 97.5% (Cost $34,239,472)		$38,973,639
Other Assets & Liabilities — 2.5%		998,383
TOTAL NET ASSETS — 100.0%		$39,972,022

†	See Security Valuation Note.
*	Non-income producing security.
Summary of inputs used to value the Fund’s investments as of 6/30/2026 are as follows (See Security Valuation Note):
ASSETS TABLE
Description	Total Market Value at 6/30/2026	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Affiliated Equity Funds	$8,147,097	$8,147,097	$—	$—
Affiliated Fixed Income Funds	29,940,994	29,940,994	—	—
Affiliated International Equity Funds	774,275	774,275	—	—
Short-Term Investments	111,273	111,273	—	—
Total Investments	$38,973,639	$38,973,639	$—	$—
It is the Fund's practice to recognize transfers into and transfers out of Level 3 fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Statements of Assets and Liabilities (Unaudited)
June 30, 2026

	Money Market Fund	Limited Maturity Bond Fund	Quality Bond Fund	High Yield Bond Fund
ASSETS:
Investments at value	$101,644,135	$65,719,660	$330,809,272	$120,165,932
Interest and dividends receivable	110,553	331,277	2,110,628	2,223,193
Receivable for capital stock sold	—	1,175,892	4,175,440	2,215,479
Other assets	3,053	2,358	5,327	3,166
Total Assets	101,757,741	67,229,187	337,100,667	124,607,770
LIABILITIES:
Cash overdraft	—	—	20	—
Payable for investment securities purchased	—	—	—	1,500,000
Payable for capital stock redeemed	—	19,979	185,441	17,702
Payable to investment adviser (See Note 3)	27,635	23,906	121,816	45,589
Payable to the administrator (See Note 3)	8,709	4,920	24,504	9,077
Accounting fees payable	15,382	10,061	38,601	17,084
Audit fees Payable	3,598	2,228	11,236	3,942
Consulting Fees Payable	588	2,331	7,549	3,271
Custodian fees Payable	3,335	1,649	8,060	3,065
Pricing fees payable	2,186	4,994	5,205	5,273
Printing fees Payable	4,614	3,403	10,559	4,756
Shareholder servicing fees payable	23,199	14,760	73,512	27,230
Other liabilities	4,055	924	1,513	926
Total Liabilities	93,301	89,155	488,016	1,637,915
NET ASSETS	$101,664,440	$67,140,032	$336,612,651	$122,969,855
Investments at cost	$101,644,135	$67,540,794	$343,351,505	$119,075,459
COMPONENTS OF NET ASSETS:
Paid-in capital	$101,665,395	$75,198,821	$386,740,158	$123,145,770
Total distributable earnings (loss)	(955)	(8,058,789)	(50,127,507)	(175,915)
NET ASSETS	$101,664,440	$67,140,032	$336,612,651	$122,969,855

Shares outstanding, $0.10 par value, 500 million shares authorized	101,644,399
Shares outstanding, $0.10 par value, 250 million shares authorized			19,038,084	5,851,344
Shares outstanding, $0.0001 par value, 250 million shares authorized		4,308,529
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$1.00	$15.58	$17.68	$21.02

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Statements of Assets and Liabilities (Unaudited)
June 30, 2026

	Flexibly Managed Fund	Balanced Fund	Large Growth Stock Fund	Large Cap Growth Fund
ASSETS:
Investments of affiliated issuers at value	$—	$81,947,261	$—	$—
Investments of unaffiliated issuers at value	4,869,227,323	—	359,597,867	66,882,324
Cash	—	—	2,522,090	500
Foreign currency at value	2,639,842	—	49	1
Interest and dividends receivable	15,284,661	—	31,690	17,164
Tax reclaims receivable	43,155	—	1,536	12,173
Receivable for investment securities sold	66,965,780	63,895	1,686,451	—
Receivable for capital stock sold	543,157	181,069	—	388,290
Other assets	42,796	2,568	5,429	2,708
Total Assets	4,954,746,714	82,194,793	363,845,112	67,303,160
LIABILITIES:
Cash overdraft	255,983	26,715	—	—
Written options at value	27,107,495	—	—	—
Payable for investment securities purchased	38,386,787	—	1,368,566	—
Payable for capital stock redeemed	373,345	—	1,539,475	6,838
Payable to investment adviser (See Note 3)	2,738,522	—	201,342	29,113
Payable to the administrator (See Note 3)	363,568	6,046	26,943	5,048
Accounting fees payable	305,073	4,415	41,294	10,369
Audit fees Payable	161,800	2,588	18,642	2,630
Consulting Fees Payable	93,289	1,200	7,847	2,343
Custodian fees Payable	125,162	1,806	8,633	1,889
Pricing fees payable	6,517	729	2,420	2,104
Printing fees Payable	128,930	3,494	8,789	3,410
Shareholder servicing fees payable	1,090,704	18,140	80,829	15,143
Other liabilities	1,915	151	1,984	4,038
Total Liabilities	71,139,090	65,284	3,306,764	82,925
NET ASSETS	$4,883,607,624	$82,129,509	$360,538,348	$67,220,235
Investments of affiliated issuers at cost	$—	$52,692,249	$—	$—
Investments of unaffiliated issuers at cost	$4,591,294,996	$—	$222,267,304	$52,772,954
Written options, premiums received	$(21,157,618)	$—	$—	$—
Foreign currency at cost	$2,533,992	$—	$49	$1
COMPONENTS OF NET ASSETS:
Paid-in capital	$4,380,780,510	$49,161,055	$168,915,782	$46,041,152
Total distributable earnings (loss)	502,827,114	32,968,454	191,622,566	21,179,083
NET ASSETS	$4,883,607,624	$82,129,509	$360,538,348	$67,220,235

Shares outstanding, $0.10 par value, 250 million shares authorized	38,745,991		3,170,237
Shares outstanding, $0.0001 par value, 250 million shares authorized		1,904,329		1,414,827
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$126.04	$43.13	$113.73	$47.51

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Statements of Assets and Liabilities (Unaudited)
June 30, 2026

	Large Core Growth Fund	Large Cap Value Fund	Large Core Value Fund	Index 500 Fund
ASSETS:
Investments at value	$126,675,251	$167,979,246	$137,165,912	$991,674,713
Cash	—	—	—	62
Initial margin held by broker for open futures	—	—	—	200,482
Foreign currency at value	1	—	—	—
Interest and dividends receivable	25,552	104,552	123,442	452,858
Tax reclaims receivable	11,363	91,174	11,620	308
Receivable for capital stock sold	76,502	527,304	—	—
Futures variation margin receivable	—	—	—	19,200
Other assets	16,490	5,427	5,309	19,792
Total Assets	126,805,159	168,707,703	137,306,283	992,367,415
LIABILITIES:
Payable for investment securities purchased	—	—	440,167	—
Payable for capital stock redeemed	19,191	34,551	410,072	2,624,409
Payable to investment adviser (See Note 3)	60,874	90,223	69,611	101,327
Payable to the administrator (See Note 3)	9,529	12,317	10,034	72,573
Accounting fees payable	18,045	21,766	18,524	78,596
Audit fees Payable	4,234	5,383	4,390	30,390
Consulting Fees Payable	3,432	4,091	3,531	18,244
Custodian fees Payable	3,296	3,989	2,764	19,365
Pricing fees payable	—	—	1,003	2,885
Printing fees Payable	5,936	5,846	5,035	24,471
Shareholder servicing fees payable	28,586	36,951	30,102	217,720
Other liabilities	5,195	10,318	682	23,899
Total Liabilities	158,318	225,435	995,915	3,213,879
NET ASSETS	$126,646,841	$168,482,268	$136,310,368	$989,153,536
Investments at cost	$84,422,734	$130,147,498	$116,197,788	$389,135,721
Foreign currency at cost	$1	$—	$—	$—
COMPONENTS OF NET ASSETS:
Paid-in capital	$139,731,937	$119,622,968	$99,409,778	$363,238,325
Total distributable earnings (loss)	(13,085,096)	48,859,300	36,900,590	625,915,211
NET ASSETS	$126,646,841	$168,482,268	$136,310,368	$989,153,536

Shares outstanding, $0.10 par value, 250 million shares authorized		2,645,251
Shares outstanding, $0.0001 par value, 250 million shares authorized	3,192,599		3,173,224	14,414,219
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$39.67	$63.69	$42.96	$68.62

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Statements of Assets and Liabilities (Unaudited)
June 30, 2026

	Mid Cap Growth Fund	Mid Cap Value Fund	Mid Core Value Fund	SMID Cap Growth Fund
ASSETS:
Investments at value	$112,774,985	$89,759,110	$67,432,129	$78,068,046
Cash	—	—	500	—
Foreign currency at value	—	—	3,240	—
Interest and dividends receivable	43,203	72,631	166,928	4,909
Tax reclaims receivable	—	—	23,730	—
Receivable for investment securities sold	4,013,742	109,572	184,485	—
Receivable for capital stock sold	—	768,299	241,024	—
Unrealized appreciation of forward foreign currency contracts	—	—	7,950	—
Other assets	14,533	4,147	4,781	2,899
Total Assets	116,846,463	90,713,759	68,064,767	78,075,854
LIABILITIES:
Cash overdraft	61	—	—	—
Payable for investment securities purchased	2,249,165	318,325	297,873	—
Payable for capital stock redeemed	105,987	4,373	26,533	1,455,516
Payable to investment adviser (See Note 3)	63,076	39,152	36,704	44,685
Payable to the administrator (See Note 3)	8,304	6,590	4,933	5,378
Unrealized depreciation of forward foreign currency contracts	—	—	669	—
Accounting fees payable	16,346	10,195	10,195	10,936
Audit fees Payable	4,098	3,070	2,919	2,579
Consulting Fees Payable	3,242	2,698	2,396	2,327
Custodian fees Payable	3,272	4,052	2,473	1,652
Pricing fees payable	—	1,345	2,048	1,206
Printing fees Payable	5,652	2,933	2,469	3,402
Shareholder servicing fees payable	24,912	19,769	14,799	16,132
Other liabilities	10,526	6,101	21,465	5,308
Total Liabilities	2,494,641	418,603	425,476	1,549,121
NET ASSETS	$114,351,822	$90,295,156	$67,639,291	$76,526,733
Investments at cost	$91,842,112	$63,712,995	$61,564,784	$60,427,437
Foreign currency at cost	$—	$—	$3,258	$—
COMPONENTS OF NET ASSETS:
Paid-in capital	$91,616,813	$59,774,893	$59,764,049	$51,907,939
Total distributable earnings (loss)	22,735,009	30,520,263	7,875,242	24,618,794
NET ASSETS	$114,351,822	$90,295,156	$67,639,291	$76,526,733

Shares outstanding, $0.0001 par value, 250 million shares authorized	2,780,538	2,248,889	1,464,130	1,165,955
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$41.13	$40.15	$46.20	$65.63

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Statements of Assets and Liabilities (Unaudited)
June 30, 2026

	SMID Cap Value Fund	Small Cap Growth Fund	Small Cap Value Fund	Small Cap Index Fund
ASSETS:
Investments at value	$47,584,035	$99,365,215	$163,565,562	$91,902,519
Initial margin held by broker for open futures	—	—	—	33,110
Foreign currency at value	—	1	—	—
Interest and dividends receivable	40,328	16,825	183,457	65,371
Tax reclaims receivable	—	7,048	—	9
Receivable for investment securities sold	71,917	22,086	887,340	94,252
Futures variation margin receivable	—	—	—	2,250
Other assets	2,686	3,886	4,388	2,982
Total Assets	47,698,966	99,415,061	164,640,747	92,100,493
LIABILITIES:
Cash overdraft	—	—	—	1,512
Payable for investment securities purchased	266,476	28,401	930,348	150
Payable for capital stock redeemed	310,736	1,136,196	1,857,229	1,628,097
Payable to investment adviser (See Note 3)	29,566	54,432	88,470	22,247
Payable to the administrator (See Note 3)	3,391	7,086	11,497	6,553
Accounting fees payable	7,174	14,190	20,494	13,157
Audit fees Payable	1,777	3,706	5,354	6,012
Consulting Fees Payable	1,852	2,815	3,814	2,569
Custodian fees Payable	1,224	2,480	3,094	1,654
Pricing fees payable	1,124	824	1,883	8,008
Printing fees Payable	2,791	4,048	5,491	3,684
Shareholder servicing fees payable	10,175	21,259	34,491	19,657
Other liabilities	10,423	7,297	6,561	27,483
Total Liabilities	646,709	1,282,734	2,968,726	1,740,783
NET ASSETS	$47,052,257	$98,132,327	$161,672,021	$90,359,710
Investments at cost	$41,148,247	$65,112,884	$138,498,384	$77,743,724
Foreign currency at cost	$—	$1	$—	$—
COMPONENTS OF NET ASSETS:
Paid-in capital	$37,239,405	$54,368,058	$115,276,598	$64,539,923
Total distributable earnings (loss)	9,812,852	43,764,269	46,395,423	25,819,787
NET ASSETS	$47,052,257	$98,132,327	$161,672,021	$90,359,710

Shares outstanding, $0.10 par value, 500 million shares authorized	917,492		2,267,172
Shares outstanding, $0.0001 par value, 250 million shares authorized		1,122,312		1,886,660
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$51.28	$87.44	$71.31	$47.89

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Statements of Assets and Liabilities (Unaudited)
June 30, 2026

	Developed International Index Fund	International Equity Fund	Emerging Markets Equity Fund	Real Estate Securities Fund
ASSETS:
Investments at value	$100,325,351	$217,381,322	$77,629,152	$97,612,985
Cash	10,800	—	—	—
Initial margin held by broker for open futures	55,668	—	—	—
Foreign currency at value	568,074	—	10,088	—
Interest and dividends receivable	98,185	257,736	87,994	364,398
Tax reclaims receivable	582,524	545,683	4,232	—
Receivable for investment securities sold	—	7,501,938	28,868	263,357
Receivable for capital stock sold	645,762	642,121	—	239,691
Futures variation margin receivable	4,860	—	—	—
Unrealized appreciation of forward foreign currency contracts	6,919	—	—	—
Other assets	28,412	13,246	5,448	5,244
Total Assets	102,326,555	226,342,046	77,765,782	98,485,675
LIABILITIES:
Foreign currency overdraft	—	20,525	—	—
Payable for investment securities purchased	12,981	8,531,175	—	281,563
Payable for capital stock redeemed	42,460	29,259	3,037,711	32,000
Payable to investment adviser (See Note 3)	24,850	136,474	53,445	56,555
Payable to the administrator (See Note 3)	7,480	16,028	5,637	7,307
Accounting fees payable	16,272	32,365	14,168	14,555
Audit fees Payable	19,620	6,523	11,741	3,143
Consulting Fees Payable	2,712	5,006	2,266	2,870
Custodian fees Payable	5,669	19,822	16,548	2,415
Pricing fees payable	28,838	3,602	7,653	—
Printing fees Payable	3,976	7,305	3,411	4,173
Shareholder servicing fees payable	22,439	48,083	16,913	21,920
Other liabilities	49,328	9,830	42,686	3,377
Total Liabilities	236,625	8,865,997	3,212,179	429,878
NET ASSETS	$102,089,930	$217,476,049	$74,553,603	$98,055,797
Investments at cost	$54,872,650	$201,381,585	$59,075,862	$85,285,277
Foreign currency at cost	$577,034	$2,332	$10,091	$—
COMPONENTS OF NET ASSETS:
Paid-in capital	$56,450,164	$200,856,096	$60,959,699	$84,362,823
Total distributable earnings (loss)	45,639,766	16,619,953	13,593,904	13,692,974
NET ASSETS	$102,089,930	$217,476,049	$74,553,603	$98,055,797

Shares outstanding, $0.10 par value, 250 million shares authorized		4,503,677
Shares outstanding, $0.0001 par value, 250 million shares authorized	3,970,440		4,224,191	2,502,625
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$25.71	$48.29	$17.65	$39.18

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Statements of Assets and Liabilities (Unaudited)
June 30, 2026

	Aggressive Allocation Fund	Moderately Aggressive Allocation Fund	Moderate Allocation Fund	Moderately Conservative Allocation Fund
ASSETS:
Investments of affiliated issuers at value	$55,727,155	$191,667,577	$181,154,262	$68,314,545
Investments of unaffiliated issuers at value	18,113	—	—	37,659
Cash	407,000	779,054	1,021,072	779,000
Interest and dividends receivable	202	48	70	329
Receivable for investment securities sold	22,070	393,143	215,208	53,348
Receivable for capital stock sold	43,647	—	35,982	77,090
Other assets	2,318	3,685	3,638	2,491
Total Assets	56,220,505	192,843,507	182,430,232	69,264,462
LIABILITIES:
Payable for capital stock redeemed	1,325	10,064	—	20
Payable to investment adviser (See Note 3)	5,485	18,886	17,955	6,804
Payable to the administrator (See Note 3)	4,146	14,216	13,613	5,156
Accounting fees payable	3,860	8,218	7,969	4,207
Audit fees Payable	1,822	6,166	6,001	2,287
Consulting Fees Payable	715	3,244	3,132	1,037
Custodian fees Payable	1,345	4,661	4,682	1,707
Pricing fees payable	729	729	729	729
Printing fees Payable	2,926	6,104	5,980	3,294
Shareholder servicing fees payable	12,438	42,647	40,838	15,467
Other liabilities	176	69	82	191
Total Liabilities	34,967	115,004	100,981	40,899
NET ASSETS	$56,185,538	$192,728,503	$182,329,251	$69,223,563
Investments of affiliated issuers at cost	$39,590,216	$134,042,677	$133,561,247	$55,733,215
Investments of unaffiliated issuers at cost	$18,113	$—	$—	$37,659
COMPONENTS OF NET ASSETS:
Paid-in capital	$37,785,215	$128,133,472	$128,177,948	$54,882,240
Total distributable earnings (loss)	18,400,323	64,595,031	54,151,303	14,341,323
NET ASSETS	$56,185,538	$192,728,503	$182,329,251	$69,223,563

Shares outstanding, $0.0001 par value, 250 million shares authorized	1,538,035	5,245,773	6,073,158	2,773,510
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$36.53	$36.74	$30.02	$24.96

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Statements of Assets and Liabilities (Unaudited)
June 30, 2026

Conservative Allocation Fund
ASSETS:
Investments of affiliated issuers at value	$38,862,366
Investments of unaffiliated issuers at value	111,273
Cash	919,000
Interest and dividends receivable	384
Receivable for investment securities sold	24,871
Receivable for capital stock sold	77,645
Other assets	2,218
Total Assets	39,997,757
LIABILITIES:
Payable to investment adviser (See Note 3)	3,939
Payable to the administrator (See Note 3)	3,000
Accounting fees payable	3,505
Audit fees Payable	1,314
Consulting Fees Payable	461
Custodian fees Payable	998
Pricing fees payable	728
Printing fees Payable	2,585
Shareholder servicing fees payable	8,998
Other liabilities	207
Total Liabilities	25,735
NET ASSETS	$39,972,022
Investments of affiliated issuers at cost	$34,128,199
Investments of unaffiliated issuers at cost	$111,273
COMPONENTS OF NET ASSETS:
Paid-in capital	$34,632,515
Total distributable earnings (loss)	5,339,507
NET ASSETS	$39,972,022

Shares outstanding, $0.0001 par value, 250 million shares authorized	1,988,104
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$20.11
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Statements of Operations (Unaudited)
For The Six Months Ended June 30, 2026

	Money Market Fund	Limited Maturity Bond Fund	Quality Bond Fund	High Yield Bond Fund
INVESTMENT INCOME:
Dividends	$286,280	$26,153	$23,403	$50,447
Interest	1,647,040	1,446,149	7,460,248	4,065,216
Total Investment Income	1,933,320	1,472,302	7,483,651	4,115,663
EXPENSES:
Investment advisory fees (See Note 3)	174,622	153,474	753,207	277,332
Shareholder servicing fees (See Note 3)	47,624	30,028	150,008	54,261
Administration fees (See Note 3)	15,875	10,009	50,002	18,087
Audit fees	3,677	2,253	11,244	3,961
Fund administration and accounting fees(See Note 3)	42,663	36,150	115,353	55,206
Directors’ fees and expenses	2,483	1,507	7,539	2,651
Custodian fees and expenses	7,969	3,157	14,569	7,909
Legal fees	2,554	1,575	7,836	2,742
Pricing fees	4,735	6,813	12,161	8,572
Printing fees	3,527	2,390	9,389	3,714
Other expenses	7,368	3,616	8,378	4,541
Total Expenses	313,097	250,972	1,139,686	438,976
Less: Waivers and reimbursement from advisor pursuant to expense limitation agreement (See Note 3)	—	(4,078)	—	—
Net Expenses	313,097	246,894	1,139,686	438,976
Net Investment Income (Loss)	1,620,223	1,225,408	6,343,965	3,676,687
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	—	118,938	321,186	875,680
Futures contracts	—	—	(44,208)	—
Net realized gain (loss)	—	118,938	276,978	875,680
Net change in unrealized appreciation (depreciation) of:
Investments	—	(233,524)	(3,419,613)	(2,132,991)
Futures contracts	—	—	32,260	—
Foreign currencies	—	—	—	92
Net change in unrealized appreciation (depreciation)	—	(233,524)	(3,387,353)	(2,132,899)
Net Realized and Unrealized Gain (Loss)	—	(114,586)	(3,110,375)	(1,257,219)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,620,223	$1,110,822	$3,233,590	$2,419,468

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Statements of Operations (Unaudited)
For The Six Months Ended June 30, 2026

	Flexibly Managed Fund	Balanced Fund	Large Growth Stock Fund	Large Cap Growth Fund
INVESTMENT INCOME:
Dividends	$17,098,821	$1,643	$627,689	$369,076
Interest	41,211,218	—	—	—
Foreign taxes withheld	(155,324)	—	(7,925)	(12,069)
Total Investment Income	58,154,715	1,643	619,764	357,007
EXPENSES:
Investment advisory fees (See Note 3)	16,613,144	—	1,198,081	179,279
Shareholder servicing fees (See Note 3)	2,176,829	35,737	159,022	30,444
Administration fees (See Note 3)	725,610	11,912	53,007	10,148
Audit fees	161,818	2,587	17,408	2,585
Fund administration and accounting fees(See Note 3)	795,977	14,858	118,808	36,307
Directors’ fees and expenses	107,855	1,745	7,867	1,528
Custodian fees and expenses	219,203	2,752	23,445	8,487
Legal fees	106,076	1,683	7,585	1,488
Pricing fees	15,973	2,059	6,016	4,778
Printing fees	125,062	2,666	9,652	2,399
Other expenses	91,039	2,892	30,400	7,758
Total Expenses	21,138,586	78,891	1,631,291	285,201
Net Investment Income (Loss)	37,016,129	(77,248)	(1,011,527)	71,806
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Affiliated Investments	—	3,790,693	—	—
Unaffiliated investments	219,903,106	—	55,938,053	7,095,726
Written options	7,950,755	—	—	—
Foreign currencies	(121,530)	—	232	238
Net realized gain (loss)	227,732,331	3,790,693	55,938,285	7,095,964
Net change in unrealized appreciation (depreciation) of:
Affiliated Investments	—	1,257,731	—	—
Unaffiliated Investments	(12,643,922)	—	(43,988,967)	(9,378,725)
Written options	(1,925,891)	—	—	—
Foreign currencies	(76,484)	—	(40)	(286)
Net change in unrealized appreciation (depreciation)	(14,646,297)	1,257,731	(43,989,007)	(9,379,011)
Net Realized and Unrealized Gain (Loss)	213,086,034	5,048,424	11,949,278	(2,283,047)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$250,102,163	$4,971,176	$10,937,751	$(2,211,241)

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Statements of Operations (Unaudited)
For The Six Months Ended June 30, 2026

	Large Core Growth Fund	Large Cap Value Fund	Large Core Value Fund	Index 500 Fund
INVESTMENT INCOME:
Dividends	$382,226	$1,330,817	$1,165,881	$5,612,089
Foreign taxes withheld	(7,737)	(3,583)	—	(1,165)
Total Investment Income	374,489	1,327,234	1,165,881	5,610,924
EXPENSES:
Investment advisory fees (See Note 3)	364,367	544,060	422,805	585,002
Shareholder servicing fees (See Note 3)	56,540	73,272	59,457	422,015
Administration fees (See Note 3)	18,847	24,424	19,819	140,672
Audit fees	4,230	5,538	4,466	30,622
Fund administration and accounting fees(See Note 3)	56,687	67,797	58,649	216,088
Directors’ fees and expenses	2,810	3,585	2,900	20,176
Custodian fees and expenses	9,692	14,485	7,074	50,850
Legal fees	7,380	3,478	3,143	20,093
Pricing fees	4,980	4,176	2,635	6,306
Printing fees	3,858	4,815	4,021	24,003
Other expenses	12,424	14,352	11,951	46,989
Total Expenses	541,815	759,982	596,920	1,562,816
Less: Contractual advisory fee waivers (See Note 3)	—	(1,371)	(2,246)	—
Net Expenses	541,815	758,611	594,674	1,562,816
Net Investment Income (Loss)	(167,326)	568,623	571,207	4,048,108
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	1,723,952	10,824,341	15,952,691	24,910,182
Futures contracts	—	—	—	193,435
Foreign currencies	(36)	—	—	—
Forward foreign currency contracts	36	—	—	—
Net realized gain (loss)	1,723,952	10,824,341	15,952,691	25,103,617
Net change in unrealized appreciation (depreciation) of:
Investments	(4,211,969)	9,371,908	347,272	62,341,360
Futures contracts	—	—	—	22,909
Foreign currencies	(379)	—	(69)	—
Net change in unrealized appreciation (depreciation)	(4,212,348)	9,371,908	347,203	62,364,269
Net Realized and Unrealized Gain (Loss)	(2,488,396)	20,196,249	16,299,894	87,467,886
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,655,722)	$20,764,872	$16,871,101	$91,515,994

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Statements of Operations (Unaudited)
For The Six Months Ended June 30, 2026

	Mid Cap Growth Fund	Mid Cap Value Fund	Mid Core Value Fund	SMID Cap Growth Fund
INVESTMENT INCOME:
Dividends	$225,693	$715,604	$863,571	$140,451
Interest	—	34,293	—	—
Foreign taxes withheld	—	(2,162)	(9,668)	—
Total Investment Income	225,693	747,735	853,903	140,451
EXPENSES:
Investment advisory fees (See Note 3)	384,814	235,845	225,298	254,434
Shareholder servicing fees (See Note 3)	50,931	39,308	29,819	31,369
Administration fees (See Note 3)	16,977	13,103	9,940	10,456
Audit fees	4,053	3,166	2,882	2,705
Fund administration and accounting fees(See Note 3)	53,238	44,174	35,905	37,056
Directors’ fees and expenses	2,612	1,937	1,524	1,521
Custodian fees and expenses	16,556	6,900	30,460	13,580
Legal fees	7,014	1,907	1,531	1,468
Pricing fees	6,151	3,272	6,607	2,861
Printing fees	3,657	2,912	2,425	2,410
Recaptured advisory fee (See Note 3)	—	1,370	—	—
Other expenses	11,582	8,738	7,681	7,479
Total Expenses	557,585	362,632	354,072	365,339
Less: Contractual advisory fee waivers (See Note 3)	—	—	(548)	—
Less: Waivers and reimbursement from advisor pursuant to expense limitation agreement (See Note 3)	—	(129)	—	—
Net Expenses	557,585	362,503	353,524	365,339
Net Investment Income (Loss)	(331,892)	385,232	500,379	(224,888)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	2,274,808	4,190,332	2,069,024	7,400,803
Foreign currencies	—	32	(497)	—
Forward foreign currency contracts	—	(6)	139,516	—
Net realized gain (loss)	2,274,808	4,190,358	2,208,043	7,400,803
Net change in unrealized appreciation (depreciation) of:
Investments	3,468,124	6,905,838	4,500,581	8,659,458
Foreign currencies	—	8	(1,222)	—
Forward foreign currency contracts	—	—	15,315	—
Net change in unrealized appreciation (depreciation)	3,468,124	6,905,846	4,514,674	8,659,458
Net Realized and Unrealized Gain (Loss)	5,742,932	11,096,204	6,722,717	16,060,261
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,411,040	$11,481,436	$7,223,096	$15,835,373

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Statements of Operations (Unaudited)
For The Six Months Ended June 30, 2026

	SMID Cap Value Fund	Small Cap Growth Fund	Small Cap Value Fund	Small Cap Index Fund
INVESTMENT INCOME:
Dividends	$341,840	$202,530	$1,191,317	$609,272
Foreign taxes withheld	(883)	(3,381)	—	(953)
Total Investment Income	340,957	199,149	1,191,317	608,319
EXPENSES:
Investment advisory fees (See Note 3)	179,850	322,262	515,614	127,281
Shareholder servicing fees (See Note 3)	20,233	42,046	67,944	38,184
Administration fees (See Note 3)	6,744	14,015	22,648	12,728
Audit fees	1,847	3,794	5,486	5,998
Fund administration and accounting fees(See Note 3)	27,330	46,540	64,197	43,022
Directors’ fees and expenses	993	2,075	3,290	1,828
Custodian fees and expenses	14,793	14,093	22,549	31,262
Legal fees	977	2,012	3,152	1,838
Pricing fees	2,832	7,492	4,462	16,707
Printing fees	1,802	3,045	4,481	2,766
Other expenses	5,847	9,434	13,244	16,961
Total Expenses	263,248	466,808	727,067	298,575
Less: Contractual advisory fee waivers (See Note 3)	(758)	—	—	—
Net Expenses	262,490	466,808	727,067	298,575
Net Investment Income (Loss)	78,467	(267,659)	464,250	309,744
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	3,612,502	9,838,486	21,470,854	11,953,717
Futures contracts	—	—	—	35,450
Foreign currencies	—	(85)	—	—
Net realized gain (loss)	3,612,502	9,838,401	21,470,854	11,989,167
Net change in unrealized appreciation (depreciation) of:
Investments	4,296,801	4,851,870	9,936,518	4,911,011
Futures contracts	—	—	—	23,205
Foreign currencies	—	(201)	—	—
Net change in unrealized appreciation (depreciation)	4,296,801	4,851,669	9,936,518	4,934,216
Net Realized and Unrealized Gain (Loss)	7,909,303	14,690,070	31,407,372	16,923,383
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,987,770	$14,422,411	$31,871,622	$17,233,127

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Statements of Operations (Unaudited)
For The Six Months Ended June 30, 2026

	Developed International Index Fund	International Equity Fund	Emerging Markets Equity Fund	Real Estate Securities Fund
INVESTMENT INCOME:
Dividends	$1,997,474	$3,326,639	$719,436	$2,152,395
Interest	3	—	19,343	—
Foreign taxes withheld	(210,743)	(251,551)	(69,548)	—
Total Investment Income	1,786,734	3,075,088	669,231	2,152,395
EXPENSES:
Investment advisory fees (See Note 3)	147,765	848,588	297,974	336,950
Shareholder servicing fees (See Note 3)	44,330	95,945	32,310	43,322
Administration fees (See Note 3)	14,777	31,982	10,770	14,441
Audit fees	19,752	8,440	10,740	3,142
Fund administration and accounting fees(See Note 3)	53,296	98,213	46,058	47,775
Directors’ fees and expenses	2,095	4,788	1,507	2,126
Custodian fees and expenses	50,495	39,637	63,331	8,064
Legal fees	2,087	5,171	1,612	2,066
Pricing fees	65,232	8,331	10,478	2,819
Printing fees	3,096	6,209	2,408	3,138
Other expenses	25,068	18,934	8,042	4,259
Total Expenses	427,993	1,166,238	485,230	468,102
Less: Contractual advisory fee waivers (See Note 3)	—	(3,512)	—	—
Net Expenses	427,993	1,162,726	485,230	468,102
Net Investment Income (Loss)	1,358,741	1,912,362	184,001	1,684,293
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	485,380	1,140,455	12,253,947	396,712
Futures contracts	202,569	—	—	—
Foreign currencies	(8,768)	(686,291)	(38,864)	—
Forward foreign currency contracts	16,108	—	(74,879)	—
Net realized gain (loss)	695,289	454,164	12,140,204	396,712
Net change in unrealized appreciation (depreciation) of:
Investments	7,080,694	10,728,610	6,684,157	11,037,698
Futures contracts	(19,685)	—	—	—
Foreign currencies	(24,020)	(28,712)	(323)	—
Forward foreign currency contracts	7,144	—	—	—
Net change in unrealized appreciation (depreciation)	7,044,133	10,699,898	6,683,834	11,037,698
Net Realized and Unrealized Gain (Loss)	7,739,422	11,154,062	18,824,038	11,434,410
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,098,163	$13,066,424	$19,008,039	$13,118,703

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Statements of Operations (Unaudited)
For The Six Months Ended June 30, 2026

	Aggressive Allocation Fund	Moderately Aggressive Allocation Fund	Moderate Allocation Fund	Moderately Conservative Allocation Fund
INVESTMENT INCOME:
Dividends	$7,398	$18,598	$19,369	$14,314
Total Investment Income	7,398	18,598	19,369	14,314
EXPENSES:
Investment advisory fees (See Note 3)	33,004	112,849	108,924	41,555
Shareholder servicing fees (See Note 3)	24,753	84,637	81,693	31,167
Administration fees (See Note 3)	8,251	28,212	27,231	10,389
Audit fees	1,818	6,208	6,057	2,323
Fund administration and accounting fees(See Note 3)	13,736	23,592	23,004	14,459
Directors’ fees and expenses	1,218	4,170	4,052	1,557
Custodian fees and expenses	1,979	6,786	6,712	2,512
Legal fees	1,194	4,067	3,995	1,527
Pricing fees	2,059	2,059	2,059	2,059
Printing fees	2,055	5,480	5,338	2,449
Other expenses	2,542	4,609	4,558	2,775
Total Expenses	92,609	282,669	273,623	112,772
Net Investment Income (Loss)	(85,211)	(264,071)	(254,254)	(98,458)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on affiliated investments	2,498,774	7,508,278	6,929,436	1,955,755
Net change in unrealized appreciation (depreciation) of affiliated investments	2,428,150	8,023,522	4,980,636	1,362,615
Net Realized and Unrealized Gain (Loss)	4,926,924	15,531,800	11,910,072	3,318,370
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,841,713	$15,267,729	$11,655,818	$3,219,912
Conservative Allocation Fund
INVESTMENT INCOME:
Dividends	$15,425
Total Investment Income	15,425
EXPENSES:
Investment advisory fees (See Note 3)	24,104
Shareholder servicing fees (See Note 3)	18,078
Administration fees (See Note 3)	6,026
Audit fees	1,338
Fund administration and accounting fees(See Note 3)	13,044
Directors’ fees and expenses	899
Custodian fees and expenses	1,453
Legal fees	887
Pricing fees	2,058
Printing fees	1,689
Other expenses	2,307
Total Expenses	71,883
Net Investment Income (Loss)	(56,458)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on affiliated investments	823,904
Net change in unrealized appreciation (depreciation) of affiliated investments	328,724
Net Realized and Unrealized Gain (Loss)	1,152,628
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,096,170
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Statements of Changes in Net Assets

	Money Market Fund		Limited Maturity Bond Fund
	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25
Increase (Decrease) in Net Assets Operations:
Net investment income (loss)	$1,620,223	$4,531,935	$1,225,408	$2,902,454
Net realized gain (loss)	—	—	118,938	335,701
Net change in unrealized appreciation (depreciation)	—	—	(233,524)	968,731
Net Increase (Decrease) in Net Assets Resulting from Operations	1,620,223	4,531,935	1,110,822	4,206,886
Distributions from:
Distributable earnings	(1,620,214)	(4,531,927)	—	—
Total Distributions	(1,620,214)	(4,531,927)	—	—
Capital Share Transactions (1):
Shares issued	41,751,701	62,462,511	3,847,476	8,683,828
Shares issued in lieu of cash distributions	1,620,369	4,531,092	—	—
Shares redeemed	(54,796,265)	(94,174,185)	(7,617,827)	(16,975,756)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(11,424,195)	(27,180,582)	(3,770,351)	(8,291,928)
Total Increase (Decrease)	(11,424,186)	(27,180,574)	(2,659,529)	(4,085,042)
Net Assets:
Beginning of period	113,088,626	140,269,200	69,799,561	73,884,603
End of period	$101,664,440	$113,088,626	$67,140,032	$69,799,561
(1) Shares Issued and Redeemed:
Shares issued	41,751,701	62,462,510	247,899	580,599
Shares issued in lieu of cash distributions	1,620,369	4,531,092	—	—
Shares redeemed	(54,795,992)	(94,174,185)	(493,029)	(1,141,990)
	(11,423,922)	(27,180,583)	(245,130)	(561,391)
	Quality Bond Fund		High Yield Bond Fund
	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25
Increase (Decrease) in Net Assets Operations:
Net investment income (loss)	$6,343,965	$14,780,249	$3,676,687	$7,414,228
Net realized gain (loss)	276,978	(1,139,998)	875,680	496,104
Net change in unrealized appreciation (depreciation)	(3,387,353)	11,793,718	(2,132,899)	2,507,530
Net Increase (Decrease) in Net Assets Resulting from Operations	3,233,590	25,433,969	2,419,468	10,417,862
Capital Share Transactions (1):
Shares issued	19,670,393	28,452,563	9,445,482	8,142,172
Shares redeemed	(33,548,676)	(69,744,922)	(11,792,717)	(21,534,103)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(13,878,283)	(41,292,359)	(2,347,235)	(13,391,931)
Total Increase (Decrease)	(10,644,693)	(15,858,390)	72,233	(2,974,069)
Net Assets:
Beginning of period	347,257,344	363,115,734	122,897,622	125,871,691
End of period	$336,612,651	$347,257,344	$122,969,855	$122,897,622
(1) Shares Issued and Redeemed:
Shares issued	1,115,999	1,668,402	454,197	410,527
Shares redeemed	(1,907,292)	(4,138,107)	(567,114)	(1,096,197)
	(791,293)	(2,469,705)	(112,917)	(685,670)

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Statements of Changes in Net Assets

	Flexibly Managed Fund		Balanced Fund
	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25
Increase (Decrease) in Net Assets Operations:
Net investment income (loss)	$37,016,129	$87,516,712	$(77,248)	$(141,921)
Net realized gain (loss)	227,732,331	669,183,859	3,790,693	7,126,016
Net change in unrealized appreciation (depreciation)	(14,646,297)	(181,090,359)	1,257,731	2,895,815
Net Increase (Decrease) in Net Assets Resulting from Operations	250,102,163	575,610,212	4,971,176	9,879,910
Capital Share Transactions (1):
Shares issued	8,179,080	12,104,203	1,621,912	2,196,638
Shares redeemed	(399,585,136)	(718,282,914)	(4,716,926)	(11,027,967)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(391,406,056)	(706,178,711)	(3,095,014)	(8,831,329)
Total Increase (Decrease)	(141,303,893)	(130,568,499)	1,876,162	1,048,581
Net Assets:
Beginning of period	5,024,911,517	5,155,480,016	80,253,347	79,204,766
End of period	$4,883,607,624	$5,024,911,517	$82,129,509	$80,253,347
(1) Shares Issued and Redeemed:
Shares issued	68,501	107,404	38,824	58,511
Shares redeemed	(3,310,709)	(6,353,117)	(114,296)	(293,578)
	(3,242,208)	(6,245,713)	(75,472)	(235,067)
	Large Growth Stock Fund		Large Cap Growth Fund
	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25
Increase (Decrease) in Net Assets Operations:
Net investment income (loss)	$(1,011,527)	$(1,739,271)	$71,806	$129,235
Net realized gain (loss)	55,938,285	53,386,160	7,095,964	3,411,959
Net change in unrealized appreciation (depreciation)	(43,989,007)	745,809	(9,379,011)	3,145,587
Net Increase (Decrease) in Net Assets Resulting from Operations	10,937,751	52,392,698	(2,211,241)	6,686,781
Capital Share Transactions (1):
Shares issued	9,533,359	22,037,862	2,675,695	4,875,234
Shares redeemed	(36,613,379)	(60,788,461)	(4,944,923)	(10,407,718)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(27,080,020)	(38,750,599)	(2,269,228)	(5,532,484)
Total Increase (Decrease)	(16,142,269)	13,642,099	(4,480,469)	1,154,297
Net Assets:
Beginning of period	376,680,617	363,038,518	71,700,704	70,546,407
End of period	$360,538,348	$376,680,617	$67,220,235	$71,700,704
(1) Shares Issued and Redeemed:
Shares issued	92,624	226,229	57,833	107,151
Shares redeemed	(338,942)	(605,728)	(104,504)	(224,455)
	(246,318)	(379,499)	(46,671)	(117,304)

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Statements of Changes in Net Assets

	Large Core Growth Fund		Large Cap Value Fund
	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25
Increase (Decrease) in Net Assets Operations:
Net investment income (loss)	$(167,326)	$(250,946)	$568,623	$1,433,915
Net realized gain (loss)	1,723,952	5,009,371	10,824,341	9,543,096
Net change in unrealized appreciation (depreciation)	(4,212,348)	6,581,550	9,371,908	4,358,245
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,655,722)	11,339,975	20,764,872	15,335,256
Capital Share Transactions (1):
Shares issued	3,122,768	7,616,204	1,750,984	5,296,900
Shares redeemed	(9,831,939)	(17,681,240)	(14,793,562)	(24,504,082)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(6,709,171)	(10,065,036)	(13,042,578)	(19,207,182)
Total Increase (Decrease)	(9,364,893)	1,274,939	7,722,294	(3,871,926)
Net Assets:
Beginning of period	136,011,734	134,736,795	160,759,974	164,631,900
End of period	$126,646,841	$136,011,734	$168,482,268	$160,759,974
(1) Shares Issued and Redeemed:
Shares issued	86,204	209,952	28,722	100,432
Shares redeemed	(257,100)	(466,944)	(248,544)	(463,062)
	(170,896)	(256,992)	(219,822)	(362,630)
	Large Core Value Fund		Index 500 Fund
	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25
Increase (Decrease) in Net Assets Operations:
Net investment income (loss)	$571,207	$1,362,148	$4,048,108	$8,088,401
Net realized gain (loss)	15,952,691	3,116,106	25,103,617	67,192,145
Net change in unrealized appreciation (depreciation)	347,203	10,096,443	62,364,269	67,735,921
Net Increase (Decrease) in Net Assets Resulting from Operations	16,871,101	14,574,697	91,515,994	143,016,467
Capital Share Transactions (1):
Shares issued	1,583,192	6,506,610	22,971,700	43,340,245
Shares redeemed	(11,804,916)	(17,817,845)	(52,977,886)	(111,155,410)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(10,221,724)	(11,311,235)	(30,006,186)	(67,815,165)
Total Increase (Decrease)	6,649,377	3,263,462	61,509,808	75,201,302
Net Assets:
Beginning of period	129,660,991	126,397,529	927,643,728	852,442,426
End of period	$136,310,368	$129,660,991	$989,153,536	$927,643,728
(1) Shares Issued and Redeemed:
Shares issued	40,027	186,379	359,713	780,815
Shares redeemed	(293,423)	(506,931)	(812,730)	(1,960,196)
	(253,396)	(320,552)	(453,017)	(1,179,381)

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Statements of Changes in Net Assets

	Mid Cap Growth Fund		Mid Cap Value Fund
	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25
Increase (Decrease) in Net Assets Operations:
Net investment income (loss)	$(331,892)	$(670,449)	$385,232	$817,369
Net realized gain (loss)	2,274,808	1,536,603	4,190,358	3,011,159
Net change in unrealized appreciation (depreciation)	3,468,124	446,424	6,905,846	1,717,672
Net Increase (Decrease) in Net Assets Resulting from Operations	5,411,040	1,312,578	11,481,436	5,546,200
Capital Share Transactions (1):
Shares issued	1,840,981	5,600,942	2,544,380	2,882,517
Shares redeemed	(11,800,073)	(22,499,948)	(8,336,235)	(12,291,327)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(9,959,092)	(16,899,006)	(5,791,855)	(9,408,810)
Total Increase (Decrease)	(4,548,052)	(15,586,428)	5,689,581	(3,862,610)
Net Assets:
Beginning of period	118,899,874	134,486,302	84,605,575	88,468,185
End of period	$114,351,822	$118,899,874	$90,295,156	$84,605,575
(1) Shares Issued and Redeemed:
Shares issued	49,370	148,378	65,150	86,707
Shares redeemed	(303,076)	(574,966)	(220,174)	(368,061)
	(253,706)	(426,588)	(155,024)	(281,354)
	Mid Core Value Fund		SMID Cap Growth Fund
	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25
Increase (Decrease) in Net Assets Operations:
Net investment income (loss)	$500,379	$1,126,100	$(224,888)	$(440,178)
Net realized gain (loss)	2,208,043	4,107,659	7,400,803	1,742,048
Net change in unrealized appreciation (depreciation)	4,514,674	1,007,845	8,659,458	(100,710)
Net Increase (Decrease) in Net Assets Resulting from Operations	7,223,096	6,241,604	15,835,373	1,201,160
Capital Share Transactions (1):
Shares issued	1,072,608	2,900,033	1,402,585	4,481,170
Shares redeemed	(6,257,233)	(19,716,400)	(7,772,936)	(12,679,826)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(5,184,625)	(16,816,367)	(6,370,351)	(8,198,656)
Total Increase (Decrease)	2,038,471	(10,574,763)	9,465,022	(6,997,496)
Net Assets:
Beginning of period	65,600,820	76,175,583	67,061,711	74,059,207
End of period	$67,639,291	$65,600,820	$76,526,733	$67,061,711
(1) Shares Issued and Redeemed:
Shares issued	23,650	74,316	24,768	93,837
Shares redeemed	(142,510)	(489,051)	(132,848)	(254,828)
	(118,860)	(414,735)	(108,080)	(160,991)

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Statements of Changes in Net Assets

	SMID Cap Value Fund		Small Cap Growth Fund
	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25
Increase (Decrease) in Net Assets Operations:
Net investment income (loss)	$78,467	$240,826	$(267,659)	$(405,093)
Net realized gain (loss)	3,612,502	1,815,981	9,838,401	9,933,907
Net change in unrealized appreciation (depreciation)	4,296,801	(913,888)	4,851,669	(1,963,871)
Net Increase (Decrease) in Net Assets Resulting from Operations	7,987,770	1,142,919	14,422,411	7,564,943
Capital Share Transactions (1):
Shares issued	375,207	2,791,371	350,781	3,191,697
Shares redeemed	(4,653,953)	(11,071,088)	(10,607,064)	(17,796,325)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(4,278,746)	(8,279,717)	(10,256,283)	(14,604,628)
Total Increase (Decrease)	3,709,024	(7,136,798)	4,166,128	(7,039,685)
Net Assets:
Beginning of period	43,343,233	50,480,031	93,966,199	101,005,884
End of period	$47,052,257	$43,343,233	$98,132,327	$93,966,199
(1) Shares Issued and Redeemed:
Shares issued	7,906	68,441	4,400	47,334
Shares redeemed	(98,743)	(264,833)	(133,566)	(257,677)
	(90,837)	(196,392)	(129,166)	(210,343)
	Small Cap Value Fund		Small Cap Index Fund
	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25
Increase (Decrease) in Net Assets Operations:
Net investment income (loss)	$464,250	$1,010,523	$309,744	$408,801
Net realized gain (loss)	21,470,854	11,562,944	11,989,167	4,781,093
Net change in unrealized appreciation (depreciation)	9,936,518	1,967,208	4,934,216	3,511,992
Net Increase (Decrease) in Net Assets Resulting from Operations	31,871,622	14,540,675	17,233,127	8,701,886
Capital Share Transactions (1):
Shares issued	939,022	3,983,159	1,697,057	4,384,291
Shares redeemed	(14,305,102)	(23,162,114)	(9,085,631)	(17,424,465)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(13,366,080)	(19,178,955)	(7,388,574)	(13,040,174)
Total Increase (Decrease)	18,505,542	(4,638,280)	9,844,553	(4,338,288)
Net Assets:
Beginning of period	143,166,479	147,804,759	80,515,157	84,853,445
End of period	$161,672,021	$143,166,479	$90,359,710	$80,515,157
(1) Shares Issued and Redeemed:
Shares issued	14,509	77,820	39,516	128,150
Shares redeemed	(222,615)	(433,590)	(207,758)	(499,335)
	(208,106)	(355,770)	(168,242)	(371,185)

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Statements of Changes in Net Assets

	Developed International Index Fund		International Equity Fund
	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25
Increase (Decrease) in Net Assets Operations:
Net investment income (loss)	$1,358,741	$1,559,684	$1,912,362	$2,105,258
Net realized gain (loss)	695,289	4,515,321	454,164	22,958,385
Net change in unrealized appreciation (depreciation)	7,044,133	16,052,830	10,699,898	(4,829,018)
Net Increase (Decrease) in Net Assets Resulting from Operations	9,098,163	22,127,835	13,066,424	20,234,625
Capital Share Transactions (1):
Shares issued	6,250,259	11,221,588	5,125,646	13,807,928
Shares redeemed	(7,986,811)	(17,337,883)	(16,248,703)	(50,008,785)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(1,736,552)	(6,116,295)	(11,123,057)	(36,200,857)
Total Increase (Decrease)	7,361,611	16,011,540	1,943,367	(15,966,232)
Net Assets:
Beginning of period	94,728,319	78,716,779	215,532,682	231,498,914
End of period	$102,089,930	$94,728,319	$217,476,049	$215,532,682
(1) Shares Issued and Redeemed:
Shares issued	250,034	496,587	110,012	298,789
Shares redeemed	(323,010)	(840,926)	(349,718)	(1,101,102)
	(72,976)	(344,339)	(239,706)	(802,313)
	Emerging Markets Equity Fund		Real Estate Securities Fund
	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25
Increase (Decrease) in Net Assets Operations:
Net investment income (loss)	$184,001	$343,592	$1,684,293	$1,905,782
Net realized gain (loss)	12,140,204	5,263,302	396,712	3,075,183
Net change in unrealized appreciation (depreciation)	6,683,834	11,537,594	11,037,698	(2,657,329)
Net Increase (Decrease) in Net Assets Resulting from Operations	19,008,039	17,144,488	13,118,703	2,323,636
Capital Share Transactions (1):
Shares issued	1,200,089	1,636,134	1,087,562	6,754,664
Shares redeemed	(11,553,737)	(24,232,185)	(10,134,456)	(18,107,447)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(10,353,648)	(22,596,051)	(9,046,894)	(11,352,783)
Total Increase (Decrease)	8,654,391	(5,451,563)	4,071,809	(9,029,147)
Net Assets:
Beginning of period	65,899,212	71,350,775	93,983,988	103,013,135
End of period	$74,553,603	$65,899,212	$98,055,797	$93,983,988
(1) Shares Issued and Redeemed:
Shares issued	78,449	135,889	28,863	196,233
Shares redeemed	(717,584)	(2,029,782)	(275,595)	(530,220)
	(639,135)	(1,893,893)	(246,732)	(333,987)

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Statements of Changes in Net Assets

	Aggressive Allocation Fund		Moderately Aggressive Allocation Fund
	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25
Increase (Decrease) in Net Assets Operations:
Net investment income (loss)	$(85,211)	$(170,113)	$(264,071)	$(534,040)
Net realized gain (loss)	2,498,774	5,249,339	7,508,278	16,295,051
Net change in unrealized appreciation (depreciation)	2,428,150	1,582,695	8,023,522	6,050,314
Net Increase (Decrease) in Net Assets Resulting from Operations	4,841,713	6,661,921	15,267,729	21,811,325
Capital Share Transactions (1):
Shares issued	1,300,771	3,271,535	1,535,756	2,551,622
Shares redeemed	(5,632,134)	(11,440,845)	(13,470,932)	(32,985,919)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(4,331,363)	(8,169,310)	(11,935,176)	(30,434,297)
Total Increase (Decrease)	510,350	(1,507,389)	3,332,553	(8,622,972)
Net Assets:
Beginning of period	55,675,188	57,182,577	189,395,950	198,018,922
End of period	$56,185,538	$55,675,188	$192,728,503	$189,395,950
(1) Shares Issued and Redeemed:
Shares issued	37,622	105,870	43,071	80,458
Shares redeemed	(162,347)	(364,779)	(385,500)	(1,035,420)
	(124,725)	(258,909)	(342,429)	(954,962)
	Moderate Allocation Fund		Moderately Conservative Allocation Fund
	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25
Increase (Decrease) in Net Assets Operations:
Net investment income (loss)	$(254,254)	$(528,223)	$(98,458)	$(198,229)
Net realized gain (loss)	6,929,436	13,518,806	1,955,755	3,559,434
Net change in unrealized appreciation (depreciation)	4,980,636	7,197,431	1,362,615	3,207,706
Net Increase (Decrease) in Net Assets Resulting from Operations	11,655,818	20,188,014	3,219,912	6,568,911
Capital Share Transactions (1):
Shares issued	225,291	2,024,613	387,337	3,030,186
Shares redeemed	(15,780,270)	(35,108,283)	(5,747,875)	(13,997,684)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(15,554,979)	(33,083,670)	(5,360,538)	(10,967,498)
Total Increase (Decrease)	(3,899,161)	(12,895,656)	(2,140,626)	(4,398,587)
Net Assets:
Beginning of period	186,228,412	199,124,068	71,364,189	75,762,776
End of period	$182,329,251	$186,228,412	$69,223,563	$71,364,189
(1) Shares Issued and Redeemed:
Shares issued	7,735	75,867	15,725	133,195
Shares redeemed	(545,393)	(1,321,824)	(237,870)	(621,635)
	(537,658)	(1,245,957)	(222,145)	(488,440)

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Statements of Changes in Net Assets

	Conservative Allocation Fund
	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25
Increase (Decrease) in Net Assets Operations:
Net investment income (loss)	$(56,458)	$(106,236)
Net realized gain (loss)	823,904	1,483,339
Net change in unrealized appreciation (depreciation)	328,724	2,031,032
Net Increase (Decrease) in Net Assets Resulting from Operations	1,096,170	3,408,135
Capital Share Transactions (1):
Shares issued	1,059,493	5,718,573
Shares redeemed	(3,079,677)	(11,083,581)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(2,020,184)	(5,365,008)
Total Increase (Decrease)	(924,014)	(1,956,873)
Net Assets:
Beginning of period	40,896,036	42,852,909
End of period	$39,972,022	$40,896,036
(1) Shares Issued and Redeemed:
Shares issued	53,626	307,025
Shares redeemed	(155,832)	(593,677)
	(102,206)	(286,652)
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Financial Highlights

MONEY MARKET FUND
For a share outstanding throughout each period
	Six Months Ended 6/30/26 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.02	0.04	0.05	0.04	—(a)	—(a)
Net realized and unrealized gain (loss) on investment transactions	—	—	—	(0.00)	—	—
Total from investment operations	0.02	0.04	0.05	0.04	—	—
Less distributions:
Net investment income	(0.02)	(0.04)	(0.05)	(0.04)	—(a)	—(a)
Total distributions	(0.02)	(0.04)	(0.05)	(0.04)	—	—
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	1.53%#	3.69%	4.67%	4.50%	0.25%	0.01%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$101,664	$113,089	$140,269	$149,972	$165,323	$162,202
Ratio of net expenses to average net assets[3]	0.59%*	0.58%	0.58%	0.57%	1.34%	0.03%
Ratio of total expenses to average net assets[4]	0.59%*	0.58%	0.58%	0.57%	0.57%	0.57%
Ratio of net investment income (loss) to average net assets	3.06%*	3.63%	4.56%	4.40%	0.25%	0.01%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.
[3]	The ratio includes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/ reimbursed net of amount recaptured and fees paid indirectly were excluded, the ratio would have been higher (lower), respectively, than the ratio shown.
[4]	The ratio excludes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/ reimbursed net of amount recaptured and fees paid indirectly were included, the ratio would have been lower than the ratio shown.
(a)	Less than one penny per share.
#	Non-annualized.
*	Annualized.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Financial Highlights

LIMITED MATURITY BOND FUND
For a share outstanding throughout each period
	Six Months Ended 6/30/26 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$15.33	$ 14.44	$ 13.67	$ 12.78	$ 13.38	$ 13.33
Income (loss) from investment operations:
Net investment income (loss)[1]	0.28	0.61	0.57	0.51	0.13	0.20
Net realized and unrealized gain (loss) on investment transactions	(0.03)	0.28	0.20	0.38	(0.73)	(0.15)
Total from investment operations	0.25	0.89	0.77	0.89	(0.60)	0.05
Net asset value, end of period	$15.58	$15.33	$14.44	$13.67	$12.78	$13.38
Total return[2]	1.63%#	6.16%	5.63%	6.96%	(4.49%)	0.38%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$67,140	$69,800	$73,885	$185,907	$223,724	$259,984
Ratio of net expenses to average net assets[3]	0.74%*	0.74%	0.72%	0.71%	0.70%	0.69%
Ratio of total expenses to average net assets[4]	0.75%*	0.76%	0.72%	0.71%	0.70%	0.69%
Ratio of net investment income (loss) to average net assets	3.67%*	4.09%	4.07%	3.84%	1.03%	1.46%
Portfolio turnover rate	35%#	31%	49%	27%	38%	73%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.
[3]	The ratio includes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/ reimbursed net of amount recaptured and fees paid indirectly were excluded, the ratio would have been higher (lower), respectively, than the ratio shown.
[4]	The ratio excludes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/ reimbursed net of amount recaptured and fees paid indirectly were included, the ratio would have been lower than the ratio shown.
#	Non-annualized.
*	Annualized.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Financial Highlights

QUALITY BOND FUND
For a share outstanding throughout each period
	Six Months Ended 6/30/26 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$17.51	$ 16.28	$ 15.90	$ 14.89	$ 17.24	$ 17.36
Income (loss) from investment operations:
Net investment income (loss)[1]	0.33	0.71	0.64	0.61	0.41	0.34
Net realized and unrealized gain (loss) on investment transactions	(0.16)	0.52	(0.26)	0.40	(2.76)	(0.46)
Total from investment operations	0.17	1.23	0.38	1.01	(2.35)	(0.12)
Net asset value, end of period	$17.68	$17.51	$16.28	$15.90	$14.89	$17.24
Total return[2]	0.97%#	7.56%	2.39%	6.78%	(13.63%)	(0.69%)

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$336,613	$347,257	$363,116	$393,257	$354,590	$472,066
Ratio of total expenses to average net assets	0.68%*	0.68%	0.68%	0.68%	0.68%	0.66%
Ratio of net investment income (loss) to average net assets	3.81%*	4.22%	3.97%	3.99%	2.64%	2.00%
Portfolio turnover rate	11%#	30%	41%	52%	38%	59%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.
#	Non-annualized.
*	Annualized.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Financial Highlights

HIGH YIELD BOND FUND
For a share outstanding throughout each period
	Six Months Ended 6/30/26 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$20.61	$ 18.93	$ 17.55	$ 15.78	$ 16.84	$ 16.02
Income (loss) from investment operations:
Net investment income (loss)[1]	0.63	1.19	1.12	0.96	0.76	0.68
Net realized and unrealized gain (loss) on investment transactions	(0.22)	0.49	0.26	0.81	(1.82)	0.14
Total from investment operations	0.41	1.68	1.38	1.77	(1.06)	0.82
Net asset value, end of period	$21.02	$20.61	$18.93	$17.55	$15.78	$16.84
Total return[2]	1.99%#	8.87%	7.86%	11.22%	(6.30%)	5.12%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$122,970	$122,898	$125,872	$130,005	$140,603	$169,431
Ratio of total expenses to average net assets	0.73%*	0.72%	0.73%	0.73%	0.73%	0.71%
Ratio of net investment income (loss) to average net assets	6.10%*	6.02%	6.14%	5.82%	4.75%	4.15%
Portfolio turnover rate	32%#	115%	91%	78%	84%	94%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.
#	Non-annualized.
*	Annualized.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Financial Highlights

FLEXIBLY MANAGED FUND
For a share outstanding throughout each period
	Six Months Ended 6/30/26 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$119.67	$ 106.88	$ 95.04	$ 80.16	$ 91.22	$ 77.12
Income (loss) from investment operations:
Net investment income (loss)[1]	0.92	1.94	2.11	1.90	1.08	0.68
Net realized and unrealized gain (loss) on investment transactions	5.45	10.85	9.73	12.98	(12.14)	13.42
Total from investment operations	6.37	12.79	11.84	14.88	(11.06)	14.10
Net asset value, end of period	$126.04	$119.67	$106.88	$95.04	$80.16	$91.22
Total return[2]	5.32%#	11.96%	12.46%	18.56%	(12.12%)	18.29%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$4,883,608	$5,024,912	$5,155,480	$5,125,680	$4,596,816	$5,487,665
Ratio of total expenses to average net assets	0.87%*	0.87%	0.87%	0.88%	0.88%	0.87%
Ratio of net investment income (loss) to average net assets	1.53%*	1.72%	2.07%	2.17%	1.30%	0.80%
Portfolio turnover rate	57%#	124%	85%	69%	87%	51%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.
#	Non-annualized.
*	Annualized.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Financial Highlights

BALANCED FUND
For a share outstanding throughout each period
	Six Months Ended 6/30/26 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$40.54	$ 35.76	$ 31.04	$ 26.34	$ 31.57	$ 27.27
Income (loss) from investment operations:
Net investment income (loss)[1]	(0.04)	(0.07)	(0.06)	(0.05)	(0.06)	(0.06)
Net realized and unrealized gain (loss) on investment transactions	2.63	4.85	4.78	4.75	(5.17)	4.36
Total from investment operations	2.59	4.78	4.72	4.70	(5.23)	4.30
Net asset value, end of period	$43.13	$40.54	$35.76	$31.04	$26.34	$31.57
Total return[2]	6.39%#	13.37%	15.20%	17.84%	(16.57%)	15.77%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$82,130	$80,253	$79,205	$76,410	$70,323	$92,753
Ratio of total expenses to average net assets[3]	0.20%*	0.20%	0.20%	0.20%	0.22%	0.19%
Ratio of net investment income (loss) to average net assets	(0.19%)*	(0.18%)	(0.18%)	(0.18%)	(0.21%)	(0.19%)
Portfolio turnover rate	5%#	7%	9%	6%	5%	11%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.
[3]	The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
#	Non-annualized.
*	Annualized.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Financial Highlights

LARGE GROWTH STOCK FUND
For a share outstanding throughout each period
	Six Months Ended 6/30/26 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$110.25	$ 95.64	$ 74.05	$ 50.27	$ 83.11	$ 71.38
Income (loss) from investment operations:
Net investment income (loss)[1]	(0.31)	(0.48)	(0.39)	(0.25)	(0.33)	(0.48)
Net realized and unrealized gain (loss) on investment transactions	3.79	15.09	21.98	24.03	(32.51)	12.21
Total from investment operations	3.48	14.61	21.59	23.78	(32.84)	11.73
Net asset value, end of period	$113.73	$110.25	$95.64	$74.05	$50.27	$83.11
Total return[2]	3.14%#	15.28%	29.15%	47.31%	(39.52%)	16.44%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$360,538	$376,681	$363,039	$312,171	$235,846	$428,687
Ratio of total expenses to average net assets	0.92%*	0.92%	0.93%	0.95%	0.97%	0.93%
Ratio of net investment income (loss) to average net assets	(0.57%)*	(0.48%)	(0.45%)	(0.40%)	(0.55%)	(0.61%)
Portfolio turnover rate	29%#	36%	34%	35%	29%	24%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.
#	Non-annualized.
*	Annualized.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Financial Highlights

LARGE CAP GROWTH FUND
For a share outstanding throughout each period
	Six Months Ended 6/30/26 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$49.06	$ 44.68	$ 38.49	$ 31.08	$ 38.46	$ 30.56
Income (loss) from investment operations:
Net investment income (loss)[1]	0.05	0.08	0.05	0.08	0.05	0.02
Net realized and unrealized gain (loss) on investment transactions	(1.60)	4.30	6.14	7.33	(7.43)	7.88
Total from investment operations	(1.55)	4.38	6.19	7.41	(7.38)	7.90
Net asset value, end of period	$47.51	$49.06	$44.68	$38.49	$31.08	$38.46
Total return[2]	(3.16%)#	9.80%	16.08%	23.84%	(19.19%)	25.85%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$67,220	$71,701	$70,546	$67,625	$62,655	$79,016
Ratio of net expenses to average net assets[3]	0.84%*	0.83%	0.87%	0.88%	0.89%	0.85%
Ratio of total expenses to average net assets[4]	0.84%*	0.83%	0.87%	0.89%	0.89%	0.85%
Ratio of net investment income (loss) to average net assets	0.21%*	0.18%	0.12%	0.22%	0.17%	0.05%
Portfolio turnover rate	25%#	22%	21%	21%	32%	16%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.
[3]	The ratio includes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/ reimbursed net of amount recaptured and fees paid indirectly were excluded, the ratio would have been higher (lower), respectively, than the ratio shown.
[4]	The ratio excludes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/ reimbursed net of amount recaptured and fees paid indirectly were included, the ratio would have been lower than the ratio shown.
#	Non-annualized.
*	Annualized.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Financial Highlights

LARGE CORE GROWTH FUND
For a share outstanding throughout each period
	Six Months Ended 6/30/26 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$40.44	$ 37.22	$ 30.27	$ 22.36	$ 48.08	$ 50.05
Income (loss) from investment operations:
Net investment income (loss)[1]	(0.05)	(0.07)	(0.07)	(0.08)	(0.19)	(0.37)
Net realized and unrealized gain (loss) on investment transactions	(0.72)	3.29	7.02	7.99	(25.53)	(1.60)
Total from investment operations	(0.77)	3.22	6.95	7.91	(25.72)	(1.97)
Net asset value, end of period	$39.67	$40.44	$37.22	$30.27	$22.36	$48.08
Total return[2]	(1.90%)#	8.65%	22.96%	35.38%	(53.49%)	(3.94%)

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$126,647	$136,012	$134,737	$116,826	$93,465	$205,479
Ratio of total expenses to average net assets	0.86%*	0.85%	0.85%	0.87%	0.88%	0.84%
Ratio of net investment income (loss) to average net assets	(0.27%)*	(0.19%)	(0.21%)	(0.29%)	(0.67%)	(0.72%)
Portfolio turnover rate	14%#	25%	13%	109%	50%	68%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.
#	Non-annualized.
*	Annualized.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Financial Highlights

LARGE CAP VALUE FUND
For a share outstanding throughout each period
	Six Months Ended 6/30/26 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$56.11	$ 51.01	$ 45.32	$ 40.58	$ 42.38	$ 33.14
Income (loss) from investment operations:
Net investment income (loss)[1]	0.21	0.47	0.48	0.54	0.49	0.31
Net realized and unrealized gain (loss) on investment transactions	7.37	4.63	5.21	4.20	(2.29)	8.93
Total from investment operations	7.58	5.10	5.69	4.74	(1.80)	9.24
Net asset value, end of period	$63.69	$56.11	$51.01	$45.32	$40.58	$42.38
Total return[2]	13.51%#	10.00%	12.55%	11.68%	(4.25%)	27.88%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$168,482	$160,760	$164,632	$166,334	$165,481	$202,596
Ratio of total expenses to average net assets	0.93%*	0.93%	0.93%	0.94%	0.93%	0.91%
Ratio of net investment income (loss) to average net assets	0.70%*	0.89%	0.96%	1.29%	1.21%	0.80%
Portfolio turnover rate	31%#	64%	53%	68%	64%	49%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.
#	Non-annualized.
*	Annualized.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Financial Highlights

LARGE CORE VALUE FUND
For a share outstanding throughout each period
	Six Months Ended 6/30/26 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$37.84	$ 33.73	$ 30.24	$ 27.92	$ 28.85	$ 23.18
Income (loss) from investment operations:
Net investment income (loss)[1]	0.17	0.38	0.32	0.32	0.28	0.32
Net realized and unrealized gain (loss) on investment transactions	4.95	3.73	3.17	2.00	(1.21)	5.35
Total from investment operations	5.12	4.11	3.49	2.32	(0.93)	5.67
Net asset value, end of period	$42.96	$37.84	$33.73	$30.24	$27.92	$28.85
Total return[2]	13.53%#	12.18%	11.54%	8.31%	(3.22%)	24.46%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$136,310	$129,661	$126,398	$135,883	$161,065	$189,136
Ratio of total expenses to average net assets	0.90%*	0.90%	0.92%	0.94%	0.93%	0.92%
Ratio of net investment income (loss) to average net assets	0.86%*	1.08%	0.99%	1.12%	1.02%	1.22%
Portfolio turnover rate	39%#	61%	50%	50%	50%	57%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.
#	Non-annualized.
*	Annualized.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Financial Highlights

INDEX 500 FUND
For a share outstanding throughout each period
	Six Months Ended 6/30/26 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$62.40	$ 53.12	$ 42.63	$ 33.87	$ 41.45	$ 32.31
Income (loss) from investment operations:
Net investment income (loss)[1]	0.28	0.52	0.50	0.49	0.45	0.38
Net realized and unrealized gain (loss) on investment transactions	5.94	8.76	9.99	8.27	(8.03)	8.76
Total from investment operations	6.22	9.28	10.49	8.76	(7.58)	9.14
Net asset value, end of period	$68.62	$62.40	$53.12	$42.63	$33.87	$41.45
Total return[2]	9.97%#	17.47%	24.61%	25.87%	(18.29%)	28.29%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$989,154	$927,644	$852,442	$728,673	$622,068	$698,722
Ratio of total expenses to average net assets	0.33%*	0.34%	0.34%	0.35%	0.35%	0.34%
Ratio of net investment income (loss) to average net assets	0.86%*	0.93%	1.03%	1.30%	1.26%	1.03%
Portfolio turnover rate	1%#	4%	5%	4%	4%	3%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.
#	Non-annualized.
*	Annualized.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Financial Highlights

MID CAP GROWTH FUND
For a share outstanding throughout each period
	Six Months Ended 6/30/26 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$39.19	$ 38.86	$ 38.02	$ 31.71	$ 45.74	$ 39.21
Income (loss) from investment operations:
Net investment income (loss)[1]	(0.11)	(0.21)	(0.18)	(0.15)	(0.17)	(0.28)
Net realized and unrealized gain (loss) on investment transactions	2.05	0.54	1.02	6.46	(13.86)	6.81
Total from investment operations	1.94	0.33	0.84	6.31	(14.03)	6.53
Net asset value, end of period	$41.13	$39.19	$38.86	$38.02	$31.71	$45.74
Total return[2]	4.93%#	0.85%	2.21%	19.90%	(30.67%)	16.66%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$114,352	$118,900	$134,486	$148,173	$134,832	$210,047
Ratio of total expenses to average net assets	0.99%*	0.96%	0.97%	0.98%	0.98%	0.98%
Ratio of net investment income (loss) to average net assets	(0.59%)*	(0.53%)	(0.46%)	(0.42%)	(0.50%)	(0.64%)
Portfolio turnover rate	34%#	50%	39%	30%	29%	25%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.
#	Non-annualized.
*	Annualized.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Financial Highlights

MID CAP VALUE FUND
For a share outstanding throughout each period
	Six Months Ended 6/30/26 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$35.19	$ 32.95	$ 29.08	$ 26.11	$ 27.67	$ 23.20
Income (loss) from investment operations:
Net investment income (loss)[1]	0.17	0.32	0.30	0.28	0.25	0.14
Net realized and unrealized gain (loss) on investment transactions	4.79	1.92	3.57	2.69	(1.81)	4.33
Total from investment operations	4.96	2.24	3.87	2.97	(1.56)	4.47
Net asset value, end of period	$40.15	$35.19	$32.95	$29.08	$26.11	$27.67
Total return[2]	14.09%#	6.80%	13.31%	11.38%	(5.64%)	19.27%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$90,295	$84,606	$88,468	$90,911	$88,708	$104,076
Ratio of net expenses to average net assets[3]	0.83%*	0.83%	0.83%	0.83%	0.83%	0.82%
Ratio of total expenses to average net assets[4]	0.83%*	0.83%	0.83%	0.84%	0.84%	0.82%
Ratio of net investment income (loss) to average net assets	0.88%*	0.96%	0.93%	1.04%	0.96%	0.54%
Portfolio turnover rate	18%#	37%	34%	46%	46%	59%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.
[3]	The ratio includes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/ reimbursed net of amount recaptured and fees paid indirectly were excluded, the ratio would have been higher (lower), respectively, than the ratio shown.
[4]	The ratio excludes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/ reimbursed net of amount recaptured and fees paid indirectly were included, the ratio would have been lower than the ratio shown.
#	Non-annualized.
*	Annualized.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Financial Highlights

MID CORE VALUE FUND
For a share outstanding throughout each period
	Six Months Ended 6/30/26 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$41.44	$ 38.13	$ 35.18	$ 33.21	$ 33.70	$ 27.37
Income (loss) from investment operations:
Net investment income (loss)[1]	0.33	0.61	0.56	0.57	0.53	0.39
Net realized and unrealized gain (loss) on investment transactions	4.43	2.70	2.39	1.40	(1.02)	5.94
Total from investment operations	4.76	3.31	2.95	1.97	(0.49)	6.33
Net asset value, end of period	$46.20	$41.44	$38.13	$35.18	$33.21	$33.70
Total return[2]	11.49%#	8.68%	8.39%	5.93%	(1.45%)	23.13%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$67,639	$65,601	$76,176	$81,193	$86,950	$94,537
Ratio of total expenses to average net assets	1.07%*	1.04%	1.04%	1.05%	1.04%	1.00%
Ratio of net investment income (loss) to average net assets	1.51%*	1.54%	1.51%	1.71%	1.61%	1.25%
Portfolio turnover rate	36%#	67%	54%	44%	74%	51%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.
#	Non-annualized.
*	Annualized.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Financial Highlights

SMID CAP GROWTH FUND
For a share outstanding throughout each period
	Six Months Ended 6/30/26 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$52.64	$ 51.61	$ 46.00	$ 40.36	$ 56.43	$ 52.38
Income (loss) from investment operations:
Net investment income (loss)[1]	(0.18)	(0.32)	(0.29)	(0.19)	(0.24)	(0.43)
Net realized and unrealized gain (loss) on investment transactions	13.17	1.35	5.90	5.83	(15.83)	4.48
Total from investment operations	12.99	1.03	5.61	5.64	(16.07)	4.05
Net asset value, end of period	$65.63	$52.64	$51.61	$46.00	$40.36	$56.43
Total return[2]	24.68%#	2.00%	12.20%	13.97%	(28.48%)	7.73%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$76,527	$67,062	$74,059	$72,193	$70,381	$103,780
Ratio of total expenses to average net assets	1.05%*	1.05%	1.05%	1.05%	1.05%	1.02%
Ratio of net investment income (loss) to average net assets	(0.65%)*	(0.64%)	(0.57%)	(0.45%)	(0.56%)	(0.77%)
Portfolio turnover rate	49%#	129%	84%	70%	70%	65%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.
#	Non-annualized.
*	Annualized.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Financial Highlights

SMID CAP VALUE FUND
For a share outstanding throughout each period
	Six Months Ended 6/30/26 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$42.99	$ 41.90	$ 38.25	$ 32.79	$ 39.02	$ 28.78
Income (loss) from investment operations:
Net investment income (loss)[1]	0.08	0.21	0.16	0.18	0.20	0.22
Net realized and unrealized gain (loss) on investment transactions	8.21	0.88	3.49	5.28	(6.43)	10.02
Total from investment operations	8.29	1.09	3.65	5.46	(6.23)	10.24
Net asset value, end of period	$51.28	$42.99	$41.90	$38.25	$32.79	$39.02
Total return[2]	19.28%#	2.60%	9.54%	16.65%	(15.97%)	35.58%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$47,052	$43,343	$50,480	$51,158	$54,653	$71,810
Ratio of total expenses to average net assets	1.17%*	1.15%	1.18%	1.19%	1.18%	1.15%
Ratio of net investment income (loss) to average net assets	0.35%*	0.52%	0.40%	0.52%	0.58%	0.61%
Portfolio turnover rate	35%#	63%	55%	49%	42%	53%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.
#	Non-annualized.
*	Annualized.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Financial Highlights

SMALL CAP GROWTH FUND
For a share outstanding throughout each period
	Six Months Ended 6/30/26 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$75.08	$ 69.10	$ 61.22	$ 51.60	$ 68.11	$ 62.66
Income (loss) from investment operations:
Net investment income (loss)[1]	(0.22)	(0.30)	(0.29)	(0.23)	(0.23)	(0.41)
Net realized and unrealized gain (loss) on investment transactions	12.58	6.28	8.17	9.85	(16.28)	5.86
Total from investment operations	12.36	5.98	7.88	9.62	(16.51)	5.45
Net asset value, end of period	$87.44	$75.08	$69.10	$61.22	$51.60	$68.11
Total return[2]	16.46%#	8.66%	12.88%	18.64%	(24.24%)	8.70%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$98,132	$93,966	$101,006	$102,931	$96,426	$140,210
Ratio of total expenses to average net assets	1.00%*	0.99%	1.01%	1.03%	1.02%	0.99%
Ratio of net investment income (loss) to average net assets	(0.57%)*	(0.43%)	(0.45%)	(0.41%)	(0.42%)	(0.61%)
Portfolio turnover rate	21%#	31%	18%	22%	13%	19%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.
#	Non-annualized.
*	Annualized.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Financial Highlights

SMALL CAP VALUE FUND
For a share outstanding throughout each period
	Six Months Ended 6/30/26 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$57.84	$ 52.21	$ 48.42	$ 43.46	$ 50.97	$ 40.24
Income (loss) from investment operations:
Net investment income (loss)[1]	0.19	0.38	0.31	0.32	0.29	0.10
Net realized and unrealized gain (loss) on investment transactions	13.28	5.25	3.48	4.64	(7.80)	10.63
Total from investment operations	13.47	5.63	3.79	4.96	(7.51)	10.73
Net asset value, end of period	$71.31	$57.84	$52.21	$48.42	$43.46	$50.97
Total return[2]	23.27%#	10.78%	7.83%	11.41%	(14.74%)	26.67%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$161,672	$143,166	$147,805	$157,939	$154,683	$199,173
Ratio of net expenses to average net assets[3]	0.96%*	0.97%	1.00%	1.02%	1.01%	0.98%
Ratio of total expenses to average net assets[4]	0.96%*	0.97%	1.01%	1.03%	1.01%	0.98%
Ratio of net investment income (loss) to average net assets	0.61%*	0.71%	0.63%	0.74%	0.64%	0.21%
Portfolio turnover rate	63%#	85%	84%	56%	57%	67%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.
[3]	The ratio includes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/ reimbursed net of amount recaptured and fees paid indirectly were excluded, the ratio would have been higher (lower), respectively, than the ratio shown.
[4]	The ratio excludes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/ reimbursed net of amount recaptured and fees paid indirectly were included, the ratio would have been lower than the ratio shown.
#	Non-annualized.
*	Annualized.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Financial Highlights

SMALL CAP INDEX FUND
For a share outstanding throughout each period
	Six Months Ended 6/30/26 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$39.18	$ 34.98	$ 31.58	$ 27.17	$ 34.42	$ 30.10
Income (loss) from investment operations:
Net investment income (loss)[1]	0.15	0.18	0.18	0.23	0.18	0.10
Net realized and unrealized gain (loss) on investment transactions	8.56	4.02	3.22	4.18	(7.43)	4.22
Total from investment operations	8.71	4.20	3.40	4.41	(7.25)	4.32
Net asset value, end of period	$47.89	$39.18	$34.98	$31.58	$27.17	$34.42
Total return[2]	22.23%#	12.01%	10.77%	16.23%	(21.06%)	14.35%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$90,360	$80,515	$84,853	$84,722	$80,151	$98,827
Ratio of net expenses to average net assets[3]	0.70%*	0.71%	0.71%	0.71%	0.70%	0.70%
Ratio of total expenses to average net assets[4]	0.70%*	0.71%	0.71%	0.71%	0.70%	0.70%
Ratio of net investment income (loss) to average net assets	0.73%*	0.52%	0.54%	0.81%	0.62%	0.30%
Portfolio turnover rate	22%#	14%	17%	14%	18%	31%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.
[3]	The ratio includes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/ reimbursed net of amount recaptured and fees paid indirectly were excluded, the ratio would have been higher (lower), respectively, than the ratio shown.
[4]	The ratio excludes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/ reimbursed net of amount recaptured and fees paid indirectly were included, the ratio would have been lower than the ratio shown.
#	Non-annualized.
*	Annualized.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Financial Highlights

DEVELOPED INTERNATIONAL INDEX FUND
For a share outstanding throughout each period
	Six Months Ended 6/30/26 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$23.43	$ 17.94	$ 17.49	$ 14.92	$ 17.62	$ 15.94
Income (loss) from investment operations:
Net investment income (loss)[1]	0.34	0.39	0.35	0.33	0.34	0.28
Net realized and unrealized gain (loss) on investment transactions	1.94	5.10	0.10	2.24	(3.04)	1.40
Total from investment operations	2.28	5.49	0.45	2.57	(2.70)	1.68
Net asset value, end of period	$25.71	$23.43	$17.94	$17.49	$14.92	$17.62
Total return[2]	9.73%#	30.60%	2.57%	17.23%	(15.32%)	10.54%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$102,090	$94,728	$78,717	$88,287	$85,483	$114,158
Ratio of net expenses to average net assets[3]	0.87%*	0.92%	0.94%	0.93%	0.90%	0.85%
Ratio of total expenses to average net assets[4]	0.87%*	0.93%	0.94%	0.93%	0.90%	0.85%
Ratio of net investment income (loss) to average net assets	2.76%*	1.87%	1.93%	2.05%	2.25%	1.66%
Portfolio turnover rate	2%#	11%	2%	3%	3%	3%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.
[3]	The ratio includes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/ reimbursed net of amount recaptured and fees paid indirectly were excluded, the ratio would have been higher (lower), respectively, than the ratio shown.
[4]	The ratio excludes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/ reimbursed net of amount recaptured and fees paid indirectly were included, the ratio would have been lower than the ratio shown.
#	Non-annualized.
*	Annualized.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Financial Highlights

INTERNATIONAL EQUITY FUND
For a share outstanding throughout each period
	Six Months Ended 6/30/26 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$45.44	$ 41.74	$ 39.46	$ 34.24	$ 43.79	$ 39.02
Income (loss) from investment operations:
Net investment income (loss)[1]	0.41	0.41	0.12	0.07	(0.01)	(0.04)
Net realized and unrealized gain (loss) on investment transactions	2.44	3.29	2.16	5.15	(9.54)	4.81
Total from investment operations	2.85	3.70	2.28	5.22	(9.55)	4.77
Net asset value, end of period	$48.29	$45.44	$41.74	$39.46	$34.24	$43.79
Total return[2]	6.27%#	8.87%	5.78%	15.25%	(21.81%)	12.23%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$217,476	$215,533	$231,499	$251,066	$258,905	$353,005
Ratio of total expenses to average net assets	1.09%*	1.07%	1.07%	1.08%	1.07%	1.03%
Ratio of net investment income (loss) to average net assets	1.79%*	0.91%	0.30%	0.19%	(0.02%)	(0.10%)
Portfolio turnover rate	148%#	216%	152%	95%	52%	76%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.
#	Non-annualized.
*	Annualized.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Financial Highlights

EMERGING MARKETS EQUITY FUND
For a share outstanding throughout each period
	Six Months Ended 6/30/26 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$13.55	$ 10.56	$ 10.97	$ 10.79	$ 14.08	$ 14.93
Income (loss) from investment operations:
Net investment income (loss)[1]	0.04	0.06	0.06	0.05	0.07	0.01
Net realized and unrealized gain (loss) on investment transactions	4.06	2.93	(0.47)	0.13	(3.36)	(0.86)
Total from investment operations	4.10	2.99	(0.41)	0.18	(3.29)	(0.85)
Net asset value, end of period	$17.65	$13.55	$10.56	$10.97	$10.79	$14.08
Total return[2]	30.26%#	28.31%	(3.74%)	1.67%	(23.37%)	(5.69%)

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$74,554	$65,899	$71,351	$85,102	$94,075	$130,637
Ratio of total expenses to average net assets	1.35%*	1.40%	1.34%	1.33%	1.33%	1.25%
Ratio of net investment income (loss) to average net assets	0.51%*	0.50%	0.55%	0.50%	0.55%	0.07%
Portfolio turnover rate	41%#	101%	72%	47%	64%	68%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.
#	Non-annualized.
*	Annualized.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Financial Highlights

REAL ESTATE SECURITIES FUND
For a share outstanding throughout each period
	Six Months Ended 6/30/26 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$34.18	$ 33.41	$ 31.40	$ 28.09	$ 37.63	$ 26.37
Income (loss) from investment operations:
Net investment income (loss)[1]	0.64	0.66	0.64	0.66	0.52	0.28
Net realized and unrealized gain (loss) on investment transactions	4.36	0.11	1.37	2.65	(10.06)	10.98
Total from investment operations	5.00	0.77	2.01	3.31	(9.54)	11.26
Net asset value, end of period	$39.18	$34.18	$33.41	$31.40	$28.09	$37.63
Total return[2]	14.63%#	2.30%	6.40%	11.78%	(25.35%)	42.70%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$98,056	$93,984	$103,013	$113,445	$99,505	$140,061
Ratio of total expenses to average net assets	0.97%*	0.97%	0.97%	0.97%	0.97%	0.95%
Ratio of net investment income (loss) to average net assets	3.50%*	1.94%	1.96%	2.30%	1.63%	0.89%
Portfolio turnover rate	14%#	31%	29%	34%	27%	34%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.
#	Non-annualized.
*	Annualized.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Financial Highlights

AGGRESSIVE ALLOCATION FUND
For a share outstanding throughout each period
	Six Months Ended 6/30/26 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$33.48	$ 29.76	$ 26.55	$ 23.01	$ 27.23	$ 23.39
Income (loss) from investment operations:
Net investment income (loss)[1]	(0.05)	(0.09)	(0.09)	(0.07)	(0.08)	(0.08)
Net realized and unrealized gain (loss) on investment transactions	3.10	3.81	3.30	3.61	(4.14)	3.92
Total from investment operations	3.05	3.72	3.21	3.54	(4.22)	3.84
Net asset value, end of period	$36.53	$33.48	$29.76	$26.55	$23.01	$27.23
Total return[2]	9.11%#	12.50%	12.09%	15.38%	(15.50%)	16.42%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$56,186	$55,675	$57,183	$60,368	$55,617	$70,657
Ratio of total expenses to average net assets[3]	0.34%*	0.33%	0.34%	0.34%	0.34%	0.33%
Ratio of net investment income (loss) to average net assets	(0.31%)*	(0.30%)	(0.31%)	(0.30%)	(0.33%)	(0.33%)
Portfolio turnover rate	6%#	18%	12%	18%	17%	18%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.
[3]	The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
#	Non-annualized.
*	Annualized.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Financial Highlights

MODERATELY AGGRESSIVE ALLOCATION FUND
For a share outstanding throughout each period
	Six Months Ended 6/30/26 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$33.89	$ 30.26	$ 27.25	$ 23.81	$ 27.84	$ 24.14
Income (loss) from investment operations:
Net investment income (loss)[1]	(0.05)	(0.09)	(0.08)	(0.07)	(0.07)	(0.08)
Net realized and unrealized gain (loss) on investment transactions	2.90	3.72	3.09	3.51	(3.96)	3.78
Total from investment operations	2.85	3.63	3.01	3.44	(4.03)	3.70
Net asset value, end of period	$36.74	$33.89	$30.26	$27.25	$23.81	$27.84
Total return[2]	8.41%#	12.00%	11.05%	14.45%	(14.47%)	15.33%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$192,729	$189,396	$198,019	$204,752	$192,855	$246,473
Ratio of total expenses to average net assets[3]	0.30%*	0.30%	0.30%	0.30%	0.30%	0.29%
Ratio of net investment income (loss) to average net assets	(0.28%)*	(0.28%)	(0.28%)	(0.28%)	(0.30%)	(0.29%)
Portfolio turnover rate	5%#	12%	14%	18%	15%	12%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.
[3]	The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
#	Non-annualized.
*	Annualized.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Financial Highlights

MODERATE ALLOCATION FUND
For a share outstanding throughout each period
	Six Months Ended 6/30/26 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$28.17	$ 25.34	$ 23.22	$ 20.59	$ 23.89	$ 21.46
Income (loss) from investment operations:
Net investment income (loss)[1]	(0.04)	(0.07)	(0.07)	(0.06)	(0.06)	(0.07)
Net realized and unrealized gain (loss) on investment transactions	1.89	2.90	2.19	2.69	(3.24)	2.50
Total from investment operations	1.85	2.83	2.12	2.63	(3.30)	2.43
Net asset value, end of period	$30.02	$28.17	$25.34	$23.22	$20.59	$23.89
Total return[2]	6.57%#	11.17%	9.13%	12.77%	(13.81%)	11.32%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$182,329	$186,228	$199,124	$213,816	$220,593	$288,061
Ratio of total expenses to average net assets[3]	0.30%*	0.30%	0.30%	0.30%	0.30%	0.29%
Ratio of net investment income (loss) to average net assets	(0.28%)*	(0.28%)	(0.27%)	(0.28%)	(0.30%)	(0.29%)
Portfolio turnover rate	4%#	10%	14%	15%	11%	12%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.
[3]	The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
#	Non-annualized.
*	Annualized.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Financial Highlights

MODERATELY CONSERVATIVE ALLOCATION FUND
For a share outstanding throughout each period
	Six Months Ended 6/30/26 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$23.82	$ 21.75	$ 20.26	$ 18.30	$ 20.62	$ 18.99
Income (loss) from investment operations:
Net investment income (loss)[1]	(0.03)	(0.06)	(0.06)	(0.05)	(0.06)	(0.06)
Net realized and unrealized gain (loss) on investment transactions	1.17	2.13	1.55	2.01	(2.26)	1.69
Total from investment operations	1.14	2.07	1.49	1.96	(2.32)	1.63
Net asset value, end of period	$24.96	$23.82	$21.75	$20.26	$18.30	$20.62
Total return[2]	4.79%#	9.52%	7.35%	10.71%	(11.25%)	8.58%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$69,224	$71,364	$75,763	$78,953	$81,079	$99,775
Ratio of total expenses to average net assets[3]	0.33%*	0.32%	0.32%	0.32%	0.32%	0.31%
Ratio of net investment income (loss) to average net assets	(0.28%)*	(0.27%)	(0.27%)	(0.28%)	(0.31%)	(0.31%)
Portfolio turnover rate	4%#	11%	25%	16%	16%	20%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.
[3]	The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
#	Non-annualized.
*	Annualized.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Financial Highlights

CONSERVATIVE ALLOCATION FUND
For a share outstanding throughout each period
	Six Months Ended 6/30/26 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$19.56	$ 18.03	$ 17.05	$ 15.64	$ 17.35	$ 16.60
Income (loss) from investment operations:
Net investment income (loss)[1]	(0.03)	(0.05)	(0.04)	(0.04)	(0.05)	(0.06)
Net realized and unrealized gain (loss) on investment transactions	0.58	1.58	1.02	1.45	(1.66)	0.81
Total from investment operations	0.55	1.53	0.98	1.41	(1.71)	0.75
Net asset value, end of period	$20.11	$19.56	$18.03	$17.05	$15.64	$17.35
Total return[2]	2.81%#	8.49%	5.75%	9.02%	(9.86%)	4.52%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$39,972	$40,896	$42,853	$46,509	$47,950	$59,188
Ratio of total expenses to average net assets[3]	0.36%*	0.35%	0.35%	0.35%	0.35%	0.33%
Ratio of net investment income (loss) to average net assets	(0.28%)*	(0.25%)	(0.25%)	(0.26%)	(0.33%)	(0.33%)
Portfolio turnover rate	6%#	20%	34%	15%	12%	23%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.
[3]	The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
#	Non-annualized.
*	Annualized.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Notes to Financial Statements — June 30, 2026(Unaudited)

1 —  Organization
Penn Series Funds, Inc. (“Penn Series”) was incorporated in Maryland on April 22, 1982. Penn Series is registered under the Investment Company Act of 1940 ("1940 Act"), as amended, as an open-end, diversified management investment company. Penn Series is open only to purchasers of The Penn Mutual Life Insurance Company (“Penn Mutual”) and The Penn Insurance and Annuity Company insurance contracts and certain of Penn Mutual’s employee benefit plans.
Penn Series is presently offering shares in its Money Market, Limited Maturity Bond, Quality Bond, High Yield Bond, Flexibly Managed, Balanced, Large Growth Stock, Large Cap Growth, Large Core Growth, Large Cap Value, Large Core Value, Index 500, Mid Cap Growth, Mid Cap Value, Mid Core Value, SMID Cap Growth, SMID Cap Value, Small Cap Growth, Small Cap Value, Small Cap Index, Developed International Index, International Equity, Emerging Markets Equity, Real Estate Securities, Aggressive Allocation, Moderately Aggressive Allocation, Moderate Allocation, Moderately Conservative Allocation and Conservative Allocation Funds (each a “Fund” and collectively, the “Funds”). Penn Series also has the authority to issue shares in three additional funds, each of which would have their own investment objective and policies.
Fund of Funds (“FOFs”) – Each Penn Series FOF seeks to achieve its investment objective by investing in other Penn Series Funds (“Underlying Funds”) and uses asset allocation strategies to determine how much to invest in the Underlying Funds. Each of the following is a Penn Series FOFs: Balanced, Aggressive Allocation, Moderately Aggressive Allocation, Moderate Allocation, Moderately Conservative Allocation and Conservative Allocation Funds.
2 —  Significant Accounting Policies
The following significant accounting policies are followed by Penn Series in the preparation of its financial statements. The preparation of financial statements in accordance with the accounting principles generally accepted in the United States (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material. The Funds are investment companies and follow the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic No. 946.
Security Valuation:
In conjunction with and pursuant to the requirements of the 1940 Act and Rule 2a-5 (the “Rule”), the Board of the Penn Series Funds, Inc. (“Board”) has designated Penn Mutual Asset Management LLC (“PMAM” or the “Adviser”) as the Valuation Designee for the Funds. As Valuation Designee, PMAM has the responsibility for the fair value determination with respect to all Fund investments that do not have readily available market quotations or quotations that are no longer reliable.  PMAM has adopted policies and procedures related to the Rule, and established a Valuation Committee for Registered Investment Companies to oversee valuation practices including fair valuation of all Fund investments.
Money Market Fund — Investments in securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, which involves initially valuing investments at cost and thereafter assuming a constant amortization to maturity of any premium or discount. This method approximates market value.
Limited Maturity Bond, Quality Bond, High Yield Bond, Flexibly Managed, Large Growth Stock, Large Cap Growth, Large Core Growth, Large Cap Value, Large Core Value, Index 500, Mid Cap Growth, Mid Cap Value, Mid Core Value, SMID Cap Growth, SMID Cap Value, Small Cap Growth, Small Cap Value, Small Cap Index, Developed International Index, International Equity, Emerging Markets Equity, Real Estate Securities Funds — Portfolio securities listed on a securities exchange or an automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at the last quoted sale price on the principal exchange or market on which they are traded on the valuation date or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. Securities valued according to these valuation methods are categorized as Level 1 in the fair value hierarchy described below. Debt and fixed income securities are valued by recognized independent third-party valuation services, employing valuation methodologies that utilize actual market transactions, broker-dealer supplied valuations, and matrix pricing. Matrix pricing for corporate bonds, floating rate notes, municipal securities and

Penn Series Funds, Inc.
Notes to Financial Statements — June 30, 2026(Unaudited)

U.S. government and government agency obligations considers yield or price of bonds of comparable quality, coupon, maturity and type and, for asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities, also considers prepayment speed assumptions and attributes and performance of the underlying collateral. Securities valued according to these valuation methods are generally categorized as Level 2 in the fair value hierarchy described below. To the extent that bid prices are provided by the pricing service, the Funds will use the bid price. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates as of the valuation date.
Options are valued at the last traded price on the market where such options are principally traded or, if there was no trade on such day, at the last bid quote. Futures contracts are valued at the last settlement price on the market where such futures contracts are principally traded. Although derivatives may be subject to netting provisions, as discussed further in Note 7, derivatives held are valued at their gross amounts.
Certain events may occur between the time that foreign markets close, on which securities held by the Fund principally trade, and the time at which the Fund’s NAV is calculated. These securities are valued at a fair value utilizing an independent third party valuation service in accordance with procedures adopted by the Fund’s Board of Directors. The methodology and procedures followed by the valuation service consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes as well as prices for similar securities. Securities valued using such valuation service are classified as Level 2 of the fair value hierarchy as these adjustment factors are considered other observable inputs to the valuation. Values from the valuation service are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Valuation Committee. The Valuation Committee has also established a “confidence interval”, which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Valuation Committee is exceeded on a specific day, the Funds shall value the non-U.S. securities in their portfolios that exceed the applicable “confidence interval” based upon the adjusted prices provided by the fair valuation service.
The determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.
Balanced, Aggressive Allocation, Moderately Aggressive Allocation, Moderate Allocation, Moderately Conservative Allocation and Conservative Allocation Funds — The valuation of each Fund’s investment in its Underlying Funds is based on the net asset values of the Underlying Funds each business day.
Fair value measurements are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Funds’ investments. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. These inputs are summarized into three broad levels as follows:
•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Level 3 items at June 30, 2026 consist of equities in the High Yield Bond Fund, Flexibly Managed Fund, Large Growth Stock Fund and Small Cap Index Fund, respectively which were not publicly trading. The unobservable inputs used in valuing these securities include new rounds of financing, negotiated transactions of significant size between

Penn Series Funds, Inc.
Notes to Financial Statements — June 30, 2026(Unaudited)

other investors in the company, relevant market valuations of peer companies and strategic events affecting the company. Significant increases (decreases) in the valuation indicated by the new rounds of financing, valuations observed through negotiated transactions between other investors in the company or changes in the market valuation of relevant peer companies would result in directionally similar changes to the fair value. Fair value determinations are reviewed and updated on a regular basis and as information becomes available, including actual purchase and sale transactions of the issue. For certain loan agreements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.
Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: market value of investment securities, assets and liabilities at the current rate of exchange; purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.
The Funds do not isolate the portion of realized and unrealized gains and losses on investments which is due to changes in the foreign exchange rate from that which is due to changes in market prices of all securities. Such fluctuations are included with net realized and unrealized gain or loss from investments.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
Loan Agreements — Certain Funds may invest in loan agreements, also known as bank loans, which represent an interest in amounts owed by a borrower to a syndication of lenders. Bank loans may involve multiple loans with the same borrower under a single credit agreement (each loan, a tranche), and each tranche may have different terms and associated risks. A bank or other financial institution typically acts as the agent and administers a bank loan in accordance with the associated credit agreement. Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Funds may buy and sell bank loans in the form of either loan assignments or loan participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer. Although loan assignments continue to be administered by the agent, the buyer acquires direct rights against the borrower. In many cases, a loan assignment requires the consent of both the borrower and the agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments that the seller is entitled to receive from the borrower; however, the seller continues to hold legal title to the loan. As a result, with loan participations, the buyer generally has no right to enforce compliance with terms of the credit agreement against the borrower, and the buyer is subject to the credit risk of both the borrower and the seller. Bank loans often have extended settlement periods, during which the Fund is subject to nonperformance by the counterparty.
Security Transactions, Investment Income and Expenses — Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date and interest income is accrued as earned. Discounts and premiums on debt and fixed income securities are accreted and amortized using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. The cost of investment securities sold is determined by using the specific identification method for both financial reporting and income tax purposes. Expenses directly attributable to a Fund are directly charged. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds of the FOFs. Other expenses attributable to the Funds are allocated in accordance with methodologies, which are reviewed with the Board of Directors no less than annually.
Foreign dividends are recorded on the ex-dividend date or as soon after the ex-dividend date that the Funds are aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The "Statement of operations" includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes. Income and capital gain distributions from any investment companies (Underlying Funds) in which the Funds invest are recorded on the ex-dividend date. The Funds declare and pay dividends from net investment

Penn Series Funds, Inc.
Notes to Financial Statements — June 30, 2026(Unaudited)

income and distributions from net realized gain on investments, if any, at least annually. The Funds may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.
Dividends to Shareholders — Except for the Money Market Fund, all or a portion of each Fund’s undistributed net investment income and accumulated net realized gain on investment and foreign exchange transactions, if any, at June 30, 2026 were deemed distributed as consent dividends to each respective Fund’s shareholders in place of regular distributions. As consent dividends, shareholders of each Fund agree to treat their share of undistributed net investment income and accumulated net realized gain on investment and foreign exchange transactions, if any, at June 30, 2026, respectively, as dividend income and net capital gains for tax purposes. In the case of the Money Market Fund, dividends paid from undistributed net investment income and accumulated net realized gain on investments are declared daily and paid monthly.
Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from net investment income and net realized capital gains recorded in accordance with accounting principles generally accepted in the United States. To the extent that these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification. Distributions from net realized gains may involve short-term capital gains, which are included as ordinary income for tax purposes.
The character of distributions received from Real Estate Investment Trusts (“REITs”) held by a Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Funds to estimate the character of distributions received from the underlying REITs based on historical data provided by the REITs.
Foreign Capital Gains Taxes— The International Equity Fund and Emerging Markets Equity Fund accrue capital gains tax on unrealized and realized gains for certain securities of issuers domiciled in India. For the six months ended June 30, 2026, the International Equity Fund and Emerging Markets Equity Fund had realized capital gains tax expense of $263 and $130,892, respectively, which is reflected in the Net realized gain (loss) on Investments line item in the Statement of Operations.
Segment Reporting— An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by a public entity’s chief operating decision maker (the “CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Funds’ President, Treasurer and Chief Compliance Officer act together as the Funds’ CODM, which has determined that the Funds operates as a single segment. The CODM monitors the operating results of the Funds, as a whole, and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of its Prospectuses, based on the defined investment strategies that are executed by the Portfolios’ various portfolio management teams. The financial information, in the form of the Portfolios’ holdings, total returns, expense ratios, and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) are used by the CODM to assess the segment’s performance versus the Portfolios’ various benchmarks and to make resource allocation decisions for the Fund’s single segment, which is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the Funds’ Statements of Assets and Liabilities as “Total Assets” and significant segment expenses are listed on the Statements of Operations.
Income Taxes— The Funds adopted FASB Accounting Standards Update (ASU), No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures for the annual period ended December 31, 2025. ASU No. 2023-09 requires public business entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction if material. Because the Funds do not pay a material amount of income taxes, there was not a significant impact to the income tax disclosure.
3 — Investment Advisory and Other Corporate Services
Investment Advisory Services
PMAM serves as investment adviser to each series of Penn Series. With the exception of the Money Market, Limited Maturity, Quality Bond, High Yield Bond, Balanced, Aggressive Allocation, Moderately Aggressive Allocation, Moderate

Penn Series Funds, Inc.
Notes to Financial Statements — June 30, 2026(Unaudited)

Allocation, Moderately Conservative Allocation and Conservative Allocation Funds, PMAM has entered into sub-advisory agreements to provide investment management services to each of the Funds.
Each of the Funds pay PMAM, on a monthly basis, an advisory fee accrued daily based on the average daily net assets of the Fund, at the following rates pursuant to the investment advisory agreements:
Fund	Sub-Adviser	Investment Advisory Fees (As a Percentage of the Average Daily Net Assets of the Fund)
Money Market Fund	None	0.33% of the first $200,000,000; 0.31% of the next $150,000,000; 0.29% of the next $150,000,000; 0.27% over $500,000,000.
Limited Maturity Bond Fund	None	0.46% of the first $200,000,000; 0.44% of the next $150,000,000; 0.42% of the next $150,000,000; 0.40% over $500,000,000.
Quality Bond Fund	None	0.46% of the first $200,000,000; 0.44% of the next $150,000,000; 0.42% of the next $150,000,000; 0.40% over $500,000,000.
High Yield Bond Fund	None	0.46% of the first $200,000,000; 0.44% of the next $150,000,000; 0.42% of the next $150,000,000; 0.40% over $500,000,000.
Flexibly Managed Fund	T. Rowe Price Associates, Inc.	0.72% of the first $500,000,000; 0.70% of the next $2,000,000,000; 0.68% of the next $1,500,000,000; 0.65% of the next $1,000,000,000; 0.62% over $5,000,000,000.
Balanced Fund	None	None
Large Growth Stock Fund	T. Rowe Price Associates, Inc.	0.69% of the first $250,000,000; 0.65% of the next $250,000,000; 0.62% over $500,000,000.
Large Cap Growth Fund	Massachusetts Financial Services Company	0.53%
Large Core Growth Fund	Nomura Investments Fund Advisers	0.58%
Large Cap Value Fund	AllianceBernstein, LP	0.67% of the first $150,000,000; 0.65% over $150,000,000.
Large Core Value Fund	Eaton Vance Management	0.64% of the first $150,000,000; 0.62% of the next $250,000,000; 0.60% over $400,000,000.

Penn Series Funds, Inc.
Notes to Financial Statements — June 30, 2026(Unaudited)

Fund	Sub-Adviser	Investment Advisory Fees (As a Percentage of the Average Daily Net Assets of the Fund)
Index 500 Fund	SSgA Fund Management, Inc.	0.14% of the first $150,000,000; 0.13% of the next $150,000,000; 0.12% over $300,000,000.
Mid Cap Growth Fund	Nomura Investments Fund Advisers	0.68%
Mid Cap Value Fund	Janus Henderson Investors US LLC	0.54% of the first $250,000,000; 0.525% of the next $250,000,000; 0.50% of the next $250,000,000; 0.475% of the next $250,000,000; 0.45% of the next $500,000,000; 0.425% over $1,500,000,000.
Mid Core Value Fund	American Century Investment Management, Inc.	0.68%
SMID Cap Growth Fund	Goldman Sachs Asset Management, LP	0.73%
SMID Cap Value Fund	AllianceBernstein, LP	0.80%
Small Cap Growth Fund	Janus Henderson Investors US LLC	0.75% of the first $25,000,000; 0.70% of the next $25,000,000; 0.65% over $50,000,000.
Small Cap Value Fund	Goldman Sachs Asset Management, LP	0.71% of the first $50,000,000; 0.68% of the next $50,000,000; 0.66% over $100,000,000.
Small Cap Index Fund	SSgA Fund Management, Inc.	0.30%
Developed International Index Fund	SSgA Fund Management, Inc.	0.30%
International Equity Fund	Vontobel Asset Management, Inc.	0.81% of the first $200,000,000; 0.61% over $200,000,000.
Emerging Markets Equity Fund	Vontobel Asset Management, Inc.	0.83%
Real Estate Securities Fund	Cohen & Steers Capital Management, Inc.	0.70%
Aggressive Allocation Fund	None	0.12% of the first $200,000,000; 0.11% of the next $150,000,000; 0.10% of the next $150,000,000; 0.09% over $500,000,000.
Moderately Aggressive Allocation Fund	None	0.12% of the first $200,000,000; 0.11% of the next $150,000,000; 0.10% of the next $150,000,000; 0.09% over $500,000,000.

Penn Series Funds, Inc.
Notes to Financial Statements — June 30, 2026(Unaudited)

Fund	Sub-Adviser	Investment Advisory Fees (As a Percentage of the Average Daily Net Assets of the Fund)
Moderate Allocation Fund	None	0.12% of the first $200,000,000; 0.11% of the next $150,000,000; 0.10% of the next $150,000,000; 0.09% over $500,000,000.
Moderately Conservative Allocation Fund	None	0.12% of the first $200,000,000; 0.11% of the next $150,000,000; 0.10% of the next $150,000,000; 0.09% over $500,000,000.
Conservative Allocation Fund	None	0.12% of the first $200,000,000; 0.11% of the next $150,000,000; 0.10% of the next $150,000,000; 0.09% over $500,000,000.
For providing investment management services to the Funds, PMAM pays each sub-adviser, on a monthly basis, a subadvisory fee.
Investment Advisory Fee Waiver
Effective June 1, 2026, PMAM contractually agreed to waive a portion of its investment advisory fee of the Fund’s average daily net assets through May 31, 2027. The contractual fee waiver does not provide for the recoupment by PMAM of any fees PMAM previously waived. PMAM may continue the waiver from year to year, but there is no guarantee that PMAM will do so and the waiver may be cancelled or modified after May 31, 2027. This waiver may not be terminated prior to May 31, 2027, except with the approval of the Fund’s Board of Directors. The waived fees are shown as Contractual advisory fee waivers on the statement of operations and are as follows:

Large Cap Value Fund	$1,371
Large Core Value Fund	2,246
Mid Core Value Fund	548
SMID Cap Value Fund	758
International Equity Fund	3,512
Administrative and Corporate, Co-Administrative and Shareholder Services
Each of the Funds pays Penn Mutual, on a quarterly basis, 0.01% of the Fund’s average daily net assets under a revised administrative and corporate services agreement and 0.09% under a shareholder servicing agreement. Each of the Funds pays PMAM, on a quarterly basis, 0.02% of the Fund’s average daily assets under a co-administrative agreement. These fees are accrued daily.
Fund Administration and Accounting Services
Under a fund administration and accounting agreement, BNY Mellon Investment Servicing (US), Inc. (“BNY Mellon”) serves as accounting agent for Penn Series. Each of the Funds, except the FOFs, International Equity Fund, Emerging Markets Equity Fund and Developed International Index Fund, pays BNY Mellon, on a monthly basis, an annual fee accrued daily based on the average daily net assets of the Fund equal to 0.070% for the first $100 million, 0.050% for the next $200 million, 0.030% for the next $300 million and 0.020% thereafter. With the exception of the FOFs, International Equity Fund, Emerging Markets Equity Fund, Developed International Index Fund and Money Market Fund, the minimum annual fee each Fund must pay is $27,500. The annual accounting fee for each of the FOFs is an asset-based fee of 0.010% of FOF’s average daily net assets, exclusive of out-of-pocket expenses. Each FOF’s

Penn Series Funds, Inc.
Notes to Financial Statements — June 30, 2026(Unaudited)

minimum annual fee is $12,000. The minimum annual fee is $48,000 for each of the International Equity Fund, Emerging Markets Equity Fund and Developed International Index Fund. The Money Market Fund pays no minimum annual fee. Each of the International Equity, Emerging Markets Equity and Developed International Index Funds pays BNY Mellon, on a monthly basis, an annual 0.080% for the first $100 million, 0.060% for the next $300 million, 0.040% for the next $200 million, and 0.030% thereafter. In addition, each of the Funds pays BNY Mellon approximately 0.010% of the Fund’s average daily net assets for tax, financial reporting and regulatory administration services.
Transfer Agent Services
Under a transfer agency agreement, BNY Mellon serves as transfer agent for Penn Series.
Custodial Services
The Bank of New York Mellon, Inc., serves as custodian for Penn Series. In addition to transaction charges and out-of-pocket expenses, each of the Funds pay The Bank of New York Mellon, Inc., on a monthly basis, an annual custody fee of 0.007% for U.S. securities. The Bank of New York Mellon, Inc. serves as foreign custodian for Penn Series. There is a separate custody fee schedule for foreign securities.
Expenses and Limitations Thereon
Each Fund bears all expenses of its operations other than those incurred by PMAM and, if applicable its sub-adviser under its respective investment advisory agreement and those incurred by Penn Mutual under its administrative and corporate services agreement. PMAM and Penn Mutual have agreed to waive fees or reimburse expenses to the extent the Fund’s total expense ratio (excluding nonrecurring account fees, fees on portfolio transactions, such as exchange fees, dividends and interest on securities sold short, acquired fund fees and expenses, service fees, interest, taxes, brokerage commissions, other capitalized expenses and other non-routine expenses or extraordinary expenses not incurred in the ordinary course of a Fund’s business, but including investment advisory and administrative and corporate services fees) exceeds the applicable expense limitation for the Fund. The expense limitations for the Funds are as follows:
Fund	Expense Limitation
Money Market Fund	0.64%
Limited Maturity Bond Fund	0.74%
Quality Bond Fund	0.73%
High Yield Bond Fund	0.92%
Flexibly Managed Fund	0.94%
Balanced Fund	0.79%
Large Growth Stock Fund	1.02%
Large Cap Growth Fund	0.89%
Large Core Growth Fund	0.90%
Large Cap Value Fund	0.96%
Large Core Value Fund	0.96%
Index 500 Fund	0.42%
Mid Cap Growth Fund	1.00%
Mid Cap Value Fund	0.83%
Mid Core Value Fund	1.11%
SMID Cap Growth Fund	1.07%
Fund	Expense Limitation
SMID Cap Value Fund	1.26%
Small Cap Growth Fund	1.13%
Small Cap Value Fund	1.02%
Small Cap Index Fund	0.74%
Developed International Index Fund	0.94%
International Equity Fund	1.20%
Emerging Markets Equity Fund	1.78%
Real Estate Securities Fund	1.02%
Aggressive Allocation Fund*	0.40%
Moderately Aggressive Allocation Fund*	0.34%
Moderate Allocation Fund*	0.34%
Moderately Conservative Allocation Fund*	0.35%
Conservative Allocation Fund*	0.38%

*	For FOFs, with the exception of the Balanced Fund, the operating expense limit applies only at the Fund level and does not limit the fees indirectly incurred by the FOFs through their investments in the Underlying Funds.
Effective September 10, 2009, Penn Series, on behalf of its Money Market Fund, PMAM, and Penn Mutual, entered into an agreement whereby PMAM and Penn Mutual may temporarily and voluntarily waive fees and/or reimburse expenses in excess of their current fee waiver and expense reimbursement commitments in an effort to maintain a minimum net distribution yield for the Money Market Fund. Under the agreement, PMAM and Penn Mutual may, subject to certain minimum yield criteria, as well as a prospective three-year reimbursement period, recapture from the Money

Penn Series Funds, Inc.
Notes to Financial Statements — June 30, 2026(Unaudited)

Market Fund any fees or expenses waived and/or reimbursed under this arrangement. These reimbursement payments by the Fund to PMAM and/or Penn Mutual are not subject to any net operating expense limitations in effect at the time of such payment. This recapture could negatively affect the Fund’s future yield.
If, at the end of each month, there is no liability of PMAM and Penn Mutual to pay the Funds such excess amount, and if payments of the advisory fee or administrative and corporate services fee at the end of prior months during the preceding three fiscal years have been reduced in excess of that required to maintain expenses within the expense limitation, such excess reduction is eligible to be recaptured by PMAM and Penn Mutual and, if recaptured, would become payable by the Funds to PMAM and Penn Mutual along with the advisory fee or administrative and corporate services fee for that month, as applicable. Penn Mutual and/or PMAM’s election not to recapture the amount of any reduction and reimbursement to which it is entitled in no way impairs the rights of Penn Mutual and/or PMAM to subsequently recapture such amount, provided that such amount remains eligible for recapture and would not cause the Fund to exceed its expense limit for that fee payment period.
As of June 30, 2026, the Mid Cap Value Fund and Developed International Index Fund had waived and/or reimbursed advisory fees that are subject to potential recapture by PMAM through the periods stated below. If not recaptured, the waived and/or reimbursed advisory fees will expire according to the table below:
	December 31, 2026	December 31, 2027	December 31, 2028	December 31, 2029	Total
Limited Maturity Bond Fund	$—	$—	$ 4,334	$4,078	$ 8,412
Mid Cap Value Fund	2,322	2,564	1,202	129	6,217
During the six months ended June 30, 2026, previously waived advisory fees were recaptured by PMAM. The recaptured fees are shown as recaptured advisory fees on the statement of operations and are as follows:

Mid Cap Value Fund	$ 1,370
Total fees of $202,500 were paid to Directors of Penn Series, who are not interested persons of Penn Series, for the six months ended June 30, 2026. Directors who are also employees of PMAM or its affiliates and officers of the Company receive no compensation from the Company for their services.
4 — Related Party Transactions
Certain Funds affect trades for security purchase and sale transactions through brokers that are affiliates of the Adviser or the sub-advisers. Commissions paid on those trades from the Funds for the six months ended June 30, 2026 were as follows:

SMID Cap Growth Fund	$ 2,551
Small Cap Value Fund	5,352
Cross trades for the six months ended June 30, 2026, were executed by the Funds pursuant to procedures adopted by the Board of Directors designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At its regularly scheduled meetings, the Board of Directors review such transactions for compliance with the procedures adopted by the Board of Directors. Pursuant to these procedures, for the six months ended June 30, 2026, there were no Funds that engaged in Rule 17a-7 securities purchases and securities sales.

Penn Series Funds, Inc.
Notes to Financial Statements — June 30, 2026(Unaudited)

A Summary of the FOF’s total long-term and short-term purchases and sales of the shares of the underlying Funds during the six months ended June 30, 2026 were as follows:
Balanced Fund	Total Value at 12/31/25	Purchases	Sales Proceeds	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Total Value at 06/30/26	Number of Shares	Dividend Income
Affiliated Equity Funds — 59.6%
Penn Series Index 500 Fund*	$47,990,135	$1,267,591	$5,034,090	$3,520,561	$1,224,311	$48,968,508	713,619	$—
Affiliated Fixed Income Funds — 40.2%
Penn Series Quality Bond Fund*	31,977,294	2,954,465	2,256,558	270,132	33,420	32,978,753	1,865,314	—
	$79,967,429	$4,222,056	$7,290,648	$3,790,693	$1,257,731	$81,947,261		$—
*	Non-income producing security.
Aggressive Allocation Fund	Total Value at 12/31/25	Purchases	Sales Proceeds	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Total Value at 06/30/26	Number of Shares	Dividend Income
Affiliated Equity Funds — 77.3%
Penn Series Flexibly Managed Fund*	$4,987,946	$316,211	$501,711	$152,718	$102,517	$5,057,681	40,128	$—
Penn Series Index 500 Fund*	15,516,002	463,385	1,996,113	842,260	651,649	15,477,183	225,549	—
Penn Series Large Cap Growth Fund*	556,770	66,936	55,745	21,531	(37,690)	551,802	11,614	—
Penn Series Large Cap Value Fund*	3,276,073	68,529	415,218	202,330	214,807	3,346,521	52,544	—
Penn Series Large Core Growth Fund*	2,247,221	206,630	223,455	34,571	(66,658)	2,198,309	55,415	—
Penn Series Large Core Value Fund*	2,217,216	44,105	319,036	179,547	101,123	2,222,955	51,745	—
Penn Series Large Growth Stock Fund*	3,359,594	276,337	435,241	112,496	8,504	3,321,690	29,209	—
Penn Series Mid Cap Growth Fund*	1,087,483	88,568	111,491	50,246	5,556	1,120,362	27,246	—
Penn Series Mid Cap Value Fund*	1,095,857	45,715	164,541	87,176	58,589	1,122,796	27,965	—
Penn Series Mid Core Value Fund*	2,168,999	122,661	276,316	145,702	90,955	2,252,001	48,745	—
Penn Series Real Estate Securities Fund*	2,743,114	141,194	496,299	95,388	279,994	2,763,391	70,531	—
Penn Series Small Cap Index Fund*	1,623,444	38,697	302,617	70,833	273,428	1,703,785	35,577	—
Penn Series SMID Cap Growth Fund*	1,090,835	32,323	216,133	34,050	220,641	1,161,716	17,701	—
Penn Series SMID Cap Value Fund*	1,086,668	22,053	164,563	68,255	128,978	1,141,391	22,258	—
Affiliated Fixed Income Funds — 7.0%
Penn Series High Yield Bond Fund*	—	584,249	38,233	430	10,357	556,803	26,489	—
Penn Series Limited Maturity Bond Fund*	553,138	63,876	68,120	9,017	(391)	557,520	35,784	—
Penn Series Quality Bond Fund*	3,323,477	330,668	888,731	113,737	(87,213)	2,791,938	157,915	—
Affiliated International Equity Funds — 14.9%
Penn Series Developed International Index Fund*	3,888,179	125,201	484,444	153,245	207,923	3,890,104	151,307	—
Penn Series Emerging Markets Equity Fund*	564,561	11,026	177,033	60,021	94,767	553,342	31,351	—
Penn Series International Equity Fund*	3,885,554	204,996	390,220	65,221	170,314	3,935,865	81,505	—
	$55,272,131	$3,253,360	$7,725,260	$2,498,774	$2,428,150	$55,727,155		$—
*	Non-income producing security.
Moderately Aggressive Allocation Fund	Total Value at 12/31/25	Purchases	Sales Proceeds	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Total Value at 06/30/26	Number of Shares	Dividend Income
Affiliated Equity Funds — 69.6%
Penn Series Flexibly Managed Fund*	$17,018,016	$719,535	$1,218,219	$759,042	$116,680	$17,395,054	138,012	$—
Penn Series Index 500 Fund*	47,267,870	932,525	5,261,504	2,208,931	2,380,847	47,528,669	692,636	—
Penn Series Large Cap Growth Fund*	1,899,708	189,180	135,357	72,949	(128,606)	1,897,874	39,947	—
Penn Series Large Cap Value Fund*	11,176,527	67,474	1,168,410	572,457	861,506	11,509,554	180,712	—
Penn Series Large Core Growth Fund*	5,750,942	469,138	469,357	72,770	(152,711)	5,670,782	142,949	—
Penn Series Large Core Value Fund*	7,564,918	44,983	928,984	477,655	486,717	7,645,289	177,963	—
Penn Series Large Growth Stock Fund*	7,642,579	549,945	854,595	406,721	(127,934)	7,616,716	66,978	—
Penn Series Mid Cap Growth Fund*	3,710,341	249,918	301,329	150,115	44,149	3,853,194	93,706	—
Penn Series Mid Cap Value Fund*	1,869,353	30,098	218,006	72,433	176,908	1,930,786	48,089	—
Penn Series Mid Core Value Fund*	7,399,281	224,793	690,778	312,385	499,409	7,745,090	167,643	—
Penn Series Real Estate Securities Fund*	9,357,744	243,282	1,378,355	311,424	969,626	9,503,721	242,566	—

Penn Series Funds, Inc.
Notes to Financial Statements — June 30, 2026(Unaudited)

Moderately Aggressive Allocation Fund	Total Value at 12/31/25	Purchases	Sales Proceeds	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Total Value at 06/30/26	Number of Shares	Dividend Income
Penn Series Small Cap Index Fund*	$5,538,903	$76,299	$939,108	$226,785	$956,845	$5,859,724	122,358	$—
Penn Series SMID Cap Growth Fund*	1,860,974	36,815	337,868	113,130	324,676	1,997,727	30,439	—
Penn Series SMID Cap Value Fund*	3,707,312	22,491	482,484	211,863	466,230	3,925,412	76,548	—
Affiliated Fixed Income Funds — 16.9%
Penn Series High Yield Bond Fund*	—	1,974,916	97,092	1,065	36,157	1,915,046	91,106	—
Penn Series Limited Maturity Bond Fund*	3,774,229	342,443	340,928	45,979	13,272	3,834,995	246,149	—
Penn Series Quality Bond Fund*	28,346,573	2,467,382	4,178,994	536,232	(284,718)	26,886,475	1,520,728	—
Affiliated International Equity Funds — 12.9%
Penn Series Developed International Index Fund*	13,265,868	94,080	1,212,760	654,680	577,357	13,379,225	520,390	—
Penn Series Emerging Markets Equity Fund*	1,926,277	11,246	565,777	190,862	340,482	1,903,090	107,823	—
Penn Series International Equity Fund*	9,469,456	299,056	676,788	110,800	466,630	9,669,154	200,231	—
	$188,546,871	$9,045,599	$21,456,693	$7,508,278	$8,023,522	$191,667,577		$—
*	Non-income producing security.
Moderate Allocation Fund	Total Value at 12/31/25	Purchases	Sales Proceeds	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Total Value at 06/30/26	Number of Shares	Dividend Income
Affiliated Equity Funds — 53.6%
Penn Series Flexibly Managed Fund*	$16,708,720	$313,147	$1,440,882	$961,936	$(109,054)	$16,433,867	130,386	$—
Penn Series Index 500 Fund*	38,982,932	662,294	5,704,860	2,285,268	1,488,534	37,714,168	549,609	—
Penn Series Large Cap Growth Fund*	1,865,116	140,735	160,098	98,551	(151,547)	1,792,757	37,734	—
Penn Series Large Cap Value Fund*	5,487,133	630	750,908	433,459	266,495	5,436,809	85,364	—
Penn Series Large Core Growth Fund*	1,881,995	148,027	219,547	22,894	(47,865)	1,785,504	45,009	—
Penn Series Large Core Value Fund*	3,713,639	420	574,056	326,702	144,712	3,611,417	84,065	—
Penn Series Large Growth Stock Fund*	5,627,309	388,504	825,691	378,697	(172,955)	5,395,864	47,449	—
Penn Series Mid Cap Growth Fund*	3,643,035	232,733	426,420	198,034	(7,173)	3,640,209	88,527	—
Penn Series Mid Core Value Fund*	7,265,578	23,780	764,332	407,138	385,485	7,317,649	158,391	—
Penn Series Real Estate Securities Fund*	7,350,839	840	1,172,238	230,369	773,627	7,183,437	183,344	—
Penn Series Small Cap Index Fund*	3,625,690	38,415	742,010	156,244	612,551	3,690,890	77,070	—
Penn Series SMID Cap Growth Fund*	1,827,183	30,006	395,040	45,492	379,908	1,887,549	28,760	—
Penn Series SMID Cap Value Fund*	1,820,060	210	295,985	133,627	196,540	1,854,452	36,163	—
Affiliated Fixed Income Funds — 36.8%
Penn Series High Yield Bond Fund*	7,438,962	388,345	730,555	212,550	(72,488)	7,236,814	344,283	—
Penn Series Limited Maturity Bond Fund*	5,558,556	352,990	563,465	74,125	12,444	5,434,650	348,822	—
Penn Series Quality Bond Fund*	55,663,219	3,674,685	5,432,677	101,065	425,130	54,431,422	3,078,700	—
Affiliated International Equity Funds — 9.0%
Penn Series Developed International Index Fund*	9,303,442	1,050	1,139,062	600,291	262,500	9,028,221	351,156	—
Penn Series Emerging Markets Equity Fund*	1,891,205	210	612,397	219,509	299,236	1,797,763	101,856	—
Penn Series International Equity Fund*	5,578,355	74,722	510,298	43,485	294,556	5,480,820	113,498	—
	$185,232,968	$6,471,743	$22,460,521	$6,929,436	$4,980,636	$181,154,262		$—
*	Non-income producing security.
Moderately Conservative Allocation Fund	Total Value at 12/31/25	Purchases	Sales Proceeds	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Total Value at 06/30/26	Number of Shares	Dividend Income
Affiliated Equity Funds — 35.5%
Penn Series Flexibly Managed Fund*	$5,656,190	$149,989	$586,439	$284,172	$3,195	$5,507,107	43,693	$—
Penn Series Index 500 Fund*	9,897,366	276,863	1,653,730	816,752	141,820	9,479,071	138,139	—
Penn Series Large Cap Growth Fund*	710,309	51,297	65,281	15,520	(35,961)	675,884	14,226	—
Penn Series Large Cap Value Fund*	2,089,607	8,695	315,863	126,023	141,225	2,049,687	32,182	—
Penn Series Large Core Value Fund*	1,414,288	5,797	238,484	75,938	104,005	1,361,544	31,693	—

Penn Series Funds, Inc.
Notes to Financial Statements — June 30, 2026(Unaudited)

Moderately Conservative Allocation Fund	Total Value at 12/31/25	Purchases	Sales Proceeds	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Total Value at 06/30/26	Number of Shares	Dividend Income
Penn Series Mid Core Value Fund*	$1,383,409	$5,797	$160,925	$43,492	$107,597	$1,379,370	29,856	$—
Penn Series Real Estate Securities Fund*	2,799,398	11,595	486,114	92,813	290,491	2,708,183	69,122	—
Penn Series Small Cap Index Fund*	690,344	15,176	156,271	38,256	108,227	695,732	14,528	—
Penn Series SMID Cap Value Fund*	693,101	2,899	122,732	51,822	74,038	699,128	13,634	—
Affiliated Fixed Income Funds — 56.3%
Penn Series High Yield Bond Fund*	3,541,199	799,646	329,184	77,002	3,637	4,092,300	194,686	—
Penn Series Limited Maturity Bond Fund*	4,233,650	184,143	386,280	62,688	3,393	4,097,594	263,004	—
Penn Series Quality Bond Fund*	32,503,513	1,464,084	3,488,330	99,711	200,848	30,779,826	1,740,940	—
Affiliated International Equity Funds — 6.9%
Penn Series Developed International Index Fund*	2,834,462	11,595	386,357	121,055	142,110	2,722,865	105,907	—
Penn Series International Equity Fund*	2,124,428	51,985	238,660	50,511	77,990	2,066,254	42,788	—
	$70,571,264	$3,039,561	$8,614,650	$1,955,755	$1,362,615	$68,314,545		$—
*	Non-income producing security.
Conservative Allocation Fund	Total Value at 12/31/25	Purchases	Sales Proceeds	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Total Value at 06/30/26	Number of Shares	Dividend Income
Affiliated Equity Funds — 20.4%
Penn Series Flexibly Managed Fund*	$3,194,605	$153,124	$383,445	$141,763	$25,988	$3,132,035	24,850	$—
Penn Series Index 500 Fund*	3,593,889	178,089	666,155	323,525	36,155	3,465,503	50,503	—
Penn Series Large Core Value Fund*	399,423	9,462	73,629	25,263	26,658	387,177	9,012	—
Penn Series Mid Core Value Fund*	390,578	9,462	51,065	12,778	30,499	392,252	8,490	—
Penn Series Real Estate Securities Fund*	790,423	18,925	149,827	25,476	85,133	770,130	19,656	—
Affiliated Fixed Income Funds — 74.9%
Penn Series High Yield Bond Fund*	1,999,918	858,031	197,387	46,426	8,349	2,715,337	129,179	—
Penn Series Limited Maturity Bond Fund*	3,586,387	158,376	306,084	47,031	9,975	3,495,685	224,370	—
Penn Series Quality Bond Fund*	25,140,890	1,154,587	2,797,268	164,320	67,443	23,729,972	1,342,193	—
Affiliated International Equity Funds — 1.9%
Penn Series Developed International Index Fund*	800,460	18,924	120,955	37,322	38,524	774,275	30,116	—
	$39,896,573	$2,558,980	$4,745,815	$823,904	$328,724	$38,862,366		$—
*	Non-income producing security.
5 — Purchases and Sales of Securities
During the six months ended June 30, 2026, the Funds made the following purchases and sales of portfolio securities, other than short-term securities:
	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
Limited Maturity Bond Fund	$ 3,200,789	$ 2,054,990	$ 19,871,991	$ 24,211,081
Quality Bond Fund	11,729,598	21,477,427	25,653,851	27,836,284
High Yield Bond Fund	—	—	38,903,895	37,854,535
Flexibly Managed Fund	663,073,787	715,821,641	2,003,779,814	2,434,746,222
Balanced Fund	—	—	4,222,056	7,290,648
Large Growth Stock Fund	—	—	105,179,104	133,778,915
Large Cap Growth Fund	—	—	17,010,324	19,716,451
Large Core Growth Fund	—	—	18,139,535	24,543,865
Large Cap Value Fund	—	—	50,393,638	62,766,190
Large Core Value Fund	—	—	52,015,081	63,446,311
Index 500 Fund	—	—	10,136,513	35,516,191
Mid Cap Growth Fund	—	—	38,105,747	49,135,319

Penn Series Funds, Inc.
Notes to Financial Statements — June 30, 2026(Unaudited)

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
Mid Cap Value Fund	$—	$—	$15,443,335	$21,689,332
Mid Core Value Fund	—	—	23,450,470	28,623,237
SMID Cap Growth Fund	—	—	34,213,765	40,601,034
SMID Cap Value Fund	—	—	15,813,709	19,870,850
Small Cap Growth Fund	—	—	19,319,318	29,612,840
Small Cap Value Fund	—	—	94,603,050	106,378,765
Small Cap Index Fund	—	—	18,913,662	24,614,008
Developed International Index Fund	—	—	2,292,701	2,114,327
International Equity Fund	—	—	310,592,770	319,456,047
Emerging Markets Equity Fund	—	—	29,529,779	37,799,711
Real Estate Securities Fund	—	—	13,072,634	20,315,596
Aggressive Allocation Fund	—	—	3,253,360	7,725,260
Moderately Aggressive Allocation Fund	—	—	9,045,599	21,456,693
Moderate Allocation Fund	—	—	6,471,743	22,460,521
Moderately Conservative Allocation Fund	—	—	3,039,561	8,614,650
Conservative Allocation Fund	—	—	2,558,980	4,745,815
6 — Federal Income Taxes
Each Fund has qualified and intends to continue to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code for federal income tax purposes. As such, each Fund is required to distribute all investment company taxable income and net capital gains, if any, to its shareholders in order to avoid the imposition of entity-level federal, state, and local income taxes as well as an entity-level excise tax. Except for the Money Market Fund, to the extent any Fund had undistributed investment company taxable income and net capital gains at December 31, 2025, such undistributed investment company taxable income and net capital gains were deemed distributed as consent dividends in place of regular distributions. Accordingly, no provision has been made for federal, state, or local income and excise taxes.
Reclassification of Capital Accounts:
Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/ tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital or accumulated net realized gain or net investment income, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of December 31, 2025, primarily attributable to consent dividends, were reclassed between the following accounts:
	Total distributable earnings (loss)	Increase (Decrease) Paid-in Capital
Money Market Fund	$—	$—
Limited Maturity Bond Fund	(2,948,534)	2,948,534
Quality Bond Fund	(14,826,337)	14,826,337
High Yield Bond Fund	(7,414,228)	7,414,228
Flexibly Managed Fund	(756,797,122)	756,797,122
Balanced Fund	(6,984,095)	6,984,095
Large Growth Stock Fund	(51,104,228)	51,104,228
Large Cap Growth Fund	(3,483,417)	3,483,417
Large Core Growth Fund	250,946	(250,946)

Penn Series Funds, Inc.
Notes to Financial Statements — June 30, 2026(Unaudited)

	Total distributable earnings (loss)	Increase (Decrease) Paid-in Capital
Large Cap Value Fund	$(11,221,827)	$11,221,827
Large Core Value Fund	(4,314,468)	4,314,468
Index 500 Fund	(75,199,282)	75,199,282
Mid Cap Growth Fund	(903,371)	903,371
Mid Cap Value Fund	(3,909,941)	3,909,941
Mid Core Value Fund	(5,255,552)	5,255,552
SMID Cap Growth Fund	(567,590)	567,590
SMID Cap Value Fund	(1,971,232)	1,971,232
Small Cap Growth Fund	(9,519,413)	9,519,413
Small Cap Value Fund	(12,047,025)	12,047,025
Small Cap Index Fund	(5,138,365)	5,138,365
Developed International Index Fund	(6,610,902)	6,610,902
International Equity Fund	(24,498,033)	24,498,033
Emerging Markets Equity Fund	(652,896)	652,896
Real Estate Securities Fund	(4,871,919)	4,871,919
Aggressive Allocation Fund	(5,014,291)	5,014,291
Moderately Aggressive Allocation Fund	(15,751,143)	15,751,143
Moderate Allocation Fund	(12,981,780)	12,981,780
Moderately Conservative Allocation Fund	(3,388,568)	3,388,568
Conservative Allocation Fund	(1,493,969)	1,493,969
These reclassifications had no effect on net assets or net asset value per share.
Tax character of distributions:
The tax character of dividends and distributions declared and paid or deemed distributed during the years ended December 31, 2025 and 2024 were as follows:
	Ordinary Income and Short-Term Capital Gains		Long-Term Capital Gains		Total
	2025	2024	2025	2024	2025	2024
Money Market Fund	$4,530,842	$6,724,790	$—	$—	$4,530,842	$6,724,790
Limited Maturity Bond Fund	2,948,534	6,597,587	—	—	2,948,534	6,597,587
Quality Bond Fund	14,826,335	14,945,851	—	—	14,826,335	14,945,851
High Yield Bond Fund	7,414,228	7,978,769	—	—	7,414,228	7,978,769
Flexibly Managed Fund	261,443,533	209,082,081	495,353,592	449,485,122	756,797,125	658,567,203
Balanced Fund	1,660,087	1,653,368	10,579,483	11,784,773	12,239,570	13,438,141
Large Growth Stock Fund	1,640,453	—	49,463,775	26,901,322	51,104,228	26,901,322
Large Cap Growth Fund	145,676	665,152	3,337,741	8,609,590	3,483,417	9,274,742
Large Core Growth Fund	—	—	—	—	—	—

Penn Series Funds, Inc.
Notes to Financial Statements — June 30, 2026(Unaudited)

	Ordinary Income and Short-Term Capital Gains		Long-Term Capital Gains		Total
	2025	2024	2025	2024	2025	2024
Large Cap Value Fund	$1,433,915	$2,615,589	$9,787,912	$16,133,043	$11,221,827	$18,748,632
Large Core Value Fund	1,344,694	4,489,564	2,969,774	10,979,554	4,314,468	15,469,118
Index 500 Fund	8,439,005	8,658,844	66,760,277	57,285,307	75,199,282	65,944,151
Mid Cap Growth Fund	698,525	—	204,846	19,617,208	903,371	19,617,208
Mid Cap Value Fund	817,470	2,124,165	3,092,471	9,338,621	3,909,941	11,462,786
Mid Core Value Fund	2,637,999	2,879,820	2,617,747	3,873,582	5,255,746	6,753,402
SMID Cap Growth Fund	—	—	1,007,768	—	1,007,768	—
SMID Cap Value Fund	837,318	1,491,329	1,133,914	2,984,006	1,971,232	4,475,335
Small Cap Growth Fund	—	656,903	9,722,140	11,012,082	9,722,140	11,668,985
Small Cap Value Fund	3,520,787	6,773,749	8,526,238	5,109,707	12,047,025	11,883,456
Small Cap Index Fund	905,605	1,266,318	4,232,761	5,606,511	5,138,366	6,872,829
Developed International Index Fund	2,463,361	1,797,307	4,147,541	3,938,421	6,610,902	5,735,728
International Equity Fund	10,182,494	—	14,315,539	23,383,835	24,498,033	23,383,835
Emerging Markets Equity Fund	652,896	289,683	—	—	652,896	289,683
Real Estate Securities Fund	2,230,018	3,645,409	2,641,901	2,292,280	4,871,919	5,937,689
Aggressive Allocation Fund	969,344	935,316	8,267,372	8,993,629	9,236,716	9,928,945
Moderately Aggressive Allocation Fund	3,887,765	4,042,745	25,552,619	28,624,832	29,440,384	32,667,577
Moderate Allocation Fund	4,989,446	5,332,742	20,724,319	25,970,730	25,713,765	31,303,472
Moderately Conservative Allocation Fund	2,318,477	2,608,911	5,502,841	7,532,675	7,821,318	10,141,586
Conservative Allocation Fund	1,497,747	1,801,568	2,255,762	3,114,252	3,753,509	4,915,820
Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

Penn Series Funds, Inc.
Notes to Financial Statements — June 30, 2026(Unaudited)

Capital loss carryforwards:
At December 31, 2025, the following Funds had capital loss carryforwards available to offset future realized capital gains:
	Short-Term Capital Loss	Long-Term Capital Loss
Money Market Fund	$ 1,334	$ —
Limited Maturity Bond Fund	1,261,234	6,320,766
Quality Bond Fund	11,423,501	32,810,741
High Yield Bond Fund	1,432,104	4,386,573
Large Core Growth Fund	14,497,565	41,496,106
Emerging Markets Equity Fund	11,432,270	5,248,114
During the year ended December 31, 2025, the following Funds utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes in the following approximate amounts:

Limited Maturity Bond Fund	$ 342,147
High Yield Bond Fund	255,619
Large Core Growth Fund	5,957,274
SMID Cap Growth Fund	788,694
Emerging Markets Equity Fund	3,883,476
Tax cost of securities:
At June 30, 2026, the total cost of securities and net realized gains or losses on securities sold for federal income tax purposes were different from amounts reported for financial reporting purposes. The federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by each Fund at June 30, 2026 were as follows:
	Federal Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation
Money Market Fund	$101,644,135	$—	$—	$—
Limited Maturity Bond Fund	67,540,794	161,542	(1,982,676)	(1,821,134)
Quality Bond Fund	343,356,656	2,015,752	(14,563,136)	(12,547,384)
High Yield Bond Fund	119,076,016	2,203,999	(1,114,083)	1,089,916
Flexibly Managed Fund	4,602,089,401	391,486,214	(151,455,787)	240,030,427
Balanced Fund	52,692,249	29,255,012	—	29,255,012
Large Growth Stock Fund	224,314,688	145,581,013	(10,297,834)	135,283,179
Large Cap Growth Fund	52,882,235	16,822,970	(2,822,881)	14,000,089
Large Core Growth Fund	85,336,758	46,917,423	(5,578,930)	41,338,493
Large Cap Value Fund	130,316,837	40,353,549	(2,691,140)	37,662,409
Large Core Value Fund	116,621,039	24,504,355	(3,959,482)	20,544,873
Index 500 Fund	394,839,393	618,752,943	(21,915,155)	596,837,788
Mid Cap Growth Fund	92,024,792	26,926,900	(6,176,707)	20,750,193
Mid Cap Value Fund	63,857,815	27,447,328	(1,546,033)	25,901,295
Mid Core Value Fund	62,336,602	8,356,222	(3,253,414)	5,102,808
SMID Cap Growth Fund	60,547,719	19,747,048	(2,226,721)	17,520,327
SMID Cap Value Fund	41,420,857	8,406,835	(2,243,657)	6,163,178
Small Cap Growth Fund	65,242,267	38,791,480	(4,668,532)	34,122,948
Small Cap Value Fund	138,930,560	27,488,671	(2,853,669)	24,635,002
Small Cap Index Fund	78,300,314	25,972,818	(12,358,978)	13,613,840
Developed International Index Fund	55,277,141	47,827,281	(2,772,445)	45,054,836
International Equity Fund	203,838,063	20,550,449	(7,007,190)	13,543,259
Emerging Markets Equity Fund	59,432,489	21,613,407	(3,416,744)	18,196,663

Penn Series Funds, Inc.
Notes to Financial Statements — June 30, 2026(Unaudited)

	Federal Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation
Real Estate Securities Fund	$85,947,897	$18,712,258	$(7,047,170)	$11,665,088
Aggressive Allocation Fund	39,750,572	16,136,939	(142,243)	15,994,696
Moderately Aggressive Allocation Fund	134,317,006	57,624,900	(274,329)	57,350,571
Moderate Allocation Fund	133,677,640	47,593,015	(116,393)	47,476,622
Moderately Conservative Allocation Fund	55,858,598	12,581,330	(87,724)	12,493,606
Conservative Allocation Fund	34,401,485	4,734,167	(162,013)	4,572,154
The differences between book basis and tax basis appreciation are primarily due to wash sales, Passive Foreign Investment Companies, Partnership Investments, Trust Preferred Securities, real estate investment trust adjustments, and the treatment of certain corporate actions.
It is each Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.
Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
7 — Derivative Financial Instruments
The Funds may trade derivative financial instruments in the normal course of investing activities to assist in managing exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include purchase options, written options, forward foreign currency exchange contracts and futures contracts.
The notional or contractual amounts of these instruments represent the investment the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.
Futures Contracts—A futures contract is a standardized contract between two parties to buy or sell a specified asset at a specified future date at a price agreed today (the future price). The party agreeing to buy the underlying asset in the future assumes a long position. The price is determined by the instantaneous equilibrium between the forces of supply and demand among competing buy and sell orders on the exchange at the time of the purchase or sale of the contract.
To the extent permitted by the investment objective, restrictions and policies set forth in the Funds’ Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. The Index 500, Developed International Index and Small Cap Index Funds employ futures to maintain market exposure and otherwise assist in attempting to replicate the performance of their respective indices. These derivatives offer unique characteristics and risks that assist the Funds in meeting their investment objectives. The Funds typically use derivatives in two ways: cash equitization and return enhancement. Cash equitization is a technique that may be used by the Funds through the use of futures contracts to earn “market-like” returns with the Funds’ excess and liquidity reserve cash balances and receivables. Return enhancement can be accomplished through the use of derivatives in the Funds. By purchasing these instruments, the Funds may more effectively achieve the desired fund characteristics that assist in meeting the Funds’ investment objectives.
Futures contracts involve a number of risks, such as possible default by the counterparty to the transaction, credit risk with respect to initial and variation margins held in a brokerage account, market movement and the potential of

Penn Series Funds, Inc.
Notes to Financial Statements — June 30, 2026(Unaudited)

greater loss than if these techniques had not been used by a Fund. These investments can also increase the Fund’s share price and expose the Fund to significant additional costs.
The Limited Maturity Bond, Quality Bond, Index 500, Small Cap Index and Developed International Index Funds have entered into futures contracts during the six months ended June 30, 2026. Open futures contracts held by the Quality Bond, Index 500, Small Cap Index and Developed International Index Funds at June 30, 2026 are listed after the Fund’s Schedule of Investments.
Options—An option establishes a contract between two parties concerning the buying or selling of an asset at a reference price. The buyer of the option gains the right, but not the obligation, to engage in some specific transaction on the asset, while the seller incurs the obligation to fulfill the transaction if so requested by the buyer. The price of an option derives from the difference between the reference price and the value of the underlying asset plus a premium based on the time remaining until the expiration of the option. The Funds may buy and sell options, or write options.
Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statements of Operations. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statements of Operations.
The Flexibly Managed Fund received premiums for options written. The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk that there may be an illiquid market where the Funds are unable to close the contract.
The total market value of written options held in the Flexibly Managed Fund as of June 30, 2026 can be found on the Schedule of Investments.
Forward Foreign Currency Contracts—A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Fund as an unrealized gain or loss. When the contract is closed or offset with the same counterparty, the Fund records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset.
The Mid Core Value Fund and Developed International Index Fund entered into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. The Fund hedged currencies in times of base currency weakness in order to reduce the volatility of returns for the local securities which the Fund owns.
Foreign forward currency contracts involve a number of risks, including the possibility of default by the counterparty to the transaction and, to the extent the portfolio manager’s judgment as to certain market movements is incorrect, the risk of losses that are greater than if the investment technique had not been used. For example, there may be an imperfect correlation between the Fund’s portfolio holdings of securities denominated in a particular currency and the forward contracts entered into by the Fund. An imperfect correlation of this type may prevent the Fund from achieving the intended hedge or expose the Fund to the risk of currency exchange loss. These investment techniques also tend to limit any potential gain that might result from an increase in the value of the hedged position. These investments can also increase the volatility of the Fund’s share price and expose the Fund to significant additional costs. The forward foreign currency contracts outstanding are listed after the Fund’s Schedule of Investments.

Penn Series Funds, Inc.
Notes to Financial Statements — June 30, 2026(Unaudited)

The following is a summary of the location of derivatives on the Funds’ Statements of Assets and Liabilities as of June 30, 2026:
Location on the Statements of Assets and Liabilities
Derivative Type	Asset Derivatives	Liability Derivatives
Equity contracts	Investments at value Futures variation margin receivable*	Call options written, at value Futures variation margin payable*
Foreign currency contracts	Net unrealized appreciation of forward foreign currency contracts	Net unrealized depreciation of forward foreign currency contracts
Interest rate contracts	Futures variation margin receivable*	Futures variation margin payable*
* Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities. The following is a summary of the gross amount of each Fund’s derivative instrument holdings categorized by primary risk exposure as of June 30, 2026:
	ASSET DERIVATIVE VALUE			LIABILITY DERIVATIVE VALUE
	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts
Flexibly Managed Fund	$ —	$ —	$ —	$ (27,107,495)	$ —	$ —
Index 500 Fund	2,468	—	—	—	—	—
Mid Core Value Fund	—	7,950	—	—	(669)	—
Small Cap Index Fund	11,635	—	—	—	—	—
Developed International Index Fund	—	6,919	—	(293)	—	—
In order to better define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may participate in International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement” or “ISDA”) with derivative contract counterparties or enter into similar agreements covering foreign exchange contracts (“Fx Letters”). An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter (“OTC”) traded derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (closeout netting) including the bankruptcy or insolvency of the counterparty. Also, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. An Fx Letter is also a bilateral agreement between a Fund and a counterparty and is limited to cover only foreign exchange contracts. Fx Letters typically contain netting provisions covering events of default and do not require collateral to be posted. ISDAs and Fx Letters containing netting provisions may be referred to as Master Netting Agreements (“MNA”).
Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker for OTC traded derivatives or by the clearing house for exchange traded derivatives. Brokers can ask for margining in excess of the minimum in certain circumstances. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts and options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Penn Series Funds, Inc.
Notes to Financial Statements — June 30, 2026(Unaudited)

In third party Margin Direct ACA arrangement, the collateral provider (the Pledgor) posts collateral to a segregated account in the name of the Pledgor designated as pledged for the benefit of the collateral receiver (the “Secured Party”). Prior to an event of default, The Secure Party is not permitted to re-sell, re-use or re-pledge the collateral.
The following table presents derivative assets and liabilities net of amounts available for offset under a MNA and, as applicable, the related collateral and potential loss exposure to each Fund as of June 30, 2026:
		Gross Amounts Presented on Statements of Assets and Liabilities
Fund and Counterparty	Form of Master Netting Agreement	Value of Assets	Value of Liabilities	Net Amount Due (to)/from Counterparty	Cash Collateral Pledged (Received by Fund)	Non-Cash Collateral Pledged (Received by Fund)	Loss Exposure, After Collateral
Flexibly Managed Fund
Bank of America	ISDA	$—	$(3,596,094)	$(3,596,094)	$—	$3,596,094	$—
Barclays	ISDA	—	(1,079,730)	(1,079,730)	—	—	(1,079,730)
Citigroup	ISDA	—	(1,605,259)	(1,605,259)	—	—	(1,605,259)
Goldman Sachs	ISDA	—	(3,197,140)	(3,197,140)	—	3,197,140	—
JP Morgan	ISDA	—	(10,117,334)	(10,117,334)	—	—	(10,117,334)
Nomura Securities	ISDA	—	(186,050)	(186,050)	—	—	(186,050)
UBS Securities	ISDA	—	(3,989,318)	(3,989,318)	—	—	(3,989,318)
Wells Fargo	ISDA	—	(3,336,570)	(3,336,570)	—	3,336,570	—
Total		$—	$(27,107,495)	$(27,107,495)	$—	$10,129,804	$(16,977,691)
Mid Core Value Fund
Bank of America	Fx Letter	4,831	(378)	4,453	—	—	4,453
Citibank N.A.	Fx Letter	1,072	—	1,072	—	—	1,072
Goldman Sachs	Fx Letter	247	—	247	—	—	247
JPMorgan	Fx Letter	287	(291)	(4)	—	—	(4)
Morgan Stanley	Fx Letter	730	—	730	—	—	730
UBS Securities	Fx Letter	783	—	783	—	—	783
Total		$7,950	$(669)	$7,281	$—	$—	$7,281
Developed International Index Fund
UBS Securities	Fx Letter	3,342	—	3,342	—	—	3,342
RBC Capital Markets Corp.	Fx Letter	3,577	—	3,577	—	—	3,577
Total		$6,919	$—	$6,919	$—	$—	$6,919
The following is a summary of the location of derivatives on the Funds’ Statements of Operations as of June 30, 2026:
Derivative Type	Location of Gain (Loss) on Derivatives Recognized in Income
Equity contracts	Net realized gain (loss) on futures contracts
Net realized gain (loss) on purchased options
Net realized gain (loss) on written options
Net change in unrealized appreciation (depreciation) of futures contracts
Net change in unrealized appreciation (depreciation) of purchased options
Net change in unrealized appreciation (depreciation) of written options

Penn Series Funds, Inc.
Notes to Financial Statements — June 30, 2026(Unaudited)

Derivative Type	Location of Gain (Loss) on Derivatives Recognized in Income
Interest rate contracts	Net realized gain (loss) on futures contracts Net change in unrealized appreciation (depreciation) of futures contracts
Foreign currency contracts	Net realized gain (loss) on forward foreign currency contracts Net change in unrealized appreciation (depreciation) of forward foreign currency contracts
	Realized Gain (Loss) on Derivatives Recognized in Income
Fund	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts
Quality Bond Fund	$ —	$ —	$ (44,208)
Flexibly Managed Fund	7,950,755	—	—
Large Core Growth Fund	—	36	—
Index 500 Fund	193,435	—	—
Mid Cap Value Fund	—	(6)	—
Mid Core Value Fund	—	139,516	—
Small Cap Index Fund	35,450	—	—
Developed International Index Fund	202,569	16,108	—
Emerging Markets Equity Fund	—	(74,879)	—
	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Fund	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts
Quality Bond Fund	$ —	$ —	$ 32,260
Flexibly Managed Fund	(1,925,891)	—	—
Index 500 Fund	22,909	—	—
Mid Core Value Fund	—	15,315	—
Small Cap Index Fund	23,205	—	—
Developed International Index Fund	(19,685)	7,144	—
The table below summarizes the average balance of derivative holdings by Fund during the six months ended June 30, 2026. The average balance of derivatives held is indicative of the trading volume of each Fund.
	Average Derivative Volume
Fund	Forward foreign currency contracts (average cost)	Futures contracts (average notional value) long	Futures contracts (average notional value) short	Purchased options (average notional cost)	Written options (premiums received)
Quality Bond Fund	$ —	$ 1,499,167	$ —	$ —	$ —
Flexibly Managed Fund	—	—	—	—	(15,027,083)
Index 500 Fund	—	2,801,533	—	—	—
Mid Core Value Fund	(4,540,004)	—	—	—	—
Small Cap Index Fund	—	319,287	—	—	—
Developed International Index Fund	(540,283)	3,712,190	(1,402,682)	—	—
The Large Growth Stock Fund and Emerging Markets Equity Fund had derivative activity during the period but did not have open positions at any quarter-end.
8 — Credit and Market Risk
The Funds may invest a portion of their assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended,

Penn Series Funds, Inc.
Notes to Financial Statements — June 30, 2026(Unaudited)

and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Funds’ ability to dispose of them in a timely manner and at a fair price when it is necessary or preferable to do so.
The high yield securities in which the High Yield Bond Fund may invest are predominantly speculative as to the issuer’s continuing ability to meet principal and interest payments. The value of the lower quality securities in which the High Yield Bond Fund may invest will be affected by the credit worthiness of individual issuers, general economic and specific industry conditions, and will fluctuate inversely with changes in interest rates. In addition, the secondary trading market for lower quality bonds may be less active and less liquid than the trading market for higher quality bonds.
The funds may invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.
Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Funds or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.
9 —  Contractual Obligations
In the general course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds and/or its affiliates that have not yet occurred. However, based on experience, management of the Funds expects the risk of loss to be remote.
10 —  Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that no additional subsequent events require recognition or disclosure in the financial statements.

Penn Series Funds, Inc.
June 30, 2026(Unaudited)

Disclosure of Portfolio Holdings
Pursuant to applicable law, the Funds are required to disclose to the SEC their complete portfolio holdings monthly on Form N-PORT, within 60 days of the end of each month and within 5 days after the end of each month for the Money Market Fund on Form N-MFP. Portfolio holdings reported for the last month of each fiscal quarter are made publicly available by the SEC 60 days after the end of the fiscal quarter. Holdings reports filed with the SEC on Forms N-PORT and N-MFP are not distributed to Fund shareholders, but are available, free of charge, on the EDGAR database on the SEC’s website at http://www.sec.gov.
Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolios is available, without charge and upon request, on the Fund’s website at http://www.pennmutual.com or on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies for the most recent twelve-month period ended June 30, 2026 is available on the Fund’s website at http://www.pennmutual.com and on the SEC’s website at http://www.sec.gov.

Penn Series Funds, Inc.
June 30, 2026

Board Approval of New Sub-Advisory Agreements
Nomura Investments Fund Advisers - Mid Cap Growth Fund and Large Core Growth Fund.
On December 1, 2025, Nomura Holding America Inc. (“Nomura”) completed its acquisition of Macquarie Asset Management’s U.S. and European public investments business, including Macquarie Management Holdings, Inc. (“MMHI”), the parent company of Delaware Investments Fund Advisers (“DIFA”) (the “Nomura Acquisition”), investment sub-adviser to the Mid Cap Growth Fund and Large Core Growth Fund (for this section only, each, a “Fund” and together, the “Funds”). The Nomura Acquisition constituted a change of control of DIFA, which, in turn, caused the assignment and, pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the automatic termination of the Funds’ investment sub-advisory agreement between Penn Mutual Asset Management, LLC (“PMAM” or the “Adviser”) and DIFA (the “Prior DIFA Sub-Advisory Agreement”). In addition, as part of the Nomura Acquisition, DIFA was renamed Nomura Investments Fund Advisers (“NIFA”). In anticipation of the Nomura Acquisition and the automatic termination of the Prior DIFA Sub-Advisory Agreement, at a meeting of the Penn Series Funds, Inc.’s (the “Company”) Board of Directors (the “Board”) held on September 17, 2025 (for this section only, the “Meeting”), PMAM recommended, and the Board, including a majority of the Directors who are not “interested persons,” as defined by the 1940 Act, of the Company (collectively, the “Independent Directors”), approved a new sub-advisory agreement between PMAM and NIFA with respect to the Funds, which became effective December 1, 2025 (for this section only, the “New Sub-Advisory Agreement”).
Board Considerations. Prior to the approval of the New Sub-Advisory Agreement, the Board received written and oral information from PMAM and NIFA1, as well as considered information provided by NIFA at the May 2025 board meeting (the “May Board Meeting”) in connection with the annual renewal of the firm’s investment sub-advisory agreement. PMAM reviewed with the Board the basis for its recommendation, including NIFA’s performance with respect to its management of the Funds. The Board also reviewed and considered information about NIFA’s portfolio managers, research, investment and risk management processes, as well as other factors. The Board then considered information about the Nomura Acquisition and its anticipated effect on NIFA, including that according to NIFA, no changes were expected to its advisory business. The Board discussed the written materials provided in advance of the meeting, as well as other information the Board received during the meeting, and deliberated on the approval of the New Sub-Advisory Agreement in light of this information. As further outlined below, in approving the New Sub-Advisory Agreement, the Board carefully evaluated: (1) the nature, extent and quality of the services rendered by NIFA to each Fund to date and the expectation of the continuation of such services; (2) each Fund’s performance, as well as the performance of similar accounts managed by NIFA; (3) the costs of the services provided by NIFA and the profitability of NIFA with respect to each Fund; and (4) the extent to which economies of scale would be realized as each Fund grows and whether each Fund’s sub-advisory fee levels reflect those economies of scale for the benefit of each Fund’s investors. The Board evaluated the foregoing information, as well as such other information as the Directors considered to be relevant in the exercise of their reasonable judgment, in their decision to approve the New Sub-Advisory Agreement.
Nature, Extent and Quality of Advisory Services. In considering the nature, extent and quality of the services to be provided by NIFA, the Board evaluated, among other things, NIFA’s business, personnel, experience, investment decision process, brokerage practices, compliance program, and the resources of NIFA to be dedicated to each Fund. The Board also noted that NIFA planned to retain the same investment processes, portfolio management personnel and other support systems as are currently in place. The Board observed that it had previously approved NIFA’s code of ethics and compliance program, that the Chief Compliance Officer of the Funds continues to monitor the code and the program, and that no material changes to the code of ethics or compliance program are anticipated post-Nomura Acquisition. The Board reviewed the change in control at NIFA noting PMAM’s comfort with the financial strength of Nomura. The Board recalled its considerations regarding the firm at the May Board Meeting, including its conclusion that the Sub-Adviser was in a position to provide a high quality level of services to the Funds. The Board noted its view that, based on the information it has received, the Nomura Acquisition should not affect that conclusion. Based on its evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services to be provided by NIFA to each Fund, supported the approval of the New Sub-Advisory Agreement.
Performance Record. The Board considered each Fund’s performance in determining whether to approve the New Sub-Advisory Agreement. In this regard, the Board considered its review of each Fund’s performance at the May Board Meeting. For the May Board Meeting review, PMAM engaged an independent third party to prepare a report (the “Comparative Report”) to help the Board evaluate, among other information, each Fund’s performance and the performance of its peer funds (“Peer Funds”).
[1]	At the time of the Board’s review prior to December 1, 2025, NIFA was named DIFA, but for ease of reference, this document hereinafter references NIFA even for periods prior to December 1, 2025.

Penn Series Funds, Inc.
June 30, 2026

Board Approval of New Sub-Advisory Agreements (continued)
Specifically, the Board considered each Fund’s recent and long-term performance relative to the Fund’s applicable benchmark and to its Peer Funds. In evaluating performance, the Board considered recent market conditions, economic and market trends, as well as both market risk and shareholder risk expectations for a Fund. The Board also reviewed more recent performance information since the May Board Meeting. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Funds, both compared to the applicable benchmark and to Peer Funds, supported the approval of the New Sub-Advisory Agreement.
Costs of Advisory Services. In considering the cost of the sub-advisory services to be provided by NIFA, the Board evaluated (a) the services to be provided by NIFA; (b) the sub-advisory fees to be paid to NIFA, including the breakpoints in the sub-advisory fee schedule under the New Sub-Advisory Agreement; (c) the advisory fees to be paid to PMAM in comparison to advisory fees charged to other comparable mutual funds and other types of comparable accounts; and (d) the fact that NIFA will be compensated by PMAM and not by each Fund directly and that such compensation reflects an arms-length negotiation between PMAM and NIFA. The Board noted that the sub-advisory fee payable to NIFA would remain the same under the New Sub-Advisory Agreement as it was under the Prior DIFA Sub-Advisory Agreement, and that each Fund’s shareholders would not experience a change in the advisory fee rate in connection with the approval of the New Sub-Advisory Agreement. The Board recalled its review, at the May Board Meeting, of comparative fees and the costs of services to be provided under the Prior DIFA Sub-Advisory Agreement. The Board observed that fees paid under the New Sub-Advisory Agreement are identical to those paid under the Prior DIFA Sub-Advisory Agreement, which were reviewed and approved in May 2025. Based on its evaluation, the Board concluded, within the context of its full deliberations, that the sub-advisory fee charged under the New Sub-Advisory Agreement is reasonable and supported approval of the New Sub-Advisory Agreement.
Profitability and Other Benefits. Noting that NIFA is compensated by PMAM at a rate negotiated at arm’s length, the Board determined the profits realized by NIFA are not unreasonable. The Board also considered the other or fall-out benefits that may accrue to NIFA because of its relationship with each Fund, including the receipt of indirect benefits for portfolio securities trades placed with each Fund’s assets. In addition, the Board considered that NIFA may benefit from the development of additional investment advisory business with PMAM or the Company as a result of its relationship with each Fund. Based on its evaluation, the Board concluded that the profitability of and any fall-out benefits that may be realized by NIFA would be reasonable.
Economies of Scale. The Board considered the existence of any economies of scale and whether any such economies of scale would be passed along to each Fund’s shareholders through a graduated investment advisory fee schedule (i.e., breakpoints) or other means. The Board also noted that PMAM and The Penn Mutual Life Insurance Company (“Penn Mutual”) have contractually committed to waive fees and/or reimburse certain expenses of the Mid Cap Growth Fund and the Large Core Growth Fund to maintain each Fund’s total expense ratio at 1.00% and 0.90%, respectively. Based on its evaluation, the Board concluded, within the context of its full deliberations, that each Fund and its shareholders obtain a reasonable benefit from any economies of scale realized by PMAM and NIFA.
Based on the Board’s deliberations and its evaluation of the information described above, the Board, including all of the Independent Directors, unanimously approved the New Sub-Advisory Agreement and concluded that the compensation under the New Sub-Advisory Agreement is fair and reasonable in light of such services and such other matters as the Board considered to be relevant in the exercise of the Directors’ reasonable judgment. In the course of its deliberations, the Board did not identify any particular information or single factor that was all-important or controlling.
Janus Henderson Investors US LLC - Mid Cap Value Fund and Small Cap Growth Fund.
On June 30, 2026, a consortium of investors led by Trian Fund Management, L.P. (“Trian”) and General Catalyst Group Management, LLC (“General Catalyst”) completed an acquisition of Janus Henderson Group plc (the “Janus Acquisition”), the indirect parent company of Janus Henderson Investors US LLC (“Janus”). At the closing, Janus Henderson Group plc changed its name to Janus Henderson Group Ltd. and became an indirect, wholly owned subsidiary of Jupiter Topco LLC. Janus remains an indirect wholly-owned subsidiary of Janus Henderson Group Ltd. (formerly plc), but the Janus Acquisition constituted a change of control of Janus, which, in turn, caused the assignment and, pursuant to Section 15 of the 1940 Act, the automatic termination of the Funds’ investment sub-advisory agreement between PMAM and Janus dated May 1, 2020, as amended (the “Prior Janus Sub-Advisory Agreement”). PMAM and Janus entered into the Prior Janus Sub-Advisory Agreement with respect to the Mid Cap Value Fund and the Small Cap Growth Fund on May 1, 2020. Under the terms of the Prior Janus Sub-Advisory Agreement, Janus was responsible for making the day-to-day investment decisions for the assets of

Penn Series Funds, Inc.
June 30, 2026

Board Approval of New Sub-Advisory Agreements (continued)
each Fund and continuously reviewing, supervising and administering each Fund’s investment program. At a meeting of the Company’s Board held on May 21, 2026, PMAM recommended, and the Board, including the Independent Directors, approved a new Sub-Advisory Agreement, which became effective June 30, 2026 (for this section only, the “New Sub-Advisory Agreement”).
Board Considerations.Prior to the approval of the New Sub-Advisory Agreement, the Board received written and oral information from PMAM and Janus, as well as considered information provided by Janus in connection with the annual renewal of Janus’s investment sub-advisory agreement. PMAM reviewed with the Board the basis for its recommendation, including Janus’s performance with respect to its management of the Funds. The Board also reviewed and considered information about Janus’s portfolio managers, research, investment and risk management processes, as well as other factors. The Board then considered information about the Janus Acquisition and its anticipated effect on Janus, including that, according to Janus, no changes were expected to its advisory business, and that as a private company, Janus Henderson Group Ltd. (formerly plc) would continue to be led by the current management team and would maintain its main presence in both London, England, and Denver, Colorado. The Board discussed the written materials provided in advance of the meeting, as well as other information the Board received during the meeting, and deliberated on the approval of the New Sub-Advisory Agreement in light of this information. As further outlined below, in approving the New Sub-Advisory Agreement, the Board carefully evaluated: (1) the nature, extent and quality of the services rendered by Janus to each Fund to date and the expectation of the continuation of such services; (2) each Fund’s performance, as well as the performance of similar accounts managed by Janus; (3) the costs of the services provided by Janus and the profitability of Janus with respect to each Fund; and (4) the extent to which economies of scale would be realized as each Fund grows and whether each Fund’s sub-advisory fee levels reflect those economies of scale for the benefit of each Fund’s investors. The Board evaluated the foregoing information, as well as such other information as the Directors considered to be relevant in the exercise of their reasonable judgment, in their decision to approve the New Sub-Advisory Agreement.
Nature, Extent and Quality of Advisory Services. In considering the nature, extent and quality of the services to be provided by Janus, the Board evaluated, among other things, Janus’s business, personnel, experience, investment decision process, brokerage practices, compliance program, and the resources of Janus to be dedicated to each Fund. The Board also noted that Janus planned to retain the same investment processes, portfolio management personnel and other support systems as are currently in place and considered Janus’ commitment to allocate the resources necessary to ensure services remain at least at current levels. The Board noted that Janus intends to take appropriate steps to retain key personnel supporting the Funds, including key investment, compliance, operational and administrative personnel who support Fund oversight. The Board observed that it had previously approved Janus’s code of ethics and compliance program, that the Chief Compliance Officer of the Funds continues to monitor the code and the program, and that no material changes to the code of ethics or compliance program are anticipated post-Janus Acquisition. The Board also considered certain materials related to its renewal of Janus’s investment sub-advisory agreement, which occurred at the same Board Meeting, including its conclusion that Janus was in a position to provide a high-quality level of services to the Funds. The Board noted its view that, based on the information it has received, the Janus Acquisition should not affect that conclusion. Based on its evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services to be provided by Janus to each Fund supported the approval of the New Sub-Advisory Agreement.
Performance Record. The Board considered each Fund’s performance in determining whether to approve the New Sub-Advisory Agreement. PMAM engaged an independent third party to prepare the Comparative Report to help the Board evaluate, among other information, each Fund’s performance and the performance of its Peer Funds. Specifically, the Board considered each Fund’s recent and long-term performance relative to the Fund’s applicable benchmark and to its Peer Funds. In evaluating performance, the Board considered recent market conditions, economic and market trends, as well as both market risk and shareholder risk expectations for a Fund. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Funds, both compared to the applicable benchmark and to Peer Funds, supported the approval of the New Sub-Advisory Agreement.
Costs of Advisory Services. In considering the cost of the sub-advisory services to be provided by Janus, the Board evaluated (a) the services to be provided by Janus; (b) the sub-advisory fees to be paid to Janus; (c) the advisory fees to be paid to PMAM in comparison to advisory fees charged to other comparable mutual funds and other types of comparable accounts; and (d) the fact that Janus will be compensated by PMAM and not by each Fund directly and that such compensation reflects an arms-length negotiation between PMAM and Janus. The Board noted that the sub-advisory fee payable to Janus would remain

Penn Series Funds, Inc.
June 30, 2026

Board Approval of New Sub-Advisory Agreements (continued)
the same under the New Sub-Advisory Agreement as it was under the Prior Janus Sub-Advisory Agreement, and that each Fund’s shareholders would not experience a change in the advisory fee rate in connection with the approval of the New Sub-Advisory Agreement. The Board reviewed comparative fees and the costs of services to be provided under the Prior Janus Sub-Advisory Agreement, which were reviewed and approved at the same meeting. Based on its evaluation, the Board concluded, within the context of its full deliberations, that the sub-advisory fee charged under the New Sub-Advisory Agreement is reasonable and supported the approval of the New Sub-Advisory Agreement.
Profitability and Other Benefits. Noting that Janus is compensated by PMAM at a rate negotiated at arm’s length, the Board determined the profits realized by Janus were not unreasonable. The Board also considered the other or fall-out benefits that may accrue to Janus because of its relationship with each Fund, including that Janus may benefit from the development of additional investment advisory business with PMAM or the Company. Based on its evaluation, the Board concluded that the profitability of and any fall-out benefits that may be realized by Janus would be reasonable.
Economies of Scale. The Board considered the existence of any economies of scale and whether any such economies of scale would be passed along to each Fund’s shareholders through a graduated investment advisory fee schedule (i.e., breakpoints) or other means. The Board also noted that PMAM and Penn Mutual have contractually committed to waive fees and/or reimburse certain expenses of the Mid Cap Value Fund and Small Cap Growth Fund to maintain each Fund’s total expense ratio at 0.83% and 1.13%, respectively. Based on its evaluation, the Board concluded, within the context of its full deliberations, that each Fund and its shareholders obtain a reasonable benefit from any economies of scale realized by PMAM and Janus.
Based on the Board’s deliberations and its evaluation of the information described above, the Board, including all of the Independent Directors, unanimously approved the New Sub-Advisory Agreement and concluded that the compensation under the New Sub-Advisory Agreement is fair and reasonable in light of such services and such other matters as the Board considered to be relevant in the exercise of the Directors’ reasonable judgment. In the course of its deliberations, the Board, and each Director thereof, did not identify any particular piece of information or single factor that was all-important or controlling.

Annual Board Approval of Investment Advisory and Sub-Advisory Agreements
The Company and PMAM have entered into an investment advisory agreement (the “Advisory Agreement”) pursuant to which PMAM serves as the investment adviser to each series of the Company (each, a “Fund” and collectively, the “Funds”). As the investment adviser to the Funds, PMAM is primarily responsible for (i) providing day-to-day investment management services to certain of the Funds (collectively, the “Directly Managed Funds”) and (ii) selecting and overseeing the investment sub-advisers who perform day-to-day investment management services for the remaining Funds (collectively, the “Sub-Advised Funds”). The Directly Managed Funds consist of the Money Market, Limited Maturity Bond, Quality Bond, High Yield Bond, Balanced, Aggressive Allocation, Moderately Aggressive Allocation, Moderate Allocation, Moderately Conservative Allocation, and Conservative Allocation Funds. The Sub-Advised Funds consist of the Flexibly Managed, Large Growth Stock, Large Cap Growth, Large Core Growth, Large Cap Value, Large Core Value, Index 500, Mid Cap Growth, Mid Cap Value, Mid Core Value, SMID Cap Growth, SMID Cap Value, Small Cap Value, Small Cap Growth, Small Cap Index, Developed International Index, International Equity, Emerging Markets Equity, and Real Estate Securities Funds.
PMAM has entered into, and the Company’s Board has approved, separate sub-advisory agreements (each, a “Sub-Advisory Agreement”, collectively, the “Sub-Advisory Agreements”, and together with the Advisory Agreement, the “Agreements”) with each sub-adviser identified below (each, a “Sub-Adviser”, collectively, the “Sub-Advisers”, and together with PMAM, the “Advisers”). Each Sub-Adviser is primarily responsible for the day-to-day management of its Sub-Advised Funds subject to the oversight of both PMAM and the Board. PMAM serves as “manager of managers” with respect to the Sub-Advisers and the Sub-Advised Funds. As such, PMAM, pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission and subject to certain conditions and the approval of the Board, may hire and terminate unaffiliated investment sub-advisers without shareholder approval for each of the Sub-Advised Funds. The Sub-Advised Funds’ “manager of managers” structure facilitates PMAM’s regular review of each Sub-Adviser’s overall performance with respect to the Sub-Advised Fund(s) it manages. When selecting a new investment sub-adviser, PMAM quantitatively and qualitatively evaluates, among other factors, each sub-adviser’s (i) investment expertise and resources, (ii) investment results in managing assets for relevant asset classes, investment styles and strategies, and (iii) regulatory compliance infrastructure and culture. PMAM engages in a

Penn Series Funds, Inc.
June 30, 2026

Annual Board Approval of Investment Advisory and Sub-Advisory Agreements (continued)
substantially similar evaluation process when determining whether to retain a Sub-Adviser. PMAM also oversees each Sub-Adviser’s investment activities with respect to each Fund it manages to seek to ensure compliance with the Fund’s investment policies and guidelines and to monitor each Sub-Adviser’s adherence to its investment style and the Fund’s investment strategies.
Sub-Adviser	Fund
AllianceBernstein L.P.	SMID Cap Value Fund
AllianceBernstein L.P.	Large Cap Value Fund
American Century Investment Management, Inc.	Mid Core Value Fund
Cohen & Steers Capital Management, Inc.	Real Estate Securities Fund
Nomura Investments Fund Advisers	Mid Cap Growth Fund
Nomura Investments Fund Advisers	Large Core Growth Fund
Eaton Vance Management	Large Core Value Fund
Goldman Sachs Asset Management, L.P.	Small Cap Value Fund
Goldman Sachs Asset Management, L.P.	SMID Cap Growth Fund
Janus Henderson Investors US LLC	Mid Cap Value Fund
Janus Henderson Investors US LLC	Small Cap Growth Fund
Massachusetts Financial Services Company	Large Cap Growth Fund
SSGA Funds Management, Inc.	Index 500 Fund
SSGA Funds Management, Inc.	Small Cap Index Fund
SSGA Funds Management, Inc.	Developed International Index Fund
T. Rowe Price Associates, Inc.,	Flexibly Managed Fund
T. Rowe Price Investment Management, Inc.
T. Rowe Price Associates, Inc.	Large Growth Stock Fund
Vontobel Asset Management, Inc.	Emerging Markets Equity Fund
Vontobel Asset Management, Inc.	International Equity Fund
The 1940 Act requires that each Fund’s initial Advisory Agreement and Sub-Advisory Agreement, as well as the continuation thereof, be specifically approved by: (i) the vote of the Board or by a vote of the shareholders of the Fund; and (ii) the vote of a majority of the Independent Directors, cast in person at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approvals, the Board must request and evaluate, and the Advisers are required to furnish, such information as may be reasonably necessary for the Board to evaluate the terms of the Agreements.
Board Approval of the Continuance of Investment Advisory and Sub-Advisory Agreements
The Board held a special meeting on May 12, 2026 (the “Pre-15(c) Meeting”) via web conference and an in-person meeting on May 21, 2026 (the “May Meeting” and together with the Pre-15(c) Meeting, the “Meetings”) to consider the approval of each Agreement with respect to each Fund. In preparation for the Pre-15(c) Meeting, the Board provided PMAM with a written request for information relating to both PMAM and each Sub-Adviser and received and reviewed, in advance of the Pre-15(c) Meeting, extensive written materials in response to that request. After the Pre-15(c) Meeting, the Independent Directors also requested additional follow-up information from PMAM. The materials provided included information pertaining to (i) PMAM’s and each Sub-Adviser’s leadership, organizational structure, corporate changes, and financial condition, (ii) the performance of each Fund versus its benchmark and Peer Funds, as identified by an independent third party, (iii) the level of the investment advisory fees, sub-advisory fees and overall expense ratios of each Fund, as applicable, as well as comparisons of such fees and expenses with those incurred by each Fund’s Peer Funds, (iv) the costs to each Adviser of providing such services, including a profitability analysis applicable to PMAM and its affiliates, (v) each Adviser’s risk management and compliance program, and (vi) various other matters relevant to the operations of and services provided by each Adviser.
In addition to the information provided by the Advisers, the Board also considered the detailed Fund information the Board receives and reviews during the course of the year, including Fund-specific performance and fees and expenses information provided on a quarterly basis. The Board also received and reviewed a memorandum from legal counsel discussing the responsibilities of the Independent Directors in connection with their consideration of the continuation of the Agreements. In

Penn Series Funds, Inc.
June 30, 2026

Board Approval of the Continuance of Investment Advisory and Sub-Advisory Agreements (continued)
the course of their deliberations, the Independent Directors met both with senior representatives of PMAM and in executive session outside the presence of management to discuss the information submitted to the Board in connection with the renewal of the Agreements.
At the May Meeting, following its deliberations, the Board, including all of the Independent Directors voting separately, unanimously determined, in the exercise of the Directors’ business judgment, to approve the continuance and renewal of the applicable Agreements for another year with respect to each Fund.
Board Considerations
With respect to each Adviser, the Board evaluated a number of factors, including among others: (a) the nature, extent and quality of each Adviser’s investment management and other services and, with respect to PMAM, its services as a “manager of managers” of the Sub-Advised Funds; (b) the quantity and quality of each Adviser’s investment management personnel; (c) each Adviser’s operations and financial condition; (d) each Adviser’s brokerage practices (including best execution policies, evaluating execution quality, average commission rates on fund trades, soft dollar arrangements, if any, and affiliated and directed brokerage arrangements) and investment strategies; (e) an independently prepared report comparing the Funds’ advisory and sub-advisory fees and overall expense ratios to the fees and expenses charged to comparable funds and accounts, including breakpoints; (f) the level of each Adviser’s cost of services provided and estimated profitability from its fund-related operations; (g) other benefits that may accrue to each Adviser and its affiliates as a result of their relationship with the Funds; (h) the extent to which the Funds’ advisory and sub-advisory fees reflect economies of scale and the extent to which any such economies of scale are shared with fund investors; (i) each Adviser’s risk management and compliance programs and, if applicable, a description of the material changes made to, and material compliance violations under, the compliance program; (j) each Adviser’s investment reputation, expertise and resources; and (k) an independently-prepared report of each Fund’s performance compared with that of its Peer Funds. In its deliberations, the Directors did not identify any single piece of information that was all-important or controlling, noting that each Director could attribute different weights to the various factors considered.
During the Meetings, representatives from PMAM commented on the information delivered to the Board and answered questions from the Directors to help the Board evaluate each Adviser’s fees and other aspects of the services provided, including the services provided by PMAM’s affiliates and the fees related to such services. The Board then deliberated on the continuation of the Agreements in light of all of the information provided.
In considering the continuance and renewal of the Agreements, the Board considered the following factors and reached the following conclusions:
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by each Adviser to the Funds. In this regard, the Board evaluated, among other things, each Adviser’s: business; personnel; experience; investment decision processes; past performance; brokerage practices; compliance infrastructure and program; and resources to be dedicated to each Fund, as applicable. The Board reviewed the scope of services to be provided by each Adviser under the Agreements and noted that there would be no significant differences between the scope of services provided by the Advisers for the past year and the scope of services to be provided during the upcoming year. The Board also considered each Adviser’s representations to the Board that the Adviser would continue to provide investment and related services that were of materially the same nature and quality as services provided to the Funds in the past, and that these services are appropriate in scope and extent for the Funds’ operations, the competitive landscape of the investment company business, and investor needs. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by each Adviser to the Funds supported renewal of the Agreements.
Fund Performance. The Board considered fund performance in determining whether to continue the Agreements. PMAM engaged an independent third party to prepare the Comparative Report to help the Board evaluate, among other information, each Fund’s performance and the performance of its Peer Funds. Specifically, the Board considered each Fund’s recent and long-term performance relative to the Fund’s applicable benchmark and to its Peer Funds. In evaluating performance, the Board considered the market conditions of the past year, economic and market trends, as well as both market risk and shareholder risk expectations for a given Fund. Where a Fund significantly underperformed or outperformed its Peer Funds, the Board considered the Adviser’s explanation as to the reasons for the underperformance or outperformance. The Board also considered the Adviser’s explanation as to why certain Peer Funds selected by the independent provider may not have provided

Penn Series Funds, Inc.
June 30, 2026

Board Considerations (continued)
a close comparison, due to differences in investment quality or the style of investment strategy followed by the Fund. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Funds, both compared to the applicable benchmark and to Peer Funds, supported renewal of the Agreements.
Costs of Advisory and Sub-Advisory Services. The Board considered the cost of the advisory and sub-advisory services provided to the Funds by each Adviser. The Board considered, in particular, the expense information for the Funds and the corresponding Peer Funds included in the Comparative Report. The Board evaluated (a) the advisory and sub-advisory services provided; (b) the advisory and sub-advisory fees paid, as well as the impact of recently reduced advisory and sub-advisory fees to be charged for certain Funds to the extent not yet completely reflected in the Comparative Report; (c) the advisory and sub-advisory fees paid in comparison to the advisory and sub-advisory fees charged to the Peer Funds; and (d) the fact that each Sub-Adviser is compensated by PMAM and not directly by the relevant Sub-Advised Fund, and that such compensation reflects an arms-length negotiation between each Sub-Adviser and PMAM. The Board also considered PMAM and its affiliates’ ongoing agreement to waive the Funds’ management and other fees to prevent total fund expenses from exceeding a specified cap. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the advisory and sub-advisory fees charged to the Funds are fair and reasonable and supported the renewal of the Agreements.
Profitability and Other Benefits. With regard to profitability and fall-out benefits, the Board considered all compensation paid by a Fund, directly or indirectly, to each Adviser and its affiliates, and any benefits derived or to be derived by each Adviser and its affiliates, as well as the cost of Fund services provided by each Adviser. The Board noted that PMAM’s overall profitability had slightly decreased during the past year. In its consideration of the profitability of PMAM and its affiliates, the Board was provided with and considered information pertaining to the profitability of the administrative and servicing arrangements between the Funds and PMAM and Penn Mutual. The Board also considered the expense allocation methodology, which was unchanged from that used in the prior year, used to determine the profitability of PMAM and its affiliates and the Peer Fund expense information included in the Comparative Report, which included servicing-related expenses. The Board noted that while such information may not constitute a perfect comparison due to differences in the types and extent of the services provided to the Peer Funds, the information nonetheless provided a useful data point. When considering the profitability of each Sub-Adviser, the Board considered the fact that each Sub-Adviser is compensated by PMAM, and not by the Funds directly, and such compensation reflects an arms-length negotiation between the Sub-Adviser and PMAM. In evaluating the other or fall-out benefits that may accrue to the Sub-Advisers and their affiliates because of their relationship with the Funds, the Board noted that certain of the Sub-Advisers may receive indirect benefits in the form of soft dollar arrangements for portfolio securities trades placed with the Funds’ assets. In addition, the Board considered that the Sub-Advisers may benefit from the development of additional investment advisory business with PMAM or the Company as a result of their relationships with the Funds. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of and any fall-out benefits realized by the Advisers are reasonable in relation to the quality of their respective services and supported renewal of the Agreements.
Economies of Scale. The Board considered the existence of any economies of scale and whether the benefits of any such economies of scale are shared with a Fund and its shareholders, including through breakpoints in the advisory and sub-advisory fee schedules. The Board noted the existing breakpoints provided in certain advisory and sub-advisory fee schedules, as applicable. The Board further noted PMAM’s continued focus on evaluating advisory and sub-advisory fee breakpoints to allow each Fund and its shareholders to benefit from economies of scale, as applicable. The Board also noted PMAM’s expectations for a projected asset decline for the Funds based on the outlook for sales of Penn Mutual’s existing variable products that offer the Funds as investment options. As a result, the Board concluded that should an Adviser realize economies of scale in connection with its management of one or more Funds, the existing fee structures of the Funds adequately ensure that the benefits derived from any such economies of scale are reasonably shared with the Fund and its shareholders.

Board Approval of Amended Sub-Advisory Agreements with GSAM, AllianceBernstein, American Century, NIFA, Eaton Vance, Cohen & Steers, MFS, Vontobel, and TRP
At the May Meeting, the Board, including all of the Independent Directors, considered and unanimously approved: (i) an amendment to the Investment Sub-Advisory Agreement (the “Amended GSAM Agreement”) between the Adviser and Goldman Sachs Asset Management, L.P. (“GSAM”) modifying the sub-advisory fee rates paid by the Adviser to GSAM for the services provided to the Small Cap Value Fund and SMID Cap Growth Fund; (ii) an amendment to the Investment Sub-Advisory

Penn Series Funds, Inc.
June 30, 2026

Board Approval of Amended Sub-Advisory Agreements with GSAM, AllianceBernstein, American Century, NIFA, Eaton Vance, Cohen & Steers, MFS, Vontobel, and TRP (continued)
Agreement (the “Amended AB Agreement”) between the Adviser and AllianceBernstein L.P. (“AllianceBernstein”) modifying the sub-advisory fee rates paid by the Adviser to AllianceBernstein for the services provided to the Large Cap Value Fund and SMID Cap Value Fund; (iii) an amendment to the Investment Sub-Advisory Agreement (the “Amended American Century Agreement”) between the Adviser and American Century Investment Management, Inc. (“American Century”) modifying the sub-advisory fee rate paid by the Adviser to American Century for the services provided to the Mid Core Value Fund; (iv) an amendment to the Investment Sub-Advisory Agreement (the “Amended NIFA Agreement”) between the Adviser and NIFA modifying the sub-advisory fee rate paid by the Adviser to NIFA for the services provided to the Large Core Growth Fund; (v) an amendment to the Investment Sub-Advisory Agreement (the “Amended Eaton Vance Agreement”) between the Adviser and Eaton Vance Management (“Eaton Vance”) modifying the sub-advisory fee rate paid by the Adviser to Eaton Vance for the services provided to the Large Core Value Fund; (vi) an amendment to the Investment Sub-Advisory Agreement (the “Amended Cohen & Steers Agreement”) between the Adviser and Cohen & Steers Capital Management, Inc. (“Cohen & Steers”) modifying the sub-advisory fee rate paid by the Adviser to Cohen & Steers for the services provided to the Real Estate Securities Fund; (vii) an amendment to the Investment Sub-Advisory Agreement (the “Amended MFS Agreement”) between the Adviser and MFS Investment Management (“MFS”) modifying the sub-advisory fee rate paid by the Adviser to MFS for the services provided to the Large Cap Growth Fund; (viii) an amendment to the Investment Sub-Advisory Agreement (the “Amended Vontobel Agreement”) between the Adviser and Vontobel Asset Management, Inc. (“Vontobel”) modifying the sub-advisory fee rates paid by the Adviser to Vontobel for the services provided to the International Equity Fund and Emerging Markets Equity Fund; and (ix) an amendment to the Investment Sub-Advisory Agreement (the “Amended TRP Agreement”) between the Adviser and T. Rowe Price Associates, Inc. (“TRP”) modifying the sub-advisory fee rate paid by the Adviser to TRP for the services provided to the Large Growth Stock Fund (collectively, the “Amended Agreements”). Each Amended Agreement, if approved, was scheduled to take effect on June 1, 2026.
In preparation for the Meetings, the Board received and reviewed written materials related to the proposed changes to the sub-advisory fee rates. The materials provided included information pertaining to (i) each Sub-Adviser’s leadership, organizational structure, corporate changes, and financial condition, (ii) the performance of each Fund versus its benchmark and Peer Funds, as identified by an independent third party, (iii) the level of the investment advisory fees, sub-advisory fees and overall expense ratios of each Fund, as applicable, as well as comparisons of such fees and expenses with those incurred by each Fund’s Peer Funds, (iv) the costs to each Sub-Adviser of providing such services, including a profitability analysis applicable to PMAM and the Sub-Adviser, (v) each Sub-Adviser’s risk management and compliance program, and (vi) various other matters relevant to the operations of and services provided by each Sub-Adviser.
The Directors recognized that the existing sub-advisory agreements (the “Existing Sub-Advisory Agreements”) for the Small Cap Value Fund, SMID Cap Growth Fund, Large Cap Value Fund, SMID Cap Value Fund, Mid Core Value Fund, Large Core Growth Fund, Real Estate Securities Fund, Large Core Value Fund, Large Cap Growth Fund, International Equity Fund, Emerging Markets Equity Fund, and Large Growth Stock Fund (each, a “Fund,” and collectively, the “Funds”) were reviewed by the Board and discussed with the Adviser earlier in the Meetings in connection with their annual renewal and that the Directors’ conclusions may take into account conclusions reached during their consideration of these Existing Sub-Advisory Agreements.
In considering whether to approve the Amended Agreements, the Board considered and discussed a substantial amount of information and analysis provided by the Adviser at the Meetings, as well as at prior Board meetings. The Board had the opportunity to request additional information in connection with its considerations and to discuss this information with Adviser personnel, including representatives from the compliance and finance departments, and investment personnel. The Board engaged in substantive discussions with them concerning the proposal. The Board also was advised of its legal responsibilities and obligations by Fund counsel.
The Board also recognized that, except for the effective date, the fee schedule, and minor non-material updates, the terms of the Amended Agreements and the terms of the corresponding Existing Sub-Advisory Agreement were substantially identical. In determining to approve the Amended Agreements with respect to each Fund, the Board considered at the Meetings the same factors it reviewed and conclusions it reached, as applicable, in connection with its annual renewal of the Existing Sub-Advisory Agreements, including the Board’s general satisfaction with the nature and quality of the services being provided by the applicable Sub-Adviser, and focused its review on the potential impact of the change in sub-advisory fees on these factors and conclusions. In connection with its evaluation of each Amended Agreement, the Board considered the following factors:

Penn Series Funds, Inc.
June 30, 2026

Board Approval of Amended Sub-Advisory Agreements with GSAM, AllianceBernstein, American Century, NIFA, Eaton Vance, Cohen & Steers, MFS, Vontobel, and TRP (continued)
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by each Sub-Adviser to the Funds and the resources of the Sub-Adviser dedicated to the support of the applicable Funds. In this regard, the Directors evaluated, among other things, the Sub-Adviser’s personnel, experience, track record and compliance program. The Directors found the level of each Sub-Adviser’s professional staff and culture of compliance satisfactory. The Board also considered that each Sub-Adviser had provided a certification to the Board that there would be no changes to the type and quality of services provided by the Sub-Adviser in connection with the proposed fee modifications. Following its evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by each Sub-Adviser to each respective Fund and the resources of each Sub-Adviser supported the approval of each Amended Agreement.
Fund Performance. The Board considered each Fund’s performance in determining whether to approve the corresponding Amended Agreement. Specifically, the Directors considered each Fund’s performance relative to its peer groups and appropriate indices/benchmarks, in light of total return, yield and market trends. For purposes of evaluating the performance of each Fund, the Board also considered discussions with the Adviser and each Sub-Adviser about Fund investment performance that occurred earlier at the Meetings and at prior Board meetings. The Board also noted that it had reviewed each Sub-Adviser’s performance through its oversight of its management of the applicable Funds since its appointment as sub-adviser to the Funds. In evaluating performance, the Directors considered both market risk and shareholder risk expectations for the Funds. The Board also took into account factors including general market conditions, interest rate and inflation levels, and credit conditions. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of each Fund supported the approval of the applicable Amended Agreement.
Fund Expenses. With respect to each Fund’s expenses, the Directors considered the effect of the proposed modifications to the Fund’s sub-advisory fee rate schedules. In particular, the Board noted that the sub-advisory fees are paid by the Adviser, and that the modifications to the sub-advisory fee rates would have no impact on the fees and expenses borne by shareholders of any Fund. The Board considered that the Amended American Century Agreement, the Amended MFS Agreement and the Amended Vontobel Agreement each reflected a reduction of the annual sub-advisory fee rate paid to the Sub-Adviser. In addition, under the Amended AllianceBernstein Agreement, the Amended Cohen & Steers Agreement, the Amended Eaton Vance Agreement, the Amended GSAM Agreement, and the Amended NIFA Agreement, certain breakpoints were being eliminated and the Sub-Adviser would be paid an annual percentage rate on assets under management that was lower than the Sub-Adviser currently received at the first tier of assets under management. The Board considered that the Amended TRP Agreement eliminated certain upper level breakpoints on assets over $1 billion, but noted that T. Rowe Price had agreed to a lower fee rate on all assets once assets under management reach $200 million (with the Large Growth Stock Fund currently benefitting since its assets were over $200 million). The Board considered the Adviser’s explanation for the changes, noting that the Funds have been experiencing outflows and are expected to continue to experience such outflows. In that context, removing an upper level breakpoint in favor of having a lower fee rate at the first tier provides a more favorable position for these Funds, since their assets are no longer expected to grow to reach the first breakpoint. The Board noted that the fee modifications were expected to result in a reduction in sub-advisory fees paid for each Fund at current assets under management. Following its evaluation, the Board concluded that, within the context of its full deliberations, the proposed sub-advisory fee schedule of each Fund was reasonable and supported the approval of the Amended Agreement.
Profitability. With regard to profitability, the Directors were presented with information about the effect of the proposed new sub-advisory fee schedule, if approved, on each Sub-Adviser and Adviser’s profitability in connection with its management of the Funds. The Directors considered all compensation flowing to each Sub-Adviser, as well as the Adviser and its affiliates, directly and indirectly. The Directors also noted that the Adviser had agreed to offer certain contractual advisory fee waivers to the Large Core Value Fund, the Large Cap Value Fund, the Mid Core Value Fund, the SMID Cap Value Fund, and the International Equity Fund through May 1, 2027, which would at least partially pass along the benefits of the sub-advisory fee reductions to Fund shareholders. The Directors also considered whether these levels of compensation and profitability under the Amended Agreement were reasonable and justified in light of the quality of all services to be rendered to each Fund by the applicable Sub-Adviser and its affiliates. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the expected profitability of the Adviser and each applicable Sub-Adviser is reasonable and supported approval of each applicable Amended Agreement.

Penn Series Funds, Inc.
June 30, 2026

Board Approval of Amended Sub-Advisory Agreements with GSAM, AllianceBernstein, American Century, NIFA, Eaton Vance, Cohen & Steers, MFS, Vontobel, and TRP (continued)
Economies of Scale. Management noted that the assets in each Fund were not expected to increase because the variable products in which the Funds are offered are no longer actively marketed and are slowly losing assets. The Directors concluded that the proposed modifications to each Fund’s sub-advisory fee rate schedule were reasonable in the context of Funds that were expected to lose further assets, but agreed to continue to monitor asset levels going forward to determine if restoration of breakpoints for certain Funds would be warranted again in the future.
Based on the Directors’ deliberations and their evaluation of the information described above, the Board, including all of the Independent Directors, unanimously approved each Amended Agreement. The Board concluded, in the exercise of its reasonable judgment, that each proposed sub-advisory fee rate schedule is fair and reasonable in relation to the services provided to each Fund and that approval of the applicable Amended Agreement would be in the best interests of each Fund and its shareholders. In its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision and each Director may have attributed different weights to the various factors (and conclusions with respect thereto) and information.
                                                                                           *              *              *
On the basis of the information provided to it in advance of the Meetings and its evaluation of that information, as well as additional information provided by PMAM in response to the Board’s questions during the Meetings, the Board, including the Independent Directors, concluded that the terms of each Agreement were fair and reasonable, and that approval of each Agreement was in the best interests of each Fund and its shareholders.

About The Penn Mutual Life Insurance Company
For over 175 years, Penn Mutual has empowered individuals, families and businesses on the journey to achieve their financial goals. Through our partnership with Financial Professionals across the U.S., we help instill the confidence and reliability that comes from a stronger financial future. Penn Mutual and its affiliates offer a comprehensive suite of competitive products and services to meet the unique needs of Financial Professionals and their clients, including life insurance, annuities, wealth management and institutional asset management. To learn more, including current financial strength ratings, visit www.pennmutual.com.

THE PENN MUTUAL
LIFE INSURANCE COMPANY

THE PENN MUTUAL
LIFE INSURANCE COMPANY
2026 The Penn Mutual Life Insurance Company, Philadelphia, PA 19172, www.pennmutual.com
PM9283	06/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Change in Independent Registered Public Accounting Firm

At a meeting held on May 21, 2026, the Board of Directors (the “Board”) of Penn Series Funds, Inc. (the “Company”), upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP (“EY”) as the independent registered public accounting firm for the Company. Management informed KPMG LLP (“KPMG”) of their dismissal on May 22, 2026.

KPMG’s audit reports on the Company’s financial statements as of and for the fiscal years ended December 31, 2024 and December 31, 2025 did not contain any adverse opinion or a disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope, or accounting principles.

During the fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through May 22, 2026, there were no: (i) disagreements with KPMG as described in Item 304(a)(1)(iv) on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements if not resolved to KPMG’s satisfaction would have caused KPMG to make reference to the subject matter of the disagreement in connection with its reports on the Company’s financial statements; or (ii) reportable events described in Item 304(a)(1)(v).

During the fiscal years ended December 31, 2024 and December 31, 2025 and during the subsequent interim period through May 22, 2026, neither the Company nor anyone on its behalf consulted with EY with respect to (i) the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Company’s financial statements; or (ii) any matter that was the subject of a disagreement, as defined in Item 304(a)(1)(iv) of Regulation S-K, or a reportable event, as described in Item 304(a)(1)(v) of Regulation S-K.

The Company has provided KPMG with a copy of the foregoing disclosures and requested that KPMG furnish the Company with a letter addressed to the Securities and Exchange Commission stating whether or not KPMG agrees with the above statements. A copy of KPMG’s letter is attached as Exhibit 99 to this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory and Sub-Advisory Contracts.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was a change in the Registrant’s independent public accountant during the period covered by the report. Attached hereto as Exhibit 99 IND PUB ACCT.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Penn Series Funds, Inc.

By (Signature and Title)*	/s/ Keith G. Huckerby
Keith G. Huckerby, President
(principal executive officer)

Date September 8, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Keith G. Huckerby
Keith G. Huckerby, President
(principal executive officer)

Date September 8, 2026

By (Signature and Title)*	/s/ Steven Viola
Steven Viola, Treasurer
(principal financial officer)

Date September 8, 2026

*	Print the name and title of each signing officer under his or her signature.